                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10509

                              AXA PREMIER VIP TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2003 - December 31, 2003

Item 1.   Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                              AXA Premier VIP Trust
                          2003 Certified Annual Report


--------------------------------------------------------------------------------
This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.
--------------------------------------------------------------------------------

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AXA Premier VIP Trust Annual Report
December 31, 2003

Table of Contents

Notes on Performance                                                           2

Portfolio Results and Commentary

AXA Allocation Portfolio
AXA Conservative Allocation                                                    3
AXA Conservative-Plus Allocation                                               4
AXA Moderate Allocation                                                        5
AXA Moderate-Plus Allocation                                                   6
AXA Aggressive Allocation                                                      7

AXA Premier VIP Portfolio
AXA Premier VIP Aggressive Equity                                              8
AXA Premier VIP Core Bond                                                      9
AXA Premier VIP Health Care                                                   10
AXA Premier VIP High Yield                                                    11
AXA Premier VIP International Equity                                          12
AXA Premier VIP Large Cap Core Equity                                         13
AXA Premier VIP Large Cap Growth                                              14
AXA Premier VIP Large Cap Value                                               15
AXA Premier VIP Small/Mid Cap Growth                                          16
AXA Premier VIP Small/Mid Cap Value                                           17
AXA Premier VIP Technology                                                    18

Portfolio of Investments                                                      19
Financial Statements                                                          88
Notes to Financial Statements                                                121
Report of Independent Auditors                                               135
Federal Income Tax Information                                               136
Management of the Trust                                                      137

--------------------------------------------------------------------------------
NOTES ON PERFORMANCE
--------------------------------------------------------------------------------
Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages, compares each Portfolio's performance to that of a broad-based securities index. Each of the Portfolio's annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contract holder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment
The charts shown on the following pages illustrate the total value of an assumed investment in both Class A and Class B shares of each Portfolio of the AXA Premier VIP Trust. The periods illustrated are from the inception dates shown through December 31, 2003. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable only to Class B shares. They have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks
Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

The Credit Suisse First Boston Global High Yield Index
An unmanaged trader-priced index that mirrors the public high-yield debt market.

Lehman Brothers Aggregate Bond Index
An unmanaged index considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities.

Morgan Stanley Capital International EAFE Index
An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

The Russell 1000(R) Index
An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000(R) Growth Index
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000(R) Value Index
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 1000(R) Technology Index
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme.

Russell 1000(R) Health Care Index
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

The Russell 3000(R) Index
An unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000(R) Growth Index
An unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500(TM) Index
An unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

Russell 2500(TM) Growth Index
An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2500(TM) Value Index
An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Standard & Poor's 500 Index
An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market.

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--------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE RESULTS

Growth of a $10,000 Investment
7/31/03-12/31/03

AXA Conservative Allocation Portfolio

......Portfolio Class A Shares ($10,589)
-----Portfolio Class B Shares ($10,578)
_____Conservative Allocation Benchmark ($10,645)

                                   [CHART]

   ---------------------------------------------------------------------
                    AXA Conservative    AXA Conservative   Conservation
    INVESTMENT        Allocation          Allocation        Allocation
    VALUE DATE       Portfolio A         Portfolio B          Index
   ---------------------------------------------------------------------
     7/31/2003          10,000             10,000            10,000
   ---------------------------------------------------------------------
     8/31/2003          10,110             10,110            10,125
   ---------------------------------------------------------------------
     9/30/2003          10,280             10,270            10,316
   ---------------------------------------------------------------------
    10/31/2003          10,390             10,380            10,405
   ---------------------------------------------------------------------
    11/30/2003          10,440             10,430            10,481
   ---------------------------------------------------------------------
    12/31/2003          10,589             10,578            10,645
   ---------------------------------------------------------------------


--------------------------------------------------------------------------------
Total Returns as of 12/31/03
                                      Since
                                    Inception*

Portfolio - A Shares                      5.89%
Portfolio - B Shares                      5.78
Conservative Allocation Benchmark         6.45

*Date of inception 7/31/03
Returns for less than one year are not annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio commenced operations on July 31, 2003. For the five month period ending December 31, 2003, the Portfolio's Class A shares returned 5.89% versus 6.45% for the Conservative Allocation Benchmark. The Conservative Allocation Benchmark is an unmanaged portfolio comprised of 80% bonds (70% Lehman Brothers Aggregate Bond Index, 10% Merrill Lynch High Yield Master II Index) and 20% stocks (7.5% Russell 1000 Growth Index, 1.25% Russell 2000 Value Index, 2.5% Russell 2500 Growth Index, 3.75% Russell 2500 Value Index, 5% Russell 3000 Growth Index).

Investment Highlights
July 31, 2003 - December 31, 2003
The Portfolio's allocation to AXA Premier VIP Core Bond provided the biggest contribution to performance in absolute terms. The Portfolio's diversified approach provided exposure to high yield bonds, which also added positively to overall performance. The Portfolio's domestic equity investments added value across all styles and market capitalizations. Among the Portfolio's equity holdings, the largest contributors to absolute performance came from underlying investments in AXA Premier VIP Aggressive Equity and AXA Premier VIP Small/Mid Cap Value.

-------------------------------------------------------------------------------
Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2003
-------------------------------------------------------------------------------
AXA Premier VIP Core Bond Portfolio......................................  52.2%
EQ/Alliance Quality Bond Portfolio.......................................  17.4
AXA Premier VIP High Yield Portfolio.....................................  10.0
AXA Premier VIP Aggressive Equity Portfolio..............................   5.1
AXA Premier VIP Small/Mid Cap Value Portfolio............................   3.9
EQ/Alliance Premier Growth Portfolio.....................................   3.8
EQ/Marsico Focus Portfolio...............................................   3.8
AXA Premier VIP Small/Mid Cap Growth Portfolio...........................   2.5
EQ/Lazard Small Cap Value Portfolio......................................   1.3
-------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE RESULTS

Growth of a $10,000 Investment
7/31/03-12/31/03

AXA Conservative-Plus Allocation Portfolio

......Portfolio Class A Shares ($10,802)
-----Portfolio Class B Shares ($10,792)
_____Conservative-Plus Allocation Benchmark ($10,875)

                                    [CHART]

--------------------------------------------------------------------------------
               AXA Conservative-Plus   AXA Conservative-Plus   Conservation-Plus
 INVESTMENT          Allocation             Allocation            Allocation
 VALUE DATE         Portfolio A            Portfolio B              Index
--------------------------------------------------------------------------------
  7/31/2003            10,000                10,000                 10,000
--------------------------------------------------------------------------------
  8/31/2003            10,170                10,170                 10,172
--------------------------------------------------------------------------------
  9/30/2003            10,230                10,230                 10,287
--------------------------------------------------------------------------------
 10/31/2003            10,500                10,490                 10,531
--------------------------------------------------------------------------------
 11/30/2003            10,590                10,580                 10,649
--------------------------------------------------------------------------------
 12/31/2003            10,802                10,792                 10,875
--------------------------------------------------------------------------------

Total Returns as of 12/31/03
--------------------------------------------------------------------------------
                                       Since
                                    Inception*
Portfolio - A Shares                      8.02%
Portfolio - B Shares                      7.92
Conservative-Plus Allocation
 Benchmark                                8.75

*Date of inception 7/31/03

Returns for less than one year are not annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio commenced operations on July 31, 2003. For the five month period ending December 31, 2003, the Portfolio's Class A shares returned 8.02% versus 8.75% for the Conservative-Plus Allocation Benchmark. The Conservative-Plus Allocation Benchmark is an unmanaged portfolio comprised of 60% bonds (50% Lehman Brothers Aggregate Bond Index, 10% Merrill Lynch High Yield Master II Index) and 40% stocks (12% Russell 1000 Growth Index, 5% Russell 1000 Value Index, 2.5% Russell 2000 Value Index, 5% Russell 2500 Growth Index, 7.5%% Russell 2500 Value Index, 8% Russell 3000 Growth Index).

Investment Highlights
July 31, 2003 - December 31, 2003
The Portfolio's allocation to AXA Premier VIP Core Bond provided the biggest contribution to performance in absolute terms. The Portfolio's diversified approach provided exposure to high yield bonds, which also added positively to overall performance. The Portfolio's domestic equity investments added value across all styles and market capitalizations. Among the Portfolio's equity holdings, the largest contributors to absolute performance came from underlying investments in AXA Premier VIP Aggressive Equity and AXA Premier VIP Small/Mid Cap Value.

-------------------------------------------------------------------------------
Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2003
-------------------------------------------------------------------------------
AXA Premier VIP Core Bond Portfolio......................................  36.9%
EQ/Alliance Quality Bond Portfolio.......................................  12.3
AXA Premier VIP High Yield Portfolio.....................................  10.0
AXA Premier VIP Aggressive Equity Portfolio..............................   8.2
AXA Premier VIP Small/Mid Cap Value Portfolio............................   7.7
EQ/Alliance Premier Growth Portfolio.....................................   6.1
EQ/Marsico Focus Portfolio...............................................   6.0
EQ/Mercury Basic Value Equity Portfolio..................................   5.2
AXA Premier VIP Small/Mid Cap Growth Portfolio...........................   5.0
EQ/Lazard Small Cap Value Portfolio......................................   2.6
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA MODERATE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE RESULTS

Growth of a $10,000 Investment 12/31/93-12/31/03

AXA Moderate Allocation Portfolio

......Portfolio Class A Shares ($19,916)
-----Portfolio Class B Shares ($19,507)
_____Moderate Allocation Benchmark ($24,642)
=====60% S&P 500/40% Lehman Brothers Aggregate Bond($25,353)

                                     [CHART]

   --------------------------------------------------------------------------
                    AXA Moderate    AXA Moderate      Moderate    60% S&P 500/
   INVESTMENT        Allocation      Allocation      Allocation   40% Lehman
   VALUE DATE       Portfolio A     Portfolio B        Index       Agg Bond
   --------------------------------------------------------------------------
   12/31/1993          10,000           10,000          10,000        10,000
   --------------------------------------------------------------------------
   12/31/1994           9,202            9,175           9,907         9,966
   --------------------------------------------------------------------------
   12/31/1995          11,020           10,956          12,575        12,923
   --------------------------------------------------------------------------
   12/31/1996          12,307           12,201          14,303        14,856
   --------------------------------------------------------------------------
   12/31/1997          14,147           13,989          17,245        18,367
   --------------------------------------------------------------------------
   12/31/1998          16,714           16,582          19,626        22,221
   --------------------------------------------------------------------------
   12/31/1999          19,683           19,483          21,797        24,886
   --------------------------------------------------------------------------
   12/31/2000          19,427           19,169          21,983        24,641
   --------------------------------------------------------------------------
   12/31/2001          19,068           18,770          21,884        23,727
   --------------------------------------------------------------------------
   12/31/2002          16,680           16,384          20,101        21,398
   --------------------------------------------------------------------------
   12/31/2003          19,916           19,507          24,642        25,353

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5         10        Since
                                     Year       Years      Years     Incept.
Portfolio - A Shares                  19.40%      3.57%      7.13%     10.10%*
Portfolio - B Shares                  19.11       3.31       6.91       9.84**
Moderate Allocation Benchmark+        22.59       4.66       9.44      10.31*
60% S&P 500/40% Lehman Brothers
   Aggregate Bond Index               18.48       2.67       9.75      10.81*

*    Date of inception 1/27/86
** Investment operations commenced with respect to Class B shares on July 8, 1998. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.
+ In 2003, the Portfolio changed its benchmark index to the Moderate Allocation Benchmark, which the Investment Manager believes more closely reflects the market sectors in which the Portfolio invests.

     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

On August 15, 2003, the EQ/Balanced Portfolio was reorganized into the AXA Moderate Allocation Portfolio.

PERFORMANCE SUMMARY

For the one year period ending December 31, 2003, the Portfolio's Class A shares returned 19.40% versus 22.59% for the Moderate Allocation Benchmark. The Moderate Allocation Benchmark is an unmanaged portfolio comprised of 52.5% stocks (15% Russell 1000 Growth Index, 7.5% Russell 1000 Value Index, 3.75% Russell 2000 Value Index, 5% Russell 2500 Growth Index, 11.25% Russell 2500 Value Index, 10% Russell 3000 Growth Index) and 47.5% bonds (37.5% Lehman Brothers Aggregate Bond Index, 10% Merrill Lynch High Yield Master II Index).

Investment Highlights
Fiscal Year Ended December 31, 2003
On August 15, 2003, the Portfolio was reorganized from a portfolio managed by multiple advisers, to a portfolio that invests exclusively in a combination of other funds. Prior to the reorganization, the Portfolio maintained a target asset allocation of 60% in domestic large cap equities and 40% in high quality bonds. After the reorganization, the Portfolio established a target allocation of 52.5% equities and 47.5% bonds.

Among the Portfolio's fixed income allocations, AXA Premier VIP Core Bond provided the biggest contribution to performance in absolute terms. The Portfolio's diversified approach provided exposure to high yield bonds, which also added positively to overall performance. The Portfolio's domestic equity investments added value across all styles and market capitalizations. Among the Portfolio's equity holdings, the largest contributors to absolute performance came from underlying investments in AXA Premier VIP Aggressive Equity, EQ/Mercury Basic Value Equity and AXA Premier VIP Small/Mid Cap Value.

-------------------------------------------------------------------------------
Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2003
-------------------------------------------------------------------------------
EQ/Alliance Quality Bond Portfolio......................................   26.0%
AXA Premier VIP Small/Mid Cap Value Portfolio...........................   12.1
AXA Premier VIP Aggressive Equity Portfolio.............................   10.4
AXA Premier VIP High Yield Portfolio....................................   10.0
AXA Premier VIP Core Bond Portfolio.....................................    9.4
EQ/Mercury Basic Value Equity Portfolio.................................    7.9
EQ/Marsico Focus Portfolio..............................................    7.5
EQ/Alliance Premier Growth Portfolio....................................    7.5
AXA Premier VIP Small/Mid Cap Growth Portfolio..........................    5.2
EQ/Lazard Small Cap Value Portfolio.....................................    4.0
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE RESULTS

Growth of a $10,000 Investment
7/31/03-12/31/03

AXA Moderate-Plus Allocation Portfolio

......Portfolio Class A Shares ($11,262)
-----Portfolio Class B Shares ($11,250)
_____Moderate-Plus Allocation Benchmark ($11,486)

                                     [CHART]

      --------------------------------------------------------------------
      INVESTMENT    AXA Moderate-Plus  AXA Moderate-Plus
        VALUE         Allocation          Allocation        Moderate-Plus
         DATE         Portfolio A         Portfolio B     Allocation Index
      --------------------------------------------------------------------
       7/31/2003          10,000             10,000            10,000
      --------------------------------------------------------------------
       8/31/2003          10,240             10,230            10,230
      --------------------------------------------------------------------
       9/30/2003          10,270             10,270            10,310
      --------------------------------------------------------------------
      10/31/2003          10,680             10,680            10,820
      --------------------------------------------------------------------
      11/30/2003          10,850             10,840            11,011
      --------------------------------------------------------------------
      12/31/2003          11,262             11,250            11,486
      --------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Returns as of 12/31/03
                                      Since
                                    Inception*
Portfolio - A Shares                     12.62%
Portfolio - B Shares                     12.50
Moderate-Plus Allocation
 Benchmark                               14.86

*Date of inception 7/31/03

Returns for less than one year are not annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio commenced operations on July 31, 2003. For the five month period ending December 31, 2003, the Portfolio's Class A shares returned 12.62% versus 14.86% for the Moderate-Plus Allocation Benchmark. The Moderate-Plus Allocation Benchmark is an unmanaged portfolio comprised of 77.5% stocks (25% MSCI EAFE Index, 12% Russell 1000 Growth Index, 15% Russell 1000 Value Index, 3.1% Russell 2000 Value Index, 5% Russell 2500 Growth Index, 9.4%% Russell 2500 Value Index, 8% Russell 3000 Growth Index) and 22.5% bonds (17.5% Lehman Brothers Aggregate Bond Index, 5% Merrill Lynch High Yield Master II Index).

Investment Highlights
July 31, 2003 - December 31, 2003
Among the Portfolio's fixed income allocations, AXA Premier VIP Core Bond provided the biggest contribution to performance in absolute terms. The Portfolio's diversified approach provided exposure to high yield bonds, which also added positively to overall performance. The Portfolio's domestic equity investments added value across all styles and market capitalizations. Among the Portfolio's equity holdings, the largest contributors to absolute performance came from underlying investments in AXA Premier VIP Aggressive Equity, EQ/Mercury Basic Value Equity and AXA Premier VIP Small/Mid Cap Value. The Portfolio's allocation to international equities provided an extra performance advantage given the strong performance of this asset class over the period.

-------------------------------------------------------------------------------
Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2003
-------------------------------------------------------------------------------
AXA Premier VIP International Equity Portfolio...........................  25.4%
EQ/Mercury Basic Value Equity Portfolio..................................  15.3
AXA Premier VIP Core Bond Portfolio......................................  12.7
AXA Premier VIP Small/Mid Cap Value Portfolio............................   9.4
AXA Premier VIP Aggressive Portfolio.....................................   8.0
EQ/Alliance Premier Growth Portfolio.....................................   6.0
EQ/Marsico Focus Portfolio...............................................   5.9
AXA Premier VIP Small/Mid Cap Growth Portfolio...........................   5.0
AXA Premier VIP High Yield Portfolio.....................................   4.9
EQ/Alliance Quality Bond Portfolio.......................................   4.3
EQ/Lazard Small Cap Value Portfolio......................................   3.1
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

PERFORMANCE RESULTS

Growth of a $10,000 Investment
7/31/03-12/31/03

AXA Aggressive Allocation Portfolio

......Portfolio Class A Shares ($11,308)
-----Portfolio Class B Shares ($11,297)
_____Aggressive Allocation Benchmark ($11,467)

                                    [CHART]

         -------------------------------------------------------------
         INVESTMENT     AXA Aggressive   AXA Aggressive    Aggressive
           VALUE          Allocation       Allocation      Allocation
            DATE          Portfolio A      Portfolio B       Index
         -------------------------------------------------------------
           7/31/2003          10,000          10,000           10,000
         -------------------------------------------------------------
           8/31/2003          10,280          10,280           10,266
         -------------------------------------------------------------
           9/30/2003          10,160          10,150           10,250
         -------------------------------------------------------------
          10/31/2003          10,770          10,760           10,834
         -------------------------------------------------------------
          11/30/2003          10,940          10,930           11,031
         -------------------------------------------------------------
          12/31/2003          11,308          11,297           11,467
         -------------------------------------------------------------

--------------------------------------------------------------------------------
Total Returns as of 12/31/03
                                       Since
                                    Inception*
Portfolio - A Shares                     13.08%
Portfolio - B Shares                     12.97
Aggressive Allocation Benchmark          14.67

*Date of inception 7/31/03

Returns for less than one year are not annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio commenced operations on July 31, 2003. For the five month period ending December 31, 2003, the Portfolio's Class A shares returned 13.08% versus 14.67% for the Aggressive Allocation Benchmark. The Aggressive Allocation Benchmark is an unmanaged portfolio comprised of 90% stocks (15% MSCI EAFE Index, 22.5% Russell 1000 Growth Index, 15% Russell 1000 Value Index, 3.1% Russell 2000 Value Index, 10% Russell 2500 Growth Index, 9.4% Russell 2500 Value Index, 15% Russell 3000 Growth Index) and 10% bonds (10% Lehman Brothers Aggregate Bond Index).

Investment Highlights
July 31, 2003 - December 31, 2003
The Portfolio's quality bond allocations contributed marginally to performance as the sector in general delivered modest returns relative to equities. The Portfolio's allocation to domestic equities added value across all styles and market capitalizations. Among the Portfolio's domestic equity holdings, top contributors to overall performance came from the Portfolio's large cap holdings in AXA Premier VIP Aggressive Equity and EQ/Mercury Basic Value Equity. The best absolute performance among smaller capitalization stocks came from the Portfolio's underlying investments in AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Small/Mid Cap Value, which contributed equally to the Portfolio's overall return. The Portfolio's allocation to international equities provided an extra performance advantage given the strong performance of this asset class over the period.

-------------------------------------------------------------------------------
Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2003
-------------------------------------------------------------------------------
AXA Premier VIP International Equity Portfolio...........................  15.3%
EQ/Mercury Basic Value Equity Portfolio..................................  15.2
AXA Premier VIP Aggressive Equity Portfolio..............................  15.0
EQ/Alliance Premier Growth Portfolio.....................................  11.2
EQ/Marsico Focus Portfolio...............................................  11.1
AXA Premier VIP Small/Mid Cap Growth Portfolio...........................   9.9
AXA Premier VIP Small/Mid Cap Value Portfolio............................   9.4
AXA Premier VIP Core Bond Portfolio......................................   7.3
EQ/Lazard Small Cap Value Portfolio......................................   3.1
EQ/Alliance Quality Bond Portfolio.......................................   2.5
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    Alliance Capital Management L.P.
..    Marsico Capital Management LLC
..    MFS Investment Management
..    Provident Investment Counsel, Inc.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/93-12/31/03

AXA Premier VIP Aggressive Equity Portfolio

......Portfolio Class A Shares ($13,092)
-----Portfolio Class B Shares ($12,876)
_____Russell 3000 Growth ($23,259)

                                    [CHART]

        ---------------------------------------------------------------
                        AXA Premier VIP   AXA Premier VIP
         INVESTMENT        Aggressive       Aggressive      Russell 3000
         VALUE DATE    Equity Portfolio A Equity Portfolio B   Growth
        ---------------------------------------------------------------
         12/31/1993          10,000          10,000           10,000
        ---------------------------------------------------------------
         12/31/1994           9,617           9,593           10,220
        ---------------------------------------------------------------
         12/31/1995          12,662          12,599           13,958
        ---------------------------------------------------------------
         12/31/1996          15,469          15,490           17,012
        ---------------------------------------------------------------
         12/31/1997          17,143          17,124           21,901
        ---------------------------------------------------------------
         12/31/1998          17,193          17,129           29,570
        ---------------------------------------------------------------
         12/31/1999          20,432          20,309           39,573
        ---------------------------------------------------------------
         12/31/2000          17,746          17,597           30,702
        ---------------------------------------------------------------
         12/31/2001          13,312          13,167           24,677
        ---------------------------------------------------------------
         12/31/2002           9,494           9,366           17,759
        ---------------------------------------------------------------
         12/31/2003          13,092          12,876           23,259

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                       1          5         10        Since
                                     Year       Years      Years     Incept.
Portfolio - A Shares                  37.90%     (5.30)%     2.73%     10.84%*
Portfolio - B Shares                  37.50      (5.54)      2.56      10.62**
Russell 3000 Growth Index             30.97      (4.69)      8.81      10.81*

*    Date of inception 1/27/86
** Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

On August 15, 2003, the EQ/Aggressive Stock Portfolio was reorganized into the AXA Premier VIP Aggressive Equity Portfolio.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 37.90% for the year ending December 31, 2003. The Portfolio's benchmark, the Russell 3000 Growth Index, returned 30.97% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in the Health Care and Information Technology sectors added value relative to the benchmark. Notable performers in these categories included Genentech, which advanced 182.18%, and Electronic Arts, which soared 92.00%.

..    A relative underweight in the Consumer Staples sector also helped the
     Portfolio's return during the year.

..    Other stocks that added value over the year included Tiffany & Co., which jumped by 90.08%; Lennar, which advanced 105.33%; Qualcomm, which rose 48.22%, and VERITAS Software, which soared 137.90%. A relative underweight in Johnson & Johnson, Microsoft, Wal-Mart, and Merck also benefited the Portfolio relative to its benchmark.

What hurt performance over the year
..    Stock selection in the Industrials sector hurt relative performance results. In particular, holding Lockheed Martin, which declined 9.89%, detracted from performance.

..    Other stocks that detracted from relative performance included Intel and
     Texas Instruments. Both were underweight in the Portfolio, while they advanced 107.59% and 114.64%, respectively. Holdings in HCA, which fell 22.64%, and Cerus, which lost 44.30%, also hurt returns. Other names that hurt the Portfolio included SLM and Viacom.

..    A relative overweight in the Financials sector was also a negative for the
     Portfolio.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
UnitedHealth Group, Inc........................ Health Care Equipment & Services
Cisco Systems, Inc......................................... Networking Equipment
Genentech, Inc.................................................... Biotechnology
SLM Corp................................................. Diversified Financials
Maxim Integrated Products, Inc................................... Semiconductors
eBay, Inc....................................................... Internet Retail
Intel Corp....................................................... Semiconductors
Tiffany & Co................................................... Specialty Stores
Boston Scientific Corp......................... Health Care Equipment & Services
QUALCOMM, Inc...................................... Telecommunications Equipment
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    BlackRock Advisors, Inc.
..    Pacific Investment Management Company LLC (PIMCO)

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/01-12/31/03

AXA Premier VIP Core Bond Portfolio
......Portfolio - Class A Shares ($11,286)
-----Portfolio - Class B Shares ($11,225)
_____Lehman Brothers Aggregate Bond Index ($11,478)

                                    [CHART]

    --------------------------------------------------------------------------
      INVESTMENT      AXA Premier VIP     AXA Premier VIP    Lehman Aggregate
      VALUE DATE     Core Bond Class A   Core Bond Class B     Bond Index
    --------------------------------------------------------------------------
      12/31/2001         10,000              10,000              10,000
    --------------------------------------------------------------------------
       3/31/2002         10,039              10,039              10,009
    --------------------------------------------------------------------------
       6/30/2002         10,285              10,279              10,379
    --------------------------------------------------------------------------
       9/30/2002         10,637              10,624              10,855
    --------------------------------------------------------------------------
      12/31/2002         10,842              10,821              11,025
    --------------------------------------------------------------------------
       3/31/2003         10,975              10,947              11,179
    --------------------------------------------------------------------------
       6/30/2003         11,268              11,222              11,459
    --------------------------------------------------------------------------
       9/30/2003         11,251              11,198              11,442
    --------------------------------------------------------------------------
      12/31/2003         11,286              11,225              11,478

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                                    Since
                                        1 Year    Inception*
Portfolio - A Shares                      4.10%         6.23%
Portfolio - B Shares                      3.74          5.95
Lehman Brothers Aggregate Bond Index      4.10          7.14

*    Date of inception 12/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 4.10% for the year ending December 31, 2003. The Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, returned 4.10% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Favorable selection of corporate issues, specifically telecommunication and auto securities, contributed strongly to relative returns.

..    Emerging market bonds outperformed most bond sectors for the year. The main drivers were continued improvements in credit fundamentals, as evidenced by Russia's upgrade to investment-grade status, and enhanced prospects for an upgrade for Brazil.

..    Real return bonds and municipals outpaced Treasuries for the year. These high quality assets displayed their defensive characteristics as interest rates moved higher during the second half of the year.

What hurt performance over the year
..    The Portfolio's underweight to residential mortgage-backed securities during the 4th quarter was a negative to overall performance for 2003.

..    A corporate underweight was negative for relative performance as corporate securities, particularly lower quality corporate issues, continued to enjoy strong returns.

..    Exposure to the short end of the Euro yield curve was negative as short
     European yields increased in anticipation of a stronger global recovery.

-------------------------------------------------------------------------------
Portfolio Characteristics
As of December 31, 2003
--------------------------------------------------------------------------------
Weighted Average Life (Years)............................................... 6.0
Weighted Average Coupon..................................................... 4.1
Weighted Average Modified Duration (Years)*................................. 4.0
Weighted Average Rating..................................................... AAA
* Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    A I M Capital Management, Inc.
..    RCM Capital Management LLC (formerly Dresdner RCM Global Investors LLC)
..    Wellington Management Company, LLP

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/01-12/31/03

AXA Premier VIP Health Care Portfolio

......Portfolio Class A Shares ($10,313)
-----Portfolio Class B Shares ($10,263)
_____Russell 1000 Health Care ($9,426)
=====Russell 1000 ($10,177)

                                    [CHART]

   ---------------------------------------------------------------------------
                     AXA Premier      AXA Premier
   INVESTMENT     VIP Health Care  VIP Health Care  Russell 1000
   VALUE DATE         Class A          Class B       Healthcare   Russell 1000
   ---------------------------------------------------------------------------
   12/31/2001          10,000           10,000          10,000        10,000
   ---------------------------------------------------------------------------
    3/31/2002           9,880            9,880           9,903        10,074
   ---------------------------------------------------------------------------
    6/30/2002           8,560            8,550           8,254         8,718
   ---------------------------------------------------------------------------
    9/30/2002           7,900            7,880           7,668         7,244
   ---------------------------------------------------------------------------
   12/31/2002           8,020            8,010           8,011         7,835
   ---------------------------------------------------------------------------
    3/31/2003           7,900            7,870           8,120         7,604
   ---------------------------------------------------------------------------
    6/30/2003           9,350            9,320           9,021         8,801
   ---------------------------------------------------------------------------
    9/30/2003           9,460            9,420           8,692         9,065
   ---------------------------------------------------------------------------
   12/31/2003          10,313           10,263           9,426        10,177

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                                    Since
                                        1 Year    Inception*
Portfolio - A Shares                     28.59%         1.55%
Portfolio - B Shares                     28.12          1.31
Russell 1000 Health Care Index+          17.68         (2.91)
Russell 1000 Index                       29.89          0.88
*    Date of inception 12/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

+ The Investment Manager believes the Russell 1000 Health Care Index more closely reflects the market sectors in which the Portfolio invests.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 28.59% for the year ending December 31, 2003. The Portfolio's benchmark, the Russell 1000 Health Care Index, returned 17.68% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in Pharmaceuticals added to relative performance in
     2003, with holdings in Sankyo (+52.10%), and Teva Pharmaceutical (+47.59%). A relative underweighting in Johnson & Johnson (-2.11%) and Merck (-11.36%) also boosted performance results.

..    Stock selection in Health Care Equipment & Supplies industry also helped performance on a relative basis. Holdings in Medtronic, which increased 7.23%, and St. Jude Medical, which gained 54.46%, were notable contributors to performance over the year.

..    A relative underweight in Pharmaceuticals industry and overweight in the
     Biotechnology industry also added value.

What hurt performance over the year
..    A small underweight in Health Care Equipment & Supply detracted from performance on a relative basis.

..    Among the Portfolio's biggest detractors were CTI Molecular, which fell
     31.43%, and Kyorin Pharmaceutical, which declined 22.72%. A relative underweight in Bristol Myers Squibb (+29.02%) and Zimmer Holdings (+69.56%) also worked against the Portfolio.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Pfizer, Inc..................................................... Pharmaceuticals
Wyeth........................................................... Pharmaceuticals
Abbott Laboratories............................................. Pharmaceuticals
Eli Lilly & Co.................................................. Pharmaceuticals
Amgen, Inc........................................................ Biotechnology
Schering-Plough Corp............................................ Pharmaceuticals
Fujisawa Pharmaceutical Co., Ltd................................ Pharmaceuticals
McKesson Corp............................... Health Care Distributors & Services
Becton, Dickinson & Co.................................... Health Care Equipment
Eisai Co., Ltd.................................................. Pharmaceuticals
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    Alliance Capital Management L.P.
..    Pacific Investment Management Company LLC (PIMCO)

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/93-12/31/03

AXA Premier VIP High Yield Portfolio

......Portfolio Class A Shares ($17,146)
-----Portfolio Class B Shares ($16,744)
_____CS First Boston Global High Yield Index ($20,230)

                                    [CHART]

           ---------------------------------------------------------
                          AXA Premier     AXA Premier     CS First
           INVESTMENT   VIP High Yield   VIP High Yield  Boston High
           VALUE DATE      Class A          Class B      Yield Index
           ---------------------------------------------------------
           12/31/1993       10,000           10,000          10,000
           ---------------------------------------------------------
           12/31/1994        9,719            9,697           9,903
           ---------------------------------------------------------
           12/31/1995       11,656           11,603          11,624
           ---------------------------------------------------------
           12/31/1996       14,326           14,250          13,068
           ---------------------------------------------------------
           12/31/1997       16,975           16,847          14,718
           ---------------------------------------------------------
           12/31/1998       16,102           15,943          14,803
           ---------------------------------------------------------
           12/31/1999       15,556           15,366          15,289
           ---------------------------------------------------------
           12/31/2000       14,208           13,993          14,492
           ---------------------------------------------------------
           12/31/2001       14,334           14,086          15,333
           ---------------------------------------------------------
           12/31/2002       13,944           13,669          15,809
           ---------------------------------------------------------
           12/31/2003       17,146           16,744          20,230

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                        1        5       10       Since
                                      Year     Years    Years    Incept.
Portfolio - A Shares                  22.97%    1.26%    5.54%      7.70%*
Portfolio - B Shares                  22.54     0.99     5.29       7.45**
CS First Boston Global High
  Yield Index                         27.94     6.44     7.30       9.38*

*    Date of inception 1/2/87
** Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

On August 15, 2003, the EQ/High Yield Portfolio was reorganized into the AXA Premier VIP High Yield Portfolio.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 22.97% for the year ending December 31, 2003. The Portfolio's benchmark, the CS First Boston Global High Yield Index, returned 27.94% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    The Portfolio benefited from an overweight position of the cable sector, which rebounded as operating metrics and valuations improved. Charter Communications and Cablevision were two strong performers for the Portfolio.

..    In the wireless sector, holdings in Nextel, Nextel Partners, Rural Cellular and Dobson/Sygnet delivered positive results.

..    Other top contributors to performance included Time Warner Telecom, Qwest and Williams Companies.

..    Security selection among emerging market bonds helped performance as credit fundamentals within the asset class continued to improve.

What hurt performance over the year
..    An underweight position of the CCC rated and distressed sectors detracted from performance, as that was the best performing part of the market.

..    Exposure to the BBB-rated sector detracted from returns.

..    With chemicals outperforming, an underweight here was a detriment to relative performance.

..    Exposure to higher-rated issues within the metals and mining sector was a drag on performance.

--------------------------------------------------------------------------------
Portfolio Characteristics As of December 31, 2003
--------------------------------------------------------------------------------
Weighted Average Life (Years)............................................... 6.0
Weighted Average Coupon..................................................... 8.4
Weighted Average Modified Duration (Years)*................................. 4.4
Weighted Average Rating..................................................... B
* Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    Alliance Capital Management L.P. (Bernstein Unit)
..    Bank of Ireland Asset Management (U.S.) Limited
..    Marsico Capital Management LLC

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/01-12/31/03

AXA Premier VIP International Equity Portfolio

......Portfolio - Class A Shares ($10,677)
-----Portfolio - Class B Shares ($10,630)
_____MSCI EAFE ($11,650)

                                    [CHART]

       ----------------------------------------------------------------
                        AXA Premier VIP    AXA Premier VIP
        INVESTMENT       International     International
        VALUE DATE      Equity Class A     Equity Class B     MSCI EAFE
       ----------------------------------------------------------------
        12/31/2001          10,000            10,000           10,000
       ----------------------------------------------------------------
         3/31/2002           9,840             9,830           10,097
       ----------------------------------------------------------------
         6/30/2002           9,540             9,520            9,838
       ----------------------------------------------------------------
         9/30/2002           7,420             7,410            7,896
       ----------------------------------------------------------------
        12/31/2002           7,930             7,910            8,406
       ----------------------------------------------------------------
         3/31/2003           7,080             7,060            7,716
       ----------------------------------------------------------------
         6/30/2003           8,720             8,690            9,202
       ----------------------------------------------------------------
         9/30/2003           9,190             9,160            9,950
       ----------------------------------------------------------------
        12/31/2003          10,677            10,630           11,650

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                                    Since
                                        1 Year    Inception*
Portfolio - A Shares                     34.64%         3.33%
Portfolio - B Shares                     34.39          3.10
MSCI EAFE Index                          38.59          7.93
*    Date of inception 12/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 34.64% for the year ending December 31, 2003. The Portfolio's benchmark, the MSCI EAFE Index, returned 38.59% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    A relative overweight in the Information Technology sector contributed solidly to the Portfolio's results.

..    Strong stock selection in Consumer Discretionary and Telecommunication
     Services sectors helped performance. Notable contributors included Sogecable (+182.79%) and NTL (+182.51%).

..    Among the list of winners included UBI Soft Entertainment, which increased
     64.27%; UHJ Holdings, which soared 260.09%; and Delhaize Group, which gained 138.35%.

..    Country selection in Finland and Germany positively impacted performance.

What hurt performance over the year
..    Weak stock selection in the Health Care and Financials sectors detracted from performance in 2003. Poor performers in these categories included Nicox, which fell 61.50%, and Van Der Moolen, which decreased 45.64%.

..    Country selection in Australia and Netherlands also hurt Portfolio performance on a relative basis.

..    Among the biggest detractors in the Portfolio were Parmalat Finanz, which fell 95.11%, and Ahold, which declined 40.98% during the year.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Canon, Inc....................................................Office Electronics
UBS AG....................................................Diversified Financials
HSBC Holdings plc..........................................................Banks
Bayerische Motoren Werke (BMW) AG....................................Automobiles
Samsung Electronics Co., Ltd......................................Semiconductors
Ryanair Holdings plc (ADR)..............................................Airlines
Total S.A...................................................Integrated Oil & Gas
Nissan Motor Co., Ltd................................................Automobiles
Roche Holding AG.................................................Pharmaceuticals
Vodafone Group plc...........................Wireless Telecommunication Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    Alliance Capital Management L.P. (Bernstein Unit)
..    Janus Capital Management LLC
..    Thornburg Investment Management, Inc.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/01-12/31/03

AXA Premier VIP Large Cap Core Equity Portfolio

......Portfolio - Class A Shares ($9,973)
-----Portfolio - Class B Shares ($9,923)
_____S&P 500 ($10,024)

                                    [CHART]

       ----------------------------------------------------------------
                            AXA Premier     AXA Premier
                           VIP Large Cap   VIP Large Cap
          INVESTMENT       Core Equity      Core Equity
          VALUE DATE         Class A          Class B          S&P 500
       ----------------------------------------------------------------
           12/31/2001          10,000          10,000           10,000
       ----------------------------------------------------------------
            3/31/2002           9,910           9,900           10,027
       ----------------------------------------------------------------
            6/30/2002           8,590           8,580            8,684
       ----------------------------------------------------------------
            9/30/2002           7,260           7,250            7,184
       ----------------------------------------------------------------
           12/31/2002           7,766           7,747            7,790
       ----------------------------------------------------------------
            3/31/2003           7,596           7,577            7,545
       ----------------------------------------------------------------
            6/30/2003           8,821           8,789            8,706
       ----------------------------------------------------------------
            9/30/2003           9,022           8,990            8,936
       ----------------------------------------------------------------
           12/31/2003           9,973           9,923           10,024

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                                   Since
                                       1 Year    Inception*
Portfolio - A Shares                    28.41%        (0.14)%
Portfolio - B Shares                    28.09         (0.38)
S&P 500 Index                           28.68          0.12
*    Date of inception 12/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 28.41% for the year ending December 31, 2003. The Portfolio's benchmark, the S&P 500 Index, returned 28.68% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in the Health Care sector contributed to relative performance, with holdings in Genentech, which soared 182.18%, Genzyme, which grew 66.86%, and Caremark Rx, which climbed 55.88%.

..    Stock selection in Financials sector also contributed to performance in the year, with a holding in E*Trade Financial, which soared 160.29%.

..    A relative underweight in the Consumer Staples sector also added to performance.

..    The Portfolio's relative overweight in Electronic Arts (+92.00%), Amdocs
     (+99.63%) and Hotels.com, (+95.61%) were positives. An underweight in Wal-Mart and Merck also contributed to performance.

What hurt performance over the year
..    Stock selection in the Materials, Industrials and Consumer Discretionary
     sectors hurt performance relative to the benchmark.

..    A relative underweight in Materials and Industrials sector further detracted from performance.

..    A relative underweighting in Intel, which soared 107.59%, Citigroup, which rose 41.58%, and JP Morgan Chase, which climbed 60.29%, worked against the Portfolio. Another detractor included Seagate Technology, which fell 19.09%.
--------------------------------------------------------------------------------
Top Ten Equity Holdings As of December 31, 2003
--------------------------------------------------------------------------------
Pfizer, Inc......................................................Pharmaceuticals
Fannie Mae................................................Diversified Financials
Microsoft Corp..................................................Systems Software
Time Warner, Inc...........................................................Media
Cisco Systems, Inc..........................................Networking Equipment
Citigroup, Inc............................................Diversified Financials
Texas Instruments, Inc............................................Semiconductors
General Electric Co.....................................Industrial Conglomerates
Bank of New York Co., Inc..................................................Banks
Hewlett-Packard Co.............................................Computer Hardware
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    Alliance Capital Management L.P.
..    RCM Capital Management LLC (formerly Dresdner RCM Global Investors LLC)
..    TCW Investment Management Company

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/01-12/31/03

AXA Premier VIP Large Cap Growth Portfolio

......Portfolio - Class A Shares ($9,030)
-----Portfolio - Class B Shares ($8,990)
_____Russel 1000 Growth ($9,357)

                                    [CHART]

           ---------------------------------------------------------
                           AXA Premier     AXA Premier
            INVESTMENT    VIP Large Cap   VIP Large Cap    Russell
            VALUE DATE    Growth Class A   Growth Class B  1000 Growth
           ---------------------------------------------------------
            12/31/2001        10,000         10,000          10,000
           ---------------------------------------------------------
             3/31/2002         9,440          9,440           9,741
           ---------------------------------------------------------
             6/30/2002         7,650          7,640           7,922
           ---------------------------------------------------------
             9/30/2002         6,410          6,400           6,730
           ---------------------------------------------------------
            12/31/2002         6,900          6,880           7,212
           ---------------------------------------------------------
             3/31/2003         6,960          6,940           7,135
           ---------------------------------------------------------
             6/30/2003         7,900          7,870           8,155
           ---------------------------------------------------------
             9/30/2003         8,250          8,220           8,475
           ---------------------------------------------------------
            12/31/2003         9,030          8,990           9,357

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                                   Since
                                       1 Year    Inception*
Portfolio - A Shares                    30.87%        (4.97)%
Portfolio - B Shares                    30.67         (5.18)
Russell 1000 Growth Index               29.75         (3.27)
*    Date of inception 12/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 30.87% for the year ending December 31, 2003. The Portfolio's benchmark, the Russell 1000 Growth Index, returned 29.75% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in the Consumer Discretionary, Health Care,
     Financials, and Information Technology sectors added to relative performance. Top contributors in the respective sectors were Amazon, which soared 178.67%, Genentech, which rose 182.18%, Progressive Corp., which climbed 68.68% and Network Appliance, which gained 105.30%.

..    Among the other biggest contributors in the Portfolio were eBay (+90.47%),
     Yahoo (+91.24), VERITAS Software (+137.90) and Maxim Integrated (+51.51%).

..    A small underweight in Consumer Staples and small overweight in Information
     Technology also helped boost the Portfolio's performance relative to the benchmark.

What hurt performance over the year
..    Stock selection in the Consumer Staples sector detracted from the
     Portfolio's results on a relative basis. Holding Colgate Palmolive, which dropped 2.98% over the year, was a negative.

..    A relative overweight in the Financials sector worked against the
     Portfolio.

..    Other stocks that detracted from performance during the year included
     Medimmune (-6.51%), Biogen (-10.96%) and Kohls (-20.09%). A relative underweight in Texas Instruments (+114.64%) and Home Depot (+45.69%), hurt the Portfolio's returns relative to the benchmark.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Intel Corp........................................................Semiconductors
Pfizer, Inc......................................................Pharmaceuticals
Microsoft Corp..................................................Systems Software
Amgen, Inc.........................................................Biotechnology
Cisco Systems, Inc..........................................Networking Equipment
Dell, Inc......................................................Computer Hardware
General Electric Co.....................................Industrial Conglomerates
Progressive Corp.......................................................Insurance
Yahoo!, Inc.........................................Internet Software & Services
Maxim Integrated Products, Inc....................................Semiconductors
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    Alliance Capital Management L.P.
..    MFS Investment Management
..    Institutional Capital Corporation

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/01-12/31/03

AXA Premier VIP Large Cap Value Portfolio

......Portfolio - Class A Shares ($10,563)
-----Portfolio - Class B Shares ($10,510)
_____Russell 1000 Value ($10,985)

                                    [CHART]

      ------------------------------------------------------------------
                      AXA Premier VIP   AXA Premiera VIP
       INVESTMENT     Large Cap Value   Large Cap Value    Russell 1000
       VALUE DATE       Class A           Class B            Value
      ------------------------------------------------------------------
        12/31/2001       10,000            10,000            10,000
      ------------------------------------------------------------------
         3/31/2002       10,130            10,130            10,409
      ------------------------------------------------------------------
         6/30/2002        9,180             9,170             9,522
      ------------------------------------------------------------------
         9/30/2002        7,610             7,600             7,735
      ------------------------------------------------------------------
        12/31/2002        8,037             8,016             8,448
      ------------------------------------------------------------------
         3/31/2003        7,855             7,835             8,037
      ------------------------------------------------------------------
         6/30/2003        9,075             9,032             9,425
      ------------------------------------------------------------------
         9/30/2003        9,296             9,253             9,620
      ------------------------------------------------------------------
        12/31/2003       10,563            10,510            10,985

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                                    Since
                                        1 Year    Inception*
Portfolio - A Shares                     31.44%         2.78%
Portfolio - B Shares                     31.11          2.52
Russell 1000 Value Index                 30.03          4.81
*    Date of inception 12/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 31.44% for the year ending December 31, 2003. The Portfolio's benchmark, the Russell 1000 Value Index, returned 30.03% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in the Energy, Industrials and Consumer
     Discretionary sectors solidly contributed to performance, with respective holdings in ConocoPhillips, which rose 39.79%, Cendant, which soared 112.50% and Koninklijke Philips Electronics, which advanced 93.72%.

..    A relative underweight in Telecommunication Services added to the
     Portfolio's results.

..    A relative underweight in Merck, Verizon Communication and Exxon Mobil benefited the Portfolio relative to the benchmark.

What hurt performance over the year
..    A relative underweight in the Financials sector worked against the
     Portfolio, as the sector performed well overall. In addition, a relative overweight in the Health Care and Consumer Staples sectors detracted from performance during the year.

..    Stock selection in the Telecommunication Services sector hurt performance on a relative basis, specifically a holding AT&T which dropped 25.33%.

..    Some stocks that detracted from relative performance included Johnson &
     Johnson (-2.11%), Transocean (-13.23%), FirstEnergy (-4.88%) and Colgate Palmolive (-2.98%).

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Citigroup, Inc............................................Diversified Financials
ConocoPhillips..............................................Integrated Oil & Gas
Bank of America Corp.......................................................Banks
American International Group, Inc......................................Insurance
BP plc (ADR)................................................Integrated Oil & Gas
Altria Group, Inc..................................................Food Products
Time Warner, Inc...........................................................Media
Travelers Property Casualty Corp., Class A.............................Insurance
Morgan Stanley............................................Diversified Financials
Fannie Mae................................................Diversified Financials
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    Alliance Capital Management L.P.
..    Franklin Advisers, Inc.
..    Provident Investment Counsel, Inc..

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/01-12/31/03

AXA Premier VIP Small/Mid Cap Growth Portfolio

......Portfolio - Class A Shares ($8,858)
-----Portfolio - Class B Shares ($8,808)
_____Russell 2500 Growth ($10,374)

                                    [CHART]

         -------------------------------------------------------------
                         AXA Premier       AXA Premier
         INVESTMENT     VIP Small/Mid     VIP Small/Mid
           VALUE         Cap Growth        Cap Growth     Russell 2500
            DATE          Class A           Class B          Growth
         -------------------------------------------------------------
         12/31/2001          10,000          10,000           10,000
         -------------------------------------------------------------
          3/31/2002           9,590           9,580            9,705
         -------------------------------------------------------------
          6/30/2002           7,520           7,510            8,091
         -------------------------------------------------------------
          9/30/2002           6,000           5,990            6,548
         -------------------------------------------------------------
         12/31/2002           6,300           6,280            7,091
         -------------------------------------------------------------
          3/31/2003           6,110           6,090            6,864
         -------------------------------------------------------------
          6/30/2003           7,360           7,330            8,423
         -------------------------------------------------------------
          9/30/2003           7,830           7,790            9,263
         -------------------------------------------------------------
         12/31/2003           8,858           8,808           10,374

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                                   Since
                                       1 Year    Inception*
Portfolio - A Shares                    40.60%        (5.88)%
Portfolio - B Shares                    40.25         (6.15)
Russell 2500 Growth Index               46.31          1.86
*    Date of inception 12/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 40.60% for the year ending December 31, 2003. The Portfolio's benchmark, the Russell 2500 Growth Index, returned 46.31% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Positive stock selection in the Financials and Telecommunication Services sectors added value to the Portfolio relative to its benchmark during the year.

..    A relative overweight in Information Technology, a sector that performed strongly, also benefited the Portfolio during the year.

..    Among the Portfolio's top contributors, relative to the benchmark, included
     XM Satellite Radio (+367.33%), Centillium Communication (+167.83%), Netflix (+116.72%), Martek Biosciences (+159.47%) and Network Appliance (+104.97%).

What hurt performance over the year
..    Weak stock selection in Materials, Industrials and Information Technology
     sectors significantly hurt the Portfolio's performance during the year.

..    Some of the stocks that detracted from performance on a relative basis included RMH Teleservices (-60.95%), Alloy (-57.99%), Synopsys (-4.01%), Brinker International (-13.15%) and Americredit (-69.74%).

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Tektronix, Inc................................Electronic Equipment & Instruments
Lam Research Corp........................................Semiconductor Equipment
National Instruments Corp...................................Application Software
Omnicare, Inc...................................Health Care Equipment & Services
Navistar International Corp............................................Machinery
Mercury Interactive Corp....................................Application Software
Nextel Partners, Inc., Class A...............Wireless Telecommunication Services
Manpower, Inc.....................................Commercial Services & Supplies
Williams-Sonoma, Inc............................................Specialty Stores
Patterson-UTI Energy, Inc.....................................Oil & Gas Drilling
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS
..    AXA Rosenberg Investment Management LLC
..    Wellington Management Company, LLP
..    TCW Investment Management Company

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/01-12/31/03

AXA Premier VIP Small/Mid Cap Value Portfolio

......Portfolio - Class A Shares ($10,556)
-----Portfolio - Class B Shares ($10,506)
_____Russell 2500 Value ($13,062)

                                    [CHART]

        ----------------------------------------------------------------
                        AXA Premier VIP   AXA Premier VIP
          INVESTMENT     Small/Mid Cap     Small/Mid Cap    Russell 2500
          VALUE DATE     Value Class A      Value Class B       Value
        ----------------------------------------------------------------
          12/31/2001        10,000            10,000           10,000
        ----------------------------------------------------------------
           3/31/2002        10,200            10,190           10,851
        ----------------------------------------------------------------
           6/30/2002         8,700             8,690           10,472
        ----------------------------------------------------------------
           9/30/2002         6,950             6,940            8,548
        ----------------------------------------------------------------
          12/31/2002         7,490             7,470            9,013
        ----------------------------------------------------------------
           3/31/2003         7,190             7,170            8,583
        ----------------------------------------------------------------
           6/30/2003         8,610             8,580           10,410
        ----------------------------------------------------------------
           9/30/2003         9,180             9,140           11,219
        ----------------------------------------------------------------
          12/31/2003        10,556            10,506           13,062

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                                    Since
                                        1 Year    Inception*
Portfolio - A Shares                     40.94%         2.74%
Portfolio - B Shares                     40.64          2.50
Russell 2500 Value Index                 44.93         14.29
*    Date of inception 12/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 40.94% for the year ending December 31, 2003. The Portfolio's benchmark, the Russell 2500 Value Index, returned 44.93% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    The generous overweighting of the Information Technology sector worked to the advantage of the Portfolio. Also, holding a smaller position than the benchmark in Financials and Utilities sectors aided results.

..    Stock selection in the Financials sector added to relative performance during the year, specifically a holding in Countrywide Financial, which rose 97.41%.

..    Stock contributors relative to the benchmark included National
     Semiconductor (+162.56%), Vishay Intertechnology (+104.83%) and Teradyne (+95.62%).

What hurt performance over the year
..    Weak stock selection in Industrials, Consumer Discretionary, and Health
     Care significantly detracted from performance during the year.

..    Other negatives to performance included holdings in Emcor Group (-17.18%),
     Networks Associates (-6.53%) and AK Steel Holdings (-57.12%).

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc...................Electronic Equipment & Instruments
Arrow Electronics, Inc........................Electronic Equipment & Instruments
Teradyne, Inc............................................Semiconductor Equipment
York International Corp........................................Building Products
Health Net, Inc.................................Health Care Equipment & Services
Tektronix, Inc................................Electronic Equipment & Instruments
Hibernia Corp., Class A....................................................Banks
Maxtor Corp.......................................Computer Storage & Peripherals
J.C. Penney Co., Inc...........................................Department Stores
Reinsurance Group of America, Inc......................................Insurance
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO ADVISERS*
..    Firsthand Capital Management, Inc.
..    RCM Capital Management LLC (formerly Dresdner RCM Global Investors LLC)
..    Wellington Management Company, LLP

*On December 12, 2003, Wellington Management Company, LLP replaced Alliance Capital Management L.P. as one of the advisers to the Portfolio.

PERFORMANCE RESULTS

Growth of a $10,000 Investment
12/31/01-12/31/03

AXA Premier VIP Technology Portfolio

......Portfolio - Class A Shares ($9,099)
-----Portfolio - Class B Shares ($9,049)
_____Russell 1000 Technology ($9,155)
=====Russell 1000 ($10,177)

                                    [CHART]

   ---------------------------------------------------------------------------
                  AXA Premier VIP  AXA Premier VIP
    INVESTMENT      Technology       Technology     Russell 1000
    VALUE DATE      Class A           Class B         Technology   Russell 1000
   ---------------------------------------------------------------------------
    12/31/2001       10,000           10,000          10,000        10,000
   ---------------------------------------------------------------------------
     3/31/2002        9,280            9,280           9,192        10,074
   ---------------------------------------------------------------------------
     6/30/2002        6,780            6,770           6,812         8,718
   ---------------------------------------------------------------------------
     9/30/2002        4,990            4,980           5,061         7,244
   ---------------------------------------------------------------------------
    12/31/2002        5,750            5,740           6,149         7,835
   ---------------------------------------------------------------------------
     3/31/2003        5,740            5,720           6,093         7,604
   ---------------------------------------------------------------------------
     6/30/2003        7,280            7,260           7,218         8,801
   ---------------------------------------------------------------------------
     9/30/2003        8,190            8,150           8,084         9,065
   ---------------------------------------------------------------------------
    12/31/2003        9,099            9,049           9,155        10,177

--------------------------------------------------------------------------------
Annualized Total Returns as of 12/31/03
                                                   Since
                                       1 Year    Inception*
Portfolio - A Shares                    58.24%        (4.61)%
Portfolio - B Shares                    57.64         (4.88)
Russell 1000 Technology Index+          48.88         (4.32)
Russell 1000 Index                      29.89          0.88
*    Date of inception 12/31/01
     Returns for periods greater than one year are annualized
--------------------------------------------------------------------------------

Past performance is not indicative of future results.

+ The Investment Manager believes the Russell 1000 Technology Index more closely reflects the market sectors in which the Portfolio invests.

PERFORMANCE SUMMARY
The Portfolio's Class A shares returned 58.24% for the year ending December 31, 2003. The Portfolio's benchmark, the Russell 1000 Technology Index, returned 48.88% over the same period.

Investment Highlights
Fiscal Year Ended December 31, 2003

What helped performance over the year
..    Strong stock selection in Software, Internet Software & Service, Computers
     & Peripherals, and Internet & Catalog Retail industries, solidly contributed to performance during 2003.

..    The Portfolio's relative underweight in Computer & Peripherals and Software industries also helped results.

..    Some contributors relative to the benchmark included Yahoo Japan, which jumped 330.95%, Sohu.com, which soared 368.91%, and Red Hat, which advanced 217.60%.

..    A relative underweight in Microsoft and IBM positively impacted the
     Portfolio's relative performance.

What hurt performance over the year
..    Negative stock selection in the Semiconductor & Semi-equipment, Media, and
     IT Services industries detracted from performance.

..    A relative underweight in Communication Equipment industry negatively impacted the Portfolio's return.

..    Affiliated Computer, which declined 1.42%, hurt performance. Also, a relative underweight in Intel, which soared 107.59%, and Cisco, which advanced 85.42%, negatively impacted performance.

--------------------------------------------------------------------------------
Top Ten Equity Holdings
As of December 31, 2003
--------------------------------------------------------------------------------
Cisco Systems, Inc..........................................Networking Equipment
Microsoft Corp..................................................Systems Software
SAP AG......................................................Application Software
Yahoo!, Inc.........................................Internet Software & Services
Red Hat, Inc................................................Application Software
Xilinx, Inc.......................................................Semiconductors
Altera Corp.......................................................Semiconductors
eBay, Inc........................................................Internet Retail
Texas Instruments, Inc............................................Semiconductors
Taiwan Semiconductor Manufacturing
 Co., Ltd. (ADR)..................................................Semiconductors
--------------------------------------------------------------------------------

AXA PREMIER VIP TRUST
AXA CONSERVATIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                 Number
                                                   of              Value
                                                 Shares          (Note 1)
------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive
   Equity Portfolio*++....................            11,839   $       265,740
AXA Premier VIP Core
   Bond Portfolio++.......................           260,035         2,708,368
AXA Premier VIP High
   Yield Portfolio++......................            92,675           521,786
AXA Premier VIP Small/Mid Cap
   Growth Portfolio++.....................            15,004           131,268
AXA Premier VIP Small/Mid Cap
   Value Portfolio++......................            19,028           199,808
EQ/Alliance Premier
   Growth Portfolio*++....................            31,587           197,971
EQ/Alliance Quality Bond Portfolio++......            88,162           903,509
EQ/Lazard Small Cap Value Portfolio++.....             4,996            66,411
EQ/Marsico Focus Portfolio*++.............            14,918           197,505
                                                               ---------------
Total Investment Companies (85.4%)
   (Cost $5,192,533)......................                           5,192,366
                                                               ---------------
                                                Principal
                                                  Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (2.9%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04 (Amortized Cost
   $172,698)..............................   $       172,698           172,698
                                                               ---------------
Total Investments (88.3%)
   (Cost/Amortized Cost $5,365,231)                                  5,365,064
Other Assets Less Liabilities (11.7%).....                             713,985
                                                               ---------------
Net Assets (100%).........................                     $     6,079,049
                                                               ===============

*    Non-income producing.
++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

The holdings in Portfolios are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the period July 31, 2003* through December 31, 2003, were as follows:

                                                                                      Market Value
                                       Market Value     Purchases        Sales        December 31,       Dividend       Realized
Securities                            July 31, 2003*     at Cost        at Cost           2003            Income          Gain
-----------------------------------   --------------   ------------   ------------   ---------------   ------------   -------------
AXA Premier VIP Aggressive
   Equity Portfolio................   $           --   $    262,898   $      5,729      $    265,740   $         --    $        468
AXA Premier VIP Core
   Bond Portfolio..................               --      2,782,669         63,821         2,708,368         20,713           2,773
AXA Premier VIP High
   Yield Portfolio.................               --        542,172         11,662           521,786         16,376             731
AXA Premier VIP Small/Mid Cap
   Growth Portfolio................               --        132,446          2,765           131,268            881             450
AXA Premier VIP Small/Mid Cap
   Value Portfolio.................               --        197,841          4,124           199,808            308             884
EQ/Alliance Premier
   Growth Portfolio................               --        197,174          4,449           197,971             --             199
EQ/Alliance Quality
   Bond Portfolio..................               --        933,445         21,141           903,509         12,650           1,201
EQ/Lazard Small Cap
   Value Portfolio.................               --         66,185          1,397            66,411            381             232
EQ/Marsico Focus Portfolio.........               --        197,174          4,383           197,505             --             265
                                      --------------                                 ---------------   ------------   -------------
                                      $           --                                 $     5,192,366   $     51,309    $      7,203
                                      ==============                                 ===============   ============   =============

AXA PREMIER VIP TRUST
AXA CONSERVATIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
Investment security transactions from July 31, 2003* to December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $      5,312,004
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............            123,933

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $         27,828
Aggregate gross unrealized depreciation.....................            (28,004)
                                                               ----------------
Net unrealized depreciation.................................   $           (176)
                                                               ================
Federal income tax cost of investments......................   $      5,365,240
                                                               ================
----------
* Commencement of Operations.


                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                  Number
                                                    of              Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive
   Equity Portfolio*++....................            32,606   $       731,903
AXA Premier VIP Core
   Bond Portfolio++.......................           317,493         3,306,818
AXA Premier VIP High
   Yield Portfolio++......................           158,998           895,201
AXA Premier VIP Small/Mid Cap
   Growth Portfolio++.....................            51,560           451,101
AXA Premier VIP Small/Mid Cap
   Value Portfolio++......................            65,700           689,895
EQ/Alliance Premier
   Growth Portfolio*++....................            86,601           542,770
EQ/Alliance Quality
   Bond Portfolio++.......................           107,699         1,103,735
EQ/Lazard Small Cap
   Value Portfolio++......................            17,283           229,720
EQ/Marsico Focus Portfolio*++.............            40,904           541,565
EQ/Mercury Basic Value
   Equity Portfolio++.....................            31,731           466,860
                                                               ---------------
Total Investments (92.3%)
   (Cost $8,873,875)......................                           8,959,568
Other Assets Less Liabilities (7.7%)......                             751,678
                                                               ---------------
Net Assets (100%).........................                     $     9,711,246
                                                               ===============

*    Non-income producing.
++   Affiliated company as defined under the Investment Company Act of 1940 (See
     Note 6).

The holdings in Portfolios are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the period July 31, 2003* through December 31, 2003, were as follows:

                                           Market Value      Purchases        Sales        Market Value       Dividend     Realized
Securities                                July 31, 2003*      at Cost        at Cost     December 31,2003      Income        Gain
---------------------------------------   --------------   ------------   ------------   ----------------   ------------   ---------
AXA Premier VIP Aggressive
   Equity Portfolio....................   $           --   $    717,719   $     15,508   $        731,903   $         --   $   1,498
AXA Premier VIP Core Bond Portfolio....               --      3,400,614         79,575          3,306,818         33,829       2,616
AXA Premier VIP High Yield Portfolio...               --        933,983         20,833            895,201         36,834         424
AXA Premier VIP Small/Mid Cap
   Growth Portfolio....................               --        453,068          9,576            451,101          3,966       1,579
AXA Premier VIP Small/Mid Cap
   Value Portfolio.....................               --        675,872         14,085            689,895          1,385       3,483
EQ/Alliance Premier Growth Portfolio...               --        538,289          9,498            542,770             --         631
EQ/Alliance Quality Bond Portfolio.....               --      1,142,799         12,124          1,103,735         20,313       1,102
EQ/Lazard Small Cap Value Portfolio....               --        226,370         26,519            229,720          1,721         924
EQ/Marsico Focus Portfolio.............               --        538,289          4,752            541,565             --         817
EQ/Mercury Basic Value Equity
Portfolio..............................               --        451,280         11,938            466,860          2,706       1,130
                                          --------------                                 ----------------   ------------   ---------
                                          $           --                                 $      8,959,568   $    100,754   $  14,204
                                          ==============                                 ================   ============   =========

Investment security transactions for July 31, 2003* to December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $      9,078,283
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............            212,571

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $        129,877
Aggregate gross unrealized depreciation.....................            (44,905)
                                                               ----------------
Net unrealized appreciation.................................   $         84,972
                                                               ================
Federal income tax cost of investments......................   $      8,874,596
                                                               ================
----------
*    Commencement of Operations.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                 Number
                                                   of               Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive
   Equity Portfolio*++....................        20,457,780   $   459,216,735
AXA Premier VIP Core
   Bond Portfolio++.......................        39,655,786       413,030,663
AXA Premier VIP High
   Yield Portfolio++......................        78,442,430       441,650,877
AXA Premier VIP Small/Mid
   Cap Growth Portfolio++.................        26,331,418       230,375,299
AXA Premier VIP Small/Mid
   Cap Value Portfolio++..................        50,814,524       533,590,497
EQ/Alliance Premier
   Growth Portfolio*++....................        52,283,454       327,685,328
EQ/Alliance Quality
   Bond Portfolio++.......................       111,629,117     1,144,012,349
EQ/Lazard Small Cap
   Value Portfolio++......................        13,153,587       174,832,387
EQ/Marsico Focus Portfolio*++.............        25,030,051       331,392,745
EQ/Mercury Basic Value Equity
   Portfolio++............................        23,604,250       347,287,772
Total Investment Companies                                     ---------------
   (100.0%)
   (Cost $4,077,909,227)..................                       4,403,074,652
                                                               ---------------
                                                Principal
                                                  Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.0%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04 (Amortized
   Cost $1,375,194).......................   $     1,375,194         1,375,194
                                                               ---------------
Total Investments (100.0%)
  (Cost/Amortized Cost $4,079,284,421)                           4,404,449,846
Other Assets Less
   Liabilities (0.0%).....................                          (1,792,413)
                                                               ---------------
Net Assets (100%).........................                     $ 4,402,657,433
                                                               ===============

*    Non-income producing.
++   Affiliated company as defined under the Investment Company Act of 1940 (See
     Note 6).

The holdings in Portfolios are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the year ended December 31, 2003, were as follows:

                                    Market Value      Purchases        Sales          Market Value        Dividend        Realized
Securities                         July 31, 2003*      at Cost        at Cost      December 31, 2003       Income           Gain
--------------------------------   --------------   -------------   ------------   -----------------   --------------   ------------
AXA Premier VIP Aggressive
   Equity Portfolio.............   $           --   $ 402,484,968   $  1,252,307   $     459,216,735   $           --   $     62,018
AXA Premier VIP Core
   Bond Portfolio...............               --     411,749,709      3,641,148         413,030,663        7,316,851        467,795
AXA Premier VIP High
   Yield Portfolio..............               --     424,184,415      1,263,088         441,650,877       21,699,447         51,237
AXA Premier VIP Small/Mid Cap
   Growth Portfolio.............               --     203,980,723        620,935         230,375,299        2,417,008        357,458
AXA Premier VIP Small/Mid Cap
   Value Portfolio..............               --     455,564,573      1,397,899         533,590,497        1,273,733      1,575,967
EQ/Alliance Premier
   Growth Portfolio.............               --     301,863,726        957,230         327,685,328               --         28,514
EQ/Alliance Quality
   Bond Portfolio...............               --   1,131,873,976      1,211,845       1,144,012,349       25,269,329      1,326,805
EQ/Lazard Small Cap
   Value Portfolio..............               --     152,815,718        471,673         174,832,387        1,556,059        348,995
EQ/Marsico Focus Portfolio......               --     301,863,726        956,255         331,392,745               --         29,489
EQ/Mercury Basic Value Equity
   Portfolio....................               --     304,251,721        951,648         347,287,772        2,387,994         34,096
                                   --------------                                  -----------------   --------------   ------------
                                   $           --                                  $   4,403,074,652   $   61,920,421   $  4,282,374
                                   ==============                                  =================   ==============   ============

AXA PREMIER VIP TRUST
AXA MODERATE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
Options written for the year ended December 31, 2003, were as follows:

                                                            Total      Total
                                                          Number of   Premiums
                                                          Contracts   Received
                                                         ----------   --------
Options outstanding--January 1, 2003..................           --   $     --
Options written.......................................          170      1,700
Options terminated in closing purchase transactions...           --         --
Options expired.......................................         (170)    (1,700)
Options exercised.....................................           --         --
                                                         ----------   --------
Options outstanding--December 31, 2003................           --   $     --
                                                         ==========   ========

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $ 10,988,609,450
U.S. Government securities..................................   $  1,666,416,386
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............    10,349,153,464
U.S. Government securities..................................     1,951,395,864

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    325,165,425
Aggregate gross unrealized depreciation.....................                 --
                                                               ----------------
Net unrealized appreciation.................................   $    325,165,425
                                                               ================
Federal income tax cost of investments......................   $  4,079,284,421
                                                               ================

For the year ended December 31, 2003, the Portfolio incurred approximately $206,548 as brokerage commissions with Bernstein (Sanford C.) & Co. and $25,725 with Merrill Lynch & Co., both affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $739,064,494, of which $753,329 expires in the year 2007, $192,971,362 expires in the year 2008, $174,204,506 expires in the year 2009, $273,667,511 expires in the year 2010, and $97,467,786 expires in the year 2011.

Included in the capital loss carryforward amounts at December 31, 2003 are $356,378,893 of losses acquired from EQ/Growth Investors Portfolio as a result of a tax free reorganization as discussed in Note 9. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                     See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE-PLUS ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                 Number
                                                   of               Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP
   Aggressive Portfolio*++................           104,480   $     2,345,263
AXA Premier VIP Core
   Bond Portfolio++.......................           358,277         3,731,596
AXA Premier VIP High
   Yield Portfolio++......................           255,474         1,438,383
AXA Premier VIP International
   Equity Portfolio++.....................           702,154         7,441,275
AXA Premier VIP Small/Mid Cap
   Growth Portfolio++.....................           165,602         1,448,863
AXA Premier VIP Small/Mid Cap
   Value Portfolio++......................           262,551         2,756,985
EQ/Alliance Premier
   Growth Portfolio*++....................           278,339         1,744,483
EQ/Alliance Quality Bond Portfolio++.                121,492         1,245,094
EQ/Lazard Small Cap
   Value Portfolio++......................            69,052           917,816
EQ/Marsico Focus Portfolio*++.............           131,526         1,741,373
EQ/Mercury Basic Value
   Equity Portfolio++.....................           303,417         4,464,152
                                                               ---------------
Total Investment Companies (99.1%)
   (Cost $28,483,333).....................                          29,275,283
                                                               ---------------
                                                Principal
                                                  Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Time Deposit (3.2%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04 (Amortized Cost
   $952,387)..............................   $       952,387           952,387
                                                               ---------------
Total Investments (102.3%)
   (Cost/Amortized Cost $29,435,720)                                30,227,670
Other Assets Less Liabilities (-2.3%)                                 (665,766)
                                                               ---------------
Net Assets (100%).........................                     $    29,561,904
                                                               ===============

*    Non-income producing.

++   Affiliated company as defined under the Investment Company Act of 1940 (See
     Note 6).

The holdings in Portfolios are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the period July 31, 2003* through December 31, 2003, were as follows:

                                                    Market                                        Market
                                                     Value                                         Value
                                                   July 31,       Purchases        Sales      December 31,    Dividend    Realized
Securities                                           2003*          at Cost        at Cost         2003         Income       Gain
-----------------------------------------------   ------------   ------------   ------------   ------------   ----------   --------
AXA Premier VIP Aggressive Portfolio...........   $         --   $  2,275,110   $     10,678   $  2,345,263   $       --   $  1,003
AXA Premier VIP Core Bond Portfolio............             --      3,764,645         18,866      3,731,596       29,851      2,491
AXA Premier VIP High Yield Portfolio...........             --      1,468,481          6,984      1,438,383       46,538        316
AXA Premier VIP International
   Equity Portfolio............................             --      7,144,179         33,050      7,441,275       34,461      3,452
AXA Premier VIP Small/Mid Cap
   Growth Portfolio............................             --      1,433,289          6,450      1,448,863       10,014      2,181
AXA Premier VIP Small/Mid Cap
   Value Portfolio.............................             --      2,675,634         12,282      2,756,985        4,366      6,531
EQ/Alliance Premier Growth Portfolio...........             --      1,706,332          8,318      1,744,483           --        442
EQ/Alliance Quality Bond Portfolio.............             --      1,263,121          6,266      1,245,094       17,991      1,052
EQ/Lazard Small Cap Value Portfolio............             --        895,282          4,164        917,816        5,425      1,542
EQ/Marsico Focus Portfolio.....................             --      1,706,332          8,157      1,741,373           --        603
EQ/Mercury Basic Value Equity Portfolio........             --      4,286,304         20,161      4,464,152       20,473      1,740
                                                  ------------                                 ------------   ----------   --------
                                                  $         --                                 $ 29,275,283   $  169,119   $ 21,353
                                                  ============                                 ============   ==========   ========

AXA PREMIER VIP TRUST
AXA MODERATE-PLUS ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
Investment security transactions from July 31, 2003* to December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $     28,618,709
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............            146,007

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $        841,011
Aggregate gross unrealized depreciation.....................            (49,061)
                                                               ----------------
Net unrealized appreciation.................................   $        791,950
                                                               ================
Federal income tax cost of investments......................   $     29,435,720
                                                               ================

----------
* Commencement of Operations.


                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA AGGRESSIVE ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                 Number
                                                   of              Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive
   Equity Portfolio*++....................            53,074   $     1,191,354
AXA Premier VIP Core
   Bond Portfolio++.......................            55,763           580,798
AXA Premier VIP International
   Equity Portfolio++.....................           114,250         1,210,795
AXA Premier VIP Small/Mid Cap
   Growth Portfolio++.....................            89,888           786,434
AXA Premier VIP Small/Mid Cap
   Value Portfolio++......................            71,232           747,991
EQ/Alliance Premier
   Growth Portfolio*++....................           141,548           887,150
EQ/Alliance Quality Bond Portfolio++......            18,909           193,787
EQ/Lazard Small Cap Value Portfolio++.....            18,733           248,989
EQ/Marsico Focus Portfolio*++.............            66,852           885,111
EQ/Mercury Basic Value
   Equity Portfolio++.....................            82,176         1,209,049
                                                               ---------------
Total Investments (95.0%)
   (Cost $7,731,439)......................                           7,941,458
Other Assets Less Liabilities (5.0%)......                             420,336
                                                               ---------------
Net Assets (100%).........................                     $     8,361,794
                                                               ===============

--------------------------------------------------------------------------------
*    Non-income producing.
++   Affiliated company as defined under the Investment Company Act of 1940 (See
     Note 6).

The holdings in Portfolios are all Class A shares.

--------------------------------------------------------------------------------
Investments in companies which were affiliates for the period July 31, 2003* through December 31, 2003, were as follows:

                                                     Market                                      Market
                                                     Value                                       Value
                                                    July 31,       Purchases        Sales       December 31,    Dividend    Realized
Securities                                            2003*          at Cost        at Cost        2003          Income       Gain
-----------------------------------------------   ------------   ------------   ------------   ------------   ----------   --------
AXA Premier VIP Aggressive
   Equity Portfolio............................   $         --   $  1,161,190   $      5,208   $  1,191,354   $       --   $    490
AXA Premier VIP Core
   Bond Portfolio                                           --        584,949          2,783        580,798        4,063        356
AXA Premier VIP International Equity
   Portfolio...................................             --      1,165,845          4,987      1,210,795        4,655        711
AXA Premier VIP Small/Mid Cap Growth
   Portfolio...................................             --        779,222          3,356        786,434        4,497      1,041
AXA Premier VIP Small/Mid Cap Value
   Portfolio...................................             --        727,881          3,114        747,991          983      1,602
EQ/Alliance Premier
   Growth Portfolio............................             --        870,892          4,054        887,150           --        219
EQ/Alliance Quality Bond Portfolio.............             --        195,962            922        193,787        2,311        147
EQ/Lazard Small Cap
   Value Portfolio.............................             --        243,396          1,056        248,989        1,223        389
EQ/Marsico Focus Portfolio.....................             --        870,892          4,008        885,111           --        265
EQ/Mercury Basic Value Equity Portfolio........             --      1,165,803          5,105      1,209,049        4,612        593
                                                  ------------                                 ------------   ----------   --------
                                                  $         --                                 $  7,941,458   $   22,344   $  5,813
                                                  ============                                 ============   ==========   ========

--------------------------------------------------------------------------------
Investment security transactions for the period July 31, 2003* to December 31, 2003 were as follows:

Cost of Purchases:
   Stocks and long-term corporate debt securities...........   $     7,766,032
Net Proceeds of Sales and Redemptions:
   Stocks and long-term corporate debt securities...........            37,986

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $       212,640
Aggregate gross unrealized depreciation.....................            (2,621)
                                                               ---------------
Net unrealized appreciation.................................   $       210,019
                                                               ===============
Federal income tax cost of investments......................   $     7,731,439
                                                               ===============

----------
*    Commencement of Operations.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                 Number of          Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (16.0%)
Apparel Retail (0.2%)
Coach, Inc.*..............................            12,300   $       464,325
HOT Topic, Inc.*..........................             8,500           250,410
Pacific Sunwear of California, Inc.*......            12,400           261,888
Ross Stores, Inc..........................           154,320         4,078,678
                                                               ---------------
                                                                     5,055,301
                                                               ---------------
Automobiles (1.5%)
Bayerische Motoren Werke (BMW) AG.........           547,296        25,507,804
Harley-Davidson, Inc......................           201,111         9,558,806
                                                               ---------------
                                                                    35,066,610
                                                               ---------------
Casinos & Gaming (0.4%)
Wynn Resorts Ltd.*/\......................           316,670         8,869,927
                                                               ---------------
Computer & Electronics Retail (0.1%)
Alliance Data Systems Corp.*..............            10,500           290,640
Best Buy Co., Inc.........................            26,600         1,389,584
                                                               ---------------
                                                                     1,680,224
                                                               ---------------
Department Stores (0.1%)
Kohl's Corp.*.............................            53,675         2,412,154
                                                               ---------------
General Merchandise Stores (0.1%)
Target Corp...............................            97,620         3,748,608
                                                               ---------------
Home Improvement Retail (0.8%)
Home Depot, Inc...........................            39,950         1,417,826
Lowe's Cos., Inc..........................           341,116        18,894,415
                                                               ---------------
                                                                    20,312,241
                                                               ---------------
Hotels (0.9%)
Carnival Corp.............................            50,600         2,010,338
Four Seasons Hotels, Inc./\...............           289,912        14,828,999
Hilton Hotels Corp........................            60,800         1,041,504
Orbitz, Inc.*.............................             1,400            32,480
Royal Caribbean Cruises Ltd./\............            28,810         1,002,300
Starwood Hotels & Resorts
   Worldwide, Inc.........................            93,670         3,369,310
                                                               ---------------
                                                                    22,284,931
                                                               ---------------
Household Durables (1.5%)
D.R. Horton, Inc..........................           325,500        14,081,130
Lennar Corp., Class A.....................           214,000        20,544,000
Lennar Corp., Class B.....................             5,490           501,786
Toll Brothers, Inc.*/\....................            18,600           739,536
                                                               ---------------
                                                                    35,866,452
                                                               ---------------
Internet Retail (2.7%)
Amazon.com, Inc.*/\.......................           186,980         9,842,627
eBay, Inc.*...............................           795,612        51,388,579
InterActiveCorp*/\........................            58,692         1,991,420
                                                               ---------------
                                                                    63,222,626
                                                               ---------------
Media (3.7%)Clear Channel
   Communications, Inc....................            91,352         4,278,014
Comcast Corp., Class A*...................           183,100         6,018,497
E.W. Scripps Co., Class A.................            14,380         1,353,733
EchoStar Communications Corp., Class A*...           944,981        32,129,354
Entercom Communications Corp.*............            70,669         3,742,630
Lamar Advertising Co.*/\..................            15,560           580,699
Lin TV Corp., Class A*....................            22,870           590,275
Meredith Corp.............................            29,920         1,460,395
Time Warner, Inc.*........................           154,600         2,781,254
Viacom, Inc., Class B.....................           608,421        27,001,724
Walt Disney Co............................           123,298         2,876,543
Westwood One, Inc.*.......................           114,460         3,915,677
                                                               ---------------
                                                                    86,728,795
                                                               ---------------
Restaurants (0.5%)
Cheesecake Factory, Inc.*/\...............            22,640   $       996,839
Darden Restaurants, Inc...................            36,000           757,440
Outback Steakhouse, Inc...................            63,860         2,823,251
Starbucks Corp.*..........................           211,810         7,002,438
                                                               ---------------
                                                                    11,579,968
                                                               ---------------
Specialty Stores (3.4%)
Bed Bath & Beyond, Inc.*..................           623,598        27,032,973
Office Depot, Inc.*.......................            43,330           724,044
Petsmart, Inc.............................            52,070         1,239,266
Staples, Inc.*............................           102,812         2,806,768
Talbots, Inc..............................            23,160           712,865
Tiffany & Co..............................         1,015,920        45,919,584
Williams-Sonoma, Inc.*....................            67,603         2,350,556
                                                               ---------------
                                                                    80,786,056
                                                               ---------------
Textiles & Apparel (0.1%)
Reebok International Ltd./\...............            53,970         2,122,100
                                                               ---------------
   Total Consumer Discretionary...........                         379,735,993
                                                               ---------------
Consumer Staples (1.0%)
Drug Retail (0.3%)
CVS Corp..................................            74,980         2,708,278
Rite Aid Corp.*/\.........................           213,800         1,291,352
Walgreen Co...............................            82,509         3,001,677
                                                               ---------------
                                                                     7,001,307
                                                               ---------------
Food Distributors (0.1%)
Hershey Foods Corp........................            10,000           769,900
SYSCO Corp................................            52,500         1,954,575
                                                               ---------------
                                                                     2,724,475
                                                               ---------------
Food Retail (0.3%)
Whole Foods Market, Inc.*.................           100,680         6,758,648
                                                               ---------------
Household Products (0.2%)
Procter & Gamble Co.......................            51,227         5,116,553
                                                               ---------------
Personal Products (0.1%)
Avon Products, Inc........................            43,400         2,929,066
                                                               ---------------
   Total Consumer Staples.................                          24,530,049
                                                               ---------------
Energy (4.1%)
Oil & Gas Drilling (0.8%)
GlobalSantaFe Corp........................            32,800           814,424
Nabors Industries Ltd.*...................           446,800        18,542,200
Rowan Cos., Inc.*.........................            21,200           491,204
                                                               ---------------
                                                                    19,847,828
                                                               ---------------
Oil & Gas Equipment & Services (2.2%)
BJ Services Co.*..........................           593,125        21,293,187
Cooper Cameron Corp.*.....................            14,370           669,642
FMC Technologies, Inc.*...................           344,580         8,028,714
Schlumberger Ltd..........................           375,140        20,527,661
Smith International, Inc.*................            22,540           935,861
                                                               ---------------
                                                                    51,455,065
                                                               ---------------
Oil & Gas Exploration & Production (0.6%)
Apache Corp...............................           180,240        14,617,464
                                                               ---------------
Oil & Gas Refining & Marketing (0.5%)
Valero Energy Corp........................           260,730        12,082,229
                                                               ---------------
   Total Energy...........................                          98,002,586
                                                               ---------------
Financials (11.9%)
Banks (0.1%)
Investors Financial Services Corp./\......            40,600         1,559,446
                                                               ---------------
Diversified Financials (11.7%)
Affiliated Managers Group, Inc.*/\........             7,250          504,528
Ameritrade Holding Corp.*/\...............           696,320        9,797,222

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                 Number of          Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
CIT Group, Inc............................           705,064   $    25,347,051
Citigroup, Inc............................           694,044        33,688,896
Countrywide Financial Corp................           507,120        38,465,052
Fannie Mae................................           296,927        22,287,341
Franklin Resources, Inc...................            90,600         4,716,636
Goldman Sachs Group, Inc..................           292,788        28,906,959
Legg Mason, Inc...........................           115,010         8,876,472
Merrill Lynch & Co., Inc..................           532,816        31,249,658
Providian Financial Corp.*................           744,950         8,671,218
SLM Corp..................................         1,695,753        63,895,973
                                                               ---------------
                                                                   276,407,006
                                                               ---------------
Insurance (0.1%)
Marsh & McLennan Cos., Inc................            54,300         2,600,427
                                                               ---------------
   Total Financials.......................                         280,566,879
                                                               ---------------
Health Care (22.1%)
Biotechnology (8.7%)
Affymetrix, Inc.*/\.......................           776,200        19,102,282
Amgen, Inc.*..............................           496,649        30,692,908
Applera Corp. - Celera Genomics Group*....           684,850         9,526,264
Biogen Idec, Inc.*/\......................           393,870        14,486,539
Celgene Corp.*/\..........................             7,640           343,953
Compugen Ltd.*/\..........................           521,300         2,632,565
Curis, Inc.*/\............................         1,381,580         6,217,110
Genentech, Inc.*/\........................           728,249        68,142,259
Genzyme Corp. - General Division*/\.......            61,232         3,021,187
Gilead Sciences, Inc.*....................           573,130        33,321,778
ICOS Corp.*/\.............................             8,000           330,240
Invitrogen Corp.*/\.......................            30,930         2,165,100
Millennium Pharmaceuticals, Inc.*.........           844,650        15,769,615
Neurocrine Biosciences, Inc.*.............             7,000           381,780
                                                               ---------------
                                                                   206,133,580
                                                               ---------------
Health Care Equipment & Services (8.3%)
Aetna, Inc................................            20,878         1,410,935
Alcon, Inc................................            35,200         2,131,008
AmerisourceBergen Corp....................            51,780         2,907,447
Apogent Technologies, Inc.*...............            29,020           668,621
Applied Biosystems Group..................         1,171,355        24,258,762
Bard (C.R.), Inc./\.......................            38,100         3,095,625
Baxter International, Inc.................            64,300         1,962,436
Boston Scientific Corp.*..................         1,201,728        44,175,521
Cardinal Health, Inc......................            36,800         2,250,688
Caremark Rx, Inc.*/\......................           113,090         2,864,570
Cytyc Corp.*/\............................           171,350         2,357,776
Dentsply International, Inc...............            31,680         1,430,986
Fisher Scientific International, Inc.*/\..            70,800         2,928,996
Guidant Corp..............................            40,266         2,424,013
Medtronic, Inc............................            76,187         3,703,450
Millipore Corp.*..........................            47,720         2,054,346
Tenet Healthcare Corp.*...................            59,450           954,173
Thoratec Corp.*/\.........................            26,600           346,066
UnitedHealth Group, Inc...................         1,271,328        73,965,863
Zimmer Holdings, Inc.*....................           275,651        19,405,830
                                                               ---------------
                                                                   195,297,112
                                                               ---------------
Pharmaceuticals (5.1%)
AstraZeneca plc...........................            95,300         4,572,134
Eli Lilly & Co............................           153,043        10,763,514
Forest Laboratories, Inc.*/\..............           620,301        38,334,602
Johnson & Johnson.........................            55,600         2,872,296
KV Pharmaceutical Co.*/\..................            22,250           567,375
Medicis Pharmaceutical Corp., Class A.....            39,660         2,827,758
Novartis AG (Registered)..................            57,300         2,601,492
Pfizer, Inc...............................           802,895   $    28,366,280
Teva Pharmaceutical Industries
   Ltd. (ADR)/\...........................           515,940        29,258,958
Watson Pharmaceuticals, Inc.*.............            21,500           989,000
                                                               ---------------
                                                                   121,153,409
                                                               ---------------
   Total Health Care......................                         522,584,101
                                                               ---------------
Industrials (8.7%)
Aerospace & Defense (2.7%)
Alliant Techsystems, Inc.*................           260,620        15,053,411
Boeing Co.................................           442,680        18,654,535
Empresa Brasileira de
   Aeronautica S.A. (ADR)/\...............             9,800           343,294
Lockheed Martin Corp......................           569,473        29,270,913
                                                               ---------------
                                                                    63,322,153
                                                               ---------------
Air Freight & Couriers (1.1%)
FedEx Corp................................           375,595        25,352,662
                                                               ---------------
Airlines (1.3%)
JetBlue Airways Corp.*/\..................            71,645         1,900,026
Ryanair Holdings plc (ADR)*/\.............           370,247        18,749,308
Southwest Airlines Co.....................           704,230        11,366,272
                                                               ---------------
                                                                    32,015,606
                                                               ---------------
Building Products (0.0%)
American Standard Cos., Inc.*.............            10,260         1,033,182
                                                               ---------------
Commercial Services & Supplies (1.0%)
Apollo Group, Inc., Class A*..............            16,200         1,101,600
ARAMARK Corp., Class B....................           143,520         3,935,318
Career Education Corp.*...................            84,800         3,397,936
Cendant Corp.*............................           170,000         3,785,900
Corinthian Colleges, Inc.*................            27,320         1,517,899
Corporate Executive Board Co.*............            24,200         1,129,414
DST Systems, Inc.*/\......................            78,280         3,268,973
Expeditors International of
   Washington, Inc........................            22,980           865,427
Manpower, Inc.............................            27,820         1,309,766
Monster Worldwide, Inc.*/\................            60,992         1,339,384
Paychex, Inc..............................            19,340           719,448
Robert Half International, Inc.*..........            21,756           507,785
                                                               ---------------
                                                                    22,878,850
                                                               ---------------
Construction & Engineering (0.4%)
Shaw Group, Inc.*/\.......................           756,410        10,302,304
                                                               ---------------
Electrical Equipment (0.1%)
Rockwell Automation, Inc..................            36,890         1,313,284
                                                               ---------------
Industrial Conglomerates (0.9%)
General Electric Co.......................           433,189        13,420,195
Tyco International Ltd....................           257,316         6,818,874
                                                               ---------------
                                                                    20,239,069
                                                               ---------------
Machinery (1.2%)
Caterpillar, Inc..........................           310,389        25,768,495
Illinois Tool Works, Inc..................            29,900         2,508,909
                                                               ---------------
                                                                    28,277,404
                                                               ---------------
Trading Companies & Distributors (0.0%)
Grainger (W.W.), Inc......................            11,400           540,246
                                                               ---------------
Trucking (0.0%)
Swift Transportation Co., Inc.*...........            34,890           733,388
                                                               ---------------
   Total Industrials......................                         206,008,148
                                                               ---------------
Information Technology (31.6%)
Application Software (6.5%)
BEA Systems, Inc.*........................         1,204,650        14,817,195
Electronic Arts, Inc.*....................           727,124        34,741,985
Intuit, Inc.*.............................           281,950        14,917,974
Mercury Interactive Corp.*/\..............           493,700        24,013,568
Micros Systems, Inc.*.....................             6,300           273,168

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                 Number of          Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
PeopleSoft, Inc.*/\.......................         1,293,300   $    29,487,240
Red Hat, Inc.*............................           539,110        10,119,095
SAP AG (ADR)..............................           500,493        20,800,489
Symantec Corp.*...........................           110,182         3,817,806
                                                               ---------------
                                                                   152,988,520
                                                               ---------------
Computer Hardware (1.2%)
Apple Computer, Inc.*.....................            69,256         1,480,001
Dell, Inc.*...............................           669,670        22,741,993
Hewlett-Packard Co........................           110,622         2,540,988
International Business Machines Corp......            10,224           947,560
                                                               ---------------
                                                                    27,710,542
                                                               ---------------
Computer Storage & Peripherals (2.3%)
Network Appliance, Inc.*/\................         1,914,620        39,307,148
SanDisk Corp.*/\..........................           205,900        12,588,726
Seagate Technology*.......................           106,204         2,007,256
                                                               ---------------
                                                                    53,903,130
                                                               ---------------
Electronic Equipment & Instruments (0.4%)
Agere Systems, Inc., Class B*.............         1,134,210         3,289,209
Amphenol Corp., Class A*..................            10,600           677,658
Flextronics International Ltd.*...........           147,870         2,194,391
Ingram Micro, Inc., Class A*..............            82,500         1,311,750
Thermo Electron Corp.*....................            53,150         1,339,380
Vishay Intertechnology, Inc.*.............            46,200         1,057,980
Waters Corp.*.............................            18,530           614,455
                                                               ---------------
                                                                    10,484,823
                                                               ---------------
Internet Software & Services (1.2%)
Akamai Technologies, Inc.*/\..............           100,500         1,080,375
CNET Networks, Inc.*......................         1,056,340         7,204,239
F5 Networks, Inc.*........................             4,020           100,902
Getty Images, Inc.*/\.....................            32,800         1,644,264
SINA Corp.*...............................           108,900         3,675,375
Yahoo!, Inc.*.............................           341,610        15,430,523
                                                               ---------------
                                                                    29,135,678
                                                               ---------------
IT Consulting & Services (0.3%)
Affiliated Computer Services,
   Inc., Class A*.........................            66,820         3,639,017
Fiserv, Inc.*.............................            48,170         1,903,197
Sungard Data Systems, Inc.*...............            18,980           525,936
                                                               ---------------
                                                                     6,068,150
                                                               ---------------
Networking Equipment (4.7%)
Cisco Systems, Inc.*......................         2,866,175        69,619,391
Juniper Networks, Inc.*/\.................         1,365,964        25,516,208
NetScreen Technologies, Inc.*/\...........           630,710        15,610,072
                                                               ---------------
                                                                   110,745,671
                                                               ---------------
Office Electronics (0.0%)
Zebra Technologies Corp., Class A*........             5,300           351,761
                                                               ---------------
Semiconductor Equipment (2.1%)
Cymer, Inc.*/\............................            23,990         1,108,098
KLA-Tencor Corp.*/\.......................           236,160        13,855,507
Marvell Technology Group Ltd.*............           291,010        11,038,010
Microchip Technology, Inc.................            19,900           663,864
Novellus Systems, Inc.*...................            61,705         2,594,695
NVIDIA Corp.*/\...........................           848,340        19,723,905
                                                               ---------------
                                                                    48,984,079
                                                               ---------------
Semiconductors (7.7%)
Analog Devices, Inc.*.....................           120,914         5,519,724
Broadcom Corp., Class A*..................           374,668        12,772,432
Intel Corp................................         1,534,095        49,397,859
Linear Technology Corp....................            26,254         1,104,506
Maxim Integrated Products, Inc............         1,183,693        58,947,911
Micron Technology, Inc.*..................         2,143,640        28,874,831
PMC-Sierra, Inc.*.........................            61,240         1,233,986
Silicon Laboratories, Inc.*...............           341,290        14,750,554
Taiwan Semiconductor
   Manufacturing Co., Ltd. (ADR)*.........           225,900   $     2,313,216
Texas Instruments, Inc....................           125,984         3,701,410
Xilinx, Inc.*.............................           117,440         4,549,625
                                                               ---------------
                                                                   183,166,054
                                                               ---------------
Systems Software (1.9%)
Ascential Software Corp.*.................            10,800           280,044
Cognos, Inc.*/\...........................            49,300         1,509,566
Microsoft Corp............................         1,264,934        34,836,282
Network Associates, Inc.*.................            70,000         1,052,800
Oracle Corp.*.............................           187,399         2,473,667
VERITAS Software Corp.*...................           105,194         3,909,009
                                                               ---------------
                                                                    44,061,368
                                                               ---------------
Telecommunications Equipment (3.3%)
Adtran, Inc...............................            83,240         2,580,440
Amdocs Ltd.*..............................           220,530         4,957,514
American Tower Corp., Class A*/\..........           171,530         1,855,955
CIENA Corp.*..............................            79,880           530,403
Corning, Inc.*............................         1,418,490        14,794,851
JDS Uniphase Corp.*/\.....................         2,243,440         8,188,556
Nokia OYJ (ADR)...........................           189,252         3,217,284
Nortel Networks Corp.*....................           549,335         2,323,687
QUALCOMM, Inc.............................           750,429        40,470,636
Scientific-Atlanta, Inc...................            20,000           546,000
                                                               ---------------
                                                                    79,465,326
                                                               ---------------
   Total Information Technology...........                         747,065,102
                                                               ---------------
Materials (0.6%)
Chemicals (0.1%)
Lyondell Chemical Co./\...................            15,010           254,419
Praxair, Inc..............................            64,240         2,453,968
                                                               ---------------
                                                                     2,708,387
                                                               ---------------
Containers & Packaging (0.5%)
Smurfit-Stone Container Corp.*............           598,580        11,115,631
                                                               ---------------
   Total Materials........................                          13,824,018
                                                               ---------------
Telecommunication Services (3.3%)
Diversified Telecommunication Services (0.3%)
Andrew Corp.*.............................            26,900           309,619
Citadel Broadcasting Corp.*...............            50,260         1,124,317
NTL, Inc.*/\..............................            74,167         5,173,148
                                                               ---------------
                                                                     6,607,084
                                                               ---------------
Wireless Telecommunication Services (3.0%)
America Movil S.A. de C.V. (ADR)..........            40,800         1,115,472
Crown Castle International Corp.*/\.......           122,440         1,350,513
Nextel Communications, Inc., Class A*/\...           563,292        15,805,974
Nextel Partners, Inc., Class A*...........           278,200         3,741,790
Spectrasite, Inc.*........................            17,530           609,167
Sprint Corp. (PCS Group)*/\...............         5,959,600        33,492,952
Vodafone Group plc (ADR)/\................           599,874        15,020,845
                                                               ---------------
                                                                    71,136,713
                                                               ---------------
   Total Telecommunication Services.......                          77,743,797
                                                               ---------------
Total Common Stocks (99.3%)
   (Cost $1,941,139,258)..................                       2,350,060,673
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal          Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for
Securities Loaned (10.3%)
American Express Centurion GC,
   1.11%, 1/5/04..........................   $     7,944,446   $     7,944,446
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................         9,930,558         9,930,558
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................         3,972,853         3,972,853
CIC N.Y.,
   1.12%, 1/12/04.........................         9,930,557         9,930,557
Concord Minutemen C.C. LLC, Series A
   1.11%, 1/16/04.........................         7,921,665         7,921,665
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................         7,944,637         7,944,637
Fortis Bank, London,
   1.11%, 3/31/04.........................         9,930,557         9,930,557
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         9,930,558         9,930,558
Greenwich Capital,
   1.07%, 1/2/04..........................       119,166,690       119,166,690
Hartford Life,
   1.20%, 12/31/04 (l)....................         3,177,778         3,177,778
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................         1,390,278         1,390,278
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................         6,529,746         6,529,746
New York Life Insurance,
   1.28%, 3/21/04 (l).....................         9,930,558         9,930,558
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................         9,930,558         9,930,558
SWIFT, Series 01-A7 A,
   1.16%, 3/15/04 (l).....................         5,582,240         5,582,240
Thames Asset Global Securities,
   1.11%, 1/20/04.........................         3,961,078         3,961,078
Tulip Funding,
   1.13%, 2/26/04.........................         8,716,199         8,716,199
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................         7,553,925         7,553,925
                                                               ---------------
                                                                   243,444,881
                                                               ---------------
Time Deposit (0.7%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        17,105,291        17,105,291
                                                               ---------------
U.S. Government Agency (0.2%)
Federal Home Loan Mortgage Corp...........
   (Discount Note), 1/2/04................   $     5,100,000   $     5,099,830
                                                               ---------------
Total Short-Term Debt Securities (11.2%)
   (Amortized Cost $265,650,002)..........                         265,650,002
                                                               ---------------
Total Investments (110.5%)
   (Cost/Amortized Cost $2,206,789,260)...                       2,615,710,675
Other Assets Less Liabilities (-10.5%)....                        (248,441,141)
                                                               ---------------
Net Assets (100%).........................                     $ 2,367,269,534
                                                               ===============

----------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December
     31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                                  Local
                                                 Contract       Cost on
                                                  Amount      Origination       U.S. $        Unrealized
Foreign Currency Sell Contracts                  (000's)          Date       Current Value   Depreciation
                                                 --------------------------------------------------------
European Union, expiring  03/17/04...........       19,704   $  19,704,106   $  20,079,342   $   (375,236)
                                                                                             ============

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $  2,408,288,431
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............      2,104,351,830

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $    366,954,624
Aggregate gross unrealized depreciation.....................         (8,441,445)
                                                               ----------------
Net unrealized appreciation.................................   $    358,513,179
                                                               ================
Federal income tax cost of investments......................   $  2,257,197,496
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $238,303,886. This was secured by collateral of $243,444,881 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $24,086 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,351,789,690, of which $767,346,762 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Principal          Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
LONG TERM DEBT SECURITIES:
Consumer Discretionary (2.2%)
Automobiles (0.5%)
DaimlerChrysler AG
   7.45%, 3/1/27..........................   $       330,000   $       351,188
DaimlerChrysler NA Holdings Corp.
   4.75%, 1/15/08/\.......................           235,000           240,437
   4.05%, 6/4/08/\........................         1,825,000         1,812,576
   6.50%, 11/15/13/\......................         1,125,000         1,185,086
Ford Motor Co.
   7.45%, 7/16/31/\.......................           649,000           655,828
General Motors Corp.......................
   8.25%, 7/15/23/\.......................           630,000           715,308
                                                               ---------------
                                                                     4,960,423
                                                               ---------------
Casinos & Gaming (0.3%)
Harrah's Operating Co., Inc.
   7.50%, 1/15/09/\.......................           100,000           113,899
International Game Technology
   7.88%, 5/15/04.........................         2,360,000         2,409,159
MGM Mirage, Inc.
   6.63%, 2/1/05..........................           540,000           560,250
Park Place Entertainment Corp.
   7.50%, 9/1/09..........................           500,000           550,000
                                                               ---------------
                                                                     3,633,308
                                                               ---------------
General Merchandise Stores (0.2%)
Wal-Mart Stores, Inc.
   6.88%, 8/10/09/\.......................         1,585,000         1,825,998
                                                               ---------------
Media (1.1%)
AOL Time Warner, Inc.
   6.13%, 4/15/06.........................           415,000           446,759
   6.15%, 5/1/07..........................           100,000           108,804
   7.63%, 4/15/31.........................         1,275,000         1,471,054
   7.70%, 5/1/32..........................           598,000           697,929
British Sky Broadcasting plc
   8.20%, 7/15/09.........................           350,000           416,678
Clear Channel Communications, Inc.
   7.65%, 9/15/10.........................           420,000           491,627
Comcast Cable Communications, Inc.
   6.38%, 1/30/06/\.......................           190,000           204,544
   6.20%, 11/15/08/\......................            30,000            32,921
   6.88%, 6/15/09.........................            40,000            45,093
Comcast Corp.
   5.50%, 3/15/11.........................           930,000           966,662
   6.50%, 1/15/15.........................           969,000         1,051,385
   7.05%, 3/15/33/\.......................           585,000           636,371
Continental Cablevision, Inc.
   8.30%, 5/15/06.........................           770,000           863,309
COX Communications, Inc.
   7.13%, 10/1/12/\.......................           115,000           132,642
   4.63%, 6/1/13..........................           225,000           216,922
CSC Holdings, Inc.
   7.63%, 4/1/11/\........................           300,000           315,750
News America Holdings, Inc.
   8.88%, 4/26/23.........................           350,000           448,683
   7.75%, 1/20/24.........................           145,000           169,946
PanAmSat Corp.
   6.13%, 1/15/05/\.......................           680,000           696,150
Rogers Cablesystems Ltd.
   10.00%, 3/15/05........................           350,000           375,375
TCI Communications, Inc.
   7.88%, 8/1/13..........................           130,000           153,881
   7.88%, 2/15/26.........................           330,000           385,823
Tele-Communications-TCI Group
   7.13%, 2/15/28.........................           150,000           162,673
Time Warner, Inc.
   6.88%, 6/15/18.........................            30,000            32,991
   6.95%, 1/15/28.........................           110,000           117,482
   6.63%, 5/15/29.........................   $     1,455,000   $     1,495,274
Turner Broadcasting Systems, Inc.
   7.40%, 2/1/04..........................           300,000           301,380
                                                               ---------------
                                                                    12,438,108
Restaurants (0.1%)                                             ---------------
Yum! Brands, Inc.
   7.45%, 5/15/05.........................         1,300,000         1,386,125
                                                               ---------------
   Total Consumer Discretionary...........                          24,243,962
Consumer Staples (0.6%)
Beverages (0.1%)
Diageo Finance BV
   3.00%, 12/15/06/\......................           495,000           498,039
Food Products (0.3%)
Cadbury Schweppes U.S. Finance LLC
   5.13%, 10/1/13 Section.................           270,000           268,242
General Mills, Inc.
   5.13%, 2/15/07.........................           750,000           796,693
Kellogg Co.
   6.60%, 4/1/11..........................           335,000           375,432
Kraft Foods, Inc.
   5.63%, 11/1/11.........................         2,175,000         2,291,680
                                                               ---------------
                                                                     3,732,047
Food Retail (0.2%)                                             ---------------
Kroger Co.
   6.80%, 4/1/11..........................           275,000           307,773
   6.75%, 4/15/12.........................           150,000           166,203
   6.20%, 6/15/12.........................           500,000           536,265
   5.50%, 2/1/13/\........................         1,078,000         1,096,426
                                                               ---------------
                                                                     2,106,667
                                                               ---------------
   Total Consumer Staples.................                           6,336,753
Energy (0.5%)                                                  ---------------
Integrated Oil & Gas (0.2%)
Conoco Funding Co.
   6.35%, 10/15/11/\......................           795,000           891,321
Conoco, Inc.
   6.95%, 4/15/29.........................           390,000           442,275
ConocoPhillips
   5.90%, 10/15/32........................           800,000           802,123
Occidental Petroleum Corp.
   8.45%, 2/15/29/\.......................           155,000           203,193
Phillips Petroleum Co.
   7.00%, 3/30/29.........................            30,000            33,956
Suncor Energy, Inc.
   5.95%, 12/1/34.........................           260,000           257,359
                                                               ---------------
                                                                     2,630,227
Oil & Gas Equipment & Services (0.0%)                          ---------------
Consolidated Natural Gas Co.
   6.85%, 4/15/11.........................           100,000           113,675
   5.00%, 3/1/14..........................           250,000           247,450
                                                               ---------------
                                                                       361,125
Oil & Gas Exploration & Production (0.2%)                      ---------------
Anadarko Finance Co.
   7.50%, 5/1/31..........................           690,000           808,321
Anadarko Petroleum Corp.
   5.38%, 3/1/07..........................            55,000            58,798
Conoco Canada Resources Ltd.
   8.35%, 8/1/06..........................           280,000           316,838
Devon Energy Corp.
   7.95%, 4/15/32.........................            75,000            90,432
Devon Financing Corp.
   7.88%, 9/30/31.........................           380,000           453,949
Panhandle Eastern Pipe Line
   6.05%, 8/15/13 Section.................           340,000           360,035
                                                               ---------------
                                                                     2,088,373
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
Oil & Gas Refining & Marketing (0.1%)
Valero Energy Corp.
   7.50%, 4/15/32.........................   $         5,000   $         5,572
Valero Logistics Operations LP
   6.05%, 3/15/13.........................           595,000           619,178
                                                               ---------------
                                                                       624,750
                                                               ---------------
   Total Energy...........................                           5,704,475
                                                               ---------------
Financials (74.7%)
Asset Backed (4.4%)
Ameriquest Mortgage Securities, Inc.,
   Series 03-1 A2
   1.55%, 2/25/33 (l).....................           493,510           494,134
   Series 03-2 A
   1.55%, 3/25/33 (l).....................           371,676           372,138
Amortizing Residential Collateral Trust,
   Series 02-BC3M A
   1.41%, 6/25/32 (l).....................           410,570           410,121
   Series 02-BC4 A
   1.43%, 7/25/32 (l).....................           336,471           335,863
Argent Securities, Inc.,
   Series 03-W3 AV1B
   1.59%, 9/25/33+(l).....................         1,170,769         1,171,357
Bank of America Funding Corp.,
   Series 03-1 A1
   6.00%, 5/20/33.........................           716,217           724,441
Bear Stearns Asset Backed Securities,
   Inc.,
   Series 02-2 A1
   1.47%, 10/25/32 (l)....................           110,729           110,830
   Series 03-2 A2
   1.59%, 3/25/43 (l).....................           982,819           984,748
Brazos Student Loan Finance Corp.,
   Series 01-B A3
   1.21%, 10/1/35+(l).....................         1,100,000         1,099,162
Centex Home Equity,
   Series 03-C AV
   1.44%, 9/25/33 (l).....................           965,872           965,368
Chase Credit Card Master Trust,
   Series 03-6 A
   1.27%, 2/15/11 (l).....................         5,025,000         5,029,828
Chase Funding Loan Acquisition Trust,
   Series 01-C3 A
   1.49%, 7/25/31 (l).....................           232,418           232,650
   Series 01-FF1 A2
   1.38%, 4/25/31 (l).....................            83,650            83,663
Chase Manhattan Auto Owner Trust,
   Series 00-A A4
   6.26%, 6/15/07.........................           875,459           893,068
Citibank Credit Card Issuance Trust,
   Series 03-A6 A6
   2.90%, 5/17/10.........................         2,475,000         2,419,976
Countrywide Asset Backed Certificates,
   Series 03-BC3 A1
   1.24%, 5/25/21 (l).....................         1,292,443         1,292,019
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 01-HE17 A1
   1.45%, 12/25/31 (l)....................           198,267           198,024
   Series 02-HE4 A2
   1.58%, 8/25/32 (l).....................           304,955           305,319
Discover Card Master Trust I,
   Series 00-1 A
   1.33%, 8/16/07 (l).....................         4,200,000         4,203,890
   Series 01-4 A
   1.25%, 10/16/06 (l)....................         4,800,000         4,799,943
   Series 99-5 A
   1.34%, 12/18/06 (l)....................         4,775,000         4,776,408
Financial Assets Securities Corp.,
   Series 03-1A A1
   1.275%, 9/27/33Section+(b)(l)..........           415,854           414,704
First Franklin Mortgage Loan Asset
   Backed Certificates,
   Series 03-FF5 A2
   2.82%, 3/25/34+(e)(l)..................           860,000           859,446
Fremont Home Loan Trust,
   Series 03-1 A2
   1.48%, 2/25/33+(l).....................           899,546           897,902
GMAC Mortgage Corp. Loan Trust,
   Series 99-HLTV A1
   1.54%, 11/18/25 (l)....................            57,163            57,236
Goldman Sachs AMP Trust,
   Series 02-NC1 A2
   1.46%, 7/25/32 (l).....................           712,652           711,931
Home Equity Asset Trust,
   Series 02-1 A4
   1.44%, 11/25/32 (l)....................           287,626           287,277
   Series 02-4 A2
   1.55%, 3/25/33 (l).....................           594,182           594,884
   Series 03-5 A1
   1.56%, 1/25/34 (l).....................           639,807           640,706
Household Mortgage Loan Trust,
   Series 02-HC1 A
   1.45%, 5/20/32 (l).....................           326,035           326,318
Irwin Home Equity,
   Series 03-C 2A
   1.66%, 6/25/28+(l).....................           467,142           465,194
MBNA Credit Card Master Note Trust,
   Series 03-A6 A6
   2.75%, 10/15/10........................         2,250,000         2,188,226
Merrill Lynch Mortgage Investors, Inc.,
   Series 02-AFC1 AV1
   1.51%, 4/25/31 (l).....................           123,213           123,345
Morgan Stanley ABS Capital I,
   Series 03-HE2 A2
   1.48%, 8/25/33+(l).....................           663,379           662,167
Morgan Stanley Dean Witter Capital I,
   Series 02-HE1 A2
   1.47%, 7/25/32 (l).....................           428,278           427,916
Nissan Auto Receivables Owner Trust,
   Series 02-B A3
   3.99%, 12/15/05........................           301,184           304,479
Quest Trust,
   Series 03-X3 A1
   1.62%, 2/25/34Section+(l)..............         1,091,519         1,074,214
Renaissance Home Equity Loan Trust,
   Series 03-2A
   1.58%, 8/25/33+(l).....................           362,037           362,337
   Series 03-3 A
   1.64%, 12/25/33+(l)....................         1,183,196         1,173,555
Residential Asset Mortgage Products,
   Inc.,
   Series 03-RS11 AIIB
   1.47%, 12/25/33+(l)....................         1,300,000         1,298,959
Salomon Brothers Mortgage
   Securities VII,
   Series 02-CIT1 A
   1.44%, 3/25/32 (l).....................           655,890           654,833
Saxon Asset Securities Trust,
   Series 02-1 AV2
   1.41%, 1/25/32 (l).....................           387,106           386,679

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
   Series 02-3 AV
   1.54%, 12/25/32 (l)....................   $       313,039   $       313,481
Sears Credit Account Master Trust,
   Series 02-3 A
   1.45%, 5/17/16 (l).....................         1,050,000         1,049,177
Structured Asset Securities Corp.,
   Series 03-AL2 A
   3.36%, 1/25/31Section..................         1,534,226         1,467,579
Terwin Mortgage Trust,
   Series 03-1SL A1
   1.72%, 9/25/33Section+(l)..............           448,394           448,906
Vanderbilt Acquisition Loan Trust,
   Series 02-1 A1
   3.28%, 1/7/13..........................           348,873           351,176
                                                               ---------------
                                                                    48,445,577
                                                               ---------------
Banks (1.0%)
ANZ Capital Trust I
   4.48%, 12/31/49Section.................           760,000           766,080
   5.36%, 12/31/49Section.................         1,160,000         1,158,492
Bank of America Corp.
   3.88%, 1/15/08/\.......................         1,175,000         1,197,936
   4.38%, 12/1/10.........................           275,000           275,694
   7.40%, 1/15/11.........................         1,265,000         1,483,630
Bank One NA Illinois
   3.70%, 1/15/08#........................         1,250,000         1,264,663
Barclays Bank plc
   8.55%, 9/29/49Section(l)...............           410,000           503,721
Depfa ACS Bank
   3.63%, 10/29/08........................         2,000,000         1,988,440
HSBC Capital Funding LP
   10.18%, 12/29/49Section(l).............           200,000           292,928
   4.61%, 12/29/49Section(e)(l)...........           550,000           518,100
Rabobank Capital Fund II,
   5.26%, 12/29/49Section.................         1,080,000         1,081,495
Royal Bank of Scotland Group plc
   9.12%, 12/31/49/\......................           125,000           156,120
U.S. Bancorp
   3.95%, 8/23/07/\.......................           100,000           102,891
Wells Fargo & Co.
   5.13%, 2/15/07/\.......................           610,000           650,783
Wells Fargo Bank N.A
   7.80%, 6/15/10 (l).....................           200,000           215,860
                                                               ---------------
                                                                    11,656,833
                                                               ---------------
Collateralized Mortgage Obligations (4.5%)
ABN Amro Mortgage Corp.,
   Series 02-5 2A2
   6.50%, 7/25/17.........................           103,706           104,076
Bank of America Corp.,
   Series 03-5 2A1
   5.00%, 7/25/18.........................         1,993,160         2,013,899
Bank of America Mortgage Securities,
   Series 02-K 2A1
   5.74%, 10/20/32 (l)....................           399,958           413,775
Bear Stearns Adjustable Rate Mortgage
   Trust,
   Series 02-2 IIIA
   6.76%, 6/25/31 (l).....................            11,157            11,659
Bear Stearns Alt-A Trust,
   Series 03-7 IIA2
   1.42%, 2/25/34+(l).....................         1,800,000         1,799,894
CDC Mortgage Capital Trust,
   Series 02-HE2 A
   1.43%, 1/25/33 (l).....................           236,570           236,352
Cendant Mortgage Corp.,
   Series 03-A A1
   6.00%, 7/25/43Section+.................           846,741           840,553
Chase Commercial Mortgage Securities
   Corp.,
   Series 00-1 A2
   7.76%, 4/15/32.........................           890,000         1,032,374
   Series 99-2 A2
   7.20%, 1/15/32.........................           530,000           612,542
Commercial Mortgage Asset Trust,
   Series 99-C1 A3
   6.64%, 1/17/32/\.......................           600,000           676,336
Countrywide Alternative Loan Trust,
   Series 03-J3 2A1
   6.25%, 12/25/33+.......................         1,976,055         2,028,931
   Series 04-2CB A1
   5.00%, 2/15/19.........................         2,500,000         2,509,375
Countrywide Home Loans, Inc.,
   Series 02-HYB2 6A1
   4.83%, 9/19/32 (l).....................           281,698           285,095
   Series 03-R4 2A
   6.50%, 1/25/34Section+(b)..............         1,036,739         1,096,837
   Series 99-9 A1
   6.50%, 8/25/29.........................         1,101,611         1,147,770
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 02-9 2X
   2.48%, 3/25/32Section+(b)..............           307,685           306,684
   Series 02-AR2 2A1
   1.54%, 2/25/32 (l).....................            84,932            84,981
   Series 02-P3 A
   0.01%, 8/25/33Section+(b)(l)...........           718,500           714,514
   Series 98-C2 A2
   6.30%, 11/11/30........................         1,155,000         1,280,413
   Series P2A-A21
   2.17%, 3/25/32Section+(b)..............           461,151           458,593
Credit-Based Asset Servicing and
   Securitization,
   Series 02-CB1 A2A
   1.48%, 8/25/29 (l).....................           163,774           163,886
Deutsche Alt-A Securities, Inc.,
   Series 03-3 1A1
   5.50%, 11/25/33........................         2,017,813         2,030,424
DLJ Commercial Mortgage Corp.,
   Series 99-CG1 A1B
   6.46%, 3/10/32.........................           275,000           305,686
DLJ Mortgage Acceptance Corp.,
   Series 94-3 A10
   6.50%, 4/25/24.........................           219,735           220,260
First Horizon Asset Securities, Inc.,
   Series 00-H 1A
   7.00%, 9/25/30.........................            37,545            38,178
GMAC Commercial Mortgage Securities,
   Inc.,
   Series 00-C3 A2
   6.96%, 9/15/35.........................         5,125,000         5,834,014
   Series 99-2 A2
   6.95%, 9/15/33/\.......................           325,000           368,428
GS Mortgage Securities Corp. II,
   Series 03-GSFL VI A1
   1.32%, 11/15/15 (l)....................         1,320,000         1,320,000
GSMPS Mortgage Loan Trust,
   Series 03-3 A1
   7.00%, 6/25/43Section+.................         2,440,707         2,589,353
Heller Financial, Inc.,
   Series 99-PH1 A1
   6.50%, 5/15/31.........................           153,511           165,922

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
   Series 99-PH1 A2
   6.85%, 5/15/31.........................   $       475,000   $       538,044
Impac CMB Trust,
   Series 03-8 2A1
   1.59%, 10/25/33+(l)....................           673,689           673,170
J.P. Morgan Chase Commercial Mortgage
   Securities Corp.,
   Series 01-CIB2 A3
   6.43%, 4/15/35.........................         1,295,000         1,443,936
LB Commercial Conduit Mortgage Trust,
   Series 98-C4 A1B
   6.21%, 10/15/35........................         1,425,000         1,570,531
LB-UBS Commercial Mortgage Trust,
   Series 03-C5 A3
   4.25%, 7/15/27.........................         1,755,000         1,737,317
MASTR Asset Securitization Trust,
   Series 02-6 2A1
   5.75%, 10/25/17........................           422,447           433,593
Merrill Lynch Mortgage Investors, Inc.,
   Series 03-A1 3A
   4.91%, 12/25/32+(l)....................         1,574,125         1,582,082
Paine Webber Mortgage Acceptance Corp.,
   Series 99-C1 A2
   6.82%, 4/15/09.........................           283,500           312,360
Sequoia Mortgage Trust,
   Series 03-4 2A1
   1.52%, 7/20/33 (l).....................           858,007           859,476
   Series 10-2A1
   1.53%, 10/20/27 (l)....................           878,901           880,723
Structured Asset Mortgage
   Investments, Inc.,
   Series 02-AR3 A1
   1.48%, 9/19/32 (l).....................           519,179           514,144
Structured Asset Securities Corp.,
   Series 01-3A 1A1
   1.62%, 3/25/31 (l).....................            27,897            27,953
   Series 02-6 3A1
   6.25%, 4/25/32.........................           359,236           364,025
   Series 02-9 A2
   1.44%, 10/25/27 (l)....................           349,621           349,319
   Series 02-HF1 A
   1.43%, 1/25/33 (l).....................           945,840           943,605
   Series 02-HF2 A1
   1.64%, 7/25/32 (l).....................           582,369           584,078
   Series 02-HF2 A3
   1.64%, 7/25/32 (l).....................           600,000           601,820
Wachovia Bank Commercial Mortgage
   Trust,
   Series 03-C4 A2
   4.57%, 4/15/35.........................         1,930,000         1,932,201
   Series 03-WHL2 A1
   1.35%, 6/15/13Section(l)...............           730,000           729,839
Washington Mutual,
   Series 00-3A
   2.80%, 12/25/40 (l)....................           529,420           533,267
   Series 02-AR6 A
   2.70%, 6/25/42 (l).....................         1,435,903         1,446,924
Washington Mutual Mortgage Securities
   Corp.,
   Series 01-2 A3
   6.01%, 1/25/31 (l).....................            60,829            60,769
   Series 02-MS12 A
   6.50%, 5/25/32.........................           165,656           170,747
Wells Fargo Mortgage Backed Securities
   Trust,
   Series 02-E 2A1
   5.02%, 9/25/32 (l).....................           140,418           142,777
                                                               ---------------
                                                                    49,123,504
                                                               ---------------
Diversified Financials (3.6%)
Bear Stearns Cos., Inc.
   7.00%, 3/1/07..........................         1,150,000         1,289,225
CIT Group, Inc
   5.50%, 11/30/07/\......................         1,142,000         1,222,713
Citicorp
   7.75%, 6/15/06.........................            25,000            28,096
Citigroup, Inc
   5.75%, 5/10/06/\.......................           370,000           398,204
   3.50%, 2/1/08/\........................         1,950,000         1,957,307
   6.20%, 3/15/09.........................           300,000           333,978
   7.25%, 10/1/10.........................         2,530,000         2,948,862
   5.88%, 2/22/33.........................           230,000           226,046
   6.00%, 10/31/33........................            70,000            69,993
Credit Suisse First Boston USA, Inc.
   3.88%, 1/15/09.........................           625,000           624,254
   6.13%, 11/15/11........................           370,000           402,831
Ford Motor Credit Co
   5.75%, 2/23/04/\.......................         1,850,000         1,860,942
General Electric Capital Corp.
   5.35%, 3/30/06.........................           310,000           330,722
   6.13%, 2/22/11/\.......................         1,245,000         1,369,644
   5.88%, 2/15/12/\.......................         2,555,000         2,745,948
   6.75%, 3/15/32.........................           200,000           221,424
General Motors Acceptance Corp.
   2.41%, 10/20/05/\(l)...................         3,930,000         3,959,510
   6.75%, 1/15/06.........................           900,000           966,194
   7.75%, 1/19/10.........................           590,000           668,799
   6.88%, 9/15/11.........................           980,000         1,055,584
   8.00%, 11/1/31.........................           411,000           461,539
Goldman Sachs Group, Inc.
   7.35%, 10/1/09.........................            50,000            58,314
   6.88%, 1/15/11.........................           685,000           777,892
   6.60%, 1/15/12.........................           505,000           564,353
   5.25%, 10/15/13/\......................         1,800,000         1,817,287
   6.13%, 2/15/33.........................           342,000           344,409
Household Finance Corp.
   4.13%, 12/15/08........................           600,000           605,247
   5.88%, 2/1/09..........................           130,000           141,175
   6.45%, 2/1/09..........................            65,000            72,225
   6.75%, 5/15/11.........................           125,000           140,718
   6.38%, 10/15/11/\......................         2,230,000         2,455,640
   7.00%, 5/15/12.........................           515,000           587,290
   6.38%, 11/27/12........................           225,000           246,837
   4.75%, 7/15/13.........................           685,000           666,227
J.P. Morgan Chase & Co
   5.25%, 5/30/07/\.......................           435,000           464,329
   3.63%, 5/1/08/\........................         1,100,000         1,102,213
   4.50%, 11/15/10/\......................           445,000           448,536
   6.75%, 2/1/11..........................           195,000           219,880
Lehman Brothers Holdings, Inc.
   6.25%, 5/15/06.........................           300,000           325,920
   4.00%, 1/22/08.........................            70,000            71,396
   7.00%, 2/1/08..........................           340,000           384,009
MBNA America Bank NA
   6.50%, 6/20/06.........................           185,000           201,426
Morgan Stanley
   6.10%, 4/15/06.........................           275,000           297,583
   5.80%, 4/1/07..........................         1,310,000         1,423,946
   6.75%, 4/15/11/\.......................           640,000           724,109
   5.30%, 3/1/13..........................           300,000           306,452
Pemex Finance Ltd.
   9.03%, 2/15/11#........................           100,000           119,739

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
Racers,
   Series 97-R-8-3
   1.48%, 8/15/07Section+(l)..............   $       800,000   $       791,148
Redwood Capital II, Ltd.
   4.16%, 1/1/04Section(b)(l).............           200,000           199,999
UFJ Finance Aruba AEC
   6.75%, 7/15/13.........................           330,000           351,945
                                                               ---------------
                                                                    39,052,059
                                                               ---------------
Foreign Government (2.7%)
Federative Republic of Brazil
   2.00%, 4/15/06 (l).....................         1,376,000         1,359,488
   11.50%, 3/12/08........................           730,000           846,800
   2.06%, 4/15/09 (l).....................           582,356           551,054
   11.00%, 1/11/12........................         2,100,000         2,436,000
   8.00%, 4/15/14.........................         3,521,833         3,451,396
   8.88%, 4/15/24.........................           150,000           141,000
   11.00%, 8/17/40........................         1,390,000         1,504,675
Government of Chile
   5.50%, 1/15/13.........................         1,000,000         1,028,500
Government of Croatia
   2.00%, 7/31/06 (l).....................            61,958            61,958
   2.00%, 7/31/10 (l).....................         1,441,364         1,437,040
Province of Quebec
   7.50%, 7/15/23/\.......................           625,000           766,439
   7.13%, 2/9/24..........................            50,000            59,178
   7.37%, 3/6/26 (e)......................           100,000           119,911
   7.38%, 4/9/26 (e)......................           175,000           209,000
Republic of Bulgaria
   1.94%, 7/28/11 (l).....................           190,000           186,438
   1.94%, 7/28/12 (l).....................           814,286           804,107
Republic of Panama
   8.25%, 4/22/08.........................           100,000           110,000
   9.63%, 2/8/11..........................           350,000           388,500
   1.94%, 7/17/16 (l).....................         2,863,575         2,476,992
Republic of Peru
   9.13%, 1/15/08.........................           500,000           587,500
   9.13%, 2/21/12.........................         1,493,000         1,664,695
   4.50%, 3/7/17 (e)(l)...................           100,000            89,000
   5.00%, 3/7/17 (l)......................         1,833,000         1,694,975
Republic of South Africa
   7.38%, 4/25/12.........................            60,000            67,503
Russian Federation
   5.00%, 3/31/30 (e).....................         2,430,000         2,329,762
Swedish Export Credit AB
   2.88%, 1/26/07.........................           850,000           856,511
United Mexican States
   4.63%, 10/8/08/\.......................           200,000           202,500
   8.38%, 1/14/11.........................           565,000           670,938
   5.88%, 1/15/14.........................           915,000           903,563
   8.13%, 12/30/19........................           850,000           949,875
   8.00%, 9/24/22.........................         1,130,000         1,236,220
                                                               ---------------
                                                                    29,191,518
                                                               ---------------
Insurance (0.5%)
American General Capital II
   8.50%, 7/1/30..........................            90,000           117,017
ASIF Global Financing
   3.90%, 10/22/08Section.................         3,315,000         3,345,766
Fund American Cos., Inc.
   5.88%, 5/15/13.........................           615,000           622,455
Met Life Global Funding I
   4.75%, 6/20/07Section..................           200,000           214,043
Pacific Life Corp.
   6.60%, 9/15/33Section..................           255,000           269,302
Principal Life Global Funding I
   5.25%, 1/15/13Section..................           325,000           329,190
Protective Life Secured Trust
   3.70%, 11/24/08........................           730,000           727,681
Prudential Financial, Inc.
   5.75%, 7/15/33.........................           415,000           391,974
                                                               ---------------
                                                                     6,017,428
                                                               ---------------
Municipal Securities (1.9%)
California State
   2.00%, 6/16/04.........................         1,400,000         1,402,842
California State Department
   Water Reserves Power Supply,
   Series E
   3.98%, 5/1/05..........................           250,000           254,032
Clark County, Nevada School District,
   Series C
   5.38%, 6/15/13.........................         1,010,000         1,156,682
Cook County, Illinois,
   Series B
   5.00%, 11/15/12........................         1,245,000         1,398,708
Energy NorthWest Washington Electric
   5.50%, 7/1/14..........................         1,000,000         1,138,150
Florida State Board of Education
   5.00%, 6/1/33..........................           320,000           328,474
Florida State Turnpike Authority
   5.00%, 7/1/33..........................            80,000            82,002
Golden State Tobacco
   Securitization Corp./CA
   6.75%, 6/1/39..........................           640,000           630,662
   7.90%, 6/1/42..........................           230,000           247,883
Illinois State
   5.10%, 6/1/33..........................         4,865,000         4,473,222
Los Gatos, California Union
   School District
   5.00%, 8/1/30..........................           160,000           164,280
Michigan State Building Authority
   5.25%, 10/15/12........................         1,550,000         1,769,015
Missouri Higher Education
   Loan Authority
   1.19%, 9/1/43 (l)......................         1,500,000         1,500,000
New Jersey Economic
   Development Authority,
   State Pension Funding,
   Series B
  (Zero Coupon), 2/15/24..................         2,250,000           652,725
New Jersey State Transportation
   Trust Fund Authority
   5.00%, 6/15/11.........................         1,550,000         1,726,049
New York City Municipal Water
   Finance Authority
   5.00%, 6/15/29.........................           300,000           306,039
   5.00%, 6/15/34.........................           520,000           530,322
   5.13%, 6/15/34.........................           200,000           205,892
New York State Environmental
   Facilities Corp.
   5.00%, 6/15/32.........................           210,000           215,620
Salt River Project Agricultural
   Improvement & Power
   District/Arizona
   5.00%, 1/1/31..........................           350,000           359,509
San Francisco, California City &
   County Public Utilities
   Commission, Water Revenue
   5.00%, 11/1/32.........................           300,000           307,131
South Carolina Transportation
   Infrastructure Bank
   5.00%, 10/1/33.........................           190,000           195,360

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
State of Wisconsin
   5.70%, 5/1/26..........................   $       415,000   $       421,868
Tobacco Settlement Financing Corp./NJ
   6.25%, 6/1/43..........................         1,930,000         1,770,273
                                                               ---------------
                                                                    21,236,740
                                                               ---------------
Real Estate (0.1%)
Avalonbay Communities, Inc.
   6.63%, 9/15/11#........................           270,000           298,983
EOP Operating LP
   7.50%, 4/19/29.........................            20,000            22,383
Equity Residential Properties
   Trust (REIT)
   6.63%, 3/15/12.........................           445,000           494,331
ERP Operating LP
   5.20%, 4/1/13..........................           500,000           503,141
                                                               ---------------
                                                                     1,318,838
                                                               ---------------
U.S. Government (28.8%)
U.S. Treasury Bonds
   5.63%, 5/15/08/\.......................        18,300,000        20,271,532
   10.38%, 11/15/12/\.....................         2,420,000         3,087,484
   12.00%, 8/15/13........................         4,330,000         5,982,505
   9.25%, 2/15/16.........................         1,650,000         2,368,331
   8.13%, 8/15/19/\.......................         7,245,000         9,786,408
   8.50%, 2/15/20/\.......................         5,255,000         7,339,553
   8.00%, 11/15/21/\......................         4,605,000         6,219,269
   6.25%, 8/15/23/\.......................         5,230,000         5,961,180
   6.00%, 2/15/26/\.......................         2,055,000         2,278,882
   5.38%, 2/15/31/\.......................         1,450,000         1,512,135
U.S. Treasury Notes
   2.25%, 7/31/04/\.......................        43,105,000        43,403,029
   2.00%, 8/31/05/\.......................        13,195,000        13,280,042
   1.63%, 9/30/05/\.......................        80,700,000        80,668,446
   1.63%, 10/31/05/\......................        34,030,000        33,976,846
   1.88%, 11/30/05/\......................         1,960,000         1,963,675
   2.38%, 8/15/06.........................         4,255,000         4,277,939
   2.63%, 11/15/06/\......................           890,000           897,857
   3.25%, 8/15/07/\.......................         1,400,000         1,428,055
   3.25%, 8/15/08/\.......................        22,900,000        23,039,553
   3.38%, 12/15/08........................        11,800,000        11,880,205
   4.25%, 11/15/13/\......................        20,005,000        19,983,114
   Inflation Indexed
   3.50%, 1/15/11.........................         6,377,880         7,167,143
   3.75%, 1/15/12.........................         6,282,717         7,030,260
U.S. Treasury Strips
   PO, 8/15/22............................         1,310,000           476,940
   PO, 11/15/22/\.........................         3,910,000         1,401,782
   PO, 2/15/23/\..........................         1,150,000           405,213
                                                               ---------------
                                                                   316,087,378
                                                               ---------------
U.S. Government Agencies (27.2%)
Federal Home Loan Bank
   3.79%, 11/21/08........................         2,275,000         2,278,221
   3.83%, 11/28/08........................         1,425,000         1,427,481
   3.90%, 11/28/08........................         1,350,000         1,353,082
Federal Home Loan Mortgage Corp.
   3.50%, 4/1/08..........................         1,125,000         1,121,262
   3.63%, 9/15/08/\.......................           370,000           372,448
   3.88%, 11/10/08........................         9,625,000         9,752,483
   4.38%, 2/4/10..........................         2,550,000         2,548,424
   7.00%, 3/15/10.........................           475,000           554,284
   6.88%, 9/15/10.........................         3,505,000         4,070,777
   4.75%, 12/8/10.........................         7,125,000         7,200,803
   4.50%, 12/16/10........................         9,550,000         9,530,232
   6.00%, 6/15/11.........................         3,170,000         3,518,364
   4.63%, 5/28/13.........................           850,000           833,478
   6.00%, 1/1/14..........................            97,701           102,616
   5.50%, 2/1/14..........................           962,969         1,002,293
   6.00%, 7/1/14..........................            61,273            64,329
   5.00%, 9/15/16.........................         1,201,875         1,237,497
   6.00%, 2/1/17..........................         2,358,546         2,474,165
   6.00%, 3/1/17..........................            41,144            43,155
   6.50%, 3/1/17..........................           157,811           167,091
   6.00%, 4/1/17..........................         1,625,179         1,704,614
   6.00%, 5/1/17..........................           230,240           241,488
   6.00%, 7/1/17..........................           213,428           223,963
   6.00%, 8/1/17..........................           320,418           336,097
   5.50%, 11/1/17.........................           364,935           378,519
   4.00%, 7/1/18..........................           815,390           797,524
   4.00%, 8/1/18..........................           752,945           736,447
   6.00%, 11/15/27........................            66,382            66,334
   6.00%, 4/15/28.........................           330,711           331,682
   5.63%, 7/15/28.........................           173,201           174,035
   1.52%, 12/15/29 (l)....................           107,455           107,201
   6.00%, 12/15/29........................           487,824           498,197
   6.50%, 4/1/31..........................             7,384             7,735
   4.50%, 8/15/31.........................           175,734           174,524
   5.66%, 11/1/31 (l).....................           444,971           456,976
   6.00%, 11/1/31.........................           576,031           595,527
   6.50%, 8/1/32..........................           317,821           332,940
   6.00%, 3/1/33..........................         5,367,142         5,548,798
   5.00%, 8/1/33..........................         3,228,015         3,187,962
   5.00%, 9/1/33..........................           894,463           883,364
   5.50%, 9/1/33..........................           411,861           417,047
   6.50%, 7/25/43+........................         2,374,237         2,514,651
   5.50%, 1/15/19 TBA.....................           300,000           310,781
   5.00%, 1/15/34 TBA.....................         4,500,000         4,440,938
   5.50%, 1/15/34 TBA.....................         5,400,000         5,464,125
   6.50%, 1/15/34 TBA.....................         1,000,000         1,047,188
Federal National Mortgage Association
   2.75%, 8/11/06.........................         3,710,000         3,711,922
   5.25%, 4/15/07/\.......................           590,000           635,057
   5.75%, 2/15/08.........................           595,000           653,631
   3.75%, 9/15/08.........................         3,810,000         3,807,527
   6.00%, 12/25/08........................           182,671           188,264
   3.00%, 8/25/09.........................           500,000           501,892
   6.63%, 9/15/09/\.......................         1,300,000         1,486,523
   7.25%, 1/15/10.........................         4,725,000         5,570,945
   7.13%, 6/15/10.........................        10,035,000        11,798,531
   6.63%, 11/15/10........................         4,810,000         5,526,575
   6.00%, 5/15/11.........................         4,680,000         5,187,031
   5.50%, 7/18/12.........................           625,000           640,141
   4.75%, 2/21/13.........................           775,000           763,003
   4.38%, 7/17/13/\.......................           880,000           842,421
   4.63%, 10/15/13/\......................           965,000           958,204
   6.00%, 4/1/14..........................         1,648,191         1,729,982
   7.00%, 4/1/15..........................           273,140           292,057
   7.00%, 4/1/16..........................           325,477           348,019
   5.00%, 1/1/17..........................           411,132           419,816
   5.50%, 6/1/17..........................           330,723           343,103
   5.50%, 8/1/17..........................           262,044           271,853
   5.00%, 10/1/17.........................           498,761           509,296
   5.00%, 12/1/17.........................            75,514            77,109
   5.00%, 1/1/18..........................         8,701,429         8,880,878
   5.00%, 2/1/18..........................         1,560,081         1,593,017
   5.00%, 3/1/18..........................         9,775,906         9,983,290
   5.00%, 4/1/18..........................         4,230,930         4,318,217
   5.00%, 5/1/18..........................         2,967,916         3,030,847
   5.00%, 6/1/18..........................        12,208,370        12,463,993
   5.00%, 7/1/18..........................         3,886,245         3,968,662
   5.00%, 8/1/18..........................         2,853,876         2,913,891
   5.00%, 9/1/18..........................         1,869,352         1,909,009
   4.50%, 9/25/18.........................         1,500,000         1,411,948
   4.00%, 10/1/18.........................            99,563            97,147
   5.00%, 10/1/18.........................         5,772,587         5,895,048
   5.00%, 11/1/18.........................         5,055,454         5,162,702
   5.00%, 12/1/18.........................           635,338           648,412

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
   3.70%, 1/1/28 (l)......................   $       491,650   $       509,519
   6.50%, 3/1/31..........................            33,278            34,808
   7.00%, 8/1/31..........................           207,093           219,275
   6.50%, 9/1/31..........................            14,642            15,315
   7.00%, 3/1/32..........................           317,564           336,270
   7.00%, 4/1/32..........................           763,916           810,521
   7.00%, 7/1/32..........................           571,160           604,780
   6.50%, 8/1/32..........................           277,490           290,250
   5.23%, 9/1/32 (l)......................         1,649,830         1,689,477
   7.00%, 10/1/32.........................           238,029           252,031
   3.27%, 3/1/33 (l)......................           528,103           531,861
   5.26%, 4/1/33 (l)......................           780,991           798,657
   5.50%, 6/1/33..........................           536,093           543,346
   5.50%, 8/1/33..........................         2,800,000         2,834,562
   5.31%, 8/25/33+........................         2,900,000         2,910,985
   5.34%, 12/1/40 (l).....................           987,149         1,020,609
   5.00%, 1/25/19 TBA.....................        11,300,000        11,522,474
   5.50%, 1/25/19 TBA.....................         7,600,000         7,873,129
   6.00%, 1/25/19 TBA.....................         4,400,000         4,613,127
   6.50%, 1/25/19 TBA.....................         1,300,000         1,377,594
   7.00%, 1/25/19 TBA.....................           400,000           427,500
   5.00%, 1/25/34 TBA.....................         2,300,000         2,275,563
   5.50%, 1/25/34 TBA.....................           600,000           607,687
   6.00%, 1/25/34 TBA.....................         4,000,000         4,133,752
   6.50%, 1/25/34 TBA.....................         9,600,000        10,038,000
Government National Mortgage Association
   4.75%, 7/20/27 (l).....................            38,320            39,130
   6.50%, 9/15/28.........................            62,806            66,217
   6.00%, 11/15/28........................            68,277            71,021
   6.00%, 2/15/29.........................            52,699            54,817
   6.50%, 3/15/29.........................           673,742           710,335
   6.50%, 5/15/29.........................           248,339           261,827
   6.00%, 6/15/29.........................            57,359            59,664
   6.50%, 2/15/31.........................             4,941             5,209
   6.50%, 4/15/31.........................            31,161            32,853
   7.00%, 4/15/31.........................            88,746            94,611
   6.50%, 5/15/31.........................            90,419            95,330
   6.50%, 7/15/31.........................         1,199,377         1,264,519
   7.00%, 9/15/31.........................           240,637           256,604
   6.50%, 10/15/31........................           215,026           226,705
   7.00%, 10/15/31........................            44,017            46,926
   6.00%, 11/15/31........................            39,021            40,582
   6.50%, 12/15/31........................            88,379            93,179
   6.50%, 2/15/32.........................           928,592           979,027
   7.00%, 2/15/32.........................           283,570           302,199
   7.00%, 4/15/32.........................           238,242           253,893
   6.00%, 5/15/32.........................            40,210            41,833
   6.50%, 5/15/32.........................           209,507           220,886
   7.00%, 5/15/32.........................           161,705           172,412
   6.50%, 6/20/32.........................           165,313           174,421
   6.50%, 7/15/32.........................           216,376           228,128
   6.50%, 8/15/32.........................           389,008           410,136
   6.00%, 10/15/32........................           754,908           785,246
   6.50%, 10/15/32........................            74,557            78,606
   6.50%, 11/15/32........................           334,587           352,759
   5.00%, 12/15/32........................           239,370           237,468
   5.50%, 1/15/33.........................           472,431           480,787
   6.00%, 1/15/33.........................            38,531            40,079
   5.00%, 2/15/33.........................           349,781           346,961
   6.00%, 2/15/33.........................           410,536           427,035
   7.00%, 2/15/33.........................           307,318           327,505
   6.00%, 3/15/33.........................         1,689,943         1,757,858
   5.00%, 4/15/33.........................           209,812           208,120
   5.50%, 4/15/33.........................           391,660           398,588
   5.00%, 6/15/33.........................           256,218           254,152
   5.00%, 7/15/33.........................         1,252,300         1,242,203
   5.50%, 7/15/33.........................           381,142           387,883
   5.00%, 8/15/33.........................         7,421,117         7,361,281
   5.00%, 9/15/33.........................   $     7,147,781   $     7,090,153
   5.50%, 9/15/33.........................           205,824           209,465
   6.00%, 1/15/34 TBA.....................        17,100,000        17,767,960
Housing Urban Development
   5.38%, 8/1/18..........................         1,660,000         1,694,661
Resolution Funding Corp.
   (Zero Coupon), 7/15/18.................            75,000            34,054
   (Zero Coupon), 10/15/18................            75,000            33,448
Small Business Administration
   4.52%, 2/10/13.........................         1,472,560         1,418,092
   Series 03-10A 1
   4.63%, 3/10/13.........................         1,100,000         1,064,379
Student Loan Marketing Association
   5.63%, 8/1/33/\........................           930,000           882,244
   Series 00-1 A1L
   1.25%, 10/27/08 (l)....................            10,332            10,334
   Series 00-2 A1L
   1.24%, 7/25/08 (l).....................            24,495            24,501
   Series 01-3 A1L
   1.20%, 4/25/10 (l).....................            33,365            33,382
   Series 02-1 A1
   1.19%, 10/25/10 (l)....................           149,131           149,134
   Series 03-3 A2 (l)
   1.19%, 6/15/10 (l).....................         1,633,669         1,633,669
                                                               ---------------
                                                                   298,376,668
                                                               ---------------
   Total Financials.......................                         820,506,543
                                                               ---------------
Health Care (0.2%)
Health Care Equipment & Services (0.0%)
HEALTHSOUTH Corp.
   7.63%, 6/1/12..........................           600,000           561,000
                                                               ---------------
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
   5.75%, 10/1/11.........................           600,000           648,373
   6.88%, 8/1/97..........................           150,000           164,159
Wyeth
   5.50%, 2/1/14..........................         1,230,000         1,244,040
                                                               ---------------
                                                                     2,056,572
                                                               ---------------
   Total Health Care......................                           2,617,572
                                                               ---------------
Industrials (1.3%)
Aerospace & Defense (0.3%)
Lockheed Martin Corp.
   8.50%, 12/1/29/\.......................           545,000           714,153
   7.20%, 5/1/36..........................           170,000           201,578
Northrop Grumman Corp.
   7.13%, 2/15/11.........................           255,000           294,930
   7.75%, 2/15/31.........................           275,000           334,399
Raytheon Co.
   4.85%, 1/15/11.........................         1,180,000         1,181,559
                                                               ---------------
                                                                     2,726,619
                                                               ---------------
Airlines (0.3%)
Continental Airlines, Inc.
   7.06%, 3/15/11.........................           850,000           866,074
   6.55%, 2/2/19/\........................           216,990           214,458
Delta Air Lines, Inc.,
   Series 00-1
   7.57%, 11/18/10........................           500,000           517,972
   Series 01-1
   7.11%, 9/18/11.........................           450,000           453,768
United Air Lines, Inc.,
   Series 00-2
   7.19%, 4/1/11 (h)......................           515,328           442,316
   Series 01-1
   6.60%, 9/1/13..........................           475,000           406,591
                                                               ---------------
                                                                     2,901,179
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
Commercial Services & Supplies (0.2%)
Allied Waste North America
   7.88%, 4/15/13/\.......................   $       463,000   $       501,197
Waste Management, Inc.
   6.88%, 5/15/09.........................         1,000,000         1,117,782
   7.10%, 8/1/26..........................           601,000           649,928
                                                               ---------------
                                                                     2,268,907
                                                               ---------------
Construction & Engineering (0.0%)
Texas Eastern Transmission LP
   5.25%, 7/15/07.........................           120,000           127,558
                                                               ---------------
Industrial Conglomerates (0.4%)
General Electric Co.
   5.00%, 2/1/13/\........................         1,476,000         1,492,730
Hutchison Whampoa
   International Ltd.
   6.50%, 2/13/13Section..................           860,000           895,693
Tyco International Group S.A
   6.38%, 6/15/05.........................           105,000           110,513
   6.38%, 2/15/06.........................           812,000           864,780
   6.38%, 10/15/11........................           727,000           776,981
   6.00%, 11/15/13Section.................           655,000           674,650
                                                               ---------------
                                                                     4,815,347
                                                               ---------------
Railroads (0.1%)
Burlington Northern Santa Fe Corp.
   6.38%, 12/15/05........................            75,000            80,958
   5.94%, 1/15/22.........................           160,000           172,304
Canadian National Railway Co.
   4.40%, 3/15/13.........................           100,000            96,164
   6.90%, 7/15/28.........................           435,000           486,016
   7.38%, 10/15/31........................           250,000           294,945
                                                               ---------------
                                                                     1,130,387
                                                               ---------------
   Total Industrials......................                          13,969,997
                                                               ---------------
Materials (0.3%)
Chemicals (0.1%)
Dow Chemical Co.
   5.75%, 12/15/08........................            35,000            37,526
   5.97%, 1/15/09.........................            75,000            80,685
   6.00%, 10/1/12/\.......................           100,000           105,263
   7.38%, 11/1/29.........................         1,030,000         1,151,699
                                                               ---------------
                                                                     1,375,173
                                                               ---------------
Metals & Mining (0.1%)
Alcan, Inc.
   6.13%, 12/15/33........................           475,000           477,894
                                                               ---------------
Paper & Forest Products (0.1%)
Fort James Corp.
   6.63%, 9/15/04.........................           240,000           244,800
Weyerhaeuser Co.
   7.13%, 7/15/23.........................            20,000            21,052
   7.38%, 3/15/32.........................            90,000            97,857
   6.88%, 12/15/33........................           745,000           765,626
                                                               ---------------
                                                                     1,129,335
                                                               ---------------
   Total Materials........................                           2,982,402
                                                               ---------------
Telecommunication Services (1.2%)
Diversified Telecommunication Services
   (0.8%)
AT&T Corp.
   8.05%, 11/15/11........................           808,000            92,078
   8.75%, 11/15/31/\......................           698,000           815,657
British Telecommunications plc
   2.44%, 12/15/30 (l)....................           255,000           333,439
Citizens Communications Co.
   9.00%, 8/15/31.........................            65,000            75,844
Deutsche Telekom
   International Finance BV
   8.25%, 6/15/05.........................           575,000           623,734
   8.50%, 6/15/10.........................           100,000           120,912
   8.25%, 6/15/30.........................         1,610,000         2,056,659
New England Telephone & Telegraph
   7.88%, 11/15/29........................            25,000            29,885
Sprint Capital Corp.
   6.00%, 1/15/07.........................         1,000,000         1,068,047
Verizon Global Funding Corp.
   7.75%, 12/1/30/\.......................           405,000           475,757
Verizon New Jersey, Inc.
   5.88%, 1/17/12/\.......................         2,465,000         2,617,389
WorldCom, Inc.
   6.40%, 8/15/05 (h).....................            20,000             6,700
   7.38%, 1/15/06Section(h)...............             1,000               335
   8.00%, 5/15/06 (h).....................            20,000             6,700
   8.25%, 5/15/10/\(h)....................            60,000            20,100
   7.50%, 5/15/11/\(h)....................            60,000            20,100
   8.25%, 5/15/31 (h).....................            50,000            16,750
                                                               ---------------
                                                                     8,380,086
                                                               ---------------
Wireless Telecommunication Services
   (0.4%)
AT&T Wireless Services, Inc.
   8.75%, 3/1/31..........................           195,000           240,597
Verizon Wireless Capital LLC
   1.24%, 5/23/05Section(l)...............         2,350,000         2,347,180
Vodafone Group plc
   5.00%, 12/16/13/\......................         1,910,000         1,902,104
                                                               ---------------
                                                                     4,489,881
                                                               ---------------
   Total Telecommunication Services.......                          12,869,967
                                                               ---------------
Utilities (1.7%)
Electric Utilities (1.6%)
AEP Texas Central Co.
   5.50%, 2/15/13/\.......................           300,000           307,321
Appalachian Power Co.
   3.60%, 5/15/08.........................           650,000           642,935
Dominion Resources, Inc.
   5.13%, 12/15/09........................           150,000           156,568
   7.82%, 9/15/14.........................         1,300,000         1,356,677
   6.75%, 12/15/32........................           455,000           486,393
DTE Energy Co.
   6.00%, 6/1/04..........................            40,000            40,703
   6.45%, 6/1/06..........................            70,000            75,666
Duke Energy Corp.
   4.50%, 4/1/10..........................           550,000           561,052
Edison International
   6.88%, 9/15/04.........................         1,220,000         1,253,550
Energy Gulf States, Inc.
   8.25%, 4/1/04..........................         1,120,000         1,137,588
   2.07%, 6/18/07Section(l)...............           500,000           501,127
   3.60%, 6/1/08Section...................           900,000           867,526
Exelon Corp.
   6.75%, 5/1/11..........................           225,000           251,306
FirstEnergy Corp.
   7.38%, 11/15/31........................           360,000           368,272
Indianapolis Power & Light Co.
   6.30%, 7/1/13Section...................           140,000           144,433
Ipalco Enterprises, Inc.
   7.38%, 11/14/08........................           190,000           212,325
Jersey Central Power & Light Co.
   7.50%, 5/1/23..........................         1,620,000         1,674,563
Ohio Edison Co.
   5.45%, 5/1/15Section...................           150,000           144,993
Oncor Electric Delivery Co.
   7.00%, 9/1/22..........................           375,000           413,135
   7.00%, 5/1/32..........................           100,000           110,315
   7.25%, 1/15/33/\.......................           150,000           170,637
Pepco Holdings, Inc.
   6.45%, 8/15/12/\.......................         2,130,000         2,323,159

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
Progress Energy, Inc.
   6.55%, 3/1/04..........................   $     1,000,000   $     1,007,460
   7.75%, 3/1/31..........................             6,000             6,991
   7.00%, 10/30/31........................           250,000           267,572
PSEG Energy Holdings, Inc.
   8.50%, 6/15/11.........................           100,000           110,875
PSEG Power LLC
   6.95%, 6/1/12..........................           400,000           451,114
SP PowerAssets Ltd.
   5.00%, 10/22/13Section.................           600,000           603,188
TXU Energy Co.
   6.13%, 3/15/08.........................           510,000           545,820
   7.00%, 3/15/13.........................           335,000           370,509
Virginia Electric & Power Co.
   5.75%, 3/31/06.........................           345,000           369,390
   5.25%, 12/15/15........................           175,000           175,600
                                                               ---------------
                                                                    17,108,763
                                                               ---------------
Gas Utilities (0.1%)
Kinder Morgan Energy Partners LP
   5.00%, 12/15/13/\......................           275,000           271,183
   7.30%, 8/15/33/\.......................           610,000           693,137
Kinder Morgan, Inc.
   6.65%, 3/1/05..........................            40,000            42,245
                                                               ---------------
                                                                     1,006,565
                                                               ---------------
   Total Utilities........................                          18,115,328
                                                               ---------------
Total Long-Term Debt Securities (82.7%)
   (Cost $899,681,246)....................                         907,346,999
                                                               ---------------
CONVERTIBLE BONDS:
Consumer Discretionary (0.1%)
Media (0.1%)
America Online, Inc.
   (Zero Coupon), 12/6/19
   (Cost $1,286,875)......................         2,070,000         1,296,338
                                                               ---------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (3.6%)
ANZ Delaware
   1.05%, 1/12/04.........................           700,000           699,756
Barclays U.S. Funding Corp.
   1.39%, 3/5/04..........................         3,900,000         3,890,211
Danske Corp.
   1.06%, 2/9/04..........................         3,400,000         3,395,987
   1.05%, 2/17/04.........................         2,600,000         2,596,379
   1.01%, 3/11/04.........................         7,000,000         6,986,140
General Electric Capital Corp.
   1.06%, 2/9/04..........................         1,200,000         1,198,584
   1.03%, 4/14/04.........................           500,000           498,505
Kraft Foods, Inc.
   1.47%, 2/27/04.........................         1,300,000         1,300,111
Lloyds TSB Bank plc
   1.00%, 3/9/04..........................         1,700,000         1,696,736
Rabobank USA Finance Corp.
   1.05%, 1/13/04.........................         1,200,000         1,199,545
Royal Bank of Scotland Group plc
   1.03%, 1/26/04.........................         1,000,000           999,254
   1.05%, 2/3/04..........................         1,100,000         1,098,909
Shell Finance (UK) plc
   1.01%, 3/17/04.........................           900,000           898,056
UBS Finance (Del) LLC
   1.01%, 2/25/04.........................        12,900,000        12,879,749
                                                               ---------------
                                                                    39,337,922
                                                               ---------------
Short-Term Investments of Cash
   Collateral for Securities
   Loaned (2.0%)
American Express Centurion GC,
   1.11%, 1/5/04..........................           714,239           714,239
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................           892,799           892,799
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................           357,176           357,176
CIC N.Y.,
   1.12%, 1/12/04.........................           892,799           892,799
Concord Minutemen C.C. LLC,
   Series A
   1.11%, 1/16/04.........................           712,191           712,191
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................           714,256           714,256
Fortis Bank, London,
   1.11%, 3/31/04.........................           892,799           892,799
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................           892,799           892,799
Greenwich Capital,
   1.07%, 1/2/04..........................        10,713,586        10,713,586
Hartford Life,
   1.20%, 12/31/04 (l)....................           285,696           285,696
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................           124,992           124,992
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................           587,052           587,052
New York Life Insurance,
   1.28%, 3/21/04 (l).....................           892,799           892,799
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................           892,799           892,799
SWIFT,
   Series 01-A7 A,
   1.16%, 3/15/04 (l).....................           501,867           501,867
Thames Asset Global Securities,
   1.11%, 1/20/04.........................           356,117           356,117
Tulip Funding,
   1.13%, 2/26/04.........................           783,623           783,623
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................           679,130           679,130
                                                               ---------------
                                                                    21,886,719
                                                               ---------------
Time Deposit (1.3%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        14,930,323        14,930,323
                                                               ---------------
U.S. Government (1.2%)
U.S. Treasury Bills
   3/18/04................................         2,605,000         2,600,254
   5/20/04/\..............................        10,400,000        10,362,976
                                                               ---------------
                                                                    12,963,230
                                                               ---------------
U.S. Government Agencies (17.2%)
Federal Home Loan Bank
   (Discount Note), 1/14/04...............       110,715,000       110,671,081
   (Discount Note), 1/30/04/\.............         5,700,000         5,695,422
   (Discount Note), 3/12/04...............         1,300,000         1,297,522
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/29/04...............         9,200,000         9,192,547
   (Discount Note), 2/5/04................         1,500,000         1,498,492
   (Discount Note), 2/26/04...............         1,300,000         1,297,949
   (Discount Note), 3/15/04...............         1,600,000         1,596,755
Federal National Mortgage Association
   (Discount Note), 1/2/04................        23,500,000        23,498,957
   (Discount Note), 1/20/04...............           700,000           699,602
   (Discount Note), 2/18/04...............         2,300,000         2,296,935
   (Discount Note), 2/23/04...............         1,900,000         1,897,161
   (Discount Note), 2/25/04...............         2,300,000         2,296,497
   (Discount Note), 3/3/04................        10,300,000        10,282,552
   (Discount Note), 3/17/04...............         2,500,000         2,494,793
   (Discount Note), 3/24/04...............           500,000           498,861
   (Discount Note), 3/31/04...............         1,600,000         1,595,932

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount          (Note 1)
------------------------------------------------------------------------------
   (Discount Note), 4/6/04................   $     11,60,000   $    11,569,086
                                                               ---------------
                                                                   188,380,144
                                                               ---------------
Total Short-Term Debt Securities (25.3%)
   (Amortized Cost $277,498,338)..........                         277,498,338
                                                               ---------------
Total Investments before Written
   Options and Securities Sold Short
   108.1%)
   (Cost/Amortized Cost $1,178,466,458)...                       1,186,141,675
                                                               ---------------
SECURITY SOLD SHORT:
Financials (-0.2%)
U.S. Government Agency (-0.2%)
Federal Home Loan Mortgage Corp.
   5.00%, 2/15/34 TBA
   (Proceeds $1,847,156)..................        (1,900,000)       (1,869,125)
                                                               ---------------
Total Investments before Written
   Options (107.9%)
   (Cost/Amortized Cost $1,176,619,302)...                       1,184,272,550
                                                               ---------------
                               Number of Contracts
                               -------------------
OPTIONS WRITTEN:
Call Options Written (-0.0%)*
America Online, Inc.
   December @ $63.........................        (2,070,000)          (18,961)
                                                               ---------------
Put Options Written (-0.0%)*
Federal Home Loan Mortgage Corp.
   February @ $96.........................        (3,550,000)          (14,981)
U.S. Treasury Notes
   February @ $110 (c)....................               (52)          (35,750)
                                                               ---------------
                                                                       (50,731)
                                                               ---------------
Total Options Written (-0.0%)
   (Premiums Received
   $109,703)..............................                             (69,692)
                                                               ---------------
Total Investments (107.9%)
   (Cost/Amortized Cost $1,176,509,599)                          1,184,202,858
Other Assets Less Liabilities (-7.9%).....                         (86,993,434)
                                                               ---------------
Net Assets (100%).........................                     $ 1,097,209,424
                                                               ===============

--------------------------------------------------------------------------------

*       Non-income producing.

/\      All, or a portion of security out on loan (See Note 1).

Section Securities exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $26,419,442 or 2.41% of net assets.

+ Securities (totaling $28,235,298 or 2.57% of net assets) valued at fair value.

# All, or a portion of security held by broker as collateral for financial futures contracts.

(b)     Illiquid security.

(c)     One contract relates to 100 shares.

(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2003. Maturity date disclosed is the ultimate maturity date.

(h)     Security in default, non-income producing.

(l)     Floating Rate Security. Rate disclosed is as of December 31, 2003.

        Glossary:
        PO -- Principal only
        REIT -- Real Estate Investment Trust
        TBA -- Security is subject to delayed delivery.

--------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had the following futures contracts open:
(Note 1)

                                                                                             Unrealized
                                 Number of    Expiration       Original        Value at      Appreciation/
Purchases                        Contracts       Date           Value          12/31/03     (Depreciation)
------------------------------   ---------   ------------   -------------   -------------   --------------
EURO-BOBL.....................         468       March-04   $  65,258,812   $  65,247,275   $      (11,537)
U.S. Treasury Bonds...........         165       March-04      17,857,879      18,036,562          178,683
U.S. 5 Year Treasury Notes....         137       March-04      15,078,562      15,292,625          214,063
U.S. 10 Year Treasury Notes...         354       March-04      39,338,468      39,742,031          403,563
EURODollar....................         220   September-04      53,799,375      54,034,750          235,375
EURODollar....................          98    December-04      23,941,400      23,970,800           29,400
EURODollar....................         511   September-05     122,940,611     123,463,987          523,376
                                                                                            --------------
                                                                                            $    1,572,923
                                                                                            ==============
Sales
------------------------------
U.S. 5 Year Treasury Notes....        (175)      March-04   $ (19,439,948)  $ (19,534,375)  $      (94,427)
U.S. 10 Year Treasury Notes...        (199)      March-04     (22,003,376)    (22,340,859)        (337,483)
                                                                                            --------------
                                                                                            $     (431,910)
                                                                                            ==============

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                               Local
                                              Contract     Cost on        U.S.$       Unrealized
                                               Amount    Origination     Current     Appreciation/
                                               (000's)      Date          Value      (Depreciation)
                                              --------   -----------   -----------   --------------
Foreign Currency Buy Contracts
European Union, expiring 01/07/04..........        338   $   467,568   $   489,377   $       21,809
                                                                                     ==============
Foreign Currency Sell Contracts
European Union, expiring 01/07/04..........      1,270   $ 1,574,133   $ 1,601,825   $      (27,692)
                                                                                     ==============

Options written for the year ended December 31, 2003, were as follows:

                                                         Total        Total
                                                       Number of     Premiums
                                                       Contracts     Received
                                                      ----------   -----------
Options Outstanding--January 1, 2003...............          334   $   191,760
Options Written....................................   11,122,025     1,511,308
Options Terminated in Closing
 Purchase Transactions.............................   (5,500,951)     (965,833)
Options Expired....................................       (1,290)     (563,889)
Options Exercised..................................          (66)      (63,643)
                                                      ----------   -----------
Options Outstanding--December 31, 2003.............    5,620,052   $   109,703
                                                      ==========   ===========

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $  2,757,927,239
U.S. Government securities..................................      1,206,827,277
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............      2,403,557,468
U.S. Government securities..................................        966,522,676

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $      9,417,157
Aggregate gross unrealized depreciation.....................         (2,253,995)
                                                               ----------------
Net unrealized appreciation.................................   $      7,163,162
                                                               ================
Federal income tax cost of investments......................   $  1,178,978,513
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $277,769,632. This was secured by collateral of $283,215,665 of which $21,886,719 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $261,328,946 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Health Care (88.6%)
Biotechnology (15.5%)
Abgenix, Inc.*............................            53,800   $       670,348
Amgen, Inc.*..............................            76,100         4,702,980
Amylin Pharmaceuticals, Inc.*/\...........            37,100           824,362
Applera Corp.-
   Celera Genomics Group*.................            83,600         1,162,876
Applied Molecular
   Evolution, Inc.*.......................             1,000            17,800
Biogen Idec, Inc.*/\......................            30,000         1,103,400
Cephalon, Inc.*/\.........................            19,000           919,790
Ciphergen Biosystems, Inc.*/\.............            36,400           409,136
CV Therapeutics, Inc.*/\..................            29,000           425,140
Exelixis, Inc.*...........................            73,300           518,964
Genentech, Inc.*..........................            19,000         1,777,830
Genzyme Corp. - General Division*/\.......            49,200         2,427,528
Gilead Sciences, Inc.*....................            37,000         2,151,180
Human Genome Sciences, Inc.*..............            19,300           255,725
ICOS Corp.*/\.............................            14,550           600,624
Ilex Oncology, Inc.*......................            15,600           331,500
InterMune, Inc.*..........................             3,600            83,376
Isis Pharmaceuticals, Inc.*/\.............           165,000         1,072,500
Kosan Biosciences, Inc.*..................             6,600            65,076
Medicines Co.*............................            14,400           424,224
MedImmune, Inc.*..........................            45,000         1,143,000
Millennium Pharmaceuticals, Inc.*.........           100,600         1,878,202
Nabi Biopharmaceuticals*..................            15,900           202,089
Neurocrine Biosciences, Inc.*.............             5,000           272,700
Protein Design Labs, Inc.*................            36,700           656,930
Regeneron
   Pharmaceuticals, Inc.*/\...............            45,000           661,950
Repligen Corp.*...........................             1,100             4,807
Serono S.A., Class B......................             1,718         1,225,208
Telik, Inc.*..............................            10,650           245,057
United Therapeutics Corp.*/\..............            25,000           573,750
Vertex Pharmaceuticals, Inc.*.............            13,700           140,151
                                                               ---------------
                                                                    26,948,203
                                                               ---------------
Health Care Distributors & Services (6.1%)
AdvancePCS*...............................            16,500           868,890
Cardinal Health, Inc......................            22,000         1,345,520
Covance, Inc.*/\..........................            30,000           804,000
Dendrite International, Inc.*.............             2,700            42,309
Gambro AB, Class A........................            79,740           659,393
Gambro AB, Class B........................            13,680           113,124
Laboratory Corp of
   America Holdings*......................             2,800           103,460
McKesson Corp.............................           124,079         3,990,380
Medco Health Solutions, Inc.*.............            60,300         2,049,597
MedSource Technologies, Inc.*.............             8,000            36,000
Nektar Therapeutics*/\....................            43,000           585,230
                                                               ---------------
                                                                    10,597,903
                                                               ---------------
Health Care Equipment (11.1%)
Apogent Technologies, Inc.*...............             2,500            57,600
ATS Medical, Inc.*........................            34,200           138,510
Baxter International, Inc.................            44,400         1,355,088
Beckman Coulter, Inc......................            20,100         1,021,683
Becton, Dickinson & Co....................            91,300         3,756,082
Boston Scientific Corp.*..................            37,800         1,389,528
Edwards Lifesciences Corp.*/\.............            25,500           767,040
Guidant Corp..............................            28,000         1,685,600
Kyphon, Inc.*/\...........................            22,500           558,675
Medtronic, Inc............................            43,600         2,119,396
Olympus Corp..............................            27,000           585,752
SonoSite, Inc.*...........................             8,000           171,520
St. Jude Medical, Inc.*...................            25,100         1,539,885
Stryker Corp..............................            20,000   $     1,700,200
Terumo Corp...............................             1,000            18,988
Therasense, Inc.*/\.......................            22,600           458,780
Varian Medical Systems, Inc.*.............             8,900           614,990
Wilson Greatbatch
   Technologies, Inc.*....................            13,500           570,645
Wright Medical Group, Inc.*...............            23,950           729,038
                                                               ---------------
                                                                    19,239,000
                                                               ---------------
Health Care Facilities (1.7%)
Community Health Systems, Inc.*/\.........            45,000         1,196,100
HCA, Inc./\...............................            25,000         1,074,000
VCA Antech, Inc.*.........................            20,000           619,600
                                                               ---------------
                                                                     2,889,700
                                                               ---------------
Health Care Supplies (1.1%)
CTI Molecular Imaging, Inc.*/\............            17,600           297,616
Inamed Corp.*.............................             9,450           454,167
Sola International, Inc.*.................            30,000           564,000
Viasys Healthcare, Inc.*..................            30,700           632,420
                                                               ---------------
                                                                     1,948,203
                                                               ---------------
Managed Health Care (7.7%)
Aetna, Inc................................             6,900           466,302
Anthem, Inc.*/\...........................            47,800         3,585,000
HMS Holdings Corp.*.......................           790,000         3,160,000
PacifiCare Health Systems, Inc.*/\........            31,800         2,149,680
UnitedHealth Group, Inc...................            51,500         2,996,270
WellPoint Health Networks, Inc.*..........            11,550         1,120,235
                                                               ---------------
                                                                    13,477,487
                                                               ---------------
Pharmaceuticals (45.4%)
Abbott Laboratories.......................           124,300         5,792,380
Adolor Corp.*.............................            20,000           400,400
Alexion Pharmaceuticals, Inc.*............             1,500            25,530
Allergan, Inc.............................             7,600           583,756
Altana AG.................................             1,400            84,551
Angiotech Pharmaceuticals, Inc.*..........             8,100           372,600
Ariad Pharmaceuticals, Inc.*..............             7,600            56,620
AstraZeneca plc (ADR)/\...................            62,400         3,018,912
AtheroGenics, Inc.*/\.....................            12,718           190,134
Aventis S.A./\............................            45,000         2,974,268
Aventis S.A. (ADR)........................            36,400         2,411,864
BioMarin Pharmaceuticals, Inc.*/\.........            16,500           128,189
Bristol-Myers Squibb Co...................            60,000         1,716,000
Chugai Pharmaceutical Co., Ltd............            36,400           523,396
Connetics Corp.*/\........................            12,200           221,552
Eisai Co., Ltd............................           138,000         3,721,377
Elan Corp. plc (ADR)*/\...................            63,700           438,893
Eli Lilly & Co............................            67,900         4,775,407
Encysive Pharmaceuticals, Inc.*...........             9,900            88,605
Forest Laboratories, Inc.*................            55,300         3,417,540
Fujisawa Pharmaceutical Co., Ltd..........           187,700         4,002,002
Inspire Pharmaceuticals, Inc.*............            35,200           498,432
King Pharmaceuticals, Inc.*...............            47,700           727,902
Kyorin Pharmaceutical Co..................            89,000         1,000,700
Ligand Pharmaceuticals Inc.,
   Class B*/\.............................            27,000           396,630
Merck & Co., Inc..........................            12,500           577,500
MGI Pharma, Inc.*.........................            11,600           477,340
Mylan Laboratories, Inc...................            27,000           682,020
Novartis AG (Registered)..................            53,480         2,428,059
Novo-Nordisk A/S, Class B.................             1,300            52,963
Ono Pharmaceutical Co. Ltd................             1,000            37,604
OSI Pharmaceuticals, Inc.*/\..............            35,900         1,156,339
Pfizer, Inc...............................           321,660        11,364,248
Roche Holding AG..........................            10,200         1,028,866
Sankyo Co., Ltd...........................             8,000           150,415
Sanofi-Synthelabo S.A.....................            12,000           903,633
Santen Pharmaceutical Co., Ltd............             1,000            13,315
Schering AG...............................            28,500         1,443,693

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                 Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
Schering-Plough Corp......................           239,700   $     4,168,383
Shionogi & Co., Ltd.......................            56,000         1,042,978
SICOR, Inc.*..............................             7,350           199,920
Takeda Chemical Industries Ltd............            87,500         3,469,954
Teva Pharmaceutical Industries
   Ltd. (ADR)/\...........................             9,000           510,390
Watson Pharmaceuticals, Inc.*.............            23,000         1,058,000
Wyeth.....................................           178,250         7,566,713
Yamanouchi Pharmaceutical
   Co., Ltd...............................            92,900         2,886,601
Zymogenetics, Inc.*.......................             3,700            57,350
                                                               ---------------
                                                                    78,843,924
                                                               ---------------
   Total Health Care......................                         153,944,420
                                                               ---------------
Information Technology (0.1%)
Application Software (0.1%)
Cerner Corp.*/\...........................             5,100           193,035
                                                               ---------------
Electronic Equipment & Instruments (0.0%)
Caliper Technologies Corp.*...............             2,000            13,160
                                                               ---------------
   Total Information Technology...........                             206,195
                                                               ---------------
Materials (0.4%)
Chemicals (0.4%)
Bayer AG..................................            19,326           570,420
Akzo Nobel N.V............................             3,000           115,792
                                                               ---------------
   Total Materials........................                             686,212
                                                               ---------------
Total Common Stocks (89.1%)
   (Cost $136,273,989)....................                         154,836,827
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal            Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (13.2%)
American Express Centurion GC,
   1.11%, 1/5/04..........................   $       745,985           745,985
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................           932,481           932,481
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................           373,051           373,051
CIC N.Y.,
   1.12%, 1/12/04.........................           932,481           932,481
Concord Minutemen C.C. LLC,
   Series A
   1.11%, 1/16/04.........................           743,845           743,845
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................   $       746,002   $       746,002
Fortis Bank, London,
   1.11%, 3/31/04.........................           932,481           932,481
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................           932,481           932,481
Greenwich Capital,
   1.07%, 1/2/04..........................        11,189,769        11,189,769
Hartford Life,
   1.20%, 12/31/04 (l)....................           298,394           298,394
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................           130,547           130,547
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................           613,144           613,144
New York Life Insurance,
   1.28%, 3/21/04 (l).....................           932,481           932,481
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................           932,481           932,481
SWIFT,
   Series 01-A7 A,
   1.16%, 3/15/04 (l).....................           524,173           524,173
Thames Asset Global Securities,
   1.11%, 1/20/04.........................           371,946           371,946
Tulip Funding,
   1.13%, 2/26/04.........................           818,452           818,452
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................           709,315           709,315
                                                               ---------------
                                                                    22,859,509
                                                               ---------------
Time Deposit (3.3%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................         5,794,088         5,794,088
                                                               ---------------
U.S. Government Agency (5.7%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/2/04................         9,927,000         9,926,586
                                                               ---------------
Total Short-Term Debt Securities (22.2%)
   (Amortized Cost $38,580,183)...........                          38,580,183
                                                               ---------------
Total Investments (111.3%)
   (Cost/Amortized Cost $174,854,172)                              193,417,010
Other Assets Less Liabilities (-11.3%)....                         (19,624,668)
                                                               ---------------
Net Assets (100%).........................                     $   173,792,342
                                                               ===============

----------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    179,651,823
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        101,339,680

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     17,363,199
Aggregate gross unrealized depreciation.....................         (1,269,758)
                                                               ----------------
Net unrealized appreciation.................................   $     16,093,441
                                                               ================
Federal income tax cost of investments......................   $    177,323,569
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $22,318,599. This was secured by collateral of $22,859,509 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $25 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio utilized net capital loss carryforward of $1,119,482 during 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (23.0%)
Apparel Retail (0.2%)
Payless Shoesource, Inc.
   8.25%, 8/1/13..........................   $     3,540,000   $     3,407,250
                                                               ---------------
Auto Components (1.8%)
Arvin Capital I
   9.50%, 2/1/27..........................         2,000,000         2,050,000
Dana Corp.
   10.125%, 3/15/10.......................         2,941,000         3,426,265
Dura Operating Corp.
   8.625%, 4/15/12........................         2,825,000         3,008,625
   Series D
   9.00%, 5/1/09..........................         3,025,000         3,025,000
HLI Operating Co., Inc.
   10.50%, 6/15/10........................         3,180,000         3,660,975
Keystone Automotive Operations, Inc.
   9.75%, 11/1/13Section..................         2,440,000         2,623,000
Tenneco Automotive, Inc.
   10.25%, 7/15/13........................         2,855,000         3,247,562
TRW Automotive, Inc.
   9.375%, 2/15/13........................         6,000,000         6,855,000
   11.00%, 2/15/13........................         1,005,000         1,183,388
                                                               ---------------
                                                                    29,079,815
                                                               ---------------
Automobiles (0.2%)
General Motors Corp.
   8.25%, 7/15/23.........................         2,050,000         2,327,588
   8.375%, 7/15/33........................         1,150,000         1,334,935
                                                               ---------------
                                                                     3,662,523
                                                               ---------------
Casinos & Gaming (4.1%)
Ameristar Casinos, Inc.
   10.75%, 2/15/09........................         1,770,000         2,035,500
Argosy Gaming Co.
   9.00%, 9/1/11..........................         1,878,000         2,079,885
Boyd Gaming Corp.
   7.75%, 12/15/12........................         5,970,000         6,387,900
Circus & Eldorado Joint
   Venture/Silver Legacy Capital
   10.125%, 3/1/12........................         2,825,000         2,930,937
Harrah's Operating Co., Inc.
   7.875%, 12/15/05.......................         1,815,000         1,973,813
Horseshoe Gaming Holdings
   8.625%, 5/15/09........................         1,740,000         1,837,875
Mandalay Resort Group
   6.50%, 7/31/09Section..................           500,000           518,750
   9.375%, 2/15/10........................         3,150,000         3,669,750
   7.625%, 7/15/13........................         2,000,000         2,125,000
   Series B
   10.25%, 8/1/07.........................         3,368,000         3,890,040
MGM Mirage, Inc.
   9.75%, 6/1/07..........................         1,500,000         1,710,000
   8.375%, 2/1/11.........................         6,748,000         7,642,110
Mohegan Tribal Gaming Authority
   6.375%, 7/15/09........................           745,000           769,213
   8.375%, 7/1/11.........................         1,743,000         1,899,870
Park Place Entertainment Corp.
   9.375%, 2/15/07........................         4,190,000         4,745,175
   8.875%, 9/15/08........................           900,000         1,019,250
   7.875%, 3/15/10........................         2,930,000         3,244,975
   8.125%, 5/15/11........................           205,000           229,856
   7.00%, 4/15/13.........................         3,300,000         3,522,750
Riviera Casinos Corp.
   11.00%, 6/15/10........................         2,030,000         2,106,125
Station Casinos, Inc.
   8.375%, 2/15/08........................         1,745,000         1,869,331
Sun International Hotels Ltd.
   8.875%, 8/15/11........................         1,609,000         1,757,833
Trump Casino Holdings & Funding, Inc.
   11.625%, 3/15/10.......................         2,490,000         2,384,175
Turning Stone Casino Resort Enterprise
   9.125%, 12/15/10Section................         2,050,000         2,229,375
Venetian Casino/LV Sands
   Resort LLC
   11.00%, 6/15/10........................         3,370,000         3,909,200
                                                               ---------------
                                                                    66,488,688
                                                               ---------------
Catalog Retail (0.2%)
Jostens, Inc.
   12.75%, 5/1/10.........................         3,065,000         3,482,606
                                                               ---------------
Distributors (0.2%)
Aviall, Inc.
   7.625%, 7/1/11.........................         3,300,000         3,440,250
                                                               ---------------
Hotels (2.0%)
Extended Stay America, Inc.
   9.875%, 6/15/11........................         6,385,000         7,151,200
Hilton Hotels Corp.
   7.625%, 12/1/12........................         4,100,000         4,607,375
Royal Caribbean Cruises Ltd.
   8.00%, 5/15/10.........................         1,390,000         1,515,100
   8.75%, 2/2/11..........................         6,550,000         7,401,500
Starwood Hotels & Resorts
   Worldwide, Inc.
   7.375%, 5/1/07.........................         4,650,000         5,022,000
   7.875%, 5/1/12.........................         5,270,000         5,928,750
                                                               ---------------
                                                                    31,625,925
                                                               ---------------
Household Durables (1.6%)
D.R. Horton, Inc.
   6.875%, 5/1/13.........................         2,555,000         2,721,075
KB Home
   7.75%, 2/1/10..........................         2,815,000         2,983,900
Meritage Corp.
   9.75%, 6/1/11..........................         2,703,000         3,020,603
Salton, Inc.
   12.25%, 4/15/08........................         3,850,000         4,100,250
Schuler Homes, Inc.
   10.50%, 7/15/11........................         3,195,000         3,706,200
Sealy Mattress Co.,
   Series B
   9.875%, 12/15/07.......................         3,028,000         3,133,980
William Lyon Homes, Inc.
   10.75%, 4/1/13.........................         4,825,000         5,488,437
                                                               ---------------
                                                                    25,154,445
                                                               ---------------
Leisure Facilities (1.5%)
Gaylord Entertainment Co.
   8.00%, 11/15/13Section.................         3,130,000         3,302,150
Intrawest Corp.
   10.50%, 2/1/10.........................           835,000           922,675
   7.50%, 10/15/13Section.................         5,125,000         5,330,000
Six Flags, Inc.
   9.50%, 2/1/09..........................         3,880,000         4,064,300
   8.875%, 2/1/10.........................           425,000           436,156
   9.75%, 4/15/13.........................         6,407,000         6,743,368
   9.625%, 6/1/14Section..................         2,510,000         2,622,950
Vail Resorts, Inc.
   8.75%, 5/15/09.........................         1,220,000         1,287,100
                                                               ---------------
                                                                    24,708,699
                                                               ---------------
Media (10.1%)
Allbritton Communications Co.
   7.75%, 12/15/12........................         5,640,000         5,851,500
American Media Operations, Inc.
   10.25%, 5/1/09.........................         6,526,000         6,958,347

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal          Value
                                                  Amount          (Note 1)
------------------------------------------------------------------------------
   8.875%, 1/15/11........................   $       475,000   $       515,375
Cadmus Communications Corp.
   9.75%, 6/1/09..........................         3,900,000         4,163,250
Canwest Media, Inc.
   10.625%, 5/15/11.......................         2,175,000         2,484,938
CCO Holdings LLC/CCO
   Holdings Capital Corp.
   8.75%, 11/15/13Section.................         4,000,000         4,070,000
CF Cable TV, Inc.
   9.125%, 7/15/07........................         1,400,000         1,477,000
Charter Communications
   Holdings LLC
   0.00%, 5/15/11 (e).....................        17,898,000        11,991,660
   0.00%, 1/15/12 (e).....................         1,835,000         1,128,525
Corus Entertainment, Inc.
   8.75%, 3/1/12..........................         1,520,000         1,672,000
CSC Holdings, Inc.
   7.25%, 7/15/08.........................           765,000           795,600
   8.125%, 7/15/09........................           180,000           193,500
   8.125%, 8/15/09........................         2,845,000         3,058,375
   7.625%, 4/1/11.........................         7,545,000         7,941,112
   9.875%, 2/15/13........................            45,000            47,025
   10.50%, 5/15/16........................         3,350,000         3,835,750
   7.625%, 7/15/18........................           170,000           178,500
Dex Media East LLC Finance Co.
   9.875%, 11/15/09.......................         1,035,000         1,185,075
   12.125%, 11/15/12......................         2,255,000         2,773,650
Dex Media West LLC/Dex
   Media Finance Co.
   8.50%, 8/15/10Section..................         2,690,000         2,995,988
   9.875%, 8/15/13Section.................         5,955,000         6,922,687
Dex Media, Inc.
   8.00%, 11/15/13Section.................         3,655,000         3,837,750
DirecTV Holdings LLC
   8.375%, 3/15/13........................         6,607,000         7,664,120
Echostar DBS Corp.
   10.375%, 10/1/07.......................           450,000           493,313
   9.375%, 2/1/09.........................         7,263,000         7,635,229
   6.375%, 10/1/11Section.................         5,055,000         5,181,375
Emmis Communications Corp.
   0.00%, 3/15/11 (e).....................         2,175,000         2,014,594
Garden State Newspapers
   8.625%, 7/1/11.........................           950,000         1,009,375
Hollinger International
   Publishing, Inc.
   9.00%, 12/15/10........................         5,820,000         6,183,750
Hollinger Participation Trust (PIK)
   12.125%, 11/15/10Section(b)............           618,934           734,984
Houghton Mifflin Co.
   8.25%, 2/1/11..........................         2,460,000         2,632,200
   9.875%, 2/1/13.........................           355,000           390,500
Insight Communications Co., Inc.
   0.00%, 2/15/11 (e).....................         3,475,000         2,971,125
Iridium LLC/Capital Corp.
   10.875%, 7/15/05 (h)...................         5,000,000           450,000
   14.00%, 7/15/05 (h)....................        12,000,000         1,080,000
Mediacom Broadband LLC
   11.00%, 7/15/13........................         3,265,000         3,664,962
PanAmSat Corp.
   8.50%, 2/1/12..........................         5,850,000         6,493,500
Paxson Communications Corp.
   10.75%, 7/15/08........................         2,824,000         3,081,690
   0.00%, 1/15/09 (e).....................         1,970,000         1,728,675
PEI Holdings, Inc.
   11.00%, 3/15/10........................           775,000           899,000
PRIMEDIA, Inc.
   8.875%, 5/15/11........................         1,890,000         1,993,950
   8.00%, 5/15/13Section..................         3,915,000         3,993,300
Quebecor Media, Inc.
   11.125%, 7/15/11.......................         3,795,000         4,392,712
Radio One, Inc.
   8.875%, 7/1/11.........................         1,395,000         1,537,988
RH Donnelley Finance Corp. I
   10.875%, 12/15/12Section...............         1,640,000         1,945,450
   10.875%, 12/15/12......................           895,000         1,061,694
Salem Communications Corp.
   7.75%, 12/15/10........................           990,000         1,032,075
Sinclair Broadcast Group, Inc.
   8.75%, 12/15/11........................           250,000           277,500
   8.00%, 3/15/12.........................         1,500,000         1,620,000
Telenet Communications N.V.
   9.00%, 12/15/13Section+................   EUR   3,500,000         4,585,803
Vivendi Universal S.A.
   9.25%, 4/15/10Section..................         1,550,000         1,836,750
Young Broadcasting Corp.
   8.75%, 6/15/07.........................           680,000           697,000
   8.50%, 12/15/08........................         2,540,000         2,730,500
   8.50%, 12/15/08Section.................         3,000,000         3,225,000
   10.00%, 3/1/11.........................         2,433,000         2,621,558
                                                               ---------------
                                                                   161,937,279
                                                               ---------------
Specialty Stores (0.5%)
Central Garden & Pet Co.
   9.125%, 2/1/13.........................         1,505,000         1,670,550
Hines Nurseries, Inc.
   10.25%, 10/1/11Section.................         1,705,000         1,858,450
Sonic Automotive, Inc.
   8.625%, 8/15/13Section.................         2,800,000         2,954,000
United Auto Group, Inc.
   9.625%, 3/15/12........................         1,068,000         1,196,160
                                                               ---------------
                                                                     7,679,160
                                                               ---------------
Textiles & Apparel (0.6%)
Broder Brothers Co.
   11.25%, 10/15/10Section................         3,570,000         3,516,450
Collins & Aikman Floorcoverings
   9.75%, 2/15/10.........................         1,695,000         1,813,650
Simmons Co.
   7.875%, 1/15/14Section.................         3,090,000         3,105,450
St. John Knits International, Inc.
   12.50%, 7/1/09.........................         1,245,000         1,332,150
                                                               ---------------
                                                                     9,767,700
                                                               ---------------
   Total Consumer Discretionary...........                         370,434,340
                                                               ---------------
Consumer Staples (2.7%)
Drug Retail (0.3%)
Rite Aid Corp.
   11.25%, 7/1/08.........................         1,919,000         2,139,685
   9.50%, 2/15/11.........................         2,110,000         2,379,025
   9.25%, 6/1/13..........................           540,000           592,650
                                                               ---------------
                                                                     5,111,360
                                                               ---------------
Food Products (0.8%)
Del Monte Corp.
   8.625%, 12/15/12Section................         1,700,000         1,861,500
   Series B
   9.25%, 5/15/11.........................         1,355,000         1,497,275
Dimon, Inc.
   9.625%, 10/15/11.......................         2,185,000         2,436,275
   7.75%, 6/1/13Section...................           640,000           659,200
Dole Foods Co.
   8.625%, 5/1/09 (l).....................         1,415,000         1,552,962
   8.875%, 3/15/11........................           530,000           581,675
Merisant Co.
   9.50%, 7/15/13Section..................         3,165,000         3,370,725

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
Swift & Co.
   10.125%, 10/1/09.......................   $     1,650,000   $     1,749,000
                                                               ---------------
                                                                    13,708,612
                                                               ---------------
Food Retail (1.3%)
Dominos, Inc.
   8.25%, 7/1/11Section...................         4,060,000         4,349,275
Ingles Markets, Inc.
   8.875%, 12/1/11........................         2,500,000         2,512,500
Pathmark Stores, Inc.
   8.75%, 2/1/12..........................         1,325,000         1,384,625
   8.75%, 2/1/12Section...................         3,825,000         3,997,125
Roundy's, Inc.
   8.875%, 6/15/12........................         6,510,000         6,949,425
Stater Brothers Holdings
   10.75%, 8/15/06........................         1,365,000         1,438,369
                                                               ---------------
                                                                    20,631,319
                                                               ---------------
Household Products (0.1%)
Johnsondiversey, Inc.
   9.625%, 5/15/12........................           935,000         1,042,525
Personal Products (0.2%)
Commonwealth Brands, Inc.
   9.75%, 4/15/08Section..................           750,000           825,000
   10.625%, 9/1/08Section(b)..............         2,000,000         2,200,000
                                                               ---------------
                                                                     3,025,000
                                                               ---------------
   Total Consumer Staples.................                          43,518,816
                                                               ---------------
Energy (5.1%)
Integrated Oil & Gas (0.7%)
Coastal Corp.
   7.75%, 6/15/10.........................           450,000           424,687
Colorado Interstate Gas Co.
   6.85%, 6/15/37.........................         1,000,000         1,040,000
El Paso CGP Co.
   7.625%, 9/1/08.........................         3,500,000         3,364,375
Ferrellgas Partners LP
   8.75%, 6/15/12.........................         5,200,000         5,720,000
                                                               ---------------
                                                                    10,549,062
                                                               ---------------
Oil & Gas Drilling (0.1%)
Grey Wolf, Inc.
   8.875%, 7/1/07.........................           279,000           287,370
Pride International, Inc.
   9.375%, 5/1/07.........................         1,955,000         2,013,650
                                                               ---------------
                                                                     2,301,020
                                                               ---------------
Oil & Gas Equipment & Services (1.8%)
Dynegy Holdings, Inc.
   9.875%, 7/15/10Section.................         1,000,000         1,125,000
   10.125%, 7/15/13Section................         4,600,000         5,290,000
El Paso Corp.
   6.75%, 5/15/09.........................         1,200,000         1,144,500
   7.875%, 6/15/12........................         3,900,000         3,685,500
   7.375%, 12/15/12.......................         4,700,000         4,324,000
Hanover Equipment Trust,
   Series 01-A
   8.50%, 9/1/08..........................         5,520,000         5,851,200
Newpark Resources, Inc.
   8.625%, 12/15/07.......................         1,500,000         1,552,500
SESI, LLC
   8.875%, 5/15/11........................         1,160,000         1,264,400
Sonat, Inc.
   7.625%, 7/15/11........................         3,000,000         2,778,750
Universal Compression, Inc.
   7.25%, 5/15/10.........................         1,085,000         1,128,400
                                                               ---------------
                                                                    28,144,250
                                                               ---------------
Oil & Gas Exploration & Production (1.6%)
Chesapeake Energy Corp.
   8.375%, 11/1/08........................           500,000           550,000
   8.125%, 4/1/11.........................   $       505,714   $       561,343
   9.00%, 8/15/12.........................           630,000           724,500
   7.75%, 1/15/15.........................         3,755,000         4,074,175
   6.875%, 1/15/16Section.................         1,570,000         1,617,100
Grant Prideco, Inc.
   9.00%, 12/15/09........................         1,640,000         1,808,100
Hilcorp Energy I LP/Hilcorp Finance Co.
   10.50%, 9/1/10Section..................         8,695,000         9,521,025
Vintage Petroleum
   7.875%, 5/15/11........................         4,100,000         4,325,500
   8.25%, 5/1/12..........................           950,000         1,033,125
Westport Resources Corp.
   8.25%, 11/1/11.........................           950,000         1,045,000
   8.25%, 11/1/11Section..................           810,000           891,000
                                                               ---------------
                                                                    26,150,868
                                                               ---------------
Oil & Gas Refining & Marketing (0.9%)
Citgo Petroleum Corp.
   11.375%, 2/1/11........................         5,550,000         6,438,000
Frontier Oil Corp.
   11.75%, 11/15/09.......................           695,000           785,350
GulfTerra Energy Partners LP
   8.50%, 6/1/10..........................           850,000           964,750
   8.50%, 6/1/11..........................         2,847,000         3,202,875
Premcor Refining Group, Inc.
   9.50%, 2/1/13..........................         1,045,000         1,191,300
   7.50%, 6/15/15.........................           780,000           799,500
Western Gas Resources, Inc.
   10.00%, 6/15/09........................         1,250,000         1,343,750
                                                               ---------------
                                                                    14,725,525
                                                               ---------------
   Total Energy...........................                          81,870,725
                                                               ---------------
Financials (15.3%)
Banks (0.2%)
Riggs Capital Trust,
   Series A
   8.625%, 12/31/26.......................           400,000           412,000
Riggs Capital Trust II,
   Series C
   8.875%, 3/15/27........................         1,900,000         1,976,000
Western Financial Bank
   9.625%, 5/15/12........................         1,400,000         1,561,000
                                                               ---------------
                                                                     3,949,000
                                                               ---------------
Diversified Financials (6.9%)
Arch Western Finance LLC
   6.75%, 7/1/13Section...................         3,250,000         3,339,375
Bluewater Finance Ltd.
   10.25%, 2/15/12........................         3,725,000         3,874,000
Couche-Tard Finance Corp.
   7.50%, 12/15/13Section.................         2,373,000         2,485,718
Credit & Repackaged Securities Ltd.
   10.12%, 10/30/06+(b)...................         1,100,000         1,207,948
DJ TRAC-X NA
   7.375%, 3/25/09Section.................        12,000,000        12,510,000
Eircom Funding
   8.25%, 8/15/13.........................         1,950,000         2,159,625
   8.25%, 8/15/13.........................   EUR   3,000,000         4,171,922
Finova Group, Inc.
   7.50%, 11/15/09........................   $    15,681,000         9,408,600
Gemstone Investor Ltd.
   7.71%, 10/31/04Section.................         1,800,000         1,818,000
General Motors Acceptance Corp.
   6.875%, 8/28/12........................           350,000           376,539
H&E Equipment Services LLC
   11.125%, 6/15/12.......................         3,590,000         3,607,950
JSG Funding plc
   9.625%, 10/1/12........................         6,395,000         7,162,400
   10.125%, 10/1/12.......................   EUR   1,350,000         1,915,679

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
Mizuho JGB Investment LLC
   9.87%, 12/31/49Section(l)..............   $     5,800,000   $     6,555,589
Mizuho Preferred Capital Co. LLC
   8.79%, 12/31/49Section(l)..............         2,500,000         2,725,000
Moore North America Finance, Inc.
   7.875%, 1/15/11Section.................         1,528,000         1,730,460
Sensus Metering Systems, Inc.
   8.625%, 12/15/13Section................         3,090,000         3,171,113
Tabletop Holdings, Inc.
   0.00%, 5/15/14Section(e)...............         2,000,000         1,100,000
Target Return Index Securities Trust,
   Series 03-1
   8.685%, 5/15/13Section(l)..............        33,377,145        36,923,466
Valentia Telecommunications Ltd.
   7.25%, 8/15/13.........................   EUR     600,000           813,572
Williams Scotsman, Inc.
   9.875%, 6/1/07.........................   $     3,753,000         3,799,912
                                                               ---------------
                                                                   110,856,868
                                                               ---------------
Foreign Government (4.3%)
Federative Republic of Brazil
   2.00%, 4/15/06 (l).....................         6,740,000         6,659,120
   10.00%, 8/7/11.........................           400,000           442,000
   11.00%, 1/11/12........................           400,000           464,000
   8.00%, 4/15/14.........................        18,742,060        18,367,219
   11.00%, 8/17/40........................         2,200,000         2,381,500
Republic of Guatemala
   9.25%, 8/1/13..........................           525,000           580,125
Republic of Panama
   9.625%, 2/8/11.........................         1,000,000         1,110,000
   9.375%, 7/23/12........................         3,900,000         4,424,745
   1.938%, 7/17/14 (l)....................         3,096,240         2,918,206
   10.75%, 5/15/20........................           275,000           334,125
   8.875%, 9/30/27........................         2,600,000         2,678,000
   9.375%, 4/1/29.........................           150,000           168,000
Republic of Peru
   9.125%, 1/15/08........................         2,100,000         2,467,500
   9.125%, 2/21/12........................         7,050,000         7,860,750
   9.875%, 2/6/15.........................           550,000           638,000
   4.50%, 3/7/17 (e)(l)...................         1,500,000         1,335,000
   5.00%, 3/7/17 (l)......................           399,500           369,418
Russian Federation
   5.00%, 3/31/30 (e).....................        10,830,000        10,383,262
   5.00%, 3/31/30Section(e)...............         1,950,000         1,876,875
Turkey Government International Bond
   11.00%, 1/14/13........................           275,000           344,438
Ukraine Government
   11.00%, 3/15/07........................         1,750,951         1,948,809
   7.65%, 6/11/13.........................           625,000           652,750
Venezuela Government
   International Bond
   9.25%, 9/15/27.........................           400,000           364,000
                                                               ---------------
                                                                    68,767,842
                                                               ---------------
Insurance (1.0%)
Crum & Forster
   10.375%, 6/15/13Section................         1,445,000         1,605,756
Fairfax Financial Holdings Ltd.
   8.25%, 10/1/15.........................         3,263,000         3,189,582
   7.375%, 4/15/18........................           453,000           412,230
   7.75%, 7/15/37.........................           508,000           439,420
Markel Capital Trust I,
   Series B
   8.71%, 1/1/46..........................         2,590,000         2,672,665
Nationwide CSN Trust
   9.875%, 2/15/25Section.................         3,000,000         3,410,082
PXRE Capital Trust I
   8.85%, 2/1/27..........................         2,202,000         2,047,860
Royal & Sun Alliance
   Insurance Group plc
   8.95%, 10/15/29........................   $     3,210,000   $     3,121,337
                                                               ---------------
                                                                    16,898,932
                                                               ---------------
Real Estate (2.9%)
Choctaw Resort
   Development Enterprise
   9.25%, 4/1/09..........................         1,350,000         1,464,750
Corrections Corp. of America
   9.875%, 5/1/09.........................         1,335,000         1,490,194
   7.50%, 5/1/11..........................           250,000           262,500
Felcor Lodging LP
   9.50%, 9/15/08.........................         1,946,000         2,101,680
   8.50%, 6/1/11..........................           394,000           427,490
Forest City Enterprises, Inc.
   7.625%, 6/1/15.........................         1,650,000         1,751,063
HMH Properties,
   Series B (REIT)
   7.875%, 8/1/08.........................         1,100,000         1,144,000
Host Marriott LP (REIT)
   8.375%, 2/15/06........................           400,000           426,500
   9.50%, 1/15/07.........................         7,470,000         8,310,375
   9.25%, 10/1/07.........................           860,000           961,050
   7.125%, 11/1/13Section.................         1,925,000         1,963,500
iStar Financial, Inc. (REIT)
   7.00%, 3/15/08.........................           915,000           988,200
   8.75%, 8/15/08.........................         1,955,000         2,258,025
   6.00%, 12/15/10........................         1,700,000         1,734,000
La Quinta Properties, Inc. (REIT)
   8.875%, 3/15/11........................         2,645,000         2,926,031
LNR Property Corp.
   7.625%, 7/15/13........................         1,580,000         1,662,950
   7.25%, 10/15/13Section.................         3,655,000         3,718,962
Meristar Hospitality Corp. (REIT)
   9.125%, 1/15/11........................           380,000           402,800
Meristar Hospitality Finance
   Corp. (REIT)
   10.50%, 6/15/09........................         1,403,000         1,522,255
Universal City Development
   11.75%, 4/1/10Section..................         7,135,000         8,347,950
Ventas Realty LP Capital Corp. (REIT)
   8.75%, 5/1/09..........................         1,850,000         2,030,375
                                                               ---------------
                                                                    45,894,650
                                                               ---------------
   Total Financials.......................                         246,367,292
                                                               ---------------
Health Care (4.8%)
Health Care Equipment & Services (4.8%)
Alliance Imaging, Inc.
   10.375%, 4/15/11.......................         2,910,000         3,084,600
Beverly Enterprises, Inc.
   9.625%, 4/15/09........................         1,775,000         1,956,937
Concentra Operating Corp.
   13.00%, 8/15/09........................         2,081,000         2,320,315
   9.50%, 8/15/10.........................         1,130,000         1,220,400
Extendicare Health Services, Inc.
   9.35%, 12/15/07........................         1,000,000         1,030,000
   9.50%, 7/1/10..........................         3,694,000         4,100,340
Fresenius Medical Care
   Capital Tranche II
   7.875%, 2/1/08.........................         1,650,000         1,765,500
   Tranche IV
   7.875%, 6/15/11........................         2,870,000         3,099,600
   Tranche V
   7.375%, 6/15/11........................   EUR   1,000,000         1,343,340

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
Genesis HealthCare Corp.
   8.00%, 10/15/13Section.................   $     2,430,000   $     2,533,275
Hanger Orthopedic Group, Inc.
   10.375%, 2/15/09.......................         2,440,000         2,769,400
HCA, Inc.
   7.875%, 2/1/11.........................         3,575,000         4,077,327
   6.30%, 10/1/12.........................         1,200,000         1,237,219
   7.50%, 11/6/33.........................         3,500,000         3,649,751
HEALTHSOUTH Corp.
   8.50%, 2/1/08..........................           630,000           604,800
   8.375%, 10/1/11........................         1,900,000         1,795,500
Iasis Healthcare Corp.
   13.00%, 10/15/09.......................         2,150,000         2,418,750
Pacificare Health Systems, Inc.
   10.75%, 6/1/09.........................         2,716,000         3,204,880
Rotech Healthcare, Inc.
   9.50%, 4/1/12..........................         3,575,000         3,735,875
Select Medical Corp.
   7.50%, 8/1/13Section...................         3,325,000         3,524,500
Tenet Healthcare Corp.
   6.375%, 12/1/11........................         1,000,000           960,000
   6.50%, 6/1/12..........................         1,600,000         1,534,000
   7.375%, 2/1/13.........................         7,275,000         7,311,375
Triad Hospitals, Inc.
   7.00%, 11/15/13Section.................         5,880,000         5,924,100
   Series B
   8.75%, 5/1/09..........................         2,868,000         3,108,195
Universal Hospital Services, Inc.
   10.125%, 11/1/11Section................         3,445,000         3,617,250
Vanguard Health Systems
   9.75%, 8/1/11..........................         4,245,000         4,605,825
                                                               ---------------
   Total Health Care......................                          76,533,054
                                                               ---------------
Industrials (8.5%)
Aerospace & Defense (0.8%)
Armor Holdings, Inc.
   8.25%, 8/15/13Section..................           500,000           535,000
DRS Technologies, Inc.
   6.875%, 11/1/13Section.................         2,400,000         2,466,000
K & F Industries
   9.625%, 12/15/10.......................           755,000           846,544
L-3 Communications Corp.
   6.125%, 7/15/13........................         2,650,000         2,669,875
Sequa Corp.
   8.875%, 4/1/08.........................           100,000           108,500
   9.00%, 8/1/09..........................         2,998,000         3,305,295
TD Funding Corp.
   8.375%, 7/15/11Section.................         3,300,000         3,510,375
                                                               ---------------
                                                                    13,441,589
                                                               ---------------
Airlines (0.9%)
Continental Airlines, Inc.
   7.056%, 3/15/11........................         1,800,000         1,834,039
   7.875%, 7/2/18.........................         3,735,000         3,735,000
   Series 01-1
   7.373%, 12/15/15.......................         1,889,350         1,641,199
Delta Air Lines, Inc.,
   Series 01-1
   7.111%, 9/18/11........................         2,275,000         2,294,052
Dunlop Standard Aerospace
   Holdings plc
   11.875%, 5/15/09.......................         1,640,000         1,754,800
Northwest Airlines Corp.
   6.841%, 4/1/11.........................         1,000,000           985,646
United Air Lines, Inc.,
   Series 00-1
   7.73%, 7/1/10..........................   $     1,300,000   $     1,075,595
   7.783%, 1/1/14.........................           846,318           701,710
   Series 00-2
   7.186%, 4/1/11 (h).....................           981,577           842,507
                                                               ---------------
                                                                    14,864,548
                                                               ---------------
Building Products (0.5%)
Dayton Superior Corp.
   10.75%, 9/15/08Section.................         4,070,000         4,171,750
Nortek Holdings, Inc.
   0.00%, 5/15/11Section(e)...............         5,230,000         3,778,675
                                                               ---------------
                                                                     7,950,425
                                                               ---------------
Commercial Services & Supplies (2.8%)
Alderwoods Group, Inc.
   12.25%, 1/2/09.........................         4,997,363         5,622,033
Allied Waste North America
   7.875%, 4/15/13........................         1,150,000         1,244,875
   Series B
   8.875%, 4/1/08.........................         3,357,000         3,759,840
   8.50%, 12/1/08.........................         5,680,000         6,319,000
   7.875%, 1/1/09.........................         1,800,000         1,876,500
   10.00%, 8/1/09.........................         8,755,000         9,455,400
   9.25%, 9/1/12..........................         3,400,000         3,859,000
Coinmach Corp.
   9.00%, 2/1/10..........................         1,655,000         1,795,675
Iron Mountain, Inc.
   8.625%, 4/1/13.........................           830,000           896,400
   7.75%, 1/15/15.........................         2,205,000         2,309,738
   6.625%, 1/1/16.........................         1,500,000         1,458,750
Mail-Well I Corp.
   9.625%, 3/15/12........................         2,320,000         2,575,200
Service Corp. International
   6.50%, 3/15/08.........................         2,271,000         2,333,452
   7.70%, 4/15/09.........................         1,212,000         1,293,810
                                                               ---------------
                                                                    44,799,673
                                                               ---------------
Construction & Engineering (0.1%)
North American Energy Partners, Inc.
   8.75%, 12/1/11Section..................         2,100,000         2,205,000
                                                               ---------------
Electrical Equipment (0.9%)
FIMEP S.A.
   10.50%, 2/15/13........................         3,120,000         3,681,600
Kinetek, Inc.
   10.75%, 11/15/06.......................           855,000           726,750
Midwest Generation LLC,
   Series A
   8.30%, 7/2/09..........................         3,800,000         3,961,641
   Series B
   8.56%, 1/2/16..........................         5,600,000         5,840,507
                                                               ---------------
                                                                    14,210,498
                                                               ---------------
Industrial Conglomerates (0.8%)
Amsted Industries
   10.25%, 10/15/11Section................         2,830,000         3,127,150
Building Materials Corp. of America
   7.75%, 7/15/05.........................         1,500,000         1,533,750
Reddy Ice Group, Inc.
   8.875%, 8/1/11Section..................         3,200,000         3,392,000
Tyco International Group S.A.
   6.75%, 2/15/11.........................         4,915,000         5,369,638
                                                               ---------------
                                                                    13,422,538
                                                               ---------------
Machinery (1.3%)
Case New Holland, Inc.
   9.25%, 8/1/11Section...................         5,320,000         5,958,400
Flowserve Corp.
   12.25%, 8/15/10........................         2,050,000         2,378,000

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
NMHG Holding Co.
   10.00%, 5/15/09........................   $     1,378,000   $     1,522,690
SPX Corp.
   7.50%, 1/1/13..........................         6,348,000         6,903,450
Terex Corp.
   10.375%, 4/1/11........................         3,000,000         3,360,000
                                                               ---------------
                                                                    20,122,540
                                                               ---------------
Trucking (0.4%)
Quality Distribution LLC/
   QD Capital
   9.00%, 11/15/10Section.................         2,370,000         2,479,613
United Rentals, Inc.
   10.75%, 4/15/08........................         2,625,000         2,953,125
                                                               ---------------
                                                                     5,432,738
                                                               ---------------
   Total Industrials......................                         136,449,549
                                                               ---------------
Information Technology (1.6%)
Electronic Equipment & Instruments (0.6%)
Dresser, Inc.
   9.375%, 4/15/11........................         4,800,000         5,220,000
Flextronics International Ltd.
   6.50%, 5/15/13.........................         4,485,000         4,641,975
                                                               ---------------
                                                                     9,861,975
                                                               ---------------
Office Electronics (0.4%)
Xerox Capital Europe plc
   5.875%, 5/15/04........................         4,450,000         4,494,500
Xerox Corp.
   7.125%, 6/15/10........................         1,100,000         1,177,000
                                                               ---------------
                                                                     5,671,500
                                                               ---------------
Semiconductor Equipment (0.3%)
ON Semiconductor Corp.
   12.00%, 5/15/08........................         3,895,000         4,527,937
   12.00%, 3/15/10........................           837,000           998,123
                                                               ---------------
                                                                     5,526,060
                                                               ---------------
Semiconductors (0.2%)
Fairchild Semiconductor
   International, Inc.
   10.50%, 2/1/09.........................         1,075,000         1,198,625
SCG Holding Corp.
   12.00%, 8/1/09.........................           785,000           843,875
   (Zero Coupon), 8/4/11Section...........           950,000         1,064,000
                                                               ---------------
                                                                     3,106,500
                                                               ---------------
Systems Software (0.1%)
Activant Solutions, Inc.
   10.50%, 6/15/11........................         1,495,000         1,608,994
                                                               ---------------
   Total Information Technology...........                          25,775,029
                                                               ---------------
Materials (9.4%)
Chemicals (2.6%)
Arco Chemical Co.
   10.25%, 11/1/10........................           250,000           265,000
Equistar Chemicals Funding
   10.125%, 9/1/08........................         5,135,000         5,622,825
Equistar Chemicals LP
   8.75%, 2/15/09.........................           640,000           668,800
   10.625%, 5/1/11Section.................         1,745,000         1,928,225
Hercules, Inc.
   11.125%, 11/15/07......................         1,324,000         1,585,490
Huntsman Advanced Materials LLC
   11.00%, 7/15/10Section.................         2,555,000         2,823,275
Huntsman ICI Chemicals
   10.125%, 7/1/09........................         5,681,000         5,851,430
Huntsman International Holdings LLC
   (Zero Coupon), 12/31/09................         3,250,000         1,568,125
Huntsman International LLC
   9.875%, 3/1/09.........................            65,000            71,175
ISP ChemCo
   10.25%, 7/1/11.........................   $     3,400,000   $     3,825,000
ISP Holdings, Inc.
   10.625%, 12/15/09......................         1,200,000         1,320,000
Lyondell Chemical Co.
   9.50%, 12/15/08........................           900,000           940,500
Millennium America, Inc.
   9.25%, 6/15/08.........................         1,900,000         2,071,000
Nalco Co.
   7.75%, 11/15/11Section.................         1,000,000         1,070,000
OM Group, Inc.
   9.25%, 12/15/11........................           950,000           988,000
Resolution Performance
   9.50%, 4/15/10.........................           175,000           177,625
   13.50%, 11/15/10.......................         4,086,000         3,554,820
Westlake Chemical Corp.
   8.75%, 7/15/11Section..................         6,080,000         6,657,600
                                                               ---------------
                                                                    40,988,890
                                                               ---------------
Containers & Packaging (3.4%)
Amtrol, Inc.
   10.625%, 12/31/06......................         1,723,000         1,180,255
Anchor Glass Container Corp.
   11.00%, 2/15/13........................         1,260,000         1,461,600
   11.00%, 2/15/13Section.................           910,000         1,055,600
Berry Plastics Corp.
   10.75%, 7/15/12........................         1,630,000         1,876,538
Crown European Holdings S.A.
   9.50%, 3/1/11..........................         6,795,000         7,695,337
   10.875%, 3/1/13........................         1,550,000         1,823,188
Graham Packaging Co., Inc.
   8.75%, 1/15/08Section..................         1,065,000         1,088,963
Graphic Packaging International Corp.
   9.50%, 8/15/13Section..................         4,890,000         5,403,450
Greif Brothers Corp.
   8.875%, 8/1/12.........................         3,860,000         4,246,000
Kappa Beheer BV
   10.625%, 7/15/09.......................         2,000,000         2,140,000
Owens-Brockway Glass Containers
   8.875%, 2/15/09........................         5,175,000         5,673,094
   7.75%, 5/15/11.........................           660,000           708,675
   8.75%, 11/15/12........................         3,700,000         4,120,875
   8.25%, 5/15/13.........................         2,890,000         3,103,137
Plastipak Holdings, Inc.
   10.75%, 9/1/11.........................         1,925,000         2,141,562
Pliant Corp.
   11.125%, 9/1/09........................           515,000           556,200
   13.00%, 6/1/10.........................         1,672,000         1,529,880
   13.00%, 6/1/10.........................         1,110,000         1,015,650
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08 (PIK)Section+..........         1,598,642           735,375
Smurfit-Stone Container Corp.
   8.25%, 10/1/12.........................           130,000           141,050
Stone Container Corp.
   11.50%, 8/15/06Section.................         1,900,000         1,995,000
   9.25%, 2/1/08..........................         1,440,000         1,591,200
   9.75%, 2/1/11..........................         2,773,000         3,064,165
   8.375%, 7/1/12.........................         1,000,000         1,085,000
                                                               ---------------
                                                                    55,431,794
                                                               ---------------
Metals & Mining (1.2%)
AK Steel Corp.
   7.875%, 2/15/09........................         6,630,000         5,817,825
Compass Minerals Group, Inc.
   10.00%, 8/15/11........................         1,270,000         1,422,400
FastenTech, Inc.
   11.50%, 5/1/11Section..................         2,875,000         3,108,594

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/1/10........................   $     1,170,000   $     1,348,425
Peabody Energy Corp.
   6.875%, 3/15/13........................         3,600,000         3,798,000
Trimas Corp.
   9.875%, 6/15/12........................         3,265,000         3,403,762
                                                               ---------------
                                                                    18,899,006
                                                               ---------------
Paper & Forest Products (2.2%)
Abitibi-Consolidated, Inc.
   6.95%, 4/1/08..........................           600,000           628,721
   5.25%, 6/20/08.........................           825,000           810,706
   8.55%, 8/1/10..........................         1,625,000         1,809,600
   8.85%, 8/1/30..........................         2,700,000         2,918,770
Boise Cascade Corp.
   7.00%, 11/1/13.........................         4,285,000         4,454,442
Crown Paper Co.
   11.00%, 9/1/05+(h).....................         5,735,000   $            --
Doman Industries, Ltd.
   12.00%, 7/1/04 (h).....................           780,000           819,000
Georgia-Pacific Corp.
   9.375%, 2/1/13.........................         5,675,000         6,526,250
   9.875%, 11/1/21........................         1,740,000         1,818,300
   9.625%, 3/15/22........................         3,425,000         3,562,000
   9.50%, 5/15/22.........................         3,400,000         3,536,000
   9.125%, 7/1/22.........................         2,050,000         2,132,000
   8.125%, 6/15/23........................         1,000,000         1,010,000
   8.00%, 1/15/24Section..................           650,000           663,000
   8.875%, 5/15/31........................         1,725,000         1,897,500
Norske Skog Canada Ltd.
   8.625%, 6/15/11........................         2,255,000         2,367,750
                                                               ---------------
                                                                    34,954,039
                                                               ---------------
   Total Materials........................                         150,273,729
                                                               ---------------
Telecommunication Services (10.1%)
Diversified Telecommunication
Services (5.3%)
ACC Escrow Corp.
   10.00%, 8/1/11Section..................         8,490,000         9,466,350
Cincinnati Bell, Inc.
   8.375%, 1/15/14Section.................         2,000,000         2,150,000
Fairpoint Communications, Inc.
   11.875%, 3/1/10........................           650,000           757,250
   12.50%, 5/1/10.........................           545,000           594,050
GCI, Inc.
   9.75%, 8/1/07..........................         1,393,000         1,434,790
Insight Midwest LP/
   Insight Capital, Inc.
   9.75%, 10/1/09.........................           475,000           502,313
   9.75%, 10/1/09.........................         5,015,000         5,303,362
   10.50%, 11/1/10........................         3,725,000         4,050,937
   10.50%, 11/1/10Section.................           300,000           326,250
Northwestern Bell Telephone
   6.25%, 1/1/07..........................           750,000           757,500
Qwest Capital Funding, Inc.
   7.25%, 2/15/11.........................         4,032,000         3,971,520
Qwest Corp.
   7.20%, 11/1/04.........................           900,000           920,250
   9.125%, 3/15/12Section.................         9,090,000        10,430,775
   Term A Loan
   6.50%, 6/30/07+(b)(l)..................         3,800,000         3,903,821
   Term B Loan
   6.95%, 6/30/10+(b).....................         7,000,000         6,995,980
Qwest Services Corp.
   13.50%, 12/15/10Section................        11,677,000        14,187,555
Sprint Capital Corp.
   6.875%, 11/15/28.......................         1,975,000         1,927,268
   8.75%, 3/15/32.........................           200,000           236,278
Time Warner Telecom, Inc
   10.125%, 2/1/11........................   $    11,133,000   $    11,856,645
Time Warner Telecomunications LLC
   9.75%, 7/15/08.........................         1,500,000         1,545,000
WorldCom, Inc.
   7.50%, 5/15/11 (h).....................        10,130,000         3,393,550
                                                               ---------------
                                                                    84,711,444
                                                               ---------------
Wireless Telecommunication Services (4.8%)
American Tower Escrow Corp.
   (Zero Coupon), 8/1/08..................         3,525,000         2,432,250
American Towers, Inc.
   7.25%, 12/1/11Section..................         1,300,000         1,322,750
Crown Castle International Corp.
   10.75%, 8/1/11.........................         1,800,000         2,025,000
Dobson Communications Corp.
   8.875%, 10/1/13Section.................         5,580,000         5,649,750
Filtronic plc
   10.00%, 12/1/05........................         3,018,000         3,085,905
Innova S. de R.L.
   12.875%, 4/1/07........................           930,688           946,975
   9.375%, 9/19/13Section.................         2,655,000         2,724,694
MobiFon Holdings BV
   12.50%, 7/31/10........................         4,830,000         5,578,650
Mobile Telesystems Finance S.A
   8.375%, 10/14/10Section................         3,405,000         3,473,100
Nextel Communications, Inc.
   9.375%, 11/15/09.......................         3,190,000         3,477,100
   6.875%, 10/31/13.......................         4,320,000         4,568,400
   7.375%, 8/1/15.........................         8,665,000         9,314,875
Nextel Finance Term E Loan
   3.438%, 12/15/10+(b)...................         2,500,000         2,496,874
Nextel Partners, Inc.
   11.00%, 3/15/10........................           420,000           464,100
   11.00%, 3/15/10........................         1,425,000         1,574,625
   8.125%, 7/1/11.........................         2,020,000         2,151,300
Rogers Cantel, Inc.
   9.375%, 6/1/08.........................         3,325,000         3,478,781
Rural Cellular Corp.
   9.75%, 1/15/10.........................         5,636,000         5,509,190
   9.875%, 2/1/10Section..................         1,990,000         2,119,350
Triton PCS, Inc.
   9.375%, 2/1/11.........................         1,685,000         1,718,700
   8.75%, 11/15/11........................         2,863,000         2,820,055
   8.50%, 6/1/13..........................         2,475,000         2,660,625
Western Wireless Corp.
   9.25%, 7/15/13.........................         7,140,000         7,532,700
                                                               ---------------
                                                                    77,125,749
                                                               ---------------
   Total Telecommunication Services.......                        161,837,193
                                                               ---------------
Utilities (9.5%)
Electric Utilities (6.2%)
AES Corp.
   10.00%, 7/15/05Section.................         4,778,838         4,862,467
   8.875%, 2/15/11........................         3,025,000         3,297,250
   8.75%, 5/15/13Section..................         6,440,000         7,196,700
   9.00%, 5/15/15Section..................           935,000         1,056,550
AES Ironwood LLC
   8.857%, 11/30/25.......................         5,233,330         5,573,496
Allegheny Energy, Inc.
   7.75%, 8/1/05..........................         3,385,000         3,414,619
BRL Universal Equipment
   8.875%, 2/15/08........................         2,050,000         2,198,625
Calpine Corp.
   8.50%, 7/15/10Section..................        15,590,000        15,200,250
   8.75%, 7/15/13Section..................           900,000           877,500

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount            (Note 1)
------------------------------------------------------------------------------
CenterPoint Energy, Inc.
   6.85%, 6/1/15Section...................   $     3,460,000   $     3,556,171
CMS Energy Corp.
   7.625%, 11/15/04.......................         1,700,000         1,751,000
   7.00%, 1/15/05.........................         2,575,000         2,639,375
   9.875%, 10/15/07.......................           300,000           334,500
   8.90%, 7/15/08.........................         1,800,000         1,953,000
   7.50%, 1/15/09.........................           900,000           927,000
   7.75%, 8/1/10Section...................         1,550,000         1,629,438
   Senior Notes
   8.50%, 4/15/11.........................         1,000,000         1,080,000
Edison International
   6.875%, 9/15/04........................         3,300,000         3,390,750
Ipalco Enterprises, Inc.
   7.375%, 11/14/08.......................         1,700,000         1,899,750
   7.625%, 11/14/11.......................         2,050,000         2,290,875
MSW Energy Holdings LLC/
   MSW Energy Finance Co., Inc.
   7.375%, 9/1/10Section..................         2,000,000         2,090,000
NRG Energy, Inc.
   8.00%, 12/15/13Section.................         7,495,000         7,879,119
PG&E Corp.
   6.875%, 7/15/08Section.................         2,925,000         3,166,312
PSEG Energy Holdings, Inc.
   7.75%, 4/16/07.........................           400,000           424,500
   8.625%, 2/15/08........................         3,250,000         3,546,562
   8.50%, 6/15/11.........................         3,980,000         4,412,825
PTC International Finance II S.A
   11.25%, 12/1/09........................         5,718,000         6,289,800
Southern California Edison Co.
   8.00%, 2/15/07.........................         1,650,000         1,887,188
Teco Energy, Inc.
   7.50%, 6/15/10.........................         3,500,000         3,745,000
Tucson Electric Power Co.
   Term B Loan
   6.641%, 11/14/06+(b)...................         1,000,000         1,003,446
                                                               ---------------
                                                                    99,574,068
                                                               ---------------
Gas Utilities (0.8%)
AmeriGas Partners LP
   10.00%, 4/15/06........................           400,000           439,000
   8.875%, 5/20/11........................         1,000,000         1,100,000
El Paso Production Holding Co.
   7.75%, 6/1/13Section...................         3,000,000         2,955,000
Northwest Pipeline Corp.
   8.125%, 3/1/10.........................         1,505,000         1,670,550
SEMCO Energy, Inc.
   7.125%, 5/15/08Section.................           320,000           333,200
   7.75%, 5/15/13Section..................           935,000           982,919
Southern Natural Gas Co.
   8.875%, 3/15/10........................         1,030,000         1,158,750
   7.35%, 2/15/31.........................         2,100,000         2,073,750
Transmontaigne, Inc.
   9.125%, 6/1/10Section..................         1,330,000         1,426,425
                                                               ---------------
                                                                    12,139,594
                                                               ---------------
Multi - Utilities (2.4%)
Calpine Canada Energy Finance ULC
   8.50%, 5/1/08..........................           114,000            90,915
Dynegy-Roseton Danskamme
   7.27%, 11/8/10.........................         1,050,000         1,065,750
   7.67%, 11/8/16.........................         2,250,000         2,148,750
El Paso Natural Gas Co.
   7.625%, 8/1/10.........................         5,175,000         5,317,313
South Point Energy Center
   LLC/Broad River Energy
   8.40%, 5/30/12Section..................         3,999,111         3,839,147
Williams Cos., Inc.
   9.25%, 3/15/04.........................   $     2,550,000   $     2,581,875
   8.625%, 6/1/10.........................        12,655,000        14,205,237
   8.13%, 3/15/12.........................         1,250,000         1,387,500
   7.875%, 9/1/21.........................         4,550,000         4,800,250
   8.75%, 3/15/32.........................         3,200,000         3,616,000
                                                               ---------------
                                                                    39,052,737
                                                               ---------------
Water Utilities (0.1%)
National Waterworks, Inc.
   10.50%, 12/1/12........................         1,740,000         1,944,451
                                                               ---------------
   Total Utilities........................                         152,710,850
                                                               ---------------
Total Long-Term Debt Securities (90.0%)
   (Cost $1,371,032,867)..................                       1,445,770,577
                                                               ---------------
                                                Number of
                                                 Shares
                                             ---------------
COMMON STOCKS:
Materials (0.0%)
Containers & Packaging (0.0%)
Russell-Stanley Holdings, Inc.*+..........           200,000                --
                                                               ---------------
Telecommunication Services (0.0%)
Diversified Telecommunication Services
(0.0%)
RCN Corp.*................................             1,867             1,494
Versatel Telecom International N.V.*......            92,251           201,304
                                                               ---------------
   Total Telecommunication Services.......                             202,798
                                                               ---------------
Total Common Stocks (0.0%)
   (Cost $--).............................                             202,798
                                                               ---------------
PREFERRED STOCKS:
Consumer Discretionary (0.7%)
Media (0.7%)
CSC Holdings, Inc.,
   Series H, 11.75%.......................            19,210         1,997,840
   Series M, 11.125%......................            76,735         8,057,175
Paxson Communications
   Corp. (PIK), 14.25%....................               140         1,288,000
                                                               ---------------
   Total Consumer Discretionary...........                          11,343,015
                                                               ---------------
Financials (0.6%)
Real Estate (0.6%)
Sovereign (REIT), 12.00%Section...........             6,005         8,977,475
                                                               ---------------
Total Preferred Stocks (1.3%)
   (Cost $18,815,691).....................                          20,320,490
                                                               ---------------
                                               Number of
                                               Warrants
                                             ---------------
WARRANTS:
Materials (0.0%)
Containers & Packaging(0.0%)
Pliant Corp., expiring 6/1/10*Section.....               200                 2
                                                               ---------------
Telecommunication Services (0.0%)
Diversified Telecommunication Services
(0.0%)
Versatel Telecom
   International N.V., expiring 10/8/04*..            92,251            18,618
                                                               ---------------
Total Warrants (0.0%)
   (Cost $--).............................                              18,620
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal          Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
CONVERTIBLE BONDS:
Consumer Discretionary (0.3%)
Automobiles (0.2%)
Fiat Finance Luxembourg S.A
   3.25%, 1/9/07Section...................   $     4,150,000   $     4,108,500
                                                               ---------------
Media (0.1%)
Rogers Communications, Inc.
   2.00%, 11/26/05........................         1,100,000         1,018,875
                                                               ---------------
Total Convertible Bonds (0.3%)
   (Cost $4,927,983)......................                           5,127,375
                                                               ---------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (2.0%)
Danske Corp.
   0.99%, 2/23/04.........................           200,000           199,702
General Electric Capital Corp.
   0.98%, 2/9/04..........................         3,900,000         3,895,749
   1.01%, 3/15/04.........................           800,000           798,320
   1.03%, 4/14/04.........................         2,000,000         1,994,020
HBOS Treasury Services
   0.96%, 1/27/04.........................         1,700,000         1,698,776
   1.03%, 4/22/04.........................         2,000,000         1,993,540
Lloyds TSB Bank plc
   1.00%, 3/9/04..........................         1,400,000         1,397,312
Royal Bank of Scotland Group plc
   0.92%, 1/20/04.........................         2,300,000         2,298,827
   0.96%, 1/26/04.........................           900,000           899,379
   0.96%, 1/27/04.........................         4,300,000         4,296,904
UBS Finance (Del) LLC
   0.93%, 1/21/04.........................         5,500,000         5,497,030
   0.99%, 2/17/04.........................         3,100,000         3,095,908
   0.99%, 2/25/04.........................         3,900,000         3,893,994
                                                               ---------------
                                                                    31,959,461
                                                               ---------------
Time Deposit (0.7%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        11,649,163        11,649,163
                                                               ---------------
U.S. Government Agencies (3.6%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/2/04................        23,200,000        23,200,000
   (Discount Note), 3/11/04...............         3,400,000         3,393,482
Federal National Mortgage Association
   (Discount Note), 2/3/04................         3,100,000         3,097,241
   (Discount Note), 2/4/04................         1,400,000         1,398,712
   (Discount Note), 2/19/04...............   $       600,000   $       599,200
   (Discount Note), 2/23/04...............         3,900,000         3,894,368
   (Discount Note), 3/3/04................         3,900,000         3,893,393
   (Discount Note), 3/17/04...............         3,100,000         3,093,543
   (Discount Note), 3/24/04...............        11,800,000        11,773,120
   (Discount Note), 3/31/04...............         2,500,000         2,493,644
   (Discount Note), 4/5/04................         1,500,000         1,496,045
                                                               ---------------
                                                                    58,332,748
                                                               ---------------
Total Short-Term Debt Securities (6.3%)
   (Amortized Cost $101,941,372)..........                         101,941,372
                                                               ---------------
Total Investments (97.9%)
   (Cost/Amortized Cost $1,496,717,913)...                       1,573,381,232
Other Assets Less Liabilities (2.1%)......                          33,737,528
                                                               ---------------
Net Assets (100%).........................                     $ 1,607,118,760
                                                               ===============

----------
*        Non-income producing.

Section Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $393,182,377 or 24.47% of net assets.

+ Securities (totaling $20,929,247 or 1.30% of net assets) valued at fair value.

(b)      Illiquid security.

(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2003. Maturity date disclosed is the ultimate maturity date.

(h)      Security in default.

(l)      Floating Rate Security. Rate disclosed is as of December 31, 2003.

         Glossary:
         EUR -- European Currency Unit
         PIK -- Payment-in-Kind Security
         REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

                                                Local
                                               Contract       Cost on         U.S. $
                                                Amount      Origination      Current       Unrealized
                                               (000's)          Date          Value       Depreciation
                                             ---------------------------------------------------------
Foreign Currency Sell Contracts
European Union, expiring 01/07/04.........          7,790   $  7,789,579   $  8,152,915   $   (363,336)
European Union, expiring 01/07/04.........          4,342      4,341,564      4,414,480        (72,916)
                                                                                          ------------
                                                                                          $   (436,252)
                                                                                          ============

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
Options written for the year ended December 31, 2003, were as follows:

                                                 Total          Total
                                               Number of       Premiums
                                               Contracts      Received
                                              ------------   ------------
Options Outstanding--January 1, 2003......             119   $     18,891
Options Written...........................              --             --
Options Terminated in Closing Purchase
 Transactions.............................              --             --
Options Expired...........................            (119)       (18,891)
Options Exercised.........................              --             --
                                              ------------   ------------
Options Outstanding--December 31, 2003....              --   $         --
                                              ============   ============

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $  1,408,817,499
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        604,189,163

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     99,516,167
Aggregate gross unrealized depreciation.....................        (24,425,064)
                                                               ----------------
Net unrealized appreciation.................................   $     75,091,103
                                                               ================
Federal income tax cost of investments......................   $  1,498,290,129
                                                               ===============

The Portfolio has a net capital loss carryforward of $353,256,736, of which $78,474,177 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, and $91,978,211 expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $24,432,226 during 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Australia (2.4%)
Australia & New Zealand Banking
   Group Ltd..............................            23,800   $       317,039
BHP Billiton Ltd..........................            34,200           314,111
BlueScope Steel Ltd.......................            88,970           375,392
James Hardie Industries Ltd...............            29,427           152,542
National Australia Bank Ltd...............            20,852           470,542
News Corp. Ltd............................            46,941           424,058
News Corp. Ltd.(ADR)......................            35,969         1,298,481
Orica Ltd.................................            12,200           128,322
Qantas Airways Ltd........................            61,300           151,953
Westpac Banking Corp......................            52,911           637,453
WMC Resources Ltd.*.......................            30,700           130,227
                                                               ---------------
                                                                     4,400,120
                                                               ---------------
Austria (1.0%)
Erste Bank der Oesterreichischen
 Sparkassen AG............................            11,198         1,383,789
OMV AG....................................             3,000           446,822
                                                               ---------------
                                                                     1,830,611
                                                               ---------------
Belgium (0.7%)
Agfa Gevaert N.V..........................            12,800           364,884
Delhaize Group............................             7,400           380,641
Dexia.....................................             7,100           122,065
KBC Bancassurance Holdings................             7,600           354,884
                                                               ---------------
                                                                     1,222,474
                                                               ---------------
Brazil (1.7%)
Compagnie de Bebidas das Americas (ADR)...            25,368           647,138
Compagnie Vale do Rio Doce (ADR)..........            17,319         1,013,161
Petroleo Brasileiro S.A. (ADR)............             1,800            47,988
Uniao de Bancos Brasileiros
 S.A. (GDR)...............................            52,288         1,304,586
                                                               ---------------
                                                                     3,012,873
                                                               ---------------
Canada (1.8%)
Bank of Nova Scotia/\.....................            23,600         1,201,687
Magna International, Inc., Class A/\......             5,339           429,847
Petro-Canada..............................            17,000           840,758
Royal Bank of Canada......................            18,238           872,206
                                                               ---------------
                                                                     3,344,498
                                                               ---------------
China (0.4%)
China Life Insurance Co. Ltd.*............           210,000           171,763
Sohu.com, Inc.*...........................            20,523           615,895
                                                               ---------------
                                                                       787,658
                                                               ---------------
Denmark (0.3%)
Danske Bank A/S...........................            19,900           466,895
                                                               ---------------
Finland (0.8%)
Fortum OYJ................................            30,000           309,536
Nokia OYJ.................................            62,133         1,074,474
                                                               ---------------
                                                                     1,384,010
                                                               ---------------
France (6.2%)
Alcatel S.A.*/\...........................            23,900           307,794
Assurances Generales de France/\..........            20,400         1,108,002
Aventis S.A./\............................            32,823         2,169,431
BNP Paribas S.A...........................            13,400           843,754
Credit Agricole S.A.......................            18,414           439,678
France Telecom S.A.*......................            33,911           969,252
JC Decaux S.A.*/\.........................            40,460           661,405
Lafarge S.A./\Section.....................             6,402           570,107
Peugeot S.A...............................             6,800           346,519
Societe Generale*.........................             7,300           644,551
Total S.A./\..............................            17,906         3,329,143
                                                               ---------------
                                                                    11,389,636
                                                               ---------------
Germany (6.9%)
AMB Generali Holding AG...................             3,200           238,143
Bayer AG..................................            16,180           477,563
Bayerische Motoren Werke (BMW) AG.........            75,243         3,506,848
Continental AG............................            25,100           955,497
Deutsche Bank AG (Registered).............             8,622           716,687
E.On AG...................................            30,766         2,015,235
Fraport AG*...............................             9,510           273,497
Hannover Rueckversicherungs
   AG (Registered)........................            16,600           578,529
HeidelbergCement AG*......................            13,208           566,438
MAN AG....................................             9,000           273,020
Merck KGaA................................             6,300           261,440
SAP AG....................................             9,595         1,619,338
Siemens AG/\..............................             4,100           329,945
Volkswagen AG.............................            15,400           861,491
                                                               ---------------
                                                                    12,673,671
                                                               ---------------
Hong Kong (3.2%)
ASM Pacific Technology....................           149,500           654,722
Cathay Pacific Airways Ltd................           310,000           588,967
Cheung Kong (Holdings) Ltd................            63,000           501,088
CNOOC Ltd. (ADR)..........................            21,412           854,767
Esprit Holdings Ltd.......................           283,500           943,953
Johnson Electric Holdings Ltd.............           141,500           180,438
Li & Fung Ltd.............................           134,000           229,559
Shangri-La Asia Ltd.......................           648,973           610,220
Sun Hung Kai Properties Ltd...............           124,000         1,026,199
Swire Pacific Ltd., Class A...............            48,500           299,236
                                                               ---------------
                                                                     5,889,149
                                                               ---------------
Hungary (0.3%)
OTP Bank Rt. (ADR)*Section................            24,140           622,655
                                                               ---------------
India (0.5%)
ICICI Bank Ltd. (ADR).....................            52,922           909,200
                                                               ---------------
Ireland (2.7%)
Allied Irish Banks plc....................            13,945           222,508
Bank of Ireland...........................            28,100           382,795
CRH plc...................................            22,268           457,269
DePfa Bank plc............................             2,820           354,634
Ryanair Holdings plc (ADR)*...............            68,279         3,457,649
                                                               ---------------
                                                                     4,874,855
                                                               ---------------
Italy (2.4%)
Banca Intesa S.p.A........................            56,477           220,836
ENI S.p.A.................................           125,907         2,375,843
Telecom Italia S.p.A. (RNC)*..............           121,100           246,691
Telecom Italia S.p.A.*....................           395,925         1,173,592
UniCredito Italiano S.p.A.................            59,600           321,756
                                                               ---------------
                                                                     4,338,718
                                                               ---------------
Japan (17.4%)
Acom Co., Ltd.............................             6,350           287,963
Canon, Inc................................            97,000         4,516,469
Daiichi Pharmaceutical Co., Ltd...........            12,000           216,217
Daito Trust Construction Co...............            11,000           326,397
Daiwa House Industry Co., Ltd.............            23,000           244,658
Daiwa Securities Group, Inc...............            96,000           653,019
East Japan Railway Co.....................                18            84,819
Fanuc Ltd.................................             6,800           407,353
Hitachi Ltd...............................            57,000           343,585
Honda Motor Co., Ltd......................            50,000         2,220,771
Hoya Corp.................................             7,600           697,807
Itochu Corp...............................            67,000           221,312

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of            Value
                                                 Shares             (Note 1)
------------------------------------------------------------------------------
Japan Tobacco, Inc........................                36   $       263,693
JFE Holdings, Inc.........................            23,800           649,576
Kyushu Electric Power Co., Inc............             4,900            84,265
Mitsubishi Corp...........................            11,000           116,600
Mitsubishi Tokyo Finance Group, Inc.......               181         1,411,925
Mitsui O.S.K. Lines Ltd...................            65,000           317,206
Nippon Meat Packers, Inc..................            22,000           215,135
Nippon Telegraph & Telephone Corp.........               237         1,143,314
Nissan Motor Co., Ltd./\..................           286,900         3,276,716
NTT DoCoMo, Inc...........................                90           204,068
Oji Paper Co., Ltd........................            17,000           109,770
Promise Co., Ltd..........................            14,200           618,774
Ricoh Co., Ltd............................            15,000           296,025
Rohm Co., Ltd.............................             3,200           375,030
Sammy Corp................................            15,750           388,717
Sankyo Co., Ltd...........................             6,100           193,524
Sharp Corp./\.............................            77,000         1,214,958
Shin-Etsu Chemical Co., Ltd...............            14,400           588,523
Shionogi & Co., Ltd.......................            12,000           223,495
SKY Perfect Communications, Inc.*.........               449           527,890
Sony Corp.................................            36,200         1,253,168
Sumitomo Corp.............................            30,000           223,663
Sumitomo Mitsui Financial Group, Inc./\...               137           729,934
Takeda Chemical Industries Ltd............            21,000           832,789
Tanabe Seiyaku Co., Ltd...................            10,000            81,180
THK Co., Ltd./\...........................            49,500         1,006,905
Tohoku Electric Power Co., Inc............             8,300           137,623
Tokyo Electric Power Co., Inc.............            12,000           263,133
Toyota Motor Corp.........................            25,800           871,475
UFJ Holdings, Inc.*.......................               363         1,744,378
Uny Co., Ltd..............................            30,000           307,922
Yamada Denki Co., Ltd.....................            18,400           618,083
Yamaha Corp./\............................            70,500         1,384,739
                                                               ---------------
                                                                    31,894,566
                                                               ---------------
Luxembourg (0.7%)
Arcelor...................................            72,200         1,258,582
                                                               ---------------
Netherlands (4.9%)
ABN Amro Holdings N.V.....................            74,563         1,744,631
DSM N.V...................................            15,600           767,997
Heineken N.V..............................             6,361           242,228
ING Groep N.V. (CVA)......................            66,102         1,541,657
Koninklijke Ahold N.V.*Section............            29,433           224,237
Koninklijke (Royal) Philips
   Electronics N.V........................            87,032         2,541,361
Reed Elsevier N.V.........................            38,946           483,878
Royal Dutch Petroleum Co..................             7,300           384,889
TPG N.V...................................            13,712           321,181
Unilever N.V. (CVA).......................             6,400           418,567
VNU N.V.Section...........................             7,408           234,070
Wolters Kluwer N.V., Class C (CVA)........             5,623            87,948
                                                               ---------------
                                                                     8,992,644
                                                               ---------------
Norway (0.5%)
DNB NOR ASA...............................            35,800           238,925
Golar LNG Ltd.*...........................            44,200           634,485
                                                               ---------------
                                                                       873,410
                                                               ---------------
Russia (0.7%)
Mobile Telesystems (ADR)..................            15,695         1,299,546
                                                               ---------------
Singapore (0.6%)
Flextronics International Ltd.*...........            39,300           583,212
Singapore Airlines Ltd....................            26,000           171,466
United Overseas Bank Ltd..................            55,000   $       427,486
                                                               ---------------
                                                                     1,182,164
                                                               ---------------
South Africa (0.0%)
Sappi Ltd. (ADR)..........................             3,100            42,377
                                                               ---------------
South Korea (2.4%)
Korea Electric Power Corp.................            10,720           192,537
KT Corp...................................             7,160           268,012
POSCO.....................................             3,405           465,812
Samsung Electronics Co., Ltd..............             9,189         3,478,169
                                                               ---------------
                                                                     4,404,530
                                                               ---------------
Spain (3.4%)
ACS, Actividades Cons y Services S.A......             5,794           282,830
Altadis S.A...............................            17,700           502,334
Banco Santander Central Hispano S.A.......           130,568         1,546,460
Iberdrola S.A.............................             5,800           114,639
Sogecable S.A.*/\.........................            70,599         2,463,129
Telefonica S.A............................            88,976         1,306,358
                                                               ---------------
                                                                     6,215,750
                                                               ---------------
Sweden (0.5%)
Svenska Cellulosa AB, Class B.............            20,500           837,630
                                                               ---------------
Switzerland (8.1%)
Credit Suisse Group.......................            25,900           947,625
Givaudan S.A..............................               505           262,147
Nestle S.A. (Registered)..................             9,629         2,405,790
Novartis AG (Registered)..................            36,630         1,663,048
Roche Holding AG..........................            32,419         3,270,079
Swiss Reinsurance.........................            17,109         1,155,125
Synthes-Stratec, Inc......................               903           893,691
UBS AG....................................            60,071         4,114,019
                                                               ---------------
                                                                    14,711,524
                                                               ---------------
Taiwan (0.8%)
Compal Electronics, Inc.
   (Registered) (GDR).....................             2,160            14,796
Taiwan Semiconductor
   Manufacturing Co., Ltd. (ADR)*.........           149,123         1,527,020
                                                               ---------------
                                                                     1,541,816
                                                               ---------------
United Kingdom (19.2%)
Abbey National plc........................            23,600           224,335
Aviva plc.................................            91,700           804,782
Barclays Bank plc.........................           178,118         1,588,716
BP plc....................................           131,400         1,065,577
British American Tobacco plc..............            77,854         1,073,156
British Sky Broadcasting plc*.............           145,500         1,831,090
BT Group plc..............................            75,081           253,021
Cadbury Schweppes plc.....................            69,023           506,913
Centrica plc..............................            82,148           310,292
Compass Group plc.........................            76,562           520,821
Diageo plc................................            56,766           746,908
EMI Group plc.............................           655,972         1,864,191
GlaxoSmithKline plc.......................           121,390         2,781,533
HSBC Holdings plc.........................           244,530         3,843,421
Intercontinental Hotels Group plc.........            41,452           392,548
Kingfisher plc............................            67,085           334,458
Lloyds TSB Group plc......................           201,351         1,614,816
Marconi Corp. plc*........................            72,054           763,609
Marks & Spencer Group plc.................            29,271           151,435
Pearson plc...............................            29,100           324,022
Persimmon plc.............................            29,100           279,743
Prudential plc............................            60,506           511,519
Reed Elsevier plc.........................            24,430           204,345
Rexam plc.................................            54,127           414,472

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group plc..            48,800   $        77,095
Royal Bank of Scotland Group plc..........            31,800           937,019
Safeway plc...............................            44,700           227,257
Sainsbury J plc...........................            55,500           310,729
Shell Transport & Trading Co. plc.........           206,538         1,536,251
Shire Pharmaceuticals Group plc*..........            26,500           257,358
Signet Group plc..........................           143,300           264,225
Smith & Nephew plc........................            45,689           383,802
Smiths Group plc..........................            14,602           172,785
Taylor Woodward plc.......................            77,500           370,428
Tesco plc.................................           161,428           744,850
Travis Perkins plc........................             3,965            90,712
Trinity Mirror plc........................            30,200           305,455
Unilever plc..............................           114,760         1,069,821
Vedanta Resources plc*....................           140,065           922,717
Vodafone Group plc........................         1,286,577         3,189,898
Whitbread plc.............................            46,730           601,473
Wimpey (George) plc.......................            50,127           334,937
Wolseley plc..............................            41,858           591,966
WPP Group plc.............................            30,510           299,578
                                                               ---------------
                                                                    35,094,079
                                                               ---------------
United States (1.5%)
NTL, Inc.*................................            26,506         1,848,793
Wynn Resorts Ltd.*........................            32,494           910,157
                                                               ---------------
                                                                     2,758,950
                                                               ---------------
Total Common Stocks (92.0%)
   (Cost $140,042,417)....................                         168,254,591
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
LONG-TERM DEBT SECURITIES:
United Kingdom (0.2%)
TeleWest Communications plc
   9.88%, 2/1/10 (h) (Cost $235,947)......   $       625,000           387,500
                                                               ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (5.4%)
American Express Centurion GC,
   1.11%, 1/5/04..........................           324,898           324,898
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................           406,122           406,122
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................           162,475           162,475
CIC N.Y.,
   1.12%, 1/12/04.........................           406,122           406,122
Concord Minutemen C.C. LLC,
   Series A
   1.11%, 1/16/04.........................           323,966           323,966
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................           324,906           324,906
Fortis Bank, London,
   1.11%, 3/31/04.........................           406,122           406,122
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................           406,122           406,122
Greenwich Capital,
   1.07%, 1/2/04..........................         4,873,467         4,873,467
Hartford Life,
   1.20%, 12/31/04 (l)....................           129,959           129,959
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................            56,857            56,857
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................           267,042           267,042
New York Life Insurance,
   1.28%, 3/21/04 (l).....................           406,122           406,122
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................   $       406,122   $       406,122
SWIFT,
   Series 01-A7 A,
   1.16%, 3/15/04 (l).....................           228,293           228,293
Thames Asset Global Securities,
   1.11%, 1/20/04.........................           161,993           161,993
Tulip Funding,
   1.13%, 2/26/04.........................           356,460           356,460
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................           308,927           308,927
                                                               ---------------
                                                                     9,955,975
                                                               ---------------
Time Deposit (5.6%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        10,139,169        10,139,169
                                                               ---------------
Total Short-Term Debt Securities (11.0%)
   (Amortized Cost $20,095,144)...........                          20,095,144
                                                               ---------------
Total Investments (103.2%)
   (Cost/Amortized Cost $160,373,508).....                         188,737,235
Other Assets Less Liabilities
   (-3.2%)................................                          (5,819,781)
                                                               ---------------
Net Assets (100%).........................                     $   182,917,454
                                                               ===============
--------------------------------------------------------------------------------
Market Sector Diversification
As a Percentage of Total Equity Investments

Consumer Discretionary....................                                20.0%
Consumer Staples..........................                                 5.9
Energy....................................                                 7.0
Financials................................
   Banks..................................              15.3
   Diversified Financials.................               7.4
   Insurance..............................               2.8
   Real Estate............................               0.9
                                             ---------------
Total Financials..........................                                26.4
Health Care...............................                                 7.7
Industrials...............................                                 6.1
Information Technology....................                                13.1
Materials.................................                                 5.7
Telecommunications Services...............                                 6.4
Utilities.................................                                 1.7
                                                               ---------------
                                                                         100.0%
                                                               ===============
----------
*       Non-income producing.
/\      All, or a portion of security out on loan (See Note 1).

Section Securities exempt from registration under Rule 144A of the Se-curities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these se- curities amounted to $1,651,069 or 0.90% of net assets.

(h)     Security in default.

(l)     Floating Rate Security. Rate disclosed is as of December 31, 2003.
        Glossary:
        ADR - American Depositary Receipt
        CVA - Dutch Certification
        GDR - Global Depositary Receipt
        RNC - Risparmio Non-Convertible Savings Shares

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
At December 31, 2003 the Portfolio had the following futures contracts open:
(Note 1)

                   Number of  Expiration   Original     Value at     Unrealized
Purchase           Contracts     Date        Value      12/31/03    Appreciation
-----------------  ---------  ----------  -----------  -----------  ------------
FTSE 100 Index...     21       March-04   $ 1,650,508  $ 1,679,105  $     28,597
                                                                    ============

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    153,442,906
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............         62,610,908

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     27,779,697
Aggregate gross unrealized depreciation.....................           (690,530)
                                                               ----------------
Net unrealized appreciation.................................   $     27,089,167
                                                               ================
Federal income tax cost of investments......................   $    161,648,068
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $9,529,033. This was secured by collateral of $9,955,975 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $1,864 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $412,895 which expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $390,909 during 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (17.2%)
Apparel Retail (0.3%)
TJX Cos., Inc.............................            21,995   $       484,990
                                                               ---------------
Auto Components (0.6%)
American Axle & Manufacturing
   Holdings, Inc.*........................             4,300           173,806
Autoliv, Inc./\...........................             5,925           223,076
Johnson Controls, Inc.....................               425            49,351
Lear Corp.................................             1,825           111,927
Magna International, Inc., Class A........             2,850           228,143
                                                               ---------------
                                                                       786,303
                                                               ---------------
Automobiles (0.3%)
General Motors Corp./\....................             7,000           373,800
PACCAR, Inc...............................               500            42,560
                                                               ---------------
                                                                       416,360
                                                               ---------------
Casinos & Gaming (0.4%)
MGM Mirage, Inc.*.........................            15,370           578,066
                                                               ---------------
Computer & Electronics Retail (0.5%)
Best Buy Co., Inc.........................             1,200            62,688
Circuit City Stores, Inc..................            69,500           704,035
                                                               ---------------
                                                                       766,723
                                                               ---------------
Department Stores (0.5%)
Federated Department Stores, Inc..........             3,525           166,133
May Department Stores Co..................             9,100           264,537
Sears, Roebuck & Co./\....................             5,625           255,881
                                                               ---------------
                                                                       686,551
                                                               ---------------
General Merchandise Stores (1.9%)
Costco Wholesale Corp.*...................            18,630           692,663
Target Corp...............................            37,130         1,425,792
Wal-Mart Stores, Inc......................            11,575           614,054
                                                               ---------------
                                                                     2,732,509
                                                               ---------------
Home Improvement Retail (1.6%)
Home Depot, Inc...........................            21,165           751,146
Lowe's Cos., Inc..........................            25,345         1,403,860
Sherwin-Williams Co.......................             1,975            68,611
                                                               ---------------
                                                                     2,223,617
                                                               ---------------
Hotels (0.7%)
Hilton Hotels Corp........................            58,390         1,000,221
                                                               ---------------
Household Durables (0.4%)
Pulte Homes, Inc..........................             2,750           257,455
Whirlpool Corp............................             3,600           261,540
                                                               ---------------
                                                                       518,995
                                                               ---------------
Internet Retail (0.7%)
InterActiveCorp*/\........................            30,200         1,024,686
                                                               ---------------
Media (6.9%)
Cablevision Systems New York
   Group, Class A*/\......................            29,379           687,175
Comcast Corp., Class A*...................            16,755           550,737
Comcast Corp., Special Class A*...........            42,620         1,333,153
Fox Entertainment Group, Inc.,Class A*....            30,400           886,160
Hughes Electronics Corp.*.................            76,724         1,269,778
Liberty Media Corp., Class A*.............            94,927         1,128,682
Metro-Goldwyn-Mayer, Inc.*................            11,088           189,494
News Corp. Ltd. (ADR).....................                 1                 9
Time Warner, Inc.*........................           145,165         2,611,518
Viacom, Inc., Class B.....................            25,435         1,128,805
                                                               ---------------
                                                                     9,785,511
                                                               ---------------
Restaurants (0.5%)
McDonald's Corp...........................            26,165           649,677
                                                               ---------------
Specialty Stores (1.2%)
American Greetings Corp., Class A*/\......            30,000           656,100
Foot Locker, Inc..........................             2,000   $        46,900
Office Depot, Inc.*.......................            11,200           187,152
Staples, Inc.*............................            31,360           856,128
                                                               ---------------
                                                                     1,746,280
                                                               ---------------
Textiles & Apparel (0.7%)
Jones Apparel Group, Inc..................             3,700           130,351
Liz Claiborne, Inc........................             3,550           125,883
Mohawk Industries, Inc.*..................             2,600           183,404
Nike, Inc., Class B.......................             1,100            75,306
Reebok International Ltd..................             4,500           176,940
V.F. Corp.................................             5,300           229,172
                                                               ---------------
                                                                       921,056
                                                               ---------------
   Total Consumer Discretionary...........                          24,321,545
                                                               ---------------
Consumer Staples (2.5%)
Beverages (0.8%)
Anheuser-Busch Cos., Inc..................             6,915           364,282
Coca-Cola Co..............................             4,175           211,881
PepsiCo, Inc..............................            10,875           506,993
                                                               ---------------
                                                                     1,083,156
                                                               ---------------
Food Products (1.0%)
Altria Group, Inc.........................            13,050           710,181
Archer-Daniels-Midland Co.................             2,300            35,006
H.J. Heinz Co.............................            11,700           426,231
UST, Inc..................................             6,000           214,140
                                                               ---------------
                                                                     1,385,558
                                                               ---------------
Food Retail (0.3%)
Kroger Co.*...............................            15,800           292,458
Safeway, Inc.*............................            10,000           219,100
                                                               ---------------
                                                                       511,558
                                                               ---------------
Household Products (0.4%)
Colgate-Palmolive Co......................             9,830           491,991
Procter & Gamble Co.......................             1,225           122,353
                                                               ---------------
                                                                       614,344
                                                               ---------------
   Total Consumer Staples.................                           3,594,616
                                                               ---------------
Energy (6.6%)
Integrated Oil & Gas (4.0%)
Amerada Hess Corp.........................            22,400         1,191,008
ChevronTexaco Corp........................             7,575           654,404
ConocoPhillips............................             6,891           451,843
Exxon Mobil Corp..........................            35,270         1,446,070
Marathon Oil Co...........................            46,900         1,551,921
Occidental Petroleum Corp./\..............             7,000           295,680
                                                               ---------------
                                                                     5,590,926
                                                               ---------------
Oil & Gas Equipment & Services (1.1%)
El Paso Corp./\...........................           137,700         1,127,763
Halliburton Co............................            18,925           492,050
                                                               ---------------
                                                                     1,619,813
                                                               ---------------
Oil & Gas Exploration & Production (1.4%)
Anadarko Petroleum Corp...................             9,235           471,077
Unocal Corp...............................            40,100         1,476,883
                                                               ---------------
                                                                     1,947,960
                                                               ---------------
Oil & Gas Refining & Marketing (0.1%)
Valero Energy Corp........................             2,375           110,058
                                                               ---------------
   Total Energy...........................                           9,268,757
                                                               ---------------
Financials (23.1%)
Banks (6.6%)
AmSouth Bancorp...........................             6,450           158,025
Astoria Financial Corp....................             5,500           204,600
Bank of America Corp......................             8,675           697,730
Bank of New York Co., Inc.................            58,490         1,937,189
Bank One Corp.............................             7,275           331,667
Comerica, Inc.............................             4,950           277,497
FleetBoston Financial Corp................            10,400           453,960
Golden West Financial Corp................             2,450           252,816

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
Huntington Bancshares, Inc................             7,150   $       160,875
KeyCorp...................................             7,975           233,827
Lloyds TSB Group plc......................           127,100         1,019,330
National City Corp........................             6,650           225,701
PNC Financial Services Group, Inc.........             5,100           279,123
Regions Financial Corp....................             4,900           182,280
SunTrust Banks, Inc.......................             4,425           316,388
U.S. Bancorp..............................            15,350           457,123
Wachovia Corp.............................            10,900           507,831
Washington Mutual, Inc....................             8,425           338,011
Wells Fargo & Co..........................            21,250         1,251,412
                                                               ---------------
                                                                     9,285,385
                                                               ---------------
Diversified Financials (9.8%)
American Express Co.......................            28,280         1,363,944
Bear Stearns Cos., Inc....................             3,500           279,825
Capital One Financial Corp................             1,000            61,290
Charles Schwab Corp.......................            55,520           657,357
Citigroup, Inc............................            44,340         2,152,264
Countrywide Financial Corp................             1,265            95,975
E*TRADE Group, Inc.*/\....................           128,705         1,628,118
Fannie Mae................................            36,790         2,761,457
Freddie Mac...............................            18,750         1,093,500
Goldman Sachs Group, Inc..................             4,525           446,753
J.P. Morgan Chase & Co....................             6,000           220,380
Lehman Brothers Holdings, Inc.............             4,225           326,255
Merrill Lynch & Co., Inc..................             2,300           134,895
Morgan Stanley............................            27,885         1,613,705
SLM Corp..................................            27,960         1,053,533
                                                               ---------------
                                                                    13,889,251
                                                               ---------------
Insurance (6.2%)
Ace Ltd...................................             3,900           161,538
Allstate Corp.............................            22,415           964,293
American International Group, Inc.........             5,525           366,197
Aon Corp..................................            39,600           948,024
Chubb Corp................................             4,350           296,235
Hartford Financial Services
   Group, Inc.............................             5,300           312,859
Jefferson-Pilot Corp......................             5,400           273,510
John Hancock Financial
   Services, Inc..........................             7,600           285,000
Lincoln National Corp.....................            33,700         1,360,469
Marsh & McLennan Cos., Inc................            19,800           948,222
MBIA, Inc.................................             4,700           278,381
Metlife, Inc..............................            10,525           354,377
MGIC Investment Corp./\...................             4,400           250,536
PartnerReinsurance Ltd....................               900            52,245
Renaissance Reinsurance Holdings Ltd......             2,200           107,910
St. Paul Cos., Inc........................            34,400         1,363,960
Travelers Property Casualty Corp.,
   Class A................................            14,234           238,847
Travelers Property Casualty Corp.,
   Class B................................                71             1,205
XL Capital Ltd., Class A..................             2,700           209,385
                                                               ---------------
                                                                     8,773,193
                                                               ---------------
Real Estate (0.5%)
Boston Properties, Inc. (REIT)............            13,300           640,927
                                                               ---------------
   Total Financials.......................                          32,588,756
                                                               ---------------
Health Care (13.1%)
Biotechnology (3.1%)
Amgen, Inc.*..............................            22,575         1,395,135
Genentech, Inc.*/\........................            18,155         1,698,763
Genzyme Corp. -
   General Division*/\....................            25,290         1,247,809
                                                               ---------------
                                                                     4,341,707
                                                               ---------------
Health Care Equipment & Services (4.1%)
Aetna, Inc................................               575   $        38,858
Caremark Rx, Inc.*/\......................            52,890         1,339,704
Eclipsys Corp.*...........................            45,400           528,456
Guidant Corp..............................             5,500           331,100
Health Management Associates,
   Inc., Class A..........................            44,000         1,056,000
Health Net, Inc.*.........................             2,350            76,845
Humana, Inc.*.............................            10,600           242,210
Medtronic, Inc............................            12,400           602,764
Quest Diagnostics, Inc.*..................            15,200         1,111,272
St. Jude Medical, Inc.*...................             7,765           476,383
                                                               ---------------
                                                                     5,803,592
                                                               ---------------
Pharmaceuticals (5.9%)
Abbott Laboratories.......................             8,900           414,740
Bristol-Myers Squibb Co...................            16,275           465,465
Eli Lilly & Co............................             3,750           263,738
Forest Laboratories, Inc.*................             4,530           279,954
GlaxoSmithKline plc (ADR)/\...............             5,100           237,762
Johnson & Johnson.........................            12,675           654,790
Merck & Co., Inc..........................            12,375           571,725
Mylan Laboratories, Inc...................            18,275           461,627
OSI Pharmaceuticals, Inc.*/\..............            26,495           853,404
Pfizer, Inc...............................           105,350         3,722,015
Wyeth.....................................             9,175           389,479
                                                               ---------------
                                                                     8,314,699
                                                               ---------------
   Total Health Care......................                          18,459,998
                                                               ---------------
Industrials (6.6%)
Aerospace & Defense (0.7%)
Goodrich Corp.............................             8,200           243,458
Martin Marietta Materials, Inc............             3,800           178,486
United Technologies Corp..................             5,255           498,016
                                                               ---------------
                                                                       919,960
                                                               ---------------
Air Freight & Couriers (0.3%)
FedEx Corp................................             6,190           417,825
United Parcel Service, Inc., Class B......               600            44,730
                                                               ---------------
                                                                       462,555
                                                               ---------------
Airlines (0.3%)
Southwest Airlines Co.....................            29,550           476,937
                                                               ---------------
Commercial Services & Supplies (0.2%)
Cendant Corp.*............................             4,100            91,307
Pitney Bowes, Inc.........................               475            19,295
R.R. Donnelley & Sons Co./\...............             4,900           147,735
                                                               ---------------
                                                                       258,337
                                                               ---------------
Construction & Engineering (0.0%)
Crane Co..................................             2,300            70,702
                                                               ---------------
Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A...........             2,225           128,894
Hubbell, Inc., Class B....................             3,800           167,580
                                                               ---------------
                                                                       296,474
                                                               ---------------
Industrial Conglomerates (2.3%)
General Electric Co.......................            62,730         1,943,375
Textron, Inc..............................             5,300           302,418
Tyco International Ltd....................            36,605           970,033
                                                               ---------------
                                                                     3,215,826
                                                               ---------------
Machinery (1.2%)
Caterpillar, Inc..........................             1,300           107,926
Deere & Co................................            15,400         1,001,770
Eaton Corp................................             2,225           240,255
Ingersoll-Rand Co., Class A...............             1,650           112,002
Parker-Hannifin Corp......................             3,450           205,275
                                                               ---------------
                                                                     1,667,228
                                                               ---------------
Railroads (1.2%)
Burlington Northern Santa Fe Corp.........             6,000           194,100
CSX Corp..................................             7,300           262,362

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
Norfolk Southern Corp.....................             8,200   $       193,930
Union Pacific Corp........................            14,100           979,668
                                                               ---------------
                                                                     1,630,060
                                                               ---------------
Trading Companies & Distributors (0.1%)
Genuine Parts Co..........................             3,450           114,540
                                                               ---------------
Trucking (0.1%)
BorgWarner, Inc...........................             2,100           178,647
                                                               ---------------
   Total Industrials......................                           9,291,266
                                                               ---------------
Information Technology (19.7%)
Application Software (1.8%)
Electronic Arts, Inc.*....................            37,340         1,784,105
Intuit, Inc.*.............................            15,075           797,619
                                                               ---------------
                                                                     2,581,724
                                                               ---------------
Computer Hardware (2.5%)
Dell, Inc.*...............................            28,845           979,576
Hewlett-Packard Co........................            83,300         1,913,401
International Business Machines Corp......             6,975           646,443
                                                               ---------------
                                                                     3,539,420
                                                               ---------------
Computer Storage & Peripherals (1.5%)
EMC Corp.*................................             8,800           113,696
Lexmark International, Inc.*..............            11,850           931,884
Quantum Corp.*............................             3,100             9,672
Seagate Technology*/\.....................            52,100           984,690
                                                               ---------------
                                                                     2,039,942
                                                               ---------------
Electronic Equipment & Instruments (1.3%)
Arrow Electronics, Inc.*..................               600            13,884
Avnet, Inc.*..............................             9,700           210,102
Energizer Holdings, Inc.*.................             3,100           116,436
Flextronics International Ltd.*/\.........            54,575           809,893
Ingram Micro, Inc., Class A*..............             4,300            68,370
Sanmina-SCI Corp.*........................            13,300           167,713
Solectron Corp.*/\........................            33,700           199,167
Tech Data Corp.*..........................             5,875           233,179
Vishay Intertechnology, Inc.*.............             3,000            68,700
                                                               ---------------
                                                                     1,887,444
                                                               ---------------
Internet Software & Services (0.9%)
DoubleClick, Inc.*/\......................            60,900           622,398
Yahoo!, Inc.*.............................            15,725           710,298
                                                               ---------------
                                                                     1,332,696
                                                               ---------------
IT Consulting & Services (0.8%)
Affiliated Computer Services, Inc.,
   Class A*...............................            20,650         1,124,599
                                                               ---------------
Networking Equipment (1.8%)
Cisco Systems, Inc.*......................           101,905         2,475,272
                                                               ---------------
Semiconductor Equipment (0.9%)
Applied Materials, Inc.*..................            58,895         1,322,193
                                                               ---------------
Semiconductors (2.8%)
Altera Corp.*.............................             1,900            43,130
Intel Corp................................            27,725           892,745
Linear Technology Corp....................            21,415           900,929
Texas Instruments, Inc....................            68,495         2,012,383
Xilinx, Inc.*.............................             1,400            54,236
                                                               ---------------
                                                                     3,903,423
                                                               ---------------
Systems Software (3.5%)
Adobe Systems, Inc........................             1,000            39,300
Microsoft Corp............................           100,210         2,759,783
Oracle Corp.*.............................            80,285         1,059,762
VERITAS Software Corp.*...................            28,175         1,046,983
                                                               ---------------
                                                                     4,905,828
                                                               ---------------
Telecommunications Equipment (1.9%)
ADC Telecommunications, Inc.*/\...........            45,000           133,650
Corning, Inc.*............................            32,200           335,846
JDS Uniphase Corp.*.......................            54,900   $       200,385
Lucent Technologies, Inc.*/\..............            16,900            47,996
Nokia OYJ (ADR)/\.........................            77,635         1,319,795
Nortel Networks Corp.*....................            71,000           300,330
QUALCOMM, Inc.............................             6,300           339,759
Tellabs, Inc.*............................             7,950            67,019
                                                               ---------------
                                                                     2,744,780
                                                               ---------------
   Total Information Technology...........                          27,857,321
                                                               ---------------
Materials (1.3%)
Chemicals (0.9%)
Ashland, Inc..............................             5,025           221,401
Dow Chemical Co...........................             6,100           253,577
DuPont (E.I.) de Nemours & Co.............             6,675           306,316
Monsanto Co...............................             9,200           264,776
PPG Industries, Inc.......................             3,150           201,663
                                                               ---------------
                                                                     1,247,733
                                                               ---------------
Containers & Packaging (0.0%)
Smurfit-Stone Container Corp.*............               700            12,999
                                                               ---------------
Metals & Mining (0.2%)
Alcan, Inc./\.............................             5,000           234,750
Alcoa, Inc................................             2,100            79,800
                                                               ---------------
                                                                       314,550
                                                               ---------------
Paper & Forest Products (0.2%)
Georgia-Pacific Corp......................             8,900           272,963
                                                               ---------------
   Total Materials........................                           1,848,245
                                                               ---------------
Telecommunication Services (2.0%)
Diversified Telecommunication Services
(1.1%)
Alltel Corp...............................             2,000            93,160
BellSouth Corp............................            11,650           329,695
Qwest Communications
   International, Inc.*...................            38,350           165,672
SBC Communications, Inc...................             5,200           135,564
Sprint Corp. (FON Group)/\................            18,600           305,412
Verizon Communications, Inc...............            14,775           518,307
                                                               ---------------
                                                                     1,547,810
                                                               ---------------
Wireless Telecommunication Services (0.9%)
Nextel Communications, Inc.,
   Class A*...............................            39,800         1,116,788
Sprint Corp. (PCS Group)*.................            28,400           159,608
                                                               ---------------
                                                                     1,276,396
                                                               ---------------
   Total Telecommunication Services.......                           2,824,206
                                                               ---------------
Utilities (2.4%)
Electric Utilities (2.1%)
American Electric Power, Inc..............             9,475           289,082
Constellation Energy Group, Inc...........             2,625           102,795
Dominion Resources, Inc...................            21,900         1,397,877
Entergy Corp..............................             4,300           245,659
Exelon Corp...............................             5,000           331,800
FirstEnergy Corp..........................             7,400           260,480
Pinnacle West Capital Corp................             6,200           248,124
PPL Corp..................................             2,050            89,688
                                                               ---------------
                                                                     2,965,505
                                                               ---------------
Gas Utilities (0.2%)
Sempra Energy.............................             7,100           213,426
                                                               ---------------
Multi - Utilities (0.1%)
Alliant Energy Corp.......................             6,900           171,810
Xcel Energy, Inc..........................             2,000            33,960
                                                               ---------------
                                                                       205,770
                                                               ---------------
   Total Utilities........................                           3,384,701
                                                               ---------------
Total Common Stocks (94.5%)
   (Cost $114,980,086)....................                         133,439,411
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Principal           Value
                                                  Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (1.4%)
Prudential Funding LLC
   0.85%, 1/2/04..........................   $     2,000,000   $     1,999,906
                                                               ---------------
Short-Term Investments of Cash Collateral
   for Securities Loaned (10.4%)
American Express Centurion GC,
   1.11%, 1/5/04..........................           480,191           480,191
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................           600,239           600,239
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................           240,134           240,134
CIC N.Y.,
   1.12%, 1/12/04.........................           600,239           600,239
Concord Minutemen C.C. LLC, Series A
   1.11%, 1/16/04.........................           478,814           478,814
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................           480,203           480,203
Fortis Bank, London,
   1.11%, 3/31/04.........................           600,239           600,239
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................           600,239           600,239
Greenwich Capital,
   1.07%, 1/2/04..........................         7,202,869         7,202,869
Hartford Life,
   1.20%, 12/31/04 (l)....................           192,077           192,077
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................            84,033            84,033
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................           394,682           394,682
New York Life Insurance,
   1.28%, 3/21/04 (l).....................           600,239           600,239
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................           600,239           600,239
SWIFT,
   Series 01-A7 A,
   1.16%, 3/15/04 (l).....................   $       337,411   $       337,411
Thames Asset Global Securities,
   1.11%, 1/20/04.........................           239,422           239,422
Tulip Funding,
   1.13%, 2/26/04.........................           526,839           526,839
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................           456,587           456,587
                                                               ---------------
                                                                    14,714,696
                                                               ---------------
Time Deposit (3.6%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................         5,121,480         5,121,480
                                                               ---------------
U.S. Government Agency (1.0%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/2/04................         1,400,000         1,399,942
                                                               ---------------
Total Short-Term Debt Securities (16.4%)
   (Amortized Cost $23,236,024)...........                          23,236,024
                                                               ---------------
Total Investments (110.9%)
   (Cost/Amortized Cost $138,216,110).....                         156,675,435
Other Assets Less
   Liabilities (-10.9%)...................                         (15,448,282)
                                                               ---------------
Net Assets (100%).........................                     $   141,227,153
                                                               ===============

----------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    100,702,804
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............         37,809,852

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     18,099,957
Aggregate gross unrealized depreciation.....................           (713,210)
                                                               ----------------
Net unrealized appreciation.................................   $     17,386,747
                                                               ================
Federal income tax cost of investments......................   $    139,288,688
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of This was secured by $14,406,376. collateral of $14,714,696 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $28,196 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $286,084 which expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $1,121,721 during 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (16.5%)
Apparel Retail (0.1%)
Coach, Inc.*..............................             7,080   $       267,270
                                                               ---------------
Automobiles (1.7%)
Harley-Davidson, Inc......................            92,300         4,387,019
                                                               ---------------
Computer & Electronics Retail (0.1%)
Best Buy Co., Inc.........................             6,900           360,456
                                                               ---------------
General Merchandise Stores (1.8%)
Wal-Mart Stores, Inc......................            87,870         4,661,503
                                                               ---------------
Home Improvement Retail (1.3%)
Lowe's Cos., Inc..........................            64,170         3,554,376
                                                               ---------------
Household Durables (0.1%)
Lennar Corp., Class A.....................             1,850           177,600
                                                               ---------------
Internet Retail (4.6%)
Amazon.com, Inc.*/\.......................           106,985         5,631,690
eBay, Inc.*/\.............................            97,525         6,299,140
                                                               ---------------
                                                                    11,930,830
                                                               ---------------
Media (4.1%)
Comcast Corp., Special Class A*...........            67,030         2,096,698
News Corp. Ltd. (ADR)/\...................             7,800           235,950
Pixar, Inc.*/\............................            28,950         2,005,946
Tribune Co................................             9,075           468,270
Viacom, Inc., Class B.....................           125,400         5,565,252
Westwood One, Inc.*.......................            11,400           389,994
                                                               ---------------
                                                                    10,762,110
                                                               ---------------
Restaurants (1.5%)
McDonald's Corp...........................            17,325           430,180
Starbucks Corp.*..........................           103,500         3,421,710
                                                               ---------------
                                                                     3,851,890
                                                               ---------------
Specialty Stores (0.8%)
Bed Bath & Beyond, Inc.*..................            38,830         1,683,281
Tiffany & Co..............................             8,790           397,308
                                                               ---------------
                                                                     2,080,589
                                                               ---------------
Textiles & Apparel (0.4%)
Nike, Inc., Class B.......................            14,625         1,001,228
                                                               ---------------
   Total Consumer Discretionary...........                          43,034,871
                                                               ---------------
Consumer Staples (5.7%)
Beverages (1.3%)
Anheuser-Busch Cos., Inc..................            19,680         1,036,742
Coca-Cola Co..............................            20,600         1,045,450
PepsiCo, Inc..............................            30,000         1,398,600
                                                               ---------------
                                                                     3,480,792
                                                               ---------------
Drug Retail (1.6%)
Walgreen Co...............................           117,830         4,286,656
                                                               ---------------
Food Distributors (0.3%)
SYSCO Corp................................            20,200           752,046
                                                               ---------------
Household Products (1.7%)
Colgate-Palmolive Co......................            16,850           843,343
Procter & Gamble Co.......................            35,840         3,579,699
                                                               ---------------
                                                                     4,423,042
                                                               ---------------
Personal Products (0.8%)
Avon Products, Inc........................            29,270         1,975,432
                                                               ---------------
   Total Consumer Staples.................                          14,917,968
                                                               ---------------
Energy (0.7%)
Oil & Gas Equipment & Services (0.7%)
Baker Hughes, Inc.........................            30,000           964,800
BJ Services Co.*..........................            22,825           819,417
                                                               ---------------
   Total Energy...........................                           1,784,217
                                                               ---------------
Financials (14.0%)
Banks (0.0%)
M&T Bank Corp.............................             1,050   $       103,215
                                                               ---------------
Diversified Financials (7.8%)
Charles Schwab Corp.......................           289,250         3,424,720
Citigroup, Inc............................            87,390         4,241,911
Fannie Mae................................            45,775         3,435,871
Franklin Resources, Inc...................             8,600           447,716
Goldman Sachs Group, Inc..................            21,700         2,142,441
MBNA Corp.................................            88,530         2,199,971
Merrill Lynch & Co., Inc..................            32,480         1,904,952
Morgan Stanley............................            45,460         2,630,770
                                                               ---------------
                                                                    20,428,352
                                                               ---------------
Insurance (6.2%)
Ace Ltd...................................             4,430           183,491
AFLAC, Inc................................            79,350         2,870,883
American International Group, Inc.........            84,945         5,630,154
Progressive Corp..........................            84,400         7,054,996
Safeco Corp...............................            10,900           424,337
                                                               ---------------
                                                                    16,163,861
                                                               ---------------
   Total Financials.......................                          36,695,428
                                                               ---------------
Health Care (21.3%)
Biotechnology (6.9%)
Amgen, Inc.*..............................           137,710         8,510,478
Genentech, Inc.*/\........................            57,710         5,399,924
Gilead Sciences, Inc.*....................            27,020         1,570,943
MedImmune, Inc.*..........................            95,440         2,424,176
                                                               ---------------
                                                                    17,905,521
                                                               ---------------
Health Care Equipment & Services (5.2%)
Alcon, Inc................................            12,870           779,150
Boston Scientific Corp.*..................            41,400         1,521,864
Cardinal Health, Inc......................             9,200           562,672
Caremark Rx, Inc.*/\......................            18,580           470,631
Express Scripts, Inc.*....................            10,100           670,943
Health Management Associates,
   Inc., Class A..........................            40,670           976,080
Medtronic, Inc............................            49,860         2,423,694
St. Jude Medical, Inc.*...................            30,920         1,896,942
Stryker Corp..............................            14,480         1,230,945
UnitedHealth Group, Inc./\................            19,840         1,154,291
WellPoint Health Networks, Inc.*..........            18,840         1,827,292
Zimmer Holdings, Inc.*....................             2,600           183,040
                                                               ---------------
                                                                    13,697,544
                                                               ---------------
Pharmaceuticals (9.2%)
Allergan, Inc.............................            10,130           778,085
Eli Lilly & Co............................            53,250         3,745,073
Forest Laboratories, Inc.*................            28,360         1,752,648
Johnson & Johnson.........................            68,970         3,562,990
Pfizer, Inc...............................           299,220        10,571,443
Teva Pharmaceutical Industries
   Ltd. (ADR)/\...........................            16,200           918,702
Wyeth.....................................            64,180         2,724,441
                                                               ---------------
                                                                    24,053,382
                                                               ---------------
   Total Health Care......................                          55,656,447
                                                               ---------------
Industrials (6.4%)
Aerospace & Defense (1.1%)
United Technologies Corp..................            31,490         2,984,307
                                                               ---------------
Air Freight & Couriers (0.3%)
United Parcel Service, Inc., Class B......            11,000           820,050
                                                               ---------------
Airlines (0.8%)
Southwest Airlines Co.....................           131,000         2,114,340
                                                               ---------------
Building Products (0.1%)
American Standard Cos., Inc.*.............             1,760           177,232
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
Industrial Conglomerates (3.4%)
3M Co.....................................            17,100   $     1,454,013
General Electric Co.......................           235,660         7,300,747
                                                               ---------------
                                                                     8,754,760
                                                               ---------------
Machinery (0.7%)
Danaher Corp..............................            15,760         1,445,980
Ingersoll-Rand Co., Class A...............             5,200           352,976
                                                               ---------------
                                                                     1,798,956
                                                               ---------------
   Total Industrials......................                          16,649,645
                                                               ---------------
Information Technology (32.7%)
Application Software (2.4%)
Electronic Arts, Inc.*....................            44,760         2,138,633
Intuit, Inc.*.............................            14,680           776,719
Mercury Interactive Corp.*/\..............            20,490           996,634
SAP AG (ADR)..............................            25,100         1,043,156
Symantec Corp.*...........................            37,290         1,292,098
                                                               ---------------
                                                                     6,247,240
                                                               ---------------
Computer Hardware (3.5%)
Dell, Inc.*...............................           245,210         8,327,332
Hewlett-Packard Co........................            34,500           792,465
                                                               ---------------
                                                                     9,119,797
                                                               ---------------
Computer Storage & Peripherals (1.6%)
Network Appliance, Inc.*..................           203,300         4,173,749
                                                               ---------------
Electronic Equipment & Instruments (0.1%)
Flextronics International Ltd.*/\.........            24,000           356,160
                                                               ---------------
Internet Software & Services (2.5%)
Yahoo!, Inc.*.............................           144,600         6,531,582
                                                               ---------------
IT Consulting & Services (0.7%)
Accenture Ltd., Class A*..................            34,500           908,040
Affiliated Computer Services, Inc.,
   Class A*...............................            16,140           878,984
                                                               ---------------
                                                                     1,787,024
                                                               ---------------
Networking Equipment (3.7%)
Cisco Systems, Inc.*......................           343,250         8,337,542
Juniper Networks, Inc.*/\.................            70,450         1,316,006
                                                               ---------------
                                                                     9,653,548
                                                               ---------------
Semiconductor Equipment (2.1%)
Applied Materials, Inc.*..................           158,740         3,563,713
ASML Holding N.V. (N.Y. Shares)*..........            21,800           437,090
Marvell Technology Group Ltd.*............            23,430           888,700
Microchip Technology, Inc.................            20,300           677,208
                                                               ---------------
                                                                     5,566,711
                                                               ---------------
Semiconductors (9.3%)
Altera Corp.*.............................            41,260           936,602
Broadcom Corp., Class A*..................            40,220         1,371,100
Intel Corp................................           348,060        11,207,532
Linear Technology Corp....................            21,240           893,567
Maxim Integrated Products, Inc............           128,010         6,374,898
Xilinx, Inc.*.............................            90,500         3,505,970
                                                               ---------------
                                                                    24,289,669
                                                               ---------------
Systems Software (6.1%)
Microsoft Corp............................           350,060         9,640,653
Novell, Inc.*.............................            43,000           452,360
Oracle Corp.*.............................           166,500         2,197,800
VERITAS Software Corp.*...................            95,740         3,557,698
                                                               ---------------
                                                                    15,848,511
                                                               ---------------
Telecommunications Equipment (0.7%)
Nokia OYJ (ADR)/\.........................            40,000           680,000
QUALCOMM, Inc.............................            23,150         1,248,479
                                                               ---------------
                                                                     1,928,479
                                                               ---------------
   Total Information Technology...........                          85,502,470
                                                               ---------------
Materials (0.2%)
Chemicals (0.2%)
Air Products & Chemicals, Inc.............             9,300   $       491,319
                                                               ---------------
Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Vodafone Group plc (ADR)/\................            47,000         1,176,880
                                                               ---------------
Total Common Stocks (97.9%)
   (Cost $218,232,737)....................                         255,909,245
                                                               ---------------

                                                Principal
                                                  Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
for Securities Loaned (7.1%)
American Express Centurion GC,
   1.11%, 1/5/04..........................   $       605,400           605,400
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................           756,750           756,750
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................           302,748           302,748
CIC N.Y.,
   1.12%, 1/12/04.........................           756,750           756,750
Concord Minutemen C.C. LLC,
   Series A
   1.11%, 1/16/04.........................           603,664           603,664
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................           605,415           605,415
Fortis Bank, London,
   1.11%, 3/31/04.........................           756,750           756,750
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................           756,750           756,750
Greenwich Capital,
   1.07%, 1/2/04..........................         9,081,004         9,081,004
Hartford Life,
   1.20%, 12/31/04 (l)....................           242,160           242,160
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................           105,945           105,945
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................           497,594           497,594
New York Life Insurance,
   1.28%, 3/21/04 (l).....................           756,751           756,751
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................           756,751           756,751
SWIFT,
   Series 01-A7 A,
   1.16%, 3/15/04 (l).....................           425,390           425,390
Thames Asset Global Securities,
   1.11%, 1/20/04.........................           301,851           301,851
Tulip Funding,
   1.13%, 2/26/04.........................           664,211           664,211
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................           575,641           575,641
                                                               ---------------
                                                                    18,551,525
                                                               ---------------
Time Deposit (2.8%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................         7,273,122         7,273,122
                                                               ---------------
Total Short-Term Debt Securities (9.9%)
   (Amortized Cost $25,824,647)...........                          25,824,647
                                                               ---------------
Total Investments (107.8%)
   (Cost/Amortized Cost $244,057,384).....                         281,733,892
Other Assets Less Liabilities (-7.8%).....                         (20,239,924)
                                                               ---------------
Net Assets (100%).........................                     $   261,493,968
                                                               ===============

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    183,809,427
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............         46,348,412

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     36,679,703
Aggregate gross unrealized depreciation.....................         (1,321,078)
                                                               ----------------
Net unrealized appreciation.................................   $     35,358,625
                                                               ================
Federal income tax cost of investments......................   $    246,375,267
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $18,279,182. This was secured by collateral of $18,551,525 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $1,072 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $3,805,675 of which $1,406,718 expires in the year 2010 and $2,398,957 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (15.4%)
Apparel Retail (0.2%)
Ross Stores, Inc..........................            20,000   $       528,600
                                                               ---------------
Auto Components (0.3%)
Johnson Controls, Inc.....................             7,000           812,840
                                                               ---------------
Automobiles (0.3%)
Harley-Davidson, Inc......................            19,500           926,835
                                                               ---------------
Department Stores (0.2%)
Sears, Roebuck & Co/\.....................             9,620           437,614
                                                               ---------------
General Merchandise Stores (1.2%)
Target Corp...............................            80,650         3,096,960
                                                               ---------------
Home Improvement Retail (0.9%)
Home Depot, Inc...........................            41,000         1,455,090
Lowe's Cos., Inc..........................            15,000           830,850
                                                               ---------------
                                                                     2,285,940
                                                               ---------------
Hotels (0.4%)
Carnival Corp.............................            17,500           695,275
Royal Caribbean Cruises Ltd./\............            15,000           521,850
                                                               ---------------
                                                                     1,217,125
                                                               ---------------
Household Durables (0.2%)
Newell Rubbermaid, Inc....................            20,100           457,677
                                                               ---------------
Leisure Products (0.1%)
Hasbro, Inc...............................             8,400           178,752
                                                               ---------------
Media (11.3%)
Blockbuster, Inc., Class A................            23,000           412,850
Clear Channel Communications, Inc.........            25,000         1,170,750
Comcast Corp., Class A*...................           132,100         4,342,127
Comcast Corp., Special Class A*...........           114,400         3,578,432
COX Communications, Inc., Class A*/\......            28,300           974,935
Gannett Co., Inc..........................            30,100         2,683,716
Liberty Media Corp., Class A*.............           334,750         3,980,177
Reed Elsevier plc.........................           128,130         1,071,745
Time Warner, Inc.*........................           322,070         5,794,039
Tribune Co................................            23,740         1,224,984
Viacom, Inc., Class B/\...................            98,770         4,383,413
                                                               ---------------
                                                                    29,617,168
                                                               ---------------
Restaurants (0.1%)
McDonald's Corp...........................             9,700           240,851
                                                               ---------------
Textiles & Apparel (0.2%)
Mohawk Industries, Inc.*..................             9,000           634,860
                                                               ---------------
   Total Consumer Discretionary...........                          40,435,222
                                                               ---------------
Consumer Staples (7.7%)
Beverages (1.1%)
Anheuser-Busch Cos., Inc..................            35,400         1,864,872
Diageo plc................................            46,410           610,647
PepsiCo, Inc..............................             6,420           299,300
                                                               ---------------
                                                                     2,774,819
                                                               ---------------
Food Products (4.1%)
Altria Group, Inc.........................           108,680         5,914,365
Archer-Daniels-Midland Co.................            81,930         1,246,975
H.J. Heinz Co.............................            23,010           838,254
Kellogg Co................................            47,440         1,806,515
Loews Corp.- Carolina Group...............            32,500           820,300
Tyson Foods, Inc., Class A................            10,190           134,916
                                                               ---------------
                                                                    10,761,325
                                                               ---------------
Food Retail (0.0%)
Safeway, Inc.*............................             5,850           128,174
                                                               ---------------
Household Products (1.8%)
Colgate-Palmolive Co......................            23,500   $     1,176,175
Kimberly-Clark Corp.......................            30,290         1,789,836
Procter & Gamble Co.......................            18,400         1,837,792
                                                               ---------------
                                                                     4,803,803
                                                               ---------------
Personal Products (0.7%)
Avon Products, Inc........................            27,590         1,862,049
                                                               ---------------
   Total Consumer Staples.................                          20,330,170
                                                               ---------------
Energy (12.0%)
Integrated Oil & Gas (9.6%)
BP plc (ADR)/\............................           151,870         7,494,784
ChevronTexaco Corp........................            18,200         1,572,298
ConocoPhillips............................           126,529         8,296,507
Exxon Mobil Corp..........................            95,290         3,906,890
National Fuel Gas Co......................             9,690           236,824
Occidental Petroleum Corp./\..............            71,500         3,020,160
Total S.A. (ADR)..........................             7,840           725,278
                                                               ---------------
                                                                    25,252,741
                                                               ---------------
Oil & Gas Drilling (0.2%)
Noble Corp.*..............................            19,390           693,774
                                                               ---------------
Oil & Gas Equipment & Services (0.5%)
Baker Hughes, Inc.........................            16,580           533,213
Schlumberger Ltd..........................            13,120           717,926
                                                               ---------------
                                                                     1,251,139
                                                               ---------------
Oil & Gas Exploration & Production (1.7%)
Apache Corp...............................             9,000           729,900
Devon Energy Corp.........................             9,500           543,970
Kerr-McGee Corp...........................            12,600           585,774
Noble Energy, Inc.........................            32,000         1,421,760
Unocal Corp...............................            31,070         1,144,308
                                                               ---------------
                                                                     4,425,712
                                                               ---------------
   Total Energy...........................                          31,623,366
                                                               ---------------
Financials (27.6%)
Banks (8.0%)
Bank of America Corp......................           101,240         8,142,733
Bank One Corp.............................            48,070         2,191,511
FleetBoston Financial Corp................            70,680         3,085,182
Mellon Financial Corp.....................            49,190         1,579,491
PNC Financial Services Group, Inc.........            11,800           645,814
SouthTrust Corp...........................            12,550           410,762
SunTrust Banks, Inc.......................            26,990         1,929,785
Wells Fargo & Co..........................            50,900         2,997,501
                                                               ---------------
                                                                    20,982,779
                                                               ---------------
Diversified Financials (11.6%)
American Express Co.......................            18,790           906,242
Citigroup, Inc............................           219,700        10,664,238
Fannie Mae................................            68,520         5,143,111
Franklin Resources, Inc...................             8,300           432,098
Goldman Sachs Group, Inc..................            18,520         1,828,479
J.P. Morgan Chase & Co....................            65,000         2,387,450
Janus Capital Group, Inc..................             3,100            50,871
MBNA Corp.................................            36,400           904,540
Merrill Lynch & Co., Inc..................            46,460         2,724,879
Morgan Stanley............................            94,000         5,439,780
                                                               ---------------
                                                                    30,481,688
                                                               ---------------
Insurance (8.0%)
Ace Ltd...................................            40,000         1,656,800
Allstate Corp.............................            34,240         1,473,005
American International Group, Inc.........           114,300         7,575,804
Axis Capital Holdings Ltd.................            25,200           737,856
Chubb Corp................................            10,070           685,767
Hartford Financial Services Group, Inc....            12,660           747,320
Marsh & McLennan Cos., Inc................             4,600           220,294

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
Metlife, Inc..............................            64,210   $     2,161,951
PMI Group, Inc............................             5,300           197,319
Travelers Property Casualty Corp.,
   Class A................................           335,499         5,629,673
                                                               ---------------
                                                                    21,085,789
                                                               ---------------
   Total Financials.......................                          72,550,256
                                                               ---------------
Health Care (10.6%)
Health Care Equipment & Services (3.4%)
Alcon, Inc................................             6,900           417,726
Anthem, Inc.*/\...........................            13,000           975,000
Caremark Rx, Inc.*/\......................            98,400         2,492,472
Guidant Corp..............................             3,220           193,844
HCA, Inc./\...............................            23,700         1,018,152
Health Management Associates,
   Inc., Class A..........................            45,000         1,080,000
Tenet Healthcare Corp.*...................            16,150           259,208
WellPoint Health Networks, Inc.*..........            25,300         2,453,847
                                                               ---------------
                                                                     8,890,249
                                                               ---------------
Pharmaceuticals (7.2%)
Abbott Laboratories.......................            55,750         2,597,950
Aventis S.A. (ADR)/\......................            61,700         4,088,242
Johnson & Johnson.........................            48,320         2,496,211
Novartis AG (Registered)..................            22,400         1,016,988
Pfizer, Inc...............................           134,680         4,758,245
Roche Holding AG..........................             9,440           952,205
Schering-Plough Corp......................            73,200         1,272,948
Wyeth.....................................            40,000         1,698,000
                                                               ---------------
                                                                    18,880,789
                                                               ---------------
   Total Health Care......................                          27,771,038
                                                               ---------------
Industrials (7.7%)
Aerospace & Defense (2.0%)
Honeywell International, Inc..............             4,300           143,749
Lockheed Martin Corp......................             9,500           488,300
Northrop Grumman Corp.....................            14,720         1,407,232
United Technologies Corp..................            32,550         3,084,763
                                                               ---------------
                                                                     5,124,044
                                                               ---------------
Building Products (0.3%)
American Standard Cos., Inc.*.............             8,000           805,600
                                                               ---------------
Commercial Services & Supplies (1.7%)
Cendant Corp.*............................           199,700         4,447,319
                                                               ---------------
Electrical Equipment (0.4%)
Emerson Electric Co.......................            17,830         1,154,493
                                                               ---------------
Industrial Conglomerates (1.6%)
Tyco International Ltd....................           157,250         4,167,125
                                                               ---------------
Machinery (0.4%)
Deere & Co................................            14,110           917,855
Finning International, Inc................             3,700            85,897
                                                               ---------------
                                                                     1,003,752
                                                               ---------------
Railroads (1.3%)
Burlington Northern Santa Fe Corp.........            17,500           566,125
Union Pacific Corp........................            42,670         2,964,712
                                                               ---------------
                                                                     3,530,837
                                                               ---------------
   Total Industrials......................                          20,233,170
                                                               ---------------
Information Technology (5.8%)
Computer Hardware (1.8%)
Hewlett-Packard Co........................           161,550         3,710,803
International Business Machines Corp......            11,200         1,038,016
                                                               ---------------
                                                                     4,748,819
                                                               ---------------
Electronic Equipment & Instruments (1.1%)
Koninklijke (Royal) Philips
   Electronics N.V.(N.Y.shares)/\.........           102,850   $     2,991,907
                                                               ---------------
IT Consulting & Services (0.4%)
Affiliated Computer Services, Inc.,
   Class A*...............................            11,200           609,952
First Data Corp...........................            10,600           435,554
                                                               ---------------
                                                                     1,045,506
                                                               ---------------
Systems Software (1.1%)
Microsoft Corp............................           101,670         2,799,992
                                                               ---------------
Telecommunications Equipment (1.4%)
Motorola, Inc.............................           250,740         3,527,912
                                                               ---------------
   Total Information Technology...........                          15,114,136
                                                               ---------------
Materials (3.8%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.............            19,090         1,008,525
Dow Chemical Co...........................            20,280           843,040
Monsanto Co...............................             1,600            46,048
PPG Industries, Inc.......................            20,500         1,312,410
Praxair, Inc..............................             7,460           284,972
Syngenta AG...............................            13,440           905,237
                                                               ---------------
                                                                     4,400,232
                                                               ---------------
Containers & Packaging (0.2%)
Smurfit-Stone Container Corp.*............            20,660           383,656
                                                               ---------------
Metals & Mining (1.5%)
Alcoa, Inc................................            16,000           608,000
BHP Billiton plc..........................            65,700           573,953
Rio Tinto plc/\...........................            12,790           353,287
Rio Tinto plc (ADR).......................            22,450         2,498,910
                                                               ---------------
                                                                     4,034,150
                                                               ---------------
Paper & Forest Products (0.4%)
Bowater, Inc..............................             8,520           394,561
International Paper Co....................            16,010           690,191
                                                               ---------------
                                                                     1,084,752
                                                               ---------------
   Total Materials........................                           9,902,790
                                                               ---------------
Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.8%)
Alltel Corp...............................            17,000           791,860
BellSouth Corp............................            30,950           875,885
SBC Communications, Inc...................            84,070         2,191,705
Sprint Corp. (FON Group)..................            70,800         1,162,536
Verizon Communications, Inc...............            65,200         2,287,216
                                                               ---------------
                                                                     7,309,202
                                                               ---------------
Wireless Telecommunication Services (0.2%)
AT&T Wireless Services, Inc.*.............            56,300           449,837
                                                               ---------------
   Total Telecommunication Services.......                           7,759,039
                                                               ---------------
Utilities (3.4%)
Electric Utilities (3.1%)
Cinergy Corp..............................            15,400           597,674
Dominion Resources, Inc...................             5,400           344,682
Entergy Corp..............................            90,000         5,141,700
FirstEnergy Corp..........................             5,830           205,216
FPL Group, Inc./\.........................             6,780           443,547
NSTAR.....................................             7,860           381,210
PPL Corp..................................            11,780           515,375
TXU Corp..................................            25,690           609,367
                                                               ---------------
                                                                     8,238,771
                                                               ---------------
Gas Utilities (0.1%)
KeySpan Corp..............................             8,640           317,952
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
Multi - Utilities (0.2%)
Energy East Corp..........................            20,020   $       448,448
                                                               ---------------
   Total Utilities........................                           9,005,171
                                                               ---------------
Total Common Stocks (97.0%)
   (Cost $223,608,328)....................                         254,724,358
                                                               ---------------

                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (8.7%)
American Express Centurion GC,
   1.11%, 1/5/04..........................   $       741,973           741,973
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................           927,466           927,466
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................           371,045           371,045
CIC N.Y.,
   1.12%, 1/12/04.........................           927,466           927,466
Concord Minutemen C.C. LLC,
   Series A
   1.11%, 1/16/04.........................           739,845           739,845
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................           741,990           741,990
Fortis Bank, London,
   1.11%, 3/31/04.........................           927,466           927,466
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................           927,466           927,466
Greenwich Capital,
   1.07%, 1/2/04..........................        11,129,590        11,129,590
Hartford Life,
   1.20%, 12/31/04 (l)....................           296,789           296,789
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................           129,845           129,845
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................   $       609,847   $       609,847
New York Life Insurance,
   1.28%, 3/21/04 (l).....................           927,466           927,466
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................           927,466           927,466
SWIFT,
   Series 01-A7 A,
   1.16%, 3/15/04 (l).....................           521,354           521,354
Thames Asset Global Securities,
   1.11%, 1/20/04.........................           369,945           369,945
Tulip Funding,
   1.13%, 2/26/04.........................           814,051           814,051
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................           705,500           705,500
                                                               ---------------
                                                                    22,736,570
                                                               ---------------
Time Deposit (3.4%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................         8,810,505         8,810,505
                                                               ---------------
Total Short-Term Debt Securities (12.1%)
   (Amortized Cost $31,547,075)...........                          31,547,075
                                                               ---------------
Total Investments (109.1%)
   (Cost/Amortized Cost $255,155,403).....                         286,271,433
Other Assets Less Liabilities (-9.1%).....                         (23,812,252)
                                                               ---------------
Net Assets (100%).........................                     $   262,459,181
                                                               ===============

----------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt

--------------------------------------------------------------------------------

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    328,421,261
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        205,423,062

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     30,203,105
Aggregate gross unrealized depreciation.....................           (663,294)
                                                               ----------------
Net unrealized appreciation.................................   $     29,539,811
                                                               ================
Federal income tax cost of investments......................   $    256,731,622
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $22,495,250. This was secured by collateral of $22,736,570 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $10,763 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio utilized net capital loss carryforward of $2,520,126 during 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (14.2%)
Apparel Retail (1.5%)
AnnTaylor Stores Corp.*...................            50,400   $     1,965,600
Casual Male Retail Group, Inc.*/\.........            70,100           486,494
Coach, Inc.*..............................            75,300         2,842,575
Ross Stores, Inc..........................           123,200         3,256,176
                                                               ---------------
                                                                     8,550,845
                                                               ---------------
Auto Components (0.2%)
Superior Industries International, Inc....            33,600         1,462,272
                                                               ---------------
Casinos & Gaming (1.1%)
Argosy Gaming Co.*/\......................            76,400         1,985,636
Penn National Gaming, Inc.*...............            33,500           773,180
Station Casinos, Inc......................            80,600         2,468,778
WMS Industries, Inc.*/\...................            37,290           976,998
                                                               ---------------
                                                                     6,204,592
Catalog Retail (0.8%)                                          ---------------
J. Jill Group, Inc.*......................            61,300           779,123
MSC Industrial Direct Co., Class A........            96,700         2,659,250
Valuevision Media, Inc., Class A*/\.......            84,900         1,417,830
                                                               ---------------
                                                                     4,856,203
                                                               ---------------
Computer & Electronics Retail (1.1%)
CDW Corp./\...............................            50,700         2,928,432
Harman International Industries, Inc......            45,346         3,354,697
                                                               ---------------
                                                                     6,283,129
                                                               ---------------
General Merchandise Stores (1.3%)
Dollar Tree Stores, Inc.*.................           110,400         3,318,624
Family Dollar Stores, Inc.................            83,300         2,988,804
Fred's, Inc...............................            35,200         1,090,496
                                                               ---------------
                                                                     7,397,924
                                                               ---------------
Home Improvement Retail (0.3%)
Tempur-Pedic International, Inc.*/\.......           113,900         1,765,450
                                                               ---------------
Hotels (1.0%)
Four Seasons Hotels, Inc./\...............            44,900         2,296,635
Rare Hospitality International, Inc.*.....            34,300           838,292
Royal Caribbean Cruises Ltd...............            79,500         2,765,805
                                                               ---------------
                                                                     5,900,732
                                                               ---------------
Household Durables (0.1%)
Cost Plus, Inc.*..........................            17,600           721,600
                                                               ---------------
Internet Retail (0.2%)
Regis Corp................................            24,100           952,432
                                                               ---------------
Leisure Facilities (0.3%)
International Game Technology.............            43,900         1,567,230
                                                               ---------------
Leisure Products (0.6%)
Brunswick Corp............................            92,600         2,947,458
Leapfrog Enterprises, Inc.*/\.............            19,800           525,294
                                                               ---------------
                                                                     3,472,752
                                                               ---------------
Media (1.8%)
Acme Communications, Inc.*................            25,300           222,387
Entercom Communications Corp.*............            47,631         2,522,538
Entravision Communications Corp.*.........           121,200         1,345,320
Radio One, Inc., Class D*/\...............           103,600         1,999,480
Univision Communications, Inc.,
   Class A*/\.............................            54,500         2,163,105
XM Satellite Radio Holdings, Inc.,
   Class A*/\.............................            81,400   $     2,145,704
                                                               ---------------
                                                                    10,398,534
                                                               ---------------
Photographic Products (0.5%)
Scansource, Inc.*/\.......................            64,600         2,947,052
                                                               ---------------
Restaurants (0.1%)
Chicago Pizza & Brewery, Inc.*/\..........            25,800           384,936
                                                               ---------------
Specialty Stores (3.1%)
Bed Bath & Beyond, Inc.*..................            44,100         1,911,735
Charming Shoppes, Inc.*/\.................           101,000           545,400
Dick's Sporting Goods, Inc.*/\............            43,000         2,092,380
Rent-A-Center, Inc.*......................           102,450         3,061,206
Tractor Supply Co.*.......................            18,000           700,020
Tuesday Morning Corp.*....................           110,100         3,330,525
Williams-Sonoma, Inc.*....................           182,300         6,338,571
                                                               ---------------
                                                                    17,979,837
                                                               ---------------
Textiles & Apparel (0.2%)
Urban Outfitters, Inc.*/\.................            34,400         1,274,520
                                                               ---------------
   Total Consumer Discretionary...........                          82,120,040
                                                               ---------------
Consumer Staples (0.3%)
Food Retail (0.3%)
Panera Bread Co., Class A*/\..............            48,700         1,925,111
                                                               ---------------
Energy (6.6%)
Oil & Gas Drilling (1.8%)
ENSCO International, Inc..................            95,400         2,592,018
Patterson-UTI Energy, Inc.*...............           176,000         5,793,920
Rowan Cos., Inc.*.........................            81,100         1,879,087
                                                               ---------------
                                                                    10,265,025
                                                               ---------------
Oil & Gas Equipment & Services (2.1%)
BJ Services Co.*..........................            91,700         3,292,030
Cal Dive International, Inc.*/\...........            77,000         1,856,470
Cooper Cameron Corp.*.....................            60,500         2,819,300
FMC Technologies, Inc.*...................            61,000         1,421,300
Spinnaker Exploration Co.*/\..............            47,900         1,545,733
Superior Energy Services, Inc.*...........            78,500           737,900
Swift Energy Co.*.........................            42,500           716,125
                                                               ---------------
                                                                    12,388,858
                                                               ---------------
Oil & Gas Exploration & Production (2.3%)
Chesapeake Energy Corp....................            70,500           957,390
Grant Prideco, Inc.*......................           180,900         2,355,318
Newfield Exploration Co.*.................            63,200         2,814,928
Noble Energy, Inc.........................            36,200         1,608,366
Tom Brown, Inc.*..........................            71,300         2,299,425
Whiting Petroleum Corp.*..................            37,200           684,480
XTO Energy, Inc...........................            81,600         2,309,280
                                                               ---------------
                                                                    13,029,187
                                                               ---------------
Oil & Gas Refining & Marketing (0.4%)
Premcor, Inc.*/\..........................            80,700         2,098,200
                                                               ---------------
   Total Energy...........................                          37,781,270
                                                               ---------------
Financials (5.4%)
Banks (1.3%)
CVB Financial Corp........................            10,340           199,459
First State Bancorp.......................            15,723           546,374
Greater Bay Bancorp/\.....................            50,300         1,432,544
Investors Financial Services Corp./\......            40,400         1,551,764
Southwest Bancorporation of Texas, Inc./\.            75,600         2,937,060
Umpqua Holdings Corp......................            42,200           877,338
                                                               ---------------
                                                                     7,544,539
                                                               ---------------
Diversified Financials (3.5%)
A.G. Edwards, Inc.........................            46,800         1,695,564
Advanta Corp., Class A....................             5,700            74,043

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
Affiliated Managers Group, Inc.*/\........            36,200   $     2,519,158
Bear Stearns Cos., Inc./\.................            30,900         2,470,455
BlackRock, Inc./\.........................            36,700         1,949,137
CapitalSource, Inc.*/\....................           141,100         3,059,048
CIT Group, Inc............................           127,500         4,583,625
Friedman, Billings, Ramsey Group, Inc.,
   Class A................................           172,400         3,978,992
                                                               ---------------
                                                                    20,330,022
                                                               ---------------
Insurance (0.2%)
IPC Holdings Ltd..........................            28,700         1,117,578
                                                               ---------------
Real Estate (0.4%)
American Home Mortgage
   Investment Corp. (REIT)................            30,250           680,927
Jones Lang LaSalle, Inc.*.................            71,400         1,480,122
                                                               ---------------
                                                                     2,161,049
                                                               ---------------
   Total Financials.......................                          31,153,188
                                                               ---------------
Health Care (14.4%)
Biotechnology (3.3%)
Abgenix, Inc.*............................            94,400         1,176,224
Celgene Corp.*/\..........................            43,500         1,958,370
Geron Corp.*/\............................            33,000           329,010
Human Genome Sciences, Inc.*/\............           109,500         1,450,875
ICOS Corp.*/\.............................            97,200         4,012,416
InterMune, Inc.*..........................            48,400         1,120,944
Martek Biosciences Corp.*/\...............            26,800         1,741,196
Medicines Co.*/\..........................            32,100           945,666
Merit Medical Systems, Inc.*..............            50,667         1,127,847
Nabi Biopharmaceuticals*..................            63,200           803,272
Neurocrine Biosciences, Inc.*.............            14,600           796,284
Protein Design Labs, Inc.*/\..............            86,700         1,551,930
Telik, Inc.*..............................            80,600         1,854,606
                                                               ---------------
                                                                    18,868,640
                                                               ---------------
Health Care Equipment & Services (8.0%)
American Medical Systems Holdings, Inc.*..            64,300         1,401,740
AMERIGROUP Corp.*/\.......................            48,600         2,072,790
Caremark Rx, Inc.*/\......................           108,600         2,750,838
Centene Corp.*............................            30,700           859,907
Conceptus, Inc.*/\........................            44,700           474,714
CTI Molecular Imaging, Inc.*/\............            41,700           705,147
Gen-Probe, Inc.*..........................            52,200         1,903,734
Guidant Corp..............................            21,900         1,318,380
Henry Schein, Inc.*/\.....................            27,500         1,858,450
Inamed Corp.*.............................            41,100         1,975,266
LabOne, Inc.*.............................            18,800           610,436
LifePoint Hospitals, Inc.*/\..............            13,000           382,850
Omnicare, Inc.............................           184,200         7,439,838
OraSure Technologies, Inc.*...............           157,100         1,250,516
Parexel International Corp.*..............            51,200           832,512
RehabCare Group, Inc.*....................            29,600           629,296
Sierra Health Services, Inc.*/\...........            47,900         1,314,855
Stericycle, Inc.*/\.......................           123,700         5,776,790
Steris Corp.*.............................            50,500         1,141,300
Techne Corp.*.............................            15,830           598,057
Varian Medical Systems, Inc.*.............            12,016           830,306
VCA Antech, Inc.*.........................           104,000         3,221,920
Visx, Inc.*...............................            91,100         2,108,965
Wilson Greatbatch Technologies, Inc.*.....            44,300         1,872,561
Zimmer Holdings, Inc.*....................            35,500         2,499,200
                                                               ---------------
                                                                    45,830,368
                                                               ---------------
Pharmaceuticals (3.1%)
Alpharma, Inc., Class A...................            64,200         1,290,420
Andrx Corp.*..............................            97,100         2,334,284
Angiotech Pharmaceuticals, Inc.*/\........            70,400   $     3,238,400
AtheroGenics, Inc.*/\.....................             8,700           130,065
Barr Pharmaceuticals, Inc.*...............            32,600         2,508,570
Connetics Corp.*/\........................            24,600           446,736
Medicis Pharmaceutical Corp., Class A.....            17,700         1,262,010
NPS Pharmaceuticals, Inc.*................            60,000         1,844,400
Pharmaceutical Resources, Inc.*...........            30,700         2,000,105
Taro Pharmaceuticals Industries Ltd.*.....            31,700         2,044,650
Trimeris, Inc.*/\.........................            46,700           979,766
                                                               ---------------
                                                                    18,079,406
                                                               ---------------
   Total Health Care......................                          82,778,414
                                                               ---------------
Industrials (16.8%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc.*................            34,300         1,981,168
L-3 Communications Holdings, Inc.*/\......            53,600         2,752,896
United Defense Industries, Inc.*..........            49,000         1,562,120
                                                               ---------------
                                                                     6,296,184
                                                               ---------------
Air Freight & Couriers (0.2%)
C.H. Robinson Worldwide, Inc..............            29,500         1,118,345
                                                               ---------------
Airlines (0.5%)
JetBlue Airways Corp.*/\..................           109,700         2,909,244
                                                               ---------------
Commercial Services & Supplies (7.5%)
Career Education Corp.*...................            35,300         1,414,471
CDI Corp..................................            52,100         1,706,275
Cintas Corp...............................            19,700           987,561
Corinthian Colleges, Inc.*................            53,200         2,955,792
Education Management Corp.*...............           142,200         4,413,888
Expeditors International of
   Washington, Inc........................            65,100         2,451,666
Financial Federal Corp.*/\................            42,700         1,304,485
Global Payments, Inc./\...................            45,700         2,153,384
Iron Mountain, Inc.*/\....................           132,100         5,223,234
ITT Educational Services, Inc.*...........            41,600         1,953,952
Kroll, Inc.*/\............................            21,400           556,400
Manpower, Inc.............................           135,700         6,388,756
Maximus, Inc.*............................            36,100         1,412,593
NCO Group, Inc.*/\........................            46,000         1,047,420
Pegasus Solutions, Inc.*/\................            93,500           978,945
PRG-Schultz International, Inc.*..........            79,900           391,510
Resources Connection, Inc.*...............            49,900         1,362,769
Strayer Education, Inc....................            34,600         3,765,518
Werner Enterprises, Inc...................           125,975         2,455,253
                                                               ---------------
                                                                    42,923,872
                                                               ---------------
Construction & Engineering (0.8%)
Crane Co..................................            44,500         1,367,930
Dycom Industries, Inc.*/\.................           126,500         3,392,730
                                                               ---------------
                                                                     4,760,660
                                                               ---------------
Electrical Equipment (2.3%)
Advanced Energy Industries, Inc.*/\.......            93,900         2,446,095
Ametek, Inc...............................            22,400         1,081,024
C&D Technology, Inc.......................            55,900         1,071,603
Flir Systems, Inc.*/\.....................            61,000         2,226,500
Rockwell Automation, Inc..................            66,100         2,353,160
Varian Semiconductor Equipment
   Associates, Inc.*......................            96,800         4,229,192
                                                               ---------------
                                                                    13,407,574
                                                               ---------------
Machinery (2.5%)
CNH Global N.V............................            24,600           408,360
Flowserve Corp.*..........................            86,100         1,797,768
Idex Corp./\..............................            68,300         2,840,597

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
Navistar International Corp.*/\...........           147,108   $     7,045,002
Oshkosh Truck Corp........................            44,400         2,265,732
                                                               ---------------
                                                                    14,357,459
                                                               ---------------
Trading Companies & Distributors (0.3%)
Fastenal Co...............................            34,300         1,712,942
                                                               ---------------
Trucking (1.6%)
Central Freight Lines, Inc.*/\............            13,200           234,300
Forward Air Corp.*........................            84,700         2,329,250
Hunt (J.B.) Transport Services, Inc.*.....            96,600         2,609,166
Knight Transportation, Inc.*/\............            50,300         1,290,195
Landstar System, Inc.*/\..................            78,100         2,970,924
                                                               ---------------
                                                                     9,433,835
                                                               ---------------
   Total Industrials......................                          96,920,115
                                                               ---------------
Information Technology (33.0%)
Application Software (5.6%)
Activision, Inc.*.........................            89,000         1,619,800
Aspen Technologies, Inc.*/\...............            81,000           831,060
Borland Software Corp.*/\.................            84,800           825,104
Business Objects S.A. (ADR)*/\............            28,000           970,760
Cerner Corp.*/\...........................             9,900           374,715
Hyperion Solutions Corp.*/\...............            72,000         2,170,080
Informatica Corp.*........................           304,100         3,132,230
InterVoice, Inc.*.........................            13,000           154,310
Macromedia, Inc.*.........................           179,300         3,198,712
Mercury Interactive Corp.*/\..............           138,400         6,731,776
National Instruments Corp.................           174,210         7,921,329
NetIQ Corp.*/\............................            96,900         1,283,925
Quest Software, Inc.*/\...................            49,900           708,580
Symantec Corp.*...........................            49,400         1,711,710
Verity, Inc.*.............................            52,400           874,556
                                                               ---------------
                                                                    32,508,647
                                                               ---------------
Computer Hardware (0.2%)
Drexler Technology Corp.*/\...............            26,300           359,521
Overland Storage, Inc.*...................            33,500           629,800
                                                               ---------------
                                                                       989,321
                                                               ---------------
Computer Storage & Peripherals (2.0%)
ATI Technologies, Inc.*/\.................            86,100         1,301,832
Logitech International S.A. (ADR)*/\......            13,100           557,143
Maxtor Corp.*.............................           268,200         2,977,020
Network Appliance, Inc.*..................           131,600         2,701,748
SanDisk Corp.*............................            61,700         3,772,338
                                                               ---------------
                                                                    11,310,081
                                                               ---------------
Electronic Equipment & Instruments (8.3%)
Amphenol Corp., Class A*/\................            55,000         3,516,150
Avocent Corp.*............................            82,200         3,001,944
Coherent, Inc.*/\.........................            41,100           978,180
Electro Scientific Industries, Inc.*/\....           109,600         2,608,480
Gentex Corp...............................            37,200         1,642,752
Intersil Corp., Class A...................           186,430         4,632,785
Jabil Circuit, Inc.*......................           114,150         3,230,445
KEMET Corp.*..............................            73,100         1,000,739
MEMC Electronic Materials, Inc.*/\........           192,000         1,847,040
Merix Corp.*/\............................            67,500         1,655,775
Mettler-Toledo International, Inc.*.......            35,400         1,494,234
Microtune, Inc.*..........................            80,500           175,490
Park Electrochemical Corp.................            37,300           988,077
Pentair, Inc..............................            46,200         2,111,340
Semtech Corp.*............................           224,200         5,096,066
Tektronix, Inc............................           342,000        10,807,200
Trimble Navigation Ltd.*/\................            26,300           979,412
Varian, Inc.*.............................            53,500   $     2,232,555
                                                               ---------------
                                                                    47,998,664
                                                               ---------------
Internet Software & Services (2.6%)
aQuantive, Inc./\.........................            48,700           499,175
Cognizant Technology Solutions Corp.*/\...           109,600         5,002,144
Entrust Technologies, Inc.*...............           188,800           770,304
F5 Networks, Inc.*........................            15,700           394,070
Getty Images, Inc.*/\.....................            56,400         2,827,332
IDX Systems Corp.*........................            10,500           281,610
SINA Corp.*/\.............................           127,400         4,299,750
Tumbleweed Communications Corp.*..........            91,600           767,608
                                                               ---------------
                                                                    14,841,993
                                                               ---------------
IT Consulting & Services (0.5%)
BearingPoint, Inc.*.......................            97,200           980,748
Lawson Software, Inc.*/\..................           151,900         1,250,137
webMethods, Inc.*.........................            59,700           546,255
                                                               ---------------
                                                                     2,777,140
                                                               ---------------
Networking Equipment (0.5%)
Adaptec, Inc.*/\..........................           199,300         1,759,819
Jeffries Group, Inc.......................            30,500         1,007,110
                                                               ---------------
                                                                     2,766,929
                                                               ---------------
Office Electronics (0.5%)
Filenet Corp.*/\..........................            41,100         1,112,988
Kronos, Inc.*.............................            47,100         1,865,631
                                                               ---------------
                                                                     2,978,619
                                                               ---------------
Semiconductor Equipment (5.3%)
ASE Test Ltd.*............................            48,600           727,542
Cymer, Inc.*/\............................            39,000         1,801,410
Emulex Corp.*.............................           111,300         2,969,484
Exar Corp.*...............................           193,300         3,301,564
Formfactor, Inc.*.........................            92,800         1,837,440
Integrated Circuit Systems, Inc.*.........           183,300         5,222,217
Integrated Device Technology, Inc.*.......           120,000         2,060,400
Lam Research Corp.*/\.....................           255,000         8,236,500
Lattice Semiconductor Corp.*/\............            88,400           855,712
LTX Corp.*/\..............................            91,100         1,369,233
Micrel, Inc.*.............................           127,700         1,989,566
Xicor, Inc.*..............................            45,100           511,434
                                                               ---------------
                                                                    30,882,502
                                                               ---------------
Semiconductors (4.0%)
Actel Corp.*..............................            36,800           886,880
AMIS Holdings, Inc.*......................           122,700         2,242,956
Amkor Technology, Inc.*/\.................           275,600         5,018,676
ARM Holdings plc (ADR)*/\.................           110,300           761,070
Atmel Corp.*..............................           170,700         1,025,907
Fairchild Semiconductor
   International, Inc., Class A*..........           109,500         2,734,215
Integrated Silicon Solutions, Inc.*.......            77,500         1,214,425
International Rectifier Corp.*............            70,500         3,483,405
Maxim Integrated Products, Inc./\.........            39,300         1,957,140
Pericom Semiconductor Corp.*..............            66,100           704,626
QLogic Corp.*.............................            62,150         3,206,940
                                                               ---------------
                                                                    23,236,240
                                                               ---------------
Systems Software (2.0%)
Adobe Systems, Inc........................            45,500         1,788,150
Ascential Software Corp.*.................            50,250         1,302,982
Catapult Communications Corp.*............            50,600           733,700
Cognos, Inc.*/\...........................           130,700         4,002,034
Jack Henry & Associates, Inc..............            59,800         1,230,684
Macrovision Corp.*........................            92,500         2,089,575
Seachange International, Inc.*/\..........            24,600           378,840
                                                               ---------------
                                                                    11,525,965
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Telecommunications Equipment (1.5%)
Advanced Fibre Communications, Inc.*......           236,400   $     4,763,460
UTStarcom, Inc.*/\........................           108,200         4,010,974
                                                               ---------------
                                                                     8,774,434
                                                               ---------------
   Total Information Technology...........                         190,590,535
                                                               ---------------
Materials (3.2%)
Chemicals (2.1%)
Cabot Corp................................            60,383         1,922,595
Cuno, Inc.*...............................            20,500           923,115
FMC Corp.*................................            34,300         1,170,659
Georgia Gulf Corp.........................           100,800         2,911,104
Minerals Technologies, Inc................            52,500         3,110,625
NOVA Chemicals Corp.......................            39,900         1,075,305
Olin Corp.................................            37,300           748,238
                                                               ---------------
                                                                    11,861,641
                                                               ---------------
Construction Materials (0.2%)
Roper Industries, Inc.....................            19,500           960,570
                                                               ---------------
Containers & Packaging (0.5%)
Pactiv Corp.*.............................           123,300         2,946,870
                                                               ---------------
Metals & Mining (0.4%)
International Steel Group, Inc.*/\........            37,600         1,464,520
Reliance Steel & Aluminum Co..............            31,700         1,052,757
                                                               ---------------
                                                                     2,517,277
                                                               ---------------
   Total Materials........................                          18,286,358
                                                               ---------------
Telecommunication Services (1.8%)
Diversified Telecommunication Services (0.4%)
Citadel Broadcasting Corp.*...............           102,100         2,283,977
                                                               ---------------
Wireless Telecommunication Services (1.4%)
Nextel Partners, Inc., Class A*/\.........           494,800         6,655,060
NII Holdings, Inc.*/\.....................            20,900         1,559,767
                                                               ---------------
                                                                     8,214,827
                                                               ---------------
   Total Telecommunication Services.......                          10,498,804
                                                               ---------------
Total Common Stocks (95.7%)
   (Cost $486,543,432)....................                         552,053,835
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal          Value
                                                  Amount          (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (19.9%)
American Express Centurion GC,
   1.11%, 1/5/04..........................   $     3,737,250   $     3,737,250
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................         4,671,563         4,671,563
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................         1,868,921         1,868,921
CIC N.Y.,
   1.12%, 1/12/04.........................         4,671,563         4,671,563
Concord Minutemen C.C. LLC,
   Series A
   1.11%, 1/16/04.........................         3,726,533         3,726,533
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................         3,737,340         3,737,340
Fortis Bank, London,
   1.11%, 3/31/04.........................         4,671,563         4,671,563
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         4,671,563         4,671,563
Greenwich Capital,
   1.07%, 1/2/04..........................        56,058,751        56,058,751
Hartford Life,
   1.20%, 12/31/04 (l)....................         1,494,900         1,494,900
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................           654,019           654,019
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................         3,071,743         3,071,743
New York Life Insurance,
   1.28%, 3/21/04 (l).....................         4,671,562         4,671,562
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................         4,671,562         4,671,562
SWIFT,
   Series 01-A7 A,
   1.16%, 3/15/04 (l).....................         2,626,014         2,626,014
Thames Asset Global Securities,
   1.11%, 1/20/04.........................         1,863,382         1,863,382
Tulip Funding,
   1.13%, 2/26/04.........................         4,100,300         4,100,300
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................         3,553,540         3,553,540
                                                               ---------------
                                                                   114,522,069
                                                               ---------------
Time Deposit (2.7%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        15,338,801        15,338,801
                                                               ---------------
U.S. Government Agency (2.1%)
Federal Home Loan Mortgage Corp.
   (Discount Note), 1/2/04................        12,440,000        12,439,572
                                                               ---------------
Total Short-Term Debt Securities (24.7%)
   (Amortized Cost $142,300,442)..........                         142,300,442
                                                               ---------------
Total Investments (120.4%)
   (Cost/Amortized Cost $628,843,874).....                         694,354,277
Other Assets Less Liabilities
   (-20.4%)...............................                        (117,672,931)
                                                               ---------------
Net Assets (100%).........................                     $   576,681,346
                                                               ===============

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AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------

*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    682,049,444
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............        313,915,556

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     71,194,606
Aggregate gross unrealized depreciation.....................         (7,391,580)
                                                               ----------------
Net unrealized appreciation.................................   $     63,803,026
                                                               ================
Federal income tax cost of investments......................   $    630,551,251
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $111,885,171. This was secured by collateral of $114,563,407 of which $114,522,069 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.
The remaining collateral of $41,338 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio's assets and liabilities.

For the year ended December 31, 2003, the Portfolio incurred approximately $520 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio utilized net capital loss carryforward of $10,476,225 during 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (16.8%)
Apparel Retail (1.6%)
American Eagle Outfitters, Inc.*/\........           337,600   $     5,536,640
AnnTaylor Stores Corp.*/\.................             6,000           234,000
Ashworth, Inc.*...........................             9,800            79,086
Burlington Coat Factory Warehouse Corp....            25,100           531,116
Chico's FAS, Inc.*........................             3,300           121,935
Claire's Stores, Inc......................             2,300            43,332
Coach, Inc.*..............................               200             7,550
Goody's Family Clothing, Inc..............               600             5,616
Hampshire Group Ltd.*/\...................               300             9,411
Pacific Sunwear of California, Inc.*......            45,350           957,792
Ross Stores, Inc..........................           136,900         3,618,267
S&K Famous Brands, Inc.*..................             2,700            46,575
Stage Stores, Inc.*/\.....................            13,800           385,020
Steven Madden Ltd.*.......................            10,000           204,000
Syms Corp.*...............................             1,500            10,335
Tommy Hilfiger Corp.*.....................           122,500         1,814,225
                                                               ---------------
                                                                    13,604,900
                                                               ---------------
Auto Components (0.9%)
China Yuchai International Ltd./\.........            35,400         1,083,240
Coast Distribution System/CA*.............             4,800            26,448
Federal Screw Works.......................               375            14,156
Michelin, Class B (Registered)............            99,040         4,544,747
R&B, Inc.*................................             2,600            40,300
Snap-On, Inc..............................            72,600         2,340,624
Standard Motor Products, Inc./\...........             2,550            30,982
                                                               ---------------
                                                                     8,080,497
                                                               ---------------
Automobiles (0.0%)
America's Car-Mart, Inc.*.................               400            10,768
Thor Industries, Inc......................               200            11,244
                                                               ---------------
                                                                        22,012
                                                               ---------------
Casinos & Gaming (0.5%)
Aztar Corp.*..............................            37,300           839,250
Gtech Holdings Corp.*.....................             1,100            54,439
Kerzner International Ltd.*...............             2,000            77,920
Mandalay Resort Group.....................            25,100         1,122,472
Penn National Gaming, Inc.*...............            81,700         1,885,636
Sands Regent*.............................               100               600
                                                               ---------------
                                                                     3,980,317
                                                               ---------------
Catalog Retail (0.1%)
Aristotle Corp.*..........................               100               520
Brookstone, Inc.*.........................               600            12,786
Insight Enterprises, Inc.*................            13,100           246,280
School Specialty, Inc.*/\.................             5,894           200,455
                                                               ---------------
                                                                       460,041
                                                               ---------------
Computer & Electronics Retail (0.1%)
Harman International Industries, Inc......             4,800           355,104
Intertan, Inc.*...........................            28,200           285,384
PC Mall, Inc.*............................             2,000            32,300
                                                               ---------------
                                                                       672,788
                                                               ---------------
Department Stores (0.9%)
Bon-Ton Stores, Inc. (The)................            14,512           161,083
J.C. Penney Co., Inc......................           295,850         7,774,938
                                                               ---------------
                                                                     7,936,021
                                                               ---------------
Distributors (0.4%)
Amcon Distributing Co.....................             2,500             9,875
Andersons, Inc............................             3,300            52,691
Aviall, Inc.*.............................            22,100           342,771
Chindex International, Inc.*..............             1,900            61,826
Handleman Co..............................             7,000           143,710
Hughes Supply, Inc........................            52,500         2,605,050
                                                               ---------------
                                                                     3,215,923
                                                               ---------------
General Merchandise Stores (0.2%)
Big Lots, Inc.*...........................           140,449   $     1,995,780
                                                               ---------------
Home Improvement Retail (0.0%)
Noland Co./\..............................               600            24,900
QEP Co., Inc.*............................             2,200            25,080
                                                               ---------------
                                                                        49,980
                                                               ---------------
Hotels (0.8%)
Carnival Corp./\..........................            95,800         3,806,134
Choice Hotels International, Inc.*........               900            31,725
Marcus Corp...............................             4,600            75,440
Prime Hospitality Corp.*..................               200             2,040
Starwood Hotels & Resorts Worldwide, Inc..            96,170         3,459,235
Westcoast Hospitality Corp.*..............             2,700            12,744
                                                               ---------------
                                                                     7,387,318
                                                               ---------------
Household Durables (1.6%)
Acme United Corp.*........................               500             2,700
Flexsteel Industries, Inc.................             2,700            60,750
Global-Tech Appliances, Inc.*.............             9,100            79,079
Haverty Furniture Cos., Inc...............               300             5,958
KB Home...................................            42,500         3,082,100
Kimball International, Inc., Class B......             8,800           136,840
Knape & Vogt Manufacturing Co.............             2,900            34,626
Leggett & Platt, Inc......................           189,400         4,096,722
Lifetime Hoan Corp........................             3,100            52,390
Maytag Corp...............................           157,700         4,391,945
National Presto Industries, Inc.,
   Class A/\..............................             1,900            68,685
P&F Industries, Inc., Class A*............               200             1,720
Pulte Homes, Inc..........................               200            18,724
Toll Brothers, Inc.*/\....................            39,900         1,586,424
                                                               ---------------
                                                                    13,618,663
                                                               ---------------
Internet Retail (0.0%)
1-800-Flowers.com, Inc., Class A*.........                96             1,062
                                                               ---------------
Leisure Facilities (0.4%)
Bally Total Fitness Holding Corp.*/\......           362,900         2,540,300
ILX Resorts, Inc..........................               700             4,949
International Game Technology.............            22,000           785,400
Steiner Leisure Ltd.*.....................             1,310            18,733
                                                               ---------------
                                                                     3,349,382
                                                               ---------------
Leisure Products (0.6%)
Brunswick Corp............................           100,100         3,186,183
Callaway Golf Co./\.......................            45,900           773,415
Enesco Group, Inc.*.......................             3,300            34,056
Escalade, Inc.*...........................               700            23,793
Hasbro, Inc...............................            28,200           600,096
K2, Inc.*/\...............................             4,345            66,087
Marvel Enterprises, Inc.*.................            18,000           523,980
Security Capital Corp., Class A*..........             1,200             7,560
Variflex, Inc.*...........................             1,500             9,285
                                                               ---------------
                                                                     5,224,455
                                                               ---------------
Media (2.6%)
Blockbuster, Inc., Class A................            94,800         1,701,660
Grey Global Group, Inc./\.................             1,000           683,050
Interpublic Group of Cos., Inc.*/\........           366,700         5,720,520
Media General, Inc., Class A..............            28,300         1,842,330
Metro-Goldwyn-Mayer, Inc.*/\..............           284,650         4,864,669
Reader's Digest Association, Inc.
   (Non-Voting)...........................           279,600         4,098,936
UnitedGlobalCom, Inc., Class A*/\.........           468,150         3,969,912
World Wrestling Entertainment, Inc........             5,200            68,120
                                                               ---------------
                                                                    22,949,197
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares            (Note 1)
------------------------------------------------------------------------------
Restaurants (0.9%)
Ark Restaurants Corp.*....................               400   $         5,520
Bob Evans Farms, Inc......................             9,477           307,623
CBRL Group, Inc...........................             7,600           290,776
CEC Entertainment, Inc.*/\................            29,400         1,393,266
Checkers Drive-In Restaurant, Inc.*.......             8,900            92,649
Darden Restaurants, Inc...................           266,200         5,600,848
Dave and Busters, Inc.*/\.................             7,700            97,636
Frisch's Restaurants, Inc.................             1,300            37,440
J Alexander's Corp.*......................             3,550            25,631
Landry's Restaurants, Inc.................             5,800           149,176
Lone Star Steakhouse & Saloon, Inc........             5,200           120,536
Nathan's Famous, Inc.*....................             3,500            17,990
                                                               ---------------
                                                                     8,139,091
                                                               ---------------
Specialty Stores (3.5%)
American Greetings Corp., Class A*/\......            84,700         1,852,389
Barnes & Noble, Inc.*.....................             2,900            95,265
Borders Group, Inc.*......................           105,000         2,301,600
Central Garden & Pet Co.*.................             5,000           140,150
Charming Shoppes, Inc.*/\.................            84,200           454,680
Foot Locker, Inc./\.......................           314,900         7,384,405
Friedman's, Inc., Class A.................             5,300            35,563
Linens 'N Things, Inc.*...................            47,300         1,422,784
Movado Group, Inc.........................             1,100            31,053
Office Depot, Inc.*.......................           198,600         3,318,606
Rent-A-Center, Inc.*......................               801            23,934
Rush Enterprises, Inc., Class B*..........             2,300            23,230
ShopKo Stores, Inc.*/\....................            23,300           355,325
Talbots, Inc./\...........................           173,000         5,324,940
Toro Co...................................            14,000           649,600
Trans World Entertainment Corp.*/\........            16,900           120,328
Yankee Candle Co., Inc.*..................           165,900         4,534,047
Zale Corp.*...............................            45,300         2,409,960
                                                               ---------------
                                                                    30,477,859
                                                               ---------------
Textiles & Apparel (1.7%)
Brown Shoe Co., Inc.......................            11,900           451,367
Deckers Outdoor Corp.*....................             1,600            32,800
Decorator Industries, Inc.................             2,100            13,020
Delta Apparel, Inc........................               900            16,029
G-III Apparel Group, Ltd.*................             1,700            15,640
Haggar Corp...............................               200             3,902
Hallwood Group, Inc.*.....................             1,500            29,505
Jones Apparel Group, Inc..................           212,120         7,472,988
K-Swiss, Inc., Class A....................             3,000            72,180
Kellwood Co...............................            36,100         1,480,100
Phillips-Van Heusen Corp..................            34,800           617,352
Phoenix Footwear Group, Inc.*.............             3,400            25,466
Reebok International Ltd..................             6,600           259,512
Rocky Shoes & Boots, Inc.*................             4,500           100,755
Russell Corp..............................            40,200           705,912
Saucony, Inc., Class A*...................             6,500           105,950
Stride Rite Corp..........................             8,700            99,006
Superior Uniform Group, Inc...............               700            11,515
Tandy Brands Accessories, Inc.............             5,800            84,100
V.F. Corp.................................            54,800         2,369,552
Vans, Inc.*...............................            10,500           119,805
Weyco Group, Inc..........................             3,000           100,947
Wolverine World Wide, Inc.................            34,600           705,148
                                                               ---------------
                                                                    14,892,551
                                                               ---------------
   Total Consumer Discretionary...........                         146,057,837
                                                               ---------------
Consumer Staples (3.3%)
Beverages (0.8%)
Constellation Brands, Inc.*...............           186,000         6,124,980
Hansen Natural Corp.*.....................            11,200   $        94,304
National Beverage Corp.*..................             3,200            52,160
Robert Mondavi Corp., Class A*............             5,600           217,504
Todhunter International, Inc.*............               200             2,300
                                                               ---------------
                                                                     6,491,248
                                                               ---------------
Drug Retail (0.1%)
Longs Drug Stores Corp./\.................            36,400           900,536
                                                               ---------------
Food Distributors (0.1%)
Sanderson Farms, Inc./\...................             6,800           274,040
SUPERVALU, Inc............................            22,700           648,993
United Natural Foods, Inc.*...............               300            10,773
                                                               ---------------
                                                                       933,806
                                                               ---------------
Food Products (1.9%)
Bunge Ltd.................................           176,100         5,797,212
Cal-Maine Foods, Inc./\...................             5,860           215,121
Chiquita Brands International, Inc.*/\....            36,100           813,333
Dean Foods Co.*...........................           132,050         4,340,484
Flowers Foods, Inc........................             4,050           104,490
Hain Celestial Group, Inc.*...............             1,788            41,499
Lance, Inc................................            34,200           514,026
NBTY, Inc.*...............................               300             8,058
Omega Protein Corp.*......................             9,400            72,568
Ralcorp Holdings, Inc.*...................            35,900         1,125,824
Sensient Technologies Corp................           146,400         2,894,328
Standex International Corp................             2,900            81,200
Zapata Corp.*.............................             2,600           150,774
                                                               ---------------
                                                                    16,158,917
                                                               ---------------
Food Retail (0.0%)
Fresh Brands, Inc.........................               500             5,500
Ruddick Corp..............................            10,300           184,370
Village Super Market, Inc., Class A.......               200             6,152
Weis Markets, Inc.........................             4,800           174,240
                                                               ---------------
                                                                       370,262
                                                               ---------------
Personal Products (0.4%)
CNS, Inc..................................               600             8,220
CSS Industries, Inc.......................             1,300            40,313
Del Laboratories, Inc.*...................             3,150            78,750
Elizabeth Arden, Inc.*....................             7,400           147,408
Estee Lauder Cos., Inc., Class A/\........            81,750         3,209,505
Helen of Troy Ltd.*/\.....................             4,800           111,120
                                                               ---------------
                                                                     3,595,316
                                                               ---------------
   Total Consumer Staples.................                          28,450,085
                                                               ---------------
Energy (6.1%)
Integrated Oil & Gas (0.1%)
Cabot Oil & Gas Corp., Class A............             8,200           240,670
National Fuel Gas Co......................            17,800           435,032
                                                               ---------------
                                                                       675,702
                                                               ---------------
Oil & Gas Drilling (1.4%)
ENSCO International, Inc..................           101,850         2,767,264
Oil States International, Inc.*...........            28,300           394,502
Pride International, Inc.*/\..............           144,800         2,699,072
Transocean, Inc.*.........................           276,700         6,643,567
                                                               ---------------
                                                                    12,504,405
                                                               ---------------
Oil & Gas Equipment & Services (1.1%)
Cal Dive International, Inc.*/\...........           166,500         4,014,315
Cooper Cameron Corp.*.....................           111,900         5,214,540
Dawson Geophysical Co.*...................               300             2,250
Lufkin Industries, Inc....................               300             8,637
Torch Offshore, Inc.*.....................             4,000            21,084
                                                               ---------------
                                                                     9,260,826
                                                               ---------------
Oil & Gas Exploration & Production (3.1%)
Brigham Exploration Co.*..................            11,200            89,925
Carrizo Oil & Gas, Inc.*..................               172             1,239
Chesapeake Energy Corp....................           174,525         2,370,049

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Clayton Williams Energy, Inc.*............             3,800   $       110,466
Comstock Resources, Inc.*.................            14,200           274,060
Devon Energy Corp.........................            83,693         4,792,261
Edge Petroleum Corp./Delaware*............            10,700           108,284
Energy Partners Ltd.*.....................             9,100           126,490
EOG Resources, Inc./\.....................           113,400         5,235,678
Hugoton Royalty Trust.....................            49,100         1,074,308
KCS Energy, Inc.*.........................            41,100           433,605
MDU Resources Group, Inc..................            44,850         1,067,879
Panhandle Royalty Co......................               200             6,346
Patina Oil & Gas Corp.....................            19,200           940,608
Penn Virginia Corp........................               300            16,695
Resource America, Inc., Class A...........             9,270           139,050
Southwestern Energy Co.*/\................             3,700            88,430
Ultra Petroleum Corp......................            25,100           617,962
Unocal Corp...............................            68,000         2,504,440
XTO Energy, Inc...........................           229,200         6,486,360
                                                               ---------------
                                                                    26,484,135
                                                               ---------------
Oil & Gas Refining & Marketing (0.4%)
Adams Resources & Energy, Inc.............             1,400            19,040
Sunoco, Inc...............................            74,100         3,790,215
                                                               ---------------
                                                                     3,809,255
                                                               ---------------
   Total Energy...........................                          52,734,323
                                                               ---------------
Financials (20.4%)
Banks (7.8%)
1st Source Corp...........................               300             6,453
ABC Bancorp...............................             1,100            17,567
Ameriana Bancorp..........................               200             2,900
AmeriServ Financial, Inc.*................            10,900            54,500
Anchor Bancorp Wisconsin, Inc./\..........            10,614           264,289
Auburn National Bancorp, Inc..............             1,500            29,505
BancFirst Corp............................             4,911           288,286
Bancorp Rhode Island, Inc.................             1,300            42,445
BancorpSouth, Inc.........................             2,000            47,440
Bank of Marin/California*.................               300            12,450
Banknorth Group, Inc......................           176,000         5,725,280
Bankunited Financial Corp.*...............            18,200           469,378
Bar Harbor Bankshares.....................               500            13,500
Berkshire Bancorp, Inc....................               300            15,000
Berkshire Hills Bancorp, Inc..............             2,500            90,500
BSB Bancorp, Inc..........................             3,200           126,400
California First National Bancorp.........             1,400            20,020
Capitol Bancorp Ltd.......................                 1                23
Cardinal Financial Corp.*.................             2,600            21,528
Carrollton Bancorp........................               315             5,607
Carver Bancorp, Inc.......................               300             7,620
Cascade Financial Corp....................             1,375            26,646
Cass Information Systems, Inc.............               500            16,550
CCF Holding Co............................               450            10,125
Center Bancorp, Inc.......................             2,000            39,320
Central Bancorp, Inc......................               500            18,260
Central Pacific Financial Corp............               100             3,004
Centrue Financial Corp....................             2,200            62,150
Chemical Financial Corp...................             1,995            72,598
Classic Bancshares, Inc...................               990            32,917
Colonial Bancgroup, Inc...................            58,599         1,014,935
Comerica, Inc.............................            89,700         5,028,582
Commerce Bancorp, Inc.....................               300            11,016
Community Bank Shares of Indiana, Inc.....               800            17,528
Community Bank System, Inc................             1,500            73,500
Community Financial Corp..................             1,400            27,650
Community First Bankshares, Inc...........             4,200           121,548
Community Trust Bancorp, Inc..............             5,610           169,422
Cornerstone Bancorp, Inc..................             1,324            26,811
CORUS Bankshares, Inc.....................            21,600           681,696
Cowlitz Bancorp*..........................               700             7,875
Desert Community Bank.....................               220   $         4,814
Dutchfork Bancshares, Inc.*...............               325            12,513
ECB Bancorp, Inc..........................             1,000            28,500
EFC Bancorp, Inc..........................               500            11,950
ESB Financial Corp........................             1,356            22,225
Falmouth Bancorp, Inc.....................               970            35,162
FFW Corp..................................               300             6,408
Fidelity Bancorp, Inc./PA.................               100             2,584
First Bancshares, Inc./Mo.................               300             6,300
First BancTrust Corp......................             1,300            31,525
First Citizens BankShares, Inc., Class A..             5,300           644,109
First Defiance Financial Corp.............             4,000           106,600
First Federal Bancorp, Inc./Ohio..........             3,000            27,030
First Federal Bankshares of Arkansas......             1,000            41,000
First Federal Bankshares, Inc.............             4,200           103,740
First Financial Corp......................             1,600            48,016
First Franklin Corp.......................             1,700            30,549
First Keystone Financial, Inc.............             1,400            38,220
First M & F Corp..........................             1,300            49,270
First Merchants Corp......................               330             8,422
First Midwest Financial, Inc..............               500            10,800
First SecurityFed Financial, Inc..........               700            21,238
First West Virginia Bancorp, Inc..........               200             4,850
FirstBank NW Corp.........................               970            29,439
FirstFed Bancorp, Inc.....................             1,000             8,730
FirstFed Financial Corp.*.................               300            13,050
FirstMerit Corp...........................           122,100         3,293,037
Flagstar Bancorp, Inc./\..................            33,600           719,712
Flushing Financial Corp...................            24,000           438,720
FMS Financial Corp........................               800            14,400
FNB Financial Services Corp...............             1,625            32,419
Foothill Independent Bancorp..............                19               450
FSF Financial Corp........................               200             6,052
Glen Burnie Bancorp.......................               360             9,180
Gold Banc Corp., Inc......................            33,400           469,604
Great Pee Dee Bancorp, Inc................               500             8,800
GS Financial Corp.........................             1,600            31,104
Guaranty Federal Bancshares, Inc..........             1,000            19,250
Guaranty Financial Corp...................               300             7,725
Habersham Bancorp.........................               500            12,245
Hancock Holding Co........................               450            24,556
Harris Corp...............................            12,200           462,990
Harrodsburg First Financial Bancorp, Inc..             1,500            34,273
Hawthorne Financial Corp.*................               123             3,442
Hemlock Federal Financial Corp............             1,000            28,700
Hibernia Corp., Class A...................           378,800         8,905,588
Home Loan Financial Corp..................               180             3,465
Independence Community Bank Corp..........            63,790         2,294,526
International Bancshares Corp.............            45,410         2,141,081
Intervest Bancshares Corp.*...............             1,400            20,664
Itla Capital Corp.*.......................               700            35,070
Klamath First Bancorp, Inc................             1,500            39,810
Leesport Financial Corp...................             1,300            30,576
Long Island Financial Corp................             1,600            46,400
LSB Financial Corp........................               200             5,200
MAF Bancorp, Inc..........................            23,996         1,005,432
Mayflower Co-operative Bank...............               150             2,252
Mellon Financial Corp./\..................           185,650         5,961,221
MFB Corp..................................               100             3,025
MidWestOne Financial Group, Inc...........             4,300            81,657
MutualFirst Financial, Inc................             3,400            86,156
Mystic Financial, Inc.....................               625            18,512

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
New Hampshire Thrift Bancshares, Inc......             1,100   $        37,180
North Bancshares, Inc.....................             1,300            17,610
North Fork Bancorp, Inc...................           138,200         5,592,954
Northeast Bancorp.........................               500             9,650
Northeast Indiana Bancorp, Inc............             1,300            27,352
Northrim BanCorp, Inc.....................             1,700            39,015
Northway Financial, Inc...................               300            10,305
Old Republic International Corp...........               300             7,608
Park Bancorp, Inc.........................             1,300            37,779
Patriot National Bancorp, Inc.............             1,200            15,000
Pelican Financial, Inc....................               600             7,326
Pennfed Financial Services, Inc...........               100             3,350
Peoples Bancorp/Auburn IN.................               600            14,400
Peoples Banctrust Co., Inc................               500             8,000
Peoples Community Bancorp, Inc.*..........               300             6,750
PFF Bancorp, Inc..........................             9,660           350,465
Pinnacle Bancshares, Inc..................             1,800            30,006
Pocahontas Bancorp, Inc...................             1,600            25,507
Princeton National Bancorp, Inc...........             2,700            77,085
Provident Bankshares Corp.................            31,300           921,472
Provident Financial Group, Inc............            10,131           323,685
Provident Financial Holdings, Inc.........               450            16,322
QCR Holdings, Inc./\......................             1,200            33,600
R & G Financial Corp., Class B............            21,900           871,620
Republic First Bancorp, Inc.*.............             7,010            85,171
Riggs National Corp.......................             4,700            77,691
Salisbury Bancorp, Inc....................             1,500            58,350
Seacoast Financial Services Corp..........            13,514           370,419
Security Bank Corp........................                66             2,079
South Street Financial Corp...............               300             3,093
Southside Bancshares, Inc.................             1,250            23,125
Sterling Financial Corp./WA*..............            20,500           701,715
TIB Financial Corp........................               400             9,436
Timberland Bancorp, Inc...................             4,200            95,298
UCBH Holdings, Inc........................            21,401           833,997
Union Community Bancorp...................               600            10,470
Union Financial Bancshares, Inc...........               300             5,025
UnionBanCal Corp..........................            58,000         3,337,320
UnionBancorp, Inc.........................             2,770            60,801
United Bankshares, Inc....................             1,400            22,750
United Community Financial Corp...........            41,590           474,542
United Financial Corp.....................             1,515            39,920
United PanAm Financial Corp.*.............               200             3,342
Unity Bancorp, Inc........................             5,355            61,213
Vineyard National Bancorp Co..............               400            15,000
Wainwright Bank & Trust Co................             5,100            72,879
Washington Banking Co.....................               550             8,949
Washington Federal, Inc...................            94,900         2,695,160
Waypoint Financial Corp...................            42,319           917,899
Webster Financial Corp....................            47,600         2,182,936
Wells Financial Corp......................               200             6,000
Westbank Corp.............................               700            12,775
Western Ohio Financial Corp...............             2,000            64,162
Wilshire Financial Services Group*........             1,898            11,369
Winton Financial Corp.....................             1,600            21,056
Woronoco Bancorp, Inc.....................               400            14,500
Zions Bancorp.............................            71,200         4,366,696
                                                               ---------------
                                                                    67,516,341
                                                               ---------------
Diversified Financials (3.8%)
ACE Cash Express, Inc.*...................             3,100            65,900
Advanta Corp., Class A....................             2,900            37,671
Affiliated Managers Group, Inc.*/\........            24,259         1,688,184
Ambac Financial Group, Inc................           101,600         7,050,024
Amcore Financial, Inc.....................            36,500   $       986,230
Ameritrade Holding Corp.*.................               400             5,628
Asta Funding, Inc.........................               300            10,275
Bank of Hawaii Corp.......................             5,400           227,880
Capital Crossing Bank*....................             4,600           217,769
Cash America International, Inc...........               500            10,590
Century Bancorp, Inc., Class A............             4,100           145,386
CharterMac/\..............................            47,500         1,003,675
CIT Group, Inc............................           184,000         6,614,800
CompuCredit Corp.*/\......................            15,900           338,352
Countrywide Financial Corp................            51,936         3,939,346
Crescent Banking Co.......................               800            25,424
Dominion Resources Black Warrior Trust....             4,500           128,250
Doral Financial Corp./\...................            78,000         2,517,840
Exchange National Bancshares, Inc./\......               900            32,535
Ezcorp, Inc.*.............................            13,100           111,350
First American Corp.......................            86,500         2,575,105
First Bancorp of Indiana, Inc.............             1,600            32,112
Fog Cutter Capital Group, Inc.............             9,500            49,685
Gallagher (Arthur J.) & Co................            68,500         2,225,565
Gateway Financial Holdings, Inc.*.........               900            10,800
Guaranty Bancshares, Inc..................               400             8,120
HF Financial Corp.........................               660            10,791
HMN Financial, Inc........................             1,600            38,864
Horizon Bancorp, Inc......................             3,300            90,915
Hudson River Bancorp......................             3,800           148,314
Irwin Financial Corp./\...................             3,800           119,320
Maxcor Financial Group....................               500             6,469
Midwest Banc Holdings, Inc................                 1                18
Municipal Mortgage & Equity LLC...........             2,900            71,775
New Century Financial Corp./\.............            22,050           874,723
Northeast Pennsylvania Financial Corp.....             1,300            24,960
Oriental Financial Group, Inc.............            14,630           375,991
PSB Bancorp, Inc.*........................             4,799            50,869
Saxon Capital, Inc.*......................             1,100            23,045
Stifel Financial Corp.*...................               400             7,800
Team Financial, Inc.......................             2,900            36,685
UMB Financial Corp........................             5,600           266,224
Westcorp..................................            16,900           617,695
WFS Financial, Inc.*......................            14,200           602,932
                                                               ---------------
                                                                    33,425,886
                                                               ---------------
Insurance (5.1%)
Ace Ltd...................................           102,499         4,245,509
Alleghany Corp.*/\........................             5,400         1,201,500
American Financial Group, Inc./\..........            59,600         1,577,016
American Safety Insurance Group Ltd.*.....             4,000            52,440
AmerUs Group Co./\........................            62,500         2,185,625
Bancinsurance Corp.*......................             3,100            23,777
Capital Title Group, Inc.*................            19,800            85,338
CNA Financial Corp.*/\....................            58,400         1,407,440
Commerce Group, Inc.......................            35,900         1,418,050
Delphi Financial Group, Inc., Class A.....             6,900           248,400
Donegal Group, Inc., Class B..............             2,200            42,350
Endurance Specialty Holdings Ltd..........            16,600           556,930
FBL Financial Group, Inc., Class A........            12,260           316,308
FPIC Insurance Group, Inc.*...............             2,000            50,180
Fremont General Corp......................            79,539         1,345,004
Great American Financial Resources, Inc...             6,700           108,674

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
HCC Insurance Holdings, Inc...............            54,600   $     1,736,280
IPC Holdings Ltd..........................            44,200         1,721,148
Lennox International, Inc./\..............             4,700            78,490
Max Reinsurance Capital Ltd...............            25,900           581,196
National Western Life Insurance Co.,
   Class A*...............................               400            61,940
Ohio Casualty Corp.*......................               200             3,472
Radian Group, Inc.........................            96,900         4,723,875
Reinsurance Group of America, Inc.........           197,600         7,637,240
Renaissance Reinsurance Holdings Ltd......            70,700         3,467,835
RLI Corp..................................               600            22,476
SCPIE Holdings, Inc.......................             4,900            43,218
Selective Insurance Group, Inc............            32,365         1,047,331
St. Paul Cos., Inc........................           123,500         4,896,775
Stewart Information Services Corp.........            12,100           490,655
UICI*.....................................             3,800            50,464
United Fire & Casualty Co.................             8,391           338,661
W.R. Berkley Corp.........................            34,050         1,190,048
Wesco Financial Corp./\...................             2,000           704,000
Zenith National Insurance Corp./\.........            11,600           377,580
                                                               ---------------
                                                                    44,037,225
                                                               ---------------
Real Estate (3.7%)
American Residential Investment Trust
   (REIT)*................................             2,500            17,875
Avatar Holdings, Inc.*....................               200             7,388
Bedford Property Investors, Inc. (REIT)...            12,600           360,738
Bluegreen Corp.*..........................            26,800           167,232
Brandywine Realty Trust (REIT)............             8,300           222,191
BRT Realty Trust (REIT)...................             3,400            98,090
Capital Trust/NY, Class A.................             5,400           122,580
CBL & Associates Properties, Inc. (REIT)..            34,000         1,921,000
Cousins Properties, Inc. (REIT)/\.........            47,200         1,444,320
Developers Diversified Realty Corp.(REIT).            62,900         2,111,553
Entertainment Properties Trust (REIT).....            31,400         1,089,894
Glenborough Realty Trust, Inc. (REIT).....             2,600            51,870
Hanover Capital Mortgage Holdings, Inc.
   (REIT).................................               400             4,936
Hersha Hospitality Trust (REIT)...........             1,300            13,130
Hospitality Properties Trust (REIT).......            39,800         1,642,944
Host Marriott LP (REIT)*..................             5,200            64,064
HRPT Properties Trust (REIT)..............           216,300         2,182,467
iStar Financial, Inc. (REIT)..............             7,900           307,310
Keystone Property Trust (REIT)............             6,400           141,376
Kilroy Realty Corp. (REIT)................            23,200           759,800
Koger Equity, Inc. (REIT).................             4,300            89,999
LaSalle Hotel Properties (REIT)...........            29,600           549,080
Liberty Homes, Inc........................               100               506
LNR Property Corp./\......................             5,900           292,109
LTC Properties, Inc. (REIT)...............             7,300           107,602
Macerich Co. (REIT)/\.....................            68,200         3,034,900
Mack-Cali Realty Corp. (REIT).............            68,800         2,863,456
Middleton Doll Co.........................               200               742
Mission West Properties, Inc. (REIT)/\....            19,400           251,230
National Health Investors, Inc. (REIT)....            30,700           763,816
Novastar Financial, Inc. (REIT)/\.........             6,000           257,760
One Liberty Properties, Inc. (REIT).......             5,900           117,705
Parkway Properties, Inc. (REIT)/\.........            11,500   $       478,400
Pennsylvania Real Estate Investment
   Trust (REIT)...........................            14,900           540,870
PMC Commercial Trust (REIT)/\.............             2,200            33,506
Prentiss Properties Trust (REIT)..........             8,600           283,714
Prologis Trust (REIT).....................            53,200         1,707,188
PS Business Parks, Inc., Class A (REIT)...            10,000           412,600
Rouse Co. (REIT)/\........................            47,900         2,251,300
Ryland Group, Inc.........................            14,700         1,303,008
Senior Housing Properties Trust (REIT)....            57,900           997,617
SL Green Realty Corp. (REIT)..............            30,860         1,266,803
Trizec Properties, Inc. (REIT)............           123,200         1,897,280
United Capital Corp.......................               400             8,288
Winston Hotels, Inc. (REIT)...............            22,100           225,420
                                                               ---------------
                                                                    32,465,657
                                                               ---------------
   Total Financials.......................                         177,445,109
                                                               ---------------
Health Care (8.2%)
Biotechnology (1.2%)
Celgene Corp.*............................                50             2,251
Charles River Laboratories International,
   Inc.*..................................           195,500         6,711,515
Inverness Medical Innovations, Inc.*/\....            12,800           278,784
Invitrogen Corp.*/\.......................            46,366         3,245,620
Martek Biosciences Corp.*.................             1,600           103,952
Nabi Biopharmaceuticals*..................             1,100            13,981
Savient Pharmaceuticals, Inc.*/\..........               100               461
U.S. Onconlogy, Inc.*.....................            12,300           132,348
                                                               ---------------
                                                                    10,488,912
                                                               ---------------
Health Care Equipment & Services (6.2%)
Alaris Medical Systems, Inc.*.............            19,100           290,511
Allied Healthcare International, Inc.*....               600             3,744
American Dental Partners, Inc.*...........             3,100            35,185
American Medical Security Group, Inc.*....               400             8,968
American Shared Hospital Services.........             4,140            24,840
AmerisourceBergen Corp....................            74,200         4,166,330
Apogent Technologies, Inc.*...............           180,900         4,167,936
Atrion Corp...............................               200             8,850
Bausch & Lomb, Inc./\.....................            58,065         3,013,573
Beckman Coulter, Inc......................            85,900         4,366,297
Beverly Enterprises, Inc.*................             1,200            10,308
Capital Senior Living Corp.*..............            21,500           126,420
Chronimed, Inc.*/\........................            15,700           133,136
Compex Technologies, Inc.*/\..............            11,800            98,648
Conmed Corp.*.............................             3,100            73,780
Coventry Health Care, Inc.*/\.............            12,000           773,880
Datascope Corp............................             2,400            86,040
Dentsply International, Inc...............            77,100         3,482,607
DJ Orthopedics, Inc.*.....................             8,200           219,760
E-Z-Em, Inc.*.............................             1,300            16,835
Escalon Medical Corp.*....................             1,700            11,390
Health Management Associates, Inc.,
   Class A................................           169,600         4,070,400
Health Net, Inc.*.........................           305,647         9,994,657
Hillenbrand Industries, Inc...............            36,300         2,252,778
Horizon Health Corp.*.....................               300             6,495
Humana, Inc.*.............................           152,100         3,475,485
Invacare Corp.............................            24,470           987,854
Kindred Healthcare, Inc.*.................             7,800           405,444
Mesa Laboratories, Inc....................               600             5,976
Mine Safety Appliances Co.................               700            55,657
Moore Medical Corp.*......................             2,000            14,280

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of          Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
National Dentex Corp.*....................             1,600   $        38,400
National Home Health Care Corp.*..........             1,700            16,150
Ocular Sciences, Inc.*....................               200             5,742
Omnicare, Inc.............................            63,100         2,548,609
Oxford Health Plans, Inc.*................            24,700         1,074,450
PacifiCare Health Systems, Inc.*/\........             1,800           121,680
Parexel International Corp.*..............             9,100           147,966
PSS World Medical, Inc.*..................               200             2,414
Quest Diagnostics, Inc.*..................            75,800         5,541,738
Respironics, Inc.*........................             1,400            63,126
Select Medical Corp.......................            13,600           221,408
SeraCare Life Sciences, Inc.*.............             1,700            17,221
Sola International, Inc.*/\...............            31,800           597,840
Span-America Medical Systems, Inc.........               300             3,750
Sybron Dental Specialties, Inc.*..........            15,700           441,170
USANA Health Sciences, Inc.*/\............               200             6,120
VCA Antech, Inc.*.........................               200             6,196
Viasys Healthcare, Inc.*..................             6,200           127,720
                                                               ---------------
                                                                    53,369,764
                                                               ---------------
Pharmaceuticals (0.8%)
Alpharma, Inc., Class A...................            50,700         1,019,070
Biovail Corp.*............................           117,300         2,520,777
Endo Pharmaceuticals Holdings, Inc.*......             1,800            34,668
Kos Pharmaceuticals, Inc.*................             1,100            47,344
Nutraceutical International Corp..........             3,300            36,366
Perrigo Co................................             3,400            53,448
Valeant Pharmaceuticals International/\...           104,000         2,615,600
West Pharmaceutical Services, Inc.........            16,100           545,790
                                                               ---------------
                                                                     6,873,063
                                                               ---------------
   Total Health Care......................                          70,731,739
                                                               ---------------
Industrials (15.2%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.*................            94,200         5,440,992
Allied Defense Group, Inc.*...............               300             7,173
Armor Holdings, Inc.*.....................             1,000            26,310
Bombardier, Inc., Class B.................           682,295         2,888,105
Curtiss-Wright Corp.......................               400            18,004
Martin Marietta Materials, Inc............            65,900         3,095,323
                                                               ---------------
                                                                    11,475,907
                                                               ---------------
Air Freight & Couriers (0.1%)
AirNet Systems, Inc.*.....................            10,900            41,093
Dynamex, Inc.*............................             5,700            68,400
EGL, Inc.*/\..............................            24,242           425,690
HUB Group, Inc.*..........................             5,900           127,086
Willis Lease Finance Corp.*...............             9,300            68,355
                                                               ---------------
                                                                       730,624
                                                               ---------------
Airlines (0.8%)
Airtran Holdings, Inc.*/\.................            13,200           157,080
Alaska Air Group, Inc.*...................            28,700           783,223
Continental Airlines, Inc., Class B*......             9,300           151,311
ExpressJet Holdings, Inc.*/\..............            69,000         1,035,000
MAIR Holdings, Inc.*/\....................             8,489            61,800
Northwest Airlines Corp.*/\...............           107,800         1,360,436
Southwest Airlines Co.....................           226,900         3,662,166
                                                               ---------------
                                                                     7,211,016
                                                               ---------------
Building Products (1.3%)
Centex Construction Products, Inc.........               600            36,162
Florida Rock Industries, Inc..............             8,100           444,285
Foster (LB) Co., Class A*.................             9,800            63,700
Griffon Corp.*/\..........................               900   $        18,234
International Aluminum Corp...............             1,400            38,304
Patrick Industries, Inc...................             1,400            11,564
York International Corp...................           279,600        10,289,280
                                                               ---------------
                                                                    10,901,529
                                                               ---------------
Commercial Services & Supplies (1.7%)
American Locker Group, Inc.*..............             1,700            18,972
Bowne & Co., Inc..........................            10,000           135,600
Brink's Co................................             9,400           212,534
CDI Corp..................................            16,613           544,076
Compx International, Inc..................             1,300             8,320
Cornell Cos., Inc.*.......................             4,100            55,965
Duratek, Inc.*............................             4,700            61,288
Ecology And Environment, Inc..............             4,500            43,875
EdgewaterTechnologies, Inc.*..............             8,900            43,254
Equity Marketing, Inc.*...................               900            12,690
Exponent, Inc.*...........................             1,900            40,660
Gundle/SLT Environmental, Inc.*...........             7,600           157,776
Imagistics International, Inc.*...........            13,600           510,000
Imperial Parking Corp.*...................               600            14,550
ITT Educational Services, Inc.*...........             1,900            89,243
Kelly Services, Inc., Class A.............               800            22,832
Lydall, Inc.*.............................             2,900            29,551
McRae Industries, Inc., Class A...........               300             3,000
MPS Group, Inc.*..........................           128,700         1,203,345
Navigant International, Inc.*.............             1,400            19,390
NCO Group, Inc.*..........................             8,700           198,099
Perceptron, Inc.*.........................             9,000            68,400
Republic Services, Inc....................           280,100         7,178,963
Scope Industries..........................               200            14,820
SOURCECORP, Inc.*.........................             1,654            42,392
SPSS, Inc.*...............................            13,000           232,440
Sylvan Learning Systems, Inc.*............            38,107         1,097,101
Tetra Tech, Inc.*.........................             1,900            47,234
Tetra Technologies, Inc.*/\...............            21,900           530,856
Transmontaigne, Inc.*.....................            22,000           141,900
Tufco Technologies, Inc.*.................               100               705
Volt Information Sciences, Inc.*..........             2,600            58,760
Waste Industries USA, Inc.................            12,650           145,475
Werner Enterprises, Inc...................           104,425         2,035,243
                                                               ---------------
                                                                    15,019,309
                                                               ---------------
Construction & Engineering (1.9%)
Ameron International Corp.................             1,600            55,504
AMREP Corp.*..............................               600             9,432
Beazer Homes USA, Inc./\..................            16,700         1,630,922
Brookfield Homes Corp.....................             1,700            43,809
Dominion Homes, Inc.*.....................               900            27,297
EMCOR Group, Inc.*/\......................           148,100         6,501,590
Harsco Corp...............................            61,800         2,708,076
Hovnanian Enterprises, Inc., Class A*/\...            20,500         1,784,730
M/I Schottenstein Homes, Inc..............            11,300           441,265
MDC Holdings, Inc.........................            46,350         2,989,575
Orleans Homebuilders, Inc.*...............             1,800            50,994
Perini Corp.*.............................            18,700           171,105
Skyline Corp..............................               400            13,948
Technical Olympic USA, Inc.*/\............             3,200            88,096
Watts Water Technologies, Inc., Class A...             1,400            31,080
                                                               ---------------
                                                                    16,547,423
                                                               ---------------
Electrical Equipment (1.0%)
Acuity Brands, Inc........................            61,100         1,576,380
Ametek, Inc...............................           112,200         5,414,772
Barnes Group, Inc.........................            12,100           390,951
Benchmark Electronics, Inc.*..............            11,850           412,498
ESCO Technologies, Inc.*..................             3,200           139,680
Esterline Technologies Corp.*.............            25,500           680,085

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Genlyte Group, Inc.*......................             1,118   $        65,269
Orbit International Corp.*................             2,750            20,625
                                                               ---------------
                                                                     8,700,260
                                                               ---------------
Industrial Conglomerates (0.1%)
Grupo IMSA S.A. de C.V.(ADR)..............            35,200           698,720
                                                               ---------------
Machinery (2.8%)
Albany International Corp.................             2,700            91,530
Applied Industrial Technologies, Inc......            23,600           563,096
Cascade Corp..............................             3,200            71,360
Ceradyne, Inc.*...........................               300            10,218
Dover Corp................................            99,100         3,939,225
Flanders Corp.*...........................            26,000           171,080
Flowserve Corp.*..........................            18,000           375,840
IHC Caland N.V............................           114,966         6,235,542
K-Tron International*.....................               500             9,180
Key Technology, Inc.*.....................             5,200            75,608
Lancer Corp.*.............................               400             2,720
Middleby Corp.............................             9,900           400,653
Mueller (Paul) Co.........................             1,400            55,594
Nacco Industries, Inc., Class A...........             5,700           510,036
Navistar International Corp.*/\...........            24,200         1,158,938
Oshkosh Truck Corp........................               600            30,618
Pall Corp.................................           120,200         3,224,966
Precision Castparts Corp./\...............            48,814         2,216,626
Regal Beloit Corp.........................            10,300           226,600
Robbins & Myers, Inc......................             5,800           110,142
Sauer-Danfoss, Inc........................             4,000            64,800
SL Industries, Inc.*......................             6,500            52,130
Stewart & Stevenson Services, Inc./\......             7,100            99,755
Sun Hydraulics, Inc.......................             3,900            28,041
Tecumseh Products Co., Class B............             3,700           174,640
Terex Corp.*..............................            10,000           284,800
Timken Co.................................           183,700         3,685,022
Todd Shipyards Corp.......................             1,200            21,312
Twin Disc, Inc............................             3,100            58,993
Unova, Inc.*..............................             3,600            82,620
                                                               ---------------
                                                                    24,031,685
                                                               ---------------
Marine (0.9%)
Alexander & Baldwin, Inc..................            57,500         1,937,175
CP Ships Ltd..............................            10,900           226,393
Frontline Ltd. (ADR)/\....................            76,900         1,958,643
General Maritime Corp.*...................            11,800           207,680
Maritrans, Inc............................             8,500           142,035
Nordic American Tanker Shipping Ltd./\....            10,400           156,520
Overseas Shipholding Group, Inc...........            23,700           806,985
Teekay Shipping Corp./\...................            44,700         2,549,241
                                                               ---------------
                                                                     7,984,672
                                                               ---------------
Railroads (0.4%)
CSX Corp..................................            98,700         3,547,278
                                                               ---------------
Trading Companies & Distributors (0.9%)
Grainger (W.W.), Inc......................            99,900         4,734,261
United Stationers, Inc.*..................            86,300         3,531,396
Watsco, Inc., Class B.....................               100             2,250
                                                               ---------------
                                                                     8,267,907
                                                               ---------------
Trucking (2.0%)
BorgWarner, Inc...........................            64,500         5,487,015
Boyd Brothers Transportation*.............               600             3,696
Celadon Group, Inc.*......................             1,700            24,140
CNF, Inc..................................           138,700         4,701,930
GATX Corp.................................            14,500           405,710
Marten Transport Ltd.*....................             3,150            48,447
Ryder System, Inc.........................            81,980         2,799,617
U.S. Xpress Enterprises, Inc., Class A*...             7,800   $        95,550
United Rentals, Inc.*.....................           176,350         3,396,501
USA Truck, Inc.*..........................             1,800            17,800
Yellow Roadway Corp.*/\...................             1,300            47,021
                                                               ---------------
                                                                    17,027,427
                                                               ---------------
   Total Industrials......................                         132,143,757
                                                               ---------------
Information Technology (18.2%)
Application Software (0.6%)
Aspen Technologies, Inc.*/\...............           169,200         1,735,992
CompuCom Systems, Inc.*...................               700             3,668
Hyperion Solutions Corp.*/\...............            18,100           545,534
Macromedia, Inc.*/\.......................           130,250         2,323,660
Mentor Graphics Corp.*....................             7,500           109,050
Systems & Computer Technology Corp.*......             3,500            57,225
                                                               ---------------
                                                                     4,775,129
                                                               ---------------
Computer Hardware (0.0%)
GTSI Corp.*...............................               200             2,770
Hutchinson Technology, Inc.*/\............             9,100           279,734
                                                               ---------------
                                                                       282,504
                                                               ---------------
Computer Storage & Peripherals (1.1%)
Astro-Med, Inc............................             2,600            33,670
Interphase Corp.*.........................               300             3,885
Maxtor Corp.*.............................           770,950         8,557,545
SanDisk Corp.*............................             2,200           134,508
Storage Technology Corp.*.................            28,500           733,875
                                                               ---------------
                                                                     9,463,483
                                                               ---------------
Electronic Equipment & Instruments (9.0%)
Agere Systems, Inc., Class A*/\...........         1,992,300         6,076,515
Anixter International, Inc.*/\............           192,800         4,989,664
Arrow Electronics, Inc.*..................           531,700        12,303,538
Avid Technology, Inc.*....................               600            28,800
Bonso Electronic International, Inc.......               300             2,460
Celestica, Inc.*..........................           359,800         5,422,186
Checkpoint Systems, Inc.*.................             4,200            79,422
Espey Manufacturing & Electronics Corp....               200             5,200
Isco, Inc.................................             1,600            14,800
LeCroy Corp.*.............................               943            16,983
Lowrance Electronics, Inc.*...............             1,200            24,558
O.I. Corp.*...............................             4,500            39,371
Pentair, Inc..............................            69,882         3,193,607
PerkinElmer, Inc..........................           347,419         5,930,442
SCANA Corp................................             1,500            51,375
Sparton Corp.*............................               551             5,538
Tech Data Corp.*..........................            79,100         3,139,479
Tektronix, Inc............................           309,600         9,783,360
Thermo Electron Corp.*....................           199,100         5,017,320
Transaction Systems Architechs,
   Inc., Class A*.........................             2,100            47,523
Trimble Navigation Ltd.*/\................               600            22,344
Vishay Intertechnology, Inc.*/\...........           873,850        20,011,165
Waters Corp.*.............................            65,100         2,158,716
                                                               ---------------
                                                                    78,364,366
                                                               ---------------
Internet Software & Services (0.2%)
American Software, Inc., Class A..........            24,000           171,816
Cognizant Technology Solutions Corp.*.....             1,600            73,024
EarthLink, Inc.*/\........................            10,000           100,000
eResearch Technology, Inc.*/\.............            32,400           823,608
IDX Systems Corp.*........................             2,900            77,778
Modem Media, Inc.*/\......................            19,000           155,230

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
Pomeroy Computer Resources, Inc.*.........             1,100   $        16,214
                                                               ---------------
                                                                     1,417,670
                                                               ---------------
IT Consulting & Services (1.9%)
American Management Systems, Inc.*........             1,300            19,591
BearingPoint, Inc.*.......................           427,300         4,311,457
Covansys Corp.*...........................            18,300           201,300
eFunds Corp.*.............................            34,060           590,941
Navigant Consulting Co.*..................               400             7,544
NCR Corp.*................................             9,700           376,360
NWH, Inc..................................             3,200            65,664
Reynolds & Reynolds Co. (The).............           153,600         4,462,080
Systemax, Inc.*...........................            12,800            85,248
TSR, Inc..................................               900             6,930
Unisys Corp.*.............................           424,000         6,296,400
                                                               ---------------
                                                                    16,423,515
                                                               ---------------
Networking Equipment (0.3%)
3Com Corp.*...............................            76,600           625,822
Avaya, Inc.*/\............................           136,700         1,768,898
Mindspeed Technologies, Inc.*.............            14,200            97,270
                                                               ---------------
                                                                     2,491,990
                                                               ---------------
Office Electronics (0.0%)
Filenet Corp.*/\..........................               300             8,124
                                                               ---------------
Semiconductor Equipment (1.9%)
Axcelis Technologies, Inc.*...............           456,800         4,668,496
Mykrolis Corp.*/\.........................            34,800           559,584
Teradyne, Inc.*/\.........................           438,250        11,153,463
Ultratech, Inc.*..........................            16,900           496,353
                                                               ---------------
                                                                    16,877,896
                                                               ---------------
Semiconductors (1.9%)
Diodes, Inc.*.............................             3,000            57,000
Fairchild Semiconductor
   International, Inc., Class A*/\........           168,600         4,209,942
International Rectifier Corp.*............            97,900         4,837,239
LSI Logic Corp.*..........................           522,550         4,635,018
National Semiconductor Corp.*.............            62,350         2,457,214
OmniVision Technologies, Inc.*............               100             5,525
Standard Microsystems Corp.*..............            12,664           320,399
                                                               ---------------
                                                                    16,522,337
                                                               ---------------
Systems Software (1.1%)
Ascential Software Corp.*.................            17,100           443,403
Ciber, Inc.*/\............................            53,500           463,310
Digi International, Inc.*.................            23,000           220,800
Epicor Software Corp.*/\..................            36,400           464,464
Gerber Scientific, Inc.*..................            29,100           231,636
Manatron, Inc.*...........................             4,200            33,348
MTS Systems Corp..........................             8,838           169,955
Network Associates, Inc.*.................           454,750         6,839,440
Sybase, Inc.*.............................            37,000           761,460
                                                               ---------------
                                                                     9,627,816
                                                               ---------------
Telecommunications Equipment (0.2%)
Adtran, Inc...............................            42,400         1,314,400
CellStar Corp.*/\.........................               700             8,841
Communications Systems, Inc...............             2,200            17,622
Comtech Communications Corp...............             1,200            34,644
                                                               ---------------
                                                                     1,375,507
                                                               ---------------
   Total Information Technology...........                         157,630,337
                                                               ---------------
Materials (6.4%)
Chemicals (2.7%)
American Pacific Corp.....................               500             4,800
Arch Chemicals, Inc.......................             1,000            25,660
Ashland, Inc..............................            77,700         3,423,462
Cytec Industries, Inc.*...................            54,600         2,096,094
Engelhard Corp............................           176,900         5,298,155
Great Lakes Chemical Corp.................            50,000   $     1,359,500
Hercules, Inc.*...........................             1,900            23,180
IMC Global, Inc./\........................           616,960         6,126,413
Kronos Worlwide, Inc.*....................             4,450            98,790
Lesco, Inc.*..............................               300             3,897
Lubrizol Corp.............................               200             6,504
Minerals Technologies, Inc................            24,000         1,422,000
NL Industries, Inc........................             8,900           104,130
Octel Corp................................             5,000            98,450
Rohm & Haas Co............................            71,000         3,032,410
Stepan Co.................................               300             7,695
TOR Minerals International, Inc.*.........             4,600            24,012
                                                               ---------------
                                                                    23,155,152
                                                               ---------------
Construction Materials (0.6%)
Continental Materials Corp.*..............               200             5,400
Lafarge North America, Inc................            16,600           672,632
Layne Christensen Co.*....................             3,000            35,250
Rinker Group Ltd..........................         1,018,768         5,027,706
United States Lime & Minerals, Inc........               500             3,375
                                                               ---------------
                                                                     5,744,363
                                                               ---------------
Containers & Packaging (1.5%)
Atlantis Plastics, Inc.*..................             2,100            25,410
Chesapeake Corp...........................            19,800           524,304
Pactiv Corp.*.............................           267,300         6,388,470
Peak International Ltd.*..................             1,700             9,520
Smurfit-Stone Container Corp.*............           315,800         5,864,406
                                                               ---------------
                                                                    12,812,110
                                                               ---------------
Metals & Mining (1.0%)
Arch Coal, Inc............................               400            12,468
Eastern Co................................             3,500            54,740
Imco Recycling, Inc.*.....................            12,400           122,636
International Steel Group, Inc.*/\........             2,049            79,809
Metal Management, Inc.*/\.................            11,000           406,230
Olympic Steel, Inc.*......................               500             4,107
Peabody Energy Corp.......................             3,300           137,643
Phelps Dodge Corp.*.......................            73,250         5,573,592
Quanex Corp...............................             5,400           248,940
Ryerson Tull, Inc.........................            26,100           298,845
Schnitzer Steel In0u0tries, Inc./\........            15,000           907,500
Southern Peru Copper Corp.................            17,800           839,448
Synalloy Corp.*...........................             2,600            17,992
                                                               ---------------
                                                                     8,703,950
                                                               ---------------
Paper & Forest Products (0.6%)
Boise Cascade Corp........................            63,000         2,070,180
Louisiana-Pacific Corp.*..................           143,400         2,563,992
Rock-Tenn Co., Class A....................             5,600            96,656
Universal Forest Products, Inc./\.........            10,200           328,236
Wausau-Mosinee Paper Corp.................            41,500           561,080
                                                               ---------------
                                                                     5,620,144
                                                               ---------------
   Total Materials........................                          56,035,719
                                                               ---------------
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.1%)
Atlantic Tele-Network, Inc................             1,600            44,880
Golden Telecom, Inc.*.....................            13,200           366,300
Hector Communications Corp.*..............               580             8,132
Lightbridge, Inc.*........................               900             8,190
                                                               ---------------
                                                                       427,502
                                                               ---------------
Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.............            53,800         3,365,190
U.S. Cellular Corp.*/\....................            10,400           369,200
                                                               ---------------
                                                                     3,734,390
                                                               ---------------
   Total Telecommunication Services.......                           4,161,892
                                                               ---------------

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares           (Note 1)
------------------------------------------------------------------------------
Utilities (2.8%)
Electric Utilities (2.5%)
Central Vermont Public Service Corp.......             5,400   $       126,900
Cinergy Corp..............................           151,900         5,895,239
Duquesne Light Holdings, Inc..............           106,100         1,945,874
Great Plains Energy, Inc..................            17,700           563,214
Green Mountain Power Corp.................             1,700            40,120
Idacorp, Inc..............................             2,300            68,816
Maine & Maritimes Corp....................             1,636            57,276
Northeast Utilities.......................            26,500           534,505
OGE Energy Corp...........................           104,500         2,527,855
Pinnacle West Capital Corp................            33,800         1,352,676
PNM Resources Inc.........................            53,500         1,503,350
PPL Corp..................................            71,500         3,128,125
TXU Corp..................................           182,500         4,328,900
UIL Holdings Corp.........................             1,300            58,630
                                                               ---------------
                                                                    22,131,480
                                                               ---------------
Gas Utilities (0.2%)
AGL Resources, Inc........................            43,000         1,251,300
Chesapeake Utilities Corp.................             1,100            28,655
Delta Natural Gas Co., Inc................               500            11,930
Energy West, Inc..........................               900             5,355
Laclede Group, Inc........................               500            14,275
South Jersey Industries, Inc..............            11,700           473,850
                                                               ---------------
                                                                     1,785,365
                                                               ---------------
Multi - Utilities (0.1%)
Westar Energy, Inc........................            27,300           552,825
                                                               ---------------
Water Utilities (0.0%)
SJW Corp..................................             1,300           116,025
                                                               ---------------
   Total Utilities........................                          24,585,695
                                                               ---------------
Total Common Stocks (97.9%)
   (Cost $722,131,524)....................                         849,976,493
                                                               ---------------
                                                Principal
                                                 Amount
                                             ---------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash
   Collateral for Securities Loaned (14.1%)
American Express Centurion GC,
   1.11%, 1/5/04..........................   $     4,006,109         4,006,109
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................         5,007,637         5,007,637
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................         2,003,372         2,003,372
CIC N.Y.,
   1.12%, 1/12/04.........................         5,007,637         5,007,637
Concord Minutemen C.C. LLC,
   Series A
   1.11%, 1/16/04.........................         3,994,622         3,994,622
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................   $     4,006,206   $     4,006,206
Fortis Bank, London,
   1.11%, 3/31/04.........................         5,007,637         5,007,637
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................         5,007,637         5,007,637
Greenwich Capital,
   1.07%, 1/2/04..........................        60,091,642        60,091,642
Hartford Life,
   1.20%, 12/31/04 (l)....................         1,602,444         1,602,444
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................           701,069           701,069
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................         3,292,725         3,292,725
New York Life Insurance,
   1.28%, 3/21/04 (l).....................         5,007,637         5,007,637
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................         5,007,637         5,007,637
SWIFT,
   Series 01-A7 A,
   1.16%, 3/15/04 (l).....................         2,814,930         2,814,930
Thames Asset Global Securities,
   1.11%, 1/20/04.........................         1,997,435         1,997,435
Tulip Funding,
   1.13%, 2/26/04.........................         4,395,278         4,395,278
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................         3,809,183         3,809,183
                                                               ---------------
                                                                   122,760,837
                                                               ---------------
Time Deposit (2.4%)
J.P. Morgan Chase Nassau,
   0.43%, 1/2/04..........................        20,843,749        20,843,749
                                                               ---------------
Total Short-Term Debt Securities (16.5%)
   (Amortized Cost $143,604,586)..........                         143,604,586
                                                               ---------------
Total Investments (114.4%)
   (Cost/Amortized Cost $865,736,110).....                         993,581,079
Other Assets Less Liabilities
   (-14.4%)...............................                        (125,284,639)
                                                               ---------------
Net Assets (100%).........................                     $   868,296,440
                                                               ===============
----------
*    Non-income producing.

/\   All, or a portion of security out on loan (See Note 1).

(l)  Floating Rate Security. Rate disclosed is as of December 31, 2003.

     Glossary:
     ADR -- American Depositary Receipt
     REIT -- Real Estate Investment Trust

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
--------------------------------------------------------------------------------
Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $   833,560,735
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............       230,447,615

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $   129,475,116
Aggregate gross unrealized depreciation.....................        (2,933,062)
                                                               ---------------
Net unrealized appreciation.................................   $   126,542,054
                                                               ===============
Federal income tax cost of investments......................   $   867,039,025
                                                               ===============

At December 31, 2003, the Portfolio had loaned securities with a total value of $119,523,226. This was secured by collateral of $122,760,837 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $2,395 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio utilized net capital loss carryforward of $8,007,238 during 2003.

                     See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                 Shares           (Note 1)
------------------------------------------------------------------------------
COMMON STOCKS:
Consumer Discretionary (6.1%)
Household Durables (0.4%)
Sony Corp.................................            13,800   $       477,727
                                                               ---------------
Internet Retail (2.6%)
eBay, Inc.*/\.............................            38,900         2,512,551
InterActiveCorp*/\........................            18,545           629,232
                                                               ---------------
                                                                     3,141,783
                                                               ---------------
Media (3.1%)
COX Communications, Inc., Class A*/\......            25,910           892,599
Pixar, Inc.*/\.............................           12,515           867,164
Time Warner, Inc.*........................           115,425         2,076,496
                                                               ---------------
                                                                     3,836,259
                                                               ---------------
   Total Consumer Discretionary...........                           7,455,769
                                                               ---------------
Financials (0.1%)
Diversified Financials (0.1%)
Ameritrade Holding Corp.*.................            12,801           180,110
                                                               ---------------
Industrials (2.8%)
Aerospace & Defense (1.0%)
Raytheon Co...............................            42,180         1,267,087
                                                               ---------------
Commercial Services & Supplies (1.1%)
Cendant Corp.*............................            51,700         1,151,359
Sabre Holdings Corp.......................             8,500           183,515
                                                               ---------------
                                                                     1,334,874
                                                               ---------------
Electrical Equipment (0.5%)
American Power Conversion Corp............            10,500           256,725
Varian Semiconductor Equipment
   Associates, Inc.*......................             7,900           345,151
                                                               ---------------
                                                                       601,876
                                                               ---------------
Industrial Conglomerates (0.2%)
Tyco International Ltd....................             8,450           223,925
                                                               ---------------
   Total Industrials......................                           3,427,762
                                                               ---------------
Information Technology (87.7%)
Application Software (13.4%)
Autodesk, Inc.............................             6,520           160,262
BEA Systems, Inc.*........................           123,345         1,517,143
Business Objects S.A. (ADR)*/\............            29,200         1,012,364
Cadence Design Systems, Inc.*.............            11,200           201,376
Citrix Systems, Inc.*.....................            17,780           377,114
CompuCom Systems, Inc.*...................             2,500            13,100
Electronic Arts, Inc.*....................            37,825         1,807,278
Embarcadero Technologies, Inc.*...........             1,300            20,735
Intuit, Inc.*.............................             2,000           105,820
Mercury Interactive Corp.*................            34,115         1,659,354
Red Hat, Inc.*............................           153,000         2,871,810
SAP AG (ADR)/\............................            79,860         3,318,982
Siebel Systems, Inc.*.....................            66,850           927,209
Symantec Corp.*...........................            56,740         1,966,041
Trend Micro, Inc.*........................            14,700           394,350
                                                               ---------------
                                                                    16,352,938
                                                               ---------------
Computer Hardware (3.6%)
Dell, Inc.*...............................            60,075         2,040,147
Hewlett-Packard Co........................           103,709         2,382,196
                                                               ---------------
                                                                     4,422,343
                                                               ---------------
Computer Storage & Peripherals (5.6%)
Electronics for Imaging, Inc.*............             7,600           197,752
EMC Corp.*................................           121,790         1,573,527
Lexar Media, Inc.*........................            26,850           467,996
Maxtor Corp.*.............................            88,100           977,910
McData Corp., Class B*....................            61,200           583,236
Network Appliance, Inc.*..................            35,210           722,861
SanDisk Corp.*/\..........................            26,680         1,631,215
Seagate Technology*/\.....................            16,380   $       309,582
Western Digital Corp.*....................            34,530           407,109
                                                               ---------------
                                                                     6,871,188
                                                               ---------------
Electronic Equipment & Instruments (4.2%)
Agilent Technologies, Inc.*...............            74,095         2,166,538
AU Optronics Corp. (ADR)/\................            23,600           281,312
Flextronics International Ltd.*/\.........           109,040         1,618,154
Photon Dynamics, Inc.*....................             4,330           174,239
RF Micro Devices, Inc.*...................            73,600           739,680
Sharp Corp................................             8,200           129,385
                                                               ---------------
                                                                     5,109,308
                                                               ---------------
Internet Software & Services (8.9%)
aQuantive, Inc./\.........................            20,080           205,820
Cognizant Technology Solutions Corp.*/\...            11,996           547,497
DoubleClick, Inc.*/\.......................            64,678          661,009
MicroStrategy, Inc., Class A*/\............            12,360          648,653
NetFlix, Inc.*/\..........................             4,580           250,480
Retek, Inc.*..............................            64,770           601,066
SINA Corp.*/\.............................            32,700         1,103,625
Softbank Corp.............................            16,800           514,174
Sohu.com, Inc.*/\.........................            42,640         1,279,626
VeriSign, Inc.*/\..........................            83,910        1,367,733
Yahoo Japan Corp.*........................                41           550,900
Yahoo!, Inc.*.............................            70,780         3,197,133
                                                               ---------------
                                                                    10,927,716
                                                               ---------------
IT Consulting & Services (3.6%)
Accenture Ltd., Class A*..................            32,500           855,400
BISYS Group, Inc.*........................            20,300           302,064
Computer Sciences Corp.*..................            15,300           676,719
First Data Corp...........................            40,000         1,643,600
NCR Corp.*................................            21,300           826,440
webMethods, Inc.*.........................            14,300           130,845
                                                               ---------------
                                                                     4,435,068
                                                               ---------------
Networking Equipment (5.5%)
Brocade Communications Systems, Inc.*.....            43,300           250,274
Cisco Systems, Inc.*......................           231,728         5,628,673
Foundry Networks, Inc.*...................            29,214           799,295
Juniper Networks, Inc.*...................             2,150            40,162
                                                               ---------------
                                                                     6,718,404
                                                               ---------------
Office Electronics (0.2%)
Canon, Inc................................             4,500           209,527
                                                               ---------------
Semiconductor Equipment (5.3%)
Applied Materials, Inc.*..................            55,317         1,241,867
ASE Test Ltd.*............................            29,000           434,130
ASML Holding N.V.(N.Y. Shares)*/\.........            83,541         1,674,997
Emulex Corp.*.............................            14,600           389,528
KLA-Tencor Corp.*.........................            22,470         1,318,315
Marvell Technology Group Ltd.*............            11,230           425,954
Teradyne, Inc.*/\.........................            23,610           600,874
Tokyo Electron Ltd........................             5,000           379,770
                                                               ---------------
                                                                     6,465,435
                                                               ---------------
Semiconductors (18.7%)
Altera Corp.*.............................           113,305         2,572,023
Amkor Technology, Inc.*/\.................            12,954           235,892
Analog Devices, Inc.*.....................            20,400           931,260
ChipPAC, Inc., Class A*/\.................            98,985           751,296
Cypress Semiconductor Corp.*/\............            27,467           586,695
Fairchild Semiconductor
   International, Inc., Class A*/\ .......            50,180         1,252,995
Intel Corp................................            56,394         1,815,887
National Semiconductor Corp.*/\...........            30,950         1,219,740
NEC Electronics Corp.*....................             6,200           453,560
PMC-Sierra, Inc.*.........................            12,460           251,069

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2003
------------------------------------------------------------------------------
                                                Number of           Value
                                                  Shares          (Note 1)
------------------------------------------------------------------------------
Power Integrations, Inc.*.................            10,610   $       355,011
QLogic Corp.*.............................             1,600            82,560
Samsung Electronics Co., Ltd.
 (GDR)Section.............................            10,886         2,046,568
Silicon Laboratories, Inc.*...............            12,300           531,606
Skyworks Solutions, Inc.*.................            24,500           213,150
STMicroelectronics N.V.
   (N.Y. shares)..........................            54,304         1,466,751
Taiwan Semiconductor
   Manufacturing Co., Ltd. (ADR)*/\.......           237,134         2,428,252
Texas Instruments, Inc....................            84,135         2,471,886
United Microelectronics Corp. (ADR)*/\....           124,940           618,453
Xilinx, Inc.*.............................            68,050         2,636,257
                                                               ---------------
                                                                    22,920,911
                                                               ---------------
Systems Software (9.3%)
Adobe Systems, Inc........................            27,525         1,081,732
Cognos, Inc.*.............................            14,400           440,928
Computer Associates International, Inc....            12,400           339,016
Microsoft Corp............................           158,490         4,364,815
Network Associates, Inc.*.................            40,090           602,954
Novell, Inc.*.............................            67,200           706,944
Oracle Corp.*.............................           118,950         1,570,140
VERITAS Software Corp.*/\.................            62,790         2,333,276
                                                               ---------------
                                                                    11,439,805
                                                               ---------------
Telecommunications Equipment (9.4%)
Adtran, Inc...............................            12,400           384,400
Alcatel S.A. (ADR)*/\.....................            30,308           389,458
Amdocs Ltd.*..............................            57,968         1,303,121
Comverse Technology, Inc.*................            70,510         1,240,271
Corning, Inc.*............................           176,825         1,844,285
Motorola, Inc.............................           113,480         1,596,663
Nokia OYJ (ADR)/\.........................            66,760         1,134,920
Nortel Networks Corp.*....................            79,200           335,016
QUALCOMM, Inc.............................            27,445         1,480,109
Sycamore Networks, Inc.*..................            63,700           333,788
Telefonktiebolaget LM Ericsson (ADR)*.....            22,500           398,250
UTStarcom, Inc.*/\........................            30,086         1,115,288
                                                               ---------------
                                                                    11,555,569
                                                               ---------------
   Total Information Technology...........                         107,428,212
                                                               ---------------
Telecommunication Services (0.2%)
Diversified Telecommunication
   Services (0.2%)
Plantronics, Inc.*........................             5,700           186,105
                                                               ---------------
Total Common Stocks (96.9%)
   (Cost $106,717,420)....................                         118,677,958
                                                               ---------------

------------------------------------------------------------------------------
                                                Principal           Value
                                                 Amount           (Note 1)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral
   for Securities Loaned (17.5%)
American Express Centurion GC,
   1.11%, 1/5/04..........................   $       699,509   $       699,509
Bank Nederlandse Gemeenten BNG,
   1.11%, 3/31/04.........................           874,386           874,386
Chase Credit Card Master Trust,
   Series 97-1A
   1.16%, 2/17/04 (l).....................           349,810           349,810
CIC N.Y.,
   1.12%, 1/12/04.........................           874,386           874,386
Concord Minutemen C.C. LLC,
   Series A
   1.11%, 1/16/04.........................           697,503           697,503
Credit Suisse First Boston USA, Inc.,
   1.29%, 3/29/04 (l).....................           699,526           699,526
Fortis Bank, London,
   1.11%, 3/31/04.........................           874,386           874,386
Goldman Sachs Group LP,
   1.16%, 4/5/04 (l)......................           874,386           874,386
Greenwich Capital,
   1.07%, 1/2/04..........................        10,492,631        10,492,631
Hartford Life,
   1.20%, 12/31/04 (l)....................           279,803           279,803
Lehman Brothers, Inc.,
   1.18%, 3/31/04 (l).....................           122,414           122,414
Mizuho Securities USA, Inc.,
   1.03%, 1/2/04..........................           574,944           574,944
New York Life Insurance,
   1.28%, 3/21/04 (l).....................           874,386           874,386
Security Life of Denver Insurance Co.,
   1.27%, 3/31/04 (l).....................           874,386           874,386
SWIFT, Series 01-A7 A,
   1.16%, 3/15/04 (l).....................           491,516           491,516
Thames Asset Global Securities,
   1.11%, 1/20/04.........................           348,773           348,773
Tulip Funding,
   1.13%, 2/26/04.........................           767,462           767,462
Wachovia Bank N.A.,
   1.06%, 11/15/04 (l)....................           665,123           665,123
                                                               ---------------
                                                                    21,435,330
                                                               ---------------
Time Deposit (5.0%)
J.P. Morgan Chase Nassau, 0.43%, 1/2/04...         6,147,713         6,147,713
                                                               ---------------
Total Short-Term Debt Securities (22.5%)
   (Amortized Cost $27,583,043)...........                          27,583,043
                                                               ---------------
Total Investments (119.4%)
   (Cost/Amortized Cost $134,300,463).....                         146,261,001
Other Assets Less Liabilities
   (-19.4%)...............................                         (23,706,795)
                                                               ---------------
Net Assets (100%).........................                     $   122,554,206
                                                               ===============

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 2003
-------------------------------------------------------------------------------
Distribution of Investments by Global Region
As a Percentage of Total Investments

Bermuda...............................................................      1.0%
Canada................................................................      0.5
Cayman Islands........................................................      0.2
China ................................................................      1.6
Finland...............................................................      0.8
France................................................................      1.0
Germany...............................................................      2.3
Japan.................................................................      2.1
Netherlands...........................................................      1.1
Singapore.............................................................      1.1
South Korea...........................................................      1.4
Sweden................................................................      0.3
Switzerland...........................................................      1.0
Taiwan................................................................      2.6
United Kingdom........................................................      0.9
United States**.......................................................     82.1
                                                                          -----
                                                                          100.0%
                                                                          =====

--------------------------------------------------------------------------------

*         Non-income producing.

**        Includes Short-Term Debt Securities of 18.9%.

/\        All, or a portion of security out on loan (See Note 1).

Section Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2003, these securities amounted to $1,113,148 or 0.91% of net assets.

(l)       Floating Rate Security. Rate disclosed is as of December 31, 2003.

          Glossary:
          ADR -- American Depositary Receipt
          GDR -- Global Depositary Receipt

-------------------------------------------------------------------------------
Options written for the year ended December 31, 2003, were as follows:

                                                            Total        Total
                                                          Number of    Premiums
                                                          Contracts    Received
                                                          ---------   ---------
Options outstanding--January 1, 2003...................          76   $  17,579
Options written........................................         455     107,933
Options terminated in closing purchase transactions....        (471)   (111,404)
Options expired........................................         (12)     (3,692)
Options exercised......................................         (48)    (10,416)
                                                          ---------   ---------
Options outstanding--December 31, 2003.................          --   $      --
                                                          =========   =========

Investment security transactions for the year ended December 31, 2003 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities..............   $    167,779,497
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities..............         95,199,506

As of December 31, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.....................   $     11,250,761
Aggregate gross unrealized depreciation.....................         (1,006,615)
                                                               ----------------
Net unrealized appreciation.................................   $     10,244,146
                                                               ================
Federal income tax cost of investments......................   $    136,016,855
                                                               ================

At December 31, 2003, the Portfolio had loaned securities with a total value of $21,103,133. This was secured by collateral of $21,435,330 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2003, the Portfolio incurred approximately $4,589 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio utilized net capital loss carryforward of $1,838,571 during 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $5,365,231)...................   $      5,365,064
   Receivable from Separate Accounts for Trust shares sold..            891,349
   Receivable from investment manager.......................              7,922
   Dividends, interest and other receivables................                 73
                                                               ----------------
      Total assets..........................................          6,264,408
                                                               ----------------
LIABILITIES
   Overdraft payable........................................                146
   Payable for securities purchased.........................            172,500
   Administrative fees payable..............................              4,402
   Distribution fees payable - Class B......................                698
   Trustees' fees payable...................................                  2
   Accrued expenses.........................................              7,611
                                                               ----------------
      Total liabilities.....................................            185,359
                                                               ----------------
NET ASSETS..................................................   $      6,079,049
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $      6,072,178
   Accumulated undistributed net realized gain..............              7,038
   Unrealized depreciation on investments...................               (167)
                                                               ----------------
      Net assets............................................   $      6,079,049
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $92,593 / 8,857 shares outstanding (unlimited
    amount authorized: $0.001 par value)....................   $          10.45
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $5,986,456 / 572,634 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.45
                                                               ================

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2003*
INVESTMENT INCOME
   Dividends (All dividend income received from
   affiliates)..............................................   $         51,309
   Interest.................................................                121
                                                               ----------------
      Total income..........................................             51,430
                                                               ----------------
EXPENSES
   Administrative fees......................................             16,291
   Professional fees........................................             15,004
   Custodian fees...........................................              5,000
   Distribution fees - Class B..............................                970
   Printing and mailing expenses............................                458
   Investment management fees...............................                414
   Trustees' fees...........................................                  3
   Miscellaneous............................................                663
                                                               ----------------
      Gross expenses........................................             38,803
   Less: Waiver of investment management fees...............               (414)
         Reimbursement from investment manager..............            (37,006)
                                                               ----------------
      Net expenses..........................................              1,383
                                                               ----------------
NET INVESTMENT INCOME.......................................             50,047
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities..............................              7,203
   Net change in unrealized depreciation on securities......               (167)
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................              7,036
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $         57,083
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                  July 31,
                                                                    2003* to
                                                                  December 31,
                                                                     2003
                                                               ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income....................................   $         50,047
   Net realized gain on investments.........................              7,203
   Net change in unrealized depreciation on investments.....               (167)
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........             57,083
                                                               ----------------
DIVIDENDS:
   Dividends from net investment income
   Class A..................................................             (1,149)
   Class B..................................................            (49,119)
                                                               ----------------
TOTAL DIVIDENDS.............................................            (50,268)
                                                               ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [4,942 shares].......................             51,532
   Capital shares issued in reinvestment of dividends [111
   shares]..................................................              1,149
   Capital shares repurchased [ (1,196) shares ]............            (12,460)
                                                               ----------------
   Total Class A transactions...............................             40,221
                                                               ----------------
   Class B
   Capital shares sold [585,324 shares].....................          6,117,160
   Capital shares issued in reinvestment of dividends
   [4,717 shares]...........................................             49,119
   Capital shares repurchased [(22,407) shares].............           (234,266)
                                                               ----------------
   Total Class B transactions...............................          5,932,013
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS................................................          5,972,234
                                                               ----------------
TOTAL INCREASE IN NET ASSETS................................          5,979,049
NET ASSETS:
   Beginning of period......................................            100,000
                                                               ----------------
   End of period............................................   $      6,079,049
                                                               ================

----------
   * Class A and Class B commenced operations on July 31, 2003

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $8,873,875)...................   $      8,959,568
   Receivable from Separate Accounts for Trust shares sold..            757,421
   Receivable for securities sold...........................             43,122
   Receivable from investment manager ......................              8,562
   Dividends, interest and other receivables................                 86
                                                               ----------------
      Total assets..........................................          9,768,759
                                                               ----------------
LIABILITIES
   Overdraft payable........................................             42,993
   Administrative fees payable..............................              4,866
   Distribution fees payable - Class B......................              1,454
   Trustees' fees payable...................................                  3
   Accrued expenses.........................................              8,197
                                                               ----------------
      Total liabilities.....................................             57,513
                                                               ----------------
NET ASSETS..................................................   $      9,711,246
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $      9,611,582
   Accumulated undistributed net realized gain..............             13,971
   Unrealized appreciation on investments...................             85,693
                                                               ----------------
      Net assets............................................   $      9,711,246
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $224,781 / 21,090 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.66
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $9,486,465 / 890,133 shares outstanding
    (unlimited amount authorized: $0.001 par value..........   $          10.66
                                                               ================

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2003*
INVESTMENT INCOME
   Dividends (All dividend income received from affiliates).   $        100,754
   Interest.................................................                212
                                                               ----------------
      Total income..........................................            100,966
                                                               ----------------
EXPENSES
   Administrative fees......................................             17,081
   Professional fees........................................             15,007
   Custodian fees...........................................              5,000
   Distribution fees - Class B..............................              2,250
   Printing and mailing expenses............................              1,088
   Investment management fees...............................                940
   Trustees' fees...........................................                  7
   Miscellaneous............................................                669
                                                               ----------------
      Gross expenses........................................             42,042
   Less: Waiver of investment management fees...............               (940)
         Reimbursement from investment manager..............            (37,910)
                                                               ----------------
      Net expenses..........................................              3,192
                                                               ----------------
NET INVESTMENT INCOME.......................................             97,774
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities..............................             14,204
   Net change in unrealized appreciation on securities......             85,693
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................             99,897
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $        197,671
                                                               ================

                                                                    July 31,
                                                                    2003* to
                                                                  December 31,
STATEMENT OF CHANGES IN NET ASSETS                                    2003
                                                               -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income....................................   $         97,774
   Net realized gain on investments.........................             14,204
   Net change in unrealized appreciation on investments.....             85,693
                                                               ----------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....            197,671
                                                               ----------------
DIVIDENDS:
   Dividends from net investment income
   Class A..................................................             (2,836)
   Class B..................................................            (95,329)
                                                               ----------------
TOTAL DIVIDENDS ............................................            (98,165)
                                                               ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [20,802 shares]......................            218,410
   Capital shares issued in reinvestment of dividends [268
    shares].................................................              2,836
   Capital shares repurchased [(4,980) shares]..............            (52,214)
                                                               ----------------
   Total Class A transactions...............................            169,032
                                                               ----------------
   Class B
   Capital shares sold [926,085 shares].....................          9,778,943
   Capital shares issued in reinvestment of dividends
    [8,999 shares]..........................................             95,329
   Capital shares repurchased [(49,951) shares].............           (531,564)
                                                               ----------------
   Total Class B transactions...............................          9,342,708
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS...............................................          9,511,740
                                                               ----------------
TOTAL INCREASE IN NET ASSETS................................          9,611,246
NET ASSETS:
   Beginning of period......................................            100,000
                                                               ----------------
   End of period............................................   $      9,711,246
                                                               ================

----------
   * Class A and Class B commenced operations on July 31, 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $4,079,284,421)...............   $  4,404,449,846
   Cash.....................................................              4,916
   Receivable from Separate Accounts for Trust
    shares sold.............................................          2,172,416
   Receivable from investment manager.......................            438,085
   Dividends, interest and other receivables................            157,304
                                                               ----------------
      Total assets..........................................      4,407,222,567
                                                               ----------------
LIABILITIES
   Payable to Separate Accounts for Trust shares
    redeemed................................................          1,680,184
   Payable for securities purchased.........................          1,142,781
   Trustees' fees payable...................................            185,781
   Distribution fees payable - Class B......................            257,710
   Administrative fees payable..............................            574,577
   Accrued expenses.........................................            724,101
                                                               ----------------
      Total liabilities.....................................          4,565,134
                                                               ----------------
NET ASSETS..................................................   $  4,402,657,433
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  4,816,681,905
   Accumulated overdistributed net investment income........           (146,715)
   Accumulated undistributed net realized loss..............       (739,064,574)
   Unrealized appreciation on investments...................        325,186,817
                                                               ----------------
      Net assets............................................   $  4,402,657,433
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $3,141,255,511 / 214,692,857 shares
    outstanding (unlimited amount authorized:
    $0.001 par value).......................................   $          14.63
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $1,261,401,922 / 86,695,941 shares out-
    standing (unlimited amount authorized:
    $0.001 par value........................................   $          14.55
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (Included dividend income of
    $61,920,421 from affiliates)............................   $     81,167,770
   Interest.................................................         28,158,984
   Securities lending (net).................................            341,138
                                                               ----------------
         Total income.......................................        109,667,892
                                                               ----------------
EXPENSES
   Investment management fees...............................         14,263,019
   Administrative fees......................................          3,245,983
   Distribution fees - Class B..............................          2,242,736
   Printing and mailing expenses............................          1,008,172
   Custodian fees...........................................            282,240
   Recoupment fees..........................................            128,742
   Professional fees........................................             98,671
   Trustees' fees...........................................             91,722
   Miscellaneous............................................             60,772
                                                               ----------------
      Gross expenses .......................................         21,422,057
   Less: Waiver of investment management fees...............         (3,080,787)
         Fees paid indirectly...............................         (1,954,148)
                                                               ----------------
      Net expenses..........................................         16,387,122
                                                               ----------------
NET INVESTMENT INCOME.......................................         93,280,770
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................        (41,399,534)
   Options written..........................................              4,531
   Futures..................................................         27,068,846
   Foreign currency transactions............................             13,331
                                                               ----------------
   Net realized loss........................................        (14,312,826)
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................        614,448,409
   Foreign currency translations ...........................             13,309
                                                               ----------------
      Net change in unrealized appreciation.................        614,461,718
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        600,148,892
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $    693,429,662
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                   Year Ended December 31,
                                                                -----------------------------------
                                                                      2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     93,280,770   $     44,586,422
   Net realized loss on investments and foreign currency
    transactions.............................................        (14,312,826)      (236,292,559)
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations............        614,461,718       (155,419,719)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS...................................................        693,429,662       (347,125,856)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class A...................................................        (71,522,095)       (36,762,827)
   Class B...................................................        (25,115,701)        (7,340,742)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................        (96,637,796)       (44,103,569)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [5,302,962 and 23,275,293 shares,
    respectively]............................................         72,331,114        304,782,743
   Capital shares issued in connection with the
    substitution [0 and 104,232,822 shares, respectively]....                --       1,355,622,203
   Capital shares issued in reinvestment of dividends
    [4,929,043 and 2,925,832 shares, respectively]...........         71,522,095         36,762,827
   Capital shares repurchased [(27,454,395) and
    (43,998,967) shares, respectively].......................       (367,958,101)      (574,928,788)
                                                                ----------------   ----------------
   Total Class A transactions................................       (224,104,892)     1,122,238,985
                                                                ----------------   ----------------
   Class B
   Capital shares sold [38,105,861 and 11,722,611 shares,
    respectively]............................................        518,181,598        151,332,319
   Capital shares issued in connection with the
    substitution [0 and 21,116,654 shares, respectively].....                 --        275,034,506
   Capital shares issued in reinvestment of dividends
    [1,740,321 and 587,592 shares, respectively].............         25,115,701          7,340,742
   Capital shares repurchased [(6,498,599) and
    (4,935,821) shares, respectively]........................        (86,471,626)       (63,185,979)
                                                                ----------------   ----------------
   Total Class B transactions................................        456,825,673        370,521,588
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        232,720,781      1,492,760,573
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        829,512,647      1,101,531,148
NET ASSETS:
   Beginning of year.........................................      3,573,144,786      2,471,613,638
   End of year (a)...........................................      4,402,657,433   $  3,573,144,786
                                                                ================   ================
----------
   (a) Includes accumulated undistributed (overdistributed)
        net investment income of.............................   $       (146,715)  $      1,194,406
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE-PLUS ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $29,435,720)..................   $     30,227,670
   Receivable from Separate Accounts for Trust
    shares sold.............................................            294,942
   Receivable from investment manager.......................             10,434
   Dividends, interest and other receivables................                321
                                                               ----------------
      Total assets..........................................         30,533,367
                                                               ----------------
LIABILITIES
   Overdraft payable........................................                146
   Payable for securities purchased.........................            952,011
   Administrative fees payable..............................              6,396
   Distribution fees payable - Class B......................              3,876
   Trustees' fees payable...................................                  9
   Accrued expenses.........................................              9,025
                                                               ----------------
      Total liabilities.....................................            971,463
                                                               ----------------
NET ASSETS..................................................   $     29,561,904
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $     28,749,341
   Accumulated undistributed net realized gain..............             20,613
   Unrealized appreciation on investments...................            791,950
                                                               ----------------
      Net assets............................................   $     29,561,904
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $1,178,920 / 105,506 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          11.17
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $28,382,984 / 2,540,089 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          11.17
                                                               ================

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2003*
INVESTMENT INCOME
   Dividends (All dividend income received from affiliates)..   $       169,119
   Interest.................................................                547
                                                               ----------------
      Total income..........................................            169,666
                                                               ----------------
EXPENSES
   Administrative fees......................................             19,296
   Professional fees........................................             15,016
   Distribution fees - Class B..............................              5,778
   Custodian fees...........................................              5,000
   Printing and mailing expenses............................              2,717
   Investment management fees...............................              2,417
   Trustees' fees...........................................                 17
   Miscellaneous............................................                575
                                                               ----------------
      Gross expenses........................................             50,816
   Less: Waiver of investment management fees...............             (2,417)
         Reimbursement from investment manager..............            (40,198)
                                                               ----------------
      Net expenses..........................................              8,201
                                                               ----------------
NET INVESTMENT INCOME.......................................            161,465
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities..............................             21,353
   Net change in unrealized appreciation on securities......            791,950
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................            813,303
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $        974,768
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                              July 31, 2003*
                                                                      to
                                                                 December 31,
                                                                     2003
                                                               ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income....................................   $        161,465
   Net realized gain on investments.........................             21,353
   Net change in unrealized appreciation on investments.....            791,950
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........            974,768
                                                               ----------------
DIVIDENDS:
   Dividends from net investment income
   Class A..................................................             (7,584)
   Class B..................................................           (154,989)
                                                               ----------------
TOTAL DIVIDENDS.............................................           (162,573)
                                                               ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [100,202 shares].....................          1,091,540
   Capital shares issued in reinvestment of
    dividends [687 shares]..................................              7,584
   Capital shares repurchased [(383) shares]................             (4,120)
                                                               ----------------
   Total Class A transactions...............................          1,095,004
                                                               ----------------
   Class B
   Capital shares sold [2,553,772 shares]...................         27,752,232
   Capital shares issued in reinvestment of
    dividends [14,044 shares]...............................            154,989
   Capital shares repurchased [(32,727) shares].............           (352,516)
                                                               ----------------
   Total Class B transactions...............................         27,554,705
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS.........................................         28,649,709
                                                               ----------------
TOTAL INCREASE IN NET ASSETS................................         29,461,904
NET ASSETS:
   Beginning of period......................................            100,000
                                                               ----------------
   End of period............................................   $     29,561,904
                                                               ================

----------
*  Class A and Class B commenced operations on July 31, 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA AGGRESSIVE ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $7,731,439)...................   $      7,941,458
   Cash.....................................................            293,322
   Receivable from Separate Accounts for Trust
    shares sold.............................................            425,309
   Receivable from investment manager.......................              8,081
                                                               ----------------
      Total assets..........................................          8,668,170
                                                               ----------------
LIABILITIES
   Payable for securities purchased.........................            293,318
   Administrative fees payable..............................              4,570
   Distribution fees payable - Class B......................                934
   Trustees' fees payable...................................                  2
   Accrued expenses.........................................              7,552
                                                               ----------------
      Total liabilities.....................................            306,376
                                                               ----------------
NET ASSETS..................................................   $      8,361,794
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $      8,146,576
   Accumulated undistributed net realized gain..............              5,199
   Unrealized appreciation on investments...................            210,019
                                                               ----------------
      Net assets............................................   $      8,361,794
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $554,947 / 49,268 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          11.26
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $7,806,847 / 693,125 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          11.26
                                                               ================

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2003*
INVESTMENT INCOME
   Dividends (All dividend income received
    from affiliates)........................................   $         22,344
                                                               ----------------
EXPENSES
   Administrative fees......................................             16,633
   Professional fees........................................             15,006
   Custodian fees...........................................              5,000
   Distribution fees - Class B..............................              1,494
   Printing and mailing expenses............................                649
   Investment management fees...............................                641
   Trustees' fees...........................................                  4
   Miscellaneous............................................                666
                                                               ----------------
      Gross expenses........................................             40,093
   Less: Waiver of investment management fees...............               (641)
         Reimbursement from investment manager..............            (37,315)
                                                               ----------------
      Net expenses..........................................              2,137
                                                               ----------------
NET INVESTMENT INCOME.......................................             20,207
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on securities..............................              5,813
   Net change in unrealized appreciation on securities......            210,019
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................            215,832
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $        236,039
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                              July 31, 2003*
                                                                      to
                                                                 December 31,
                                                                     2003
                                                               ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income....................................   $         20,207
   Net realized gain on investments.........................              5,813
   Net change in unrealized appreciation on investments.....            210,019
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........            236,039
                                                               ----------------
DIVIDENDS:
   Dividends from net investment income
   Class A..................................................             (2,905)
   Class B..................................................            (18,015)
                                                               ----------------
TOTAL DIVIDENDS.............................................            (20,920)
                                                               ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [58,800 shares]......................            650,974
   Capital shares issued in reinvestment of
    dividends [261 shares]..................................              2,905
   Capital shares repurchased [(14,793) shares].............           (165,951)
                                                               ----------------
   Total Class A transactions...............................            487,928
                                                               ----------------
   Class B
   Capital shares sold [699,683 shares]....................           7,683,994
   Capital shares issued in reinvestment of
    dividends [1,619 shares]................................             18,015
   Capital shares repurchased [(13,177) shares].............           (143,262)
                                                               ----------------
   Total Class B transactions...............................          7,558,747
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS.........................................          8,046,675
                                                               ----------------
TOTAL INCREASE IN NET ASSETS................................          8,261,794
NET ASSETS:
   Beginning of period......................................            100,000
                                                               ----------------
   End of period............................................   $      8,361,794
                                                               ================

----------
   *  Class A and Class B commenced operations on July 31, 2003.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $2,206,789,260)...............   $  2,615,710,675
   Receivable for securities sold...........................          7,925,128
   Dividends, interest and other receivables................            781,994
   Receivable from Separate Accounts for Trust
    shares sold.............................................            733,332
                                                               ----------------
      Total assets..........................................      2,625,151,129
                                                               ----------------
LIABILITIES
   Overdraft payable........................................                659
   Collateral held for loaned securities....................        243,444,881
   Payable for securities purchased.........................         11,084,675
   Investment management fees payable.......................          1,217,232
   Payable to Separate Accounts for Trust
    shares redeemed.........................................            819,107
   Unrealized depreciation of forward foreign
    currency contracts......................................            375,236
   Administrative fees payable..............................            346,009
   Trustees' fees payable...................................            111,774
   Distribution fees payable - Class B......................             46,267
   Accrued expenses.........................................            435,755
                                                               ----------------
      Total liabilities.....................................        257,881,595
                                                               ----------------
NET ASSETS..................................................   $  2,367,269,534
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  3,361,030,976
   Accumulated overdistributed net investment
    income..................................................           (114,485)
   Accumulated undistributed net realized loss..............     (1,402,197,926)
   Unrealized appreciation on investments...................        408,550,969
                                                               ----------------
      Net assets............................................   $  2,367,269,534
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $2,141,843,773 / 95,417,361 shares
    outstanding (unlimited amount authorized:
    $0.001 par value).......................................   $          22.45
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $225,425,761 / 10,143,268 shares
    outstanding (unlimited amount authorized:
    $0.001 par value).......................................   $          22.22
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $93,816 foreign
    withholding tax)........................................   $     10,240,856
   Interest.................................................            383,381
   Securities lending (net).................................            517,887
                                                               ----------------
      Total income..........................................         11,142,124
                                                               ----------------
EXPENSES
   Investment management fees...............................         11,378,789
   Administrative fees......................................          1,748,758
   Printing and mailing expenses............................            508,080
   Distribution fees - Class B..............................            444,584
   Custodian fees...........................................            243,459
   Professional fees........................................            110,615
   Miscellaneous............................................             17,646
                                                               ----------------
      Gross expenses........................................         14,451,931
   Less: Fees paid indirectly...............................         (1,342,256)
                                                               ----------------
      Net expenses..........................................         13,109,675
                                                               ----------------
NET INVESTMENT LOSS.........................................         (1,967,551)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................         41,876,021
   Foreign currency transactions............................           (662,647)
                                                               ----------------
      Net realized gain.....................................         41,213,374
                                                               ----------------
   Change in unrealized appreciation
    (depreciation) on:
   Securities...............................................        553,102,541
   Foreign currency translations............................           (375,240)
                                                               ----------------
   Net change in unrealized appreciation....................        552,727,301
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        593,940,675
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $    591,973,124
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $     (1,967,551)  $     (2,593,447)
   Net realized gain (loss) on investments and
    foreign currency transactions............................         41,213,374       (495,186,329)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........        552,727,301       (153,350,141)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................        591,973,124       (651,129,917)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class A...................................................                 --           (225,107)
   Class B...................................................                 --            (23,996)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................                 --           (249,103)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [22,922,788 and 16,285,314
    shares, respectively]...................................         448,429,945        340,706,454
   Capital shares issued in reinvestment of
    dividends [0 and 11,412 shares, respectively]...........                 --             225,107
   Capital shares repurchased [(9,396,394) and
    (29,870,986) shares, respectively]......................       (174,837,186)       (598,492,790)
                                                                ----------------   ----------------
   Total Class A transactions................................        273,592,759       (257,561,229)
                                                                ----------------   ----------------
   Class B
   Capital shares sold [2,589,874 and 3,546,944
    shares, respectively]...................................          49,864,956         70,207,447
   Capital shares issued in reinvestment of
    dividends [0 and 1,224 shares, respectively]............                 --              23,996
   Capital shares repurchased [(1,535,259) and
    (4,130,194) shares, respectively]........................        (28,693,901)       (80,265,570)
                                                                ----------------   ----------------
   Total Class B transactions................................         21,171,055        (10,034,127)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS.............................        294,763,814       (267,595,356)
                                                                ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................        886,736,938       (918,974,376)
NET ASSETS:
   Beginning of year.........................................      1,480,532,596      2,399,506,972
                                                                ----------------   ----------------
   End of year (a)...........................................   $  2,367,269,534   $  1,480,532,596
                                                                ================   ================
----------
(a) Includes accumulated overdistributed net investment
     income of...............................................   $       (114,485)  $       (172,377)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $1,178,466,458)...............   $  1,186,141,675
   Cash (Foreign Cash $2,072,373)...........................          3,181,491
   Receivable for forward commitments.......................         26,115,707
   Dividends, interest and other receivables................          6,985,747
   Receivable from Separate Accounts for Trust shares
    sold....................................................          2,307,936
   Variation margin receivable on futures contracts.........             74,706
   Receivable for securities sold...........................             30,279
   Unrealized appreciation of forward foreign
    currency contracts......................................             21,809
                                                               ----------------
      Total assets..........................................      1,224,859,350
                                                               ----------------
LIABILITIES
   Payable for forward commitments..........................         95,803,879
   Collateral held for loaned securities....................         21,886,719
   Payable for securities purchased.........................          6,643,156
   Securities sold short (Proceeds received $1,847,156)......         1,869,125
   Payable to Separate Accounts for Trust shares redeemed....           653,323
   Investment management fees payable.......................            366,755
   Administrative fees payable..............................            149,906
   Distribution fees payable - Class B......................            139,446
   Options written, at value (Premiums received $109,703)....            69,692
   Unrealized depreciation of forward foreign
    currency contracts......................................             27,692
   Trustees' fees payable...................................                233
   Accrued expenses.........................................             40,000
                                                               ----------------
      Total liabilities.....................................        127,649,926
                                                               ----------------
NET ASSETS..................................................   $  1,097,209,424
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,088,355,430
   Accumulated undistributed net investment income..........            342,963
   Accumulated undistributed net realized loss..............           (351,936)
   Unrealized appreciation on investments...................          8,862,967
                                                               ----------------
      Net assets............................................   $  1,097,209,424
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $431,202,647 / 41,400,558 shares
    outstanding (unlimited amount authorized:
    $0.001 par value).......................................   $          10.42
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $666,006,777 / 63,995,702 shares
    outstanding (unlimited amount
    authorized: $0.001 par value)...........................   $          10.41
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Interest (net of $863 foreign withholding tax)...........         19,914,300
   Securities lending (net).................................            110,417
                                                               ----------------
      Total income..........................................         20,024,717
                                                               ----------------
EXPENSES
   Investment management fees...............................          4,104,939
   Distribution fees - Class B..............................          1,325,283
   Administrative fees......................................          1,150,128
   Printing and mailing expenses............................            342,760
   Custodian fees...........................................            158,560
   Professional fees........................................             91,784
   Trustees' fees...........................................             39,721
   Miscellaneous............................................             17,507
                                                               ----------------
      Gross expenses........................................          7,230,682
   Less: Waiver of investment management fees...............         (1,112,891)
         Fees paid indirectly...............................               (173)
                                                               ----------------
      Net expenses..........................................          6,117,618
                                                               ----------------
NET INVESTMENT INCOME.......................................         13,907,099
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on:
   Securities...............................................         10,062,847
   Futures..................................................          2,545,774
   Options written..........................................            541,198
   Foreign currency transactions............................             35,296
                                                               ----------------
      Net realized gain.....................................         13,185,115
                                                               ----------------
   Change in unrealized appreciation (depreciation) on:
   Securities...............................................          3,659,016
   Futures..................................................            308,174
   Options written..........................................            (74,099)
   Securities sold short....................................            (21,969)
   Foreign currency translations............................               (168)
                                                               ----------------
      Net change in unrealized appreciation.................          3,870,954
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         17,056,069
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     30,963,168
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS
                                                                        Year Ended December 31,
                                                                -----------------------------------
                                                                      2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     13,907,099   $      4,598,416
   Net realized gain on investments and foreign
    currency transactions....................................         13,185,115          4,277,441
   Net change in unrealized appreciation on investments
    and foreign currency translations........................          3,870,954          4,992,013
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         30,963,168         13,867,870
                                                                ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class A...................................................         (3,959,870)           (91,102)
   Class B...................................................        (11,737,046)        (4,881,631)
                                                                ----------------   ----------------
                                                                     (15,696,916)        (4,972,733)
                                                                ----------------   ----------------
   Distributions from net realized capital gains
   Class A...................................................         (4,094,468)           (55,907)
   Class B...................................................         (7,120,152)        (4,058,404)
                                                                ----------------   ----------------
                                                                     (11,214,620)        (4,114,311)
                                                                ----------------   ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS............................        (26,911,536)        (9,087,044)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [44,329,051 and
    1,917,739 shares, respectively]..........................        457,142,601         19,692,312
   Capital shares issued in reinvestment of dividends
    and distributions [773,894 and 14,332 shares,
    respectively]............................................          8,054,338            147,009
   Capital shares repurchased [(4,147,170)
    and (1,498,947) shares, respectively]....................        (43,528,066)       (15,434,426)
                                                                ----------------   ----------------
   Total Class A transactions................................        421,668,873          4,404,895
                                                                ----------------   ----------------
   Class B
   Capital shares sold [40,610,893 and
    34,256,838 shares, respectively].........................        425,184,968        350,425,941
   Capital shares issued in reinvestment
    of dividends and distributions [1,807,362
    and 871,759 shares, respectively]........................         18,857,198          8,940,035
   Capital shares repurchased [(11,759,985)
     and (1,802,824) shares, respectively ]..................       (122,755,963)       (18,582,165)
                                                                ----------------   ----------------
   Total Class B transactions................................        321,286,203        340,783,811
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        742,955,076        345,188,706
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        747,006,708        349,969,532
NET ASSETS:
   Beginning of year.........................................        350,202,716            233,184
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,097,209,424   $    350,202,716
----------                                                      ================   ================
   (a) Includes accumulated undistributed
    net investment income of                                    $        342,963   $        174,224
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $174,854,172).................   $    193,417,010
   Cash (Foreign Cash $1,580,658)...........................          1,580,322
   Receivable for securities sold...........................          4,437,779
   Receivable from Separate Accounts for Trust
    shares sold.............................................            519,305
   Dividends, interest and other receivables................             81,030
                                                               ----------------
      Total assets..........................................        200,035,446
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................         22,859,509
   Payable for securities purchased.........................          3,123,432
   Investment management fees payable.......................            166,135
   Distribution fees payable - Class B......................             33,844
   Administrative fees payable..............................             33,529
   Payable to Separate Accounts for Trust shares
    redeemed................................................              2,662
   Trustees' fees payable...................................                553
   Accrued expenses.........................................             23,440
                                                               ----------------
      Total liabilities.....................................         26,243,104
                                                               ----------------
NET ASSETS..................................................   $    173,792,342
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    153,661,247
   Accumulated overdistributed net investment income........            (21,682)
   Accumulated undistributed net realized gain..............          1,577,098
   Unrealized appreciation on investments...................         18,575,679
                                                               ----------------
      Net assets............................................   $    173,792,342
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $6,376,458 / 624,183 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.22
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $167,415,884 / 16,468,559 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.17
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $30,138 foreign withholding tax).......   $        864,191
   Interest.................................................             57,681
   Securities lending (net).................................              8,283
                                                               ----------------
      Total income..........................................            930,155
                                                               ----------------
EXPENSES
   Investment management fees...............................          1,220,576
   Administrative fees......................................            295,508
   Distribution fees - Class B..............................            244,423
   Custodian fees...........................................             84,173
   Printing and mailing expenses............................             54,628
   Professional fees........................................             45,098
   Trustees' fees...........................................              8,411
   Miscellaneous............................................              6,641
                                                               ----------------
      Gross expenses........................................          1,959,458
   Less: Waiver of investment management fees...............            (87,122)
         Fees paid indirectly...............................             (8,389)
                                                               ----------------
      Net expenses..........................................          1,863,947
                                                               ----------------
NET INVESTMENT LOSS.........................................           (933,792)
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on:
   Securities...............................................          6,723,311
   Foreign currency transactions............................             30,473
                                                               ----------------
      Net realized gain.....................................          6,753,784
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................         21,117,803
   Foreign currency translations............................             12,430
                                                               ----------------
      Net change in unrealized appreciation.................         21,130,233
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         27,884,017
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $     26,950,225
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss..                                        $       (933,792)  $       (263,686)
   Net realized gain (loss) on investments and
    foreign currency transactions............................          6,753,784         (2,737,614)
   Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations....................................         21,130,233         (2,554,554)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................................         26,950,225         (5,555,854)
                                                                ----------------   ----------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class A...................................................            (56,867)                --
   Class B...................................................         (1,453,162)                --
                                                                ----------------   ----------------
TOTAL DISTRIBUTIONS..........................................         (1,510,029)                --
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [601,704 and 432,123
    shares, respectively]....................................          5,547,188          3,808,899
   Capital shares issued in reinvestment
    of distributions [5,653 and 0 shares, respectively]......             56,867                 --
   Capital shares repurchased [(295,476)
    and (131,489) shares, respectively]......................         (2,679,240)        (1,070,244)
                                                                ----------------   ----------------
   Total Class A transactions................................          2,924,815          2,738,655
                                                                ----------------   ----------------
   Class B
   Capital shares sold
    [11,855,531 and 7,472,365 shares, respectively]..........        107,536,441         65,314,806
   Capital shares issued in reinvestment
    of distributions [145,159 and 0 shares,
    respectively]............................................          1,453,162                 --
   Capital shares repurchased [(1,755,865) and
   (1,260,299) shares, respectively].........................        (15,894,152)       (10,399,079)
                                                                ----------------   ----------------
   Total Class B transactions................................         93,095,451         54,915,727
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS..................................         96,020,266         57,654,382
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        121,460,462         52,098,528
NET ASSETS:
   Beginning of year.........................................         52,331,880            233,352
                                                                ----------------   ----------------
   End of year (a)...........................................   $     173,792,34   $     52,331,880
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed
        net investment income of.............................   $        (21,682)  $        (30,016)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $1,496,717,913)...............   $  1,573,381,232
   Cash (Foreign Cash $1,583)...............................            961,593
   Dividends, interest and other receivables................         30,208,081
   Receivable for securities sold...........................          3,336,731
   Receivable from Separate Accounts for Trust
    shares sold.............................................          1,915,809
                                                               ----------------
      Total assets..........................................      1,609,803,446
                                                               ----------------
LIABILITIES
   Investment management fees payable.......................            776,768
   Payable to Separate Accounts for Trust shares redeemed....           604,674
   Unrealized depreciation of forward foreign
    currency contracts......................................            436,252
   Administrative fees payable..............................            224,846
   Payable for securities purchased.........................            206,528
   Distribution fees payable - Class B......................            169,213
   Trustees' fees payable...................................             18,667
   Accrued expenses.........................................            247,738
                                                               ----------------
      Total liabilities.....................................          2,684,686
                                                               ----------------
NET ASSETS..................................................   $  1,607,118,760
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $  1,886,212,606
   Accumulated overdistributed net investment income.........          (496,851)
   Accumulated undistributed net realized loss..............       (354,828,940)
   Unrealized appreciation on investments...................         76,231,945
                                                               ----------------
      Net assets............................................   $  1,607,118,760
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $784,004,958 / 139,248,555 shares
    outstanding (unlimited amount authorized:
    $0.001 par value).......................................   $           5.63
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $823,113,802 / 147,119,247 shares
    outstanding (unlimited amount authorized:
    $0.001 par value).......................................   $           5.59
                                                               ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends................................................   $      1,410,539
   Interest (net of $2,754 foreign withholding tax).........         82,778,194
                                                               ----------------
      Total income..........................................         84,188,733
                                                               ----------------
EXPENSES
   Investment management fees...............................          5,932,640
   Distribution fees - Class B..............................          1,408,965
   Administrative fees......................................          1,065,933
   Printing and mailing expenses............................            321,483
   Professional fees........................................             80,032
   Custodian fees...........................................             70,118
   Trustees' fees...........................................             12,618
   Miscellaneous............................................             19,127
                                                               ----------------
      Total expenses........................................          8,910,916
                                                               ----------------
NET INVESTMENT INCOME.......................................         75,277,817
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................         31,003,605
   Options written..........................................             18,891
   Futures..................................................             50,730
   Foreign currency transactions............................           (491,175)
                                                               ----------------
      Net realized gain.....................................         30,582,051
                                                               ----------------
   Change in unrealized appreciation
    (depreciation) on:
   Securities...............................................         99,504,143
   Options written..........................................            (18,147)
   Futures..................................................            (47,070)
   Foreign currency translations............................           (392,572)
                                                               ----------------
      Net change in unrealized appreciation.................         99,046,354
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        129,628,405
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........   $   204,906,222
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS

                                                                      Year Ended December 31,
                                                                -----------------------------------
                                                                      2003                2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $     75,277,817   $     48,598,173
   Net realized gain (loss) on investments
    and foreign currency transactions........................         30,582,051        (89,638,741)
   Net change in unrealized appreciation on
    investments and foreign currency translations............         99,046,354         25,767,174
                                                                ----------------   ----------------
NET INCREASE  (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................................        204,906,222        (15,273,394)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class A...................................................        (38,556,069)       (21,756,100)
   Class B...................................................        (38,103,162)       (29,458,610)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................        (76,659,231)       (51,214,710)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [128,389,014 and
    20,466,729 shares, respectively].........................        697,202,082        105,554,244
   Capital shares issued in reinvestment
    of dividends [6,887,229 and 4,506,772
    shares, respectively]....................................         38,556,069         21,756,100
   Capital shares repurchased
    [(44,609,991) and (23,045,005)
    shares, respectively]....................................       (244,382,131)      (119,157,895)
                                                                ----------------   ----------------
   Total Class A transactions................................        491,376,020          8,152,449
                                                                ----------------   ----------------
   Class B
   Capital shares sold [89,340,864 and
    19,919,232 shares, respectively].........................        482,263,366        102,536,081
   Capital shares issued in reinvestment of
    dividends [6,849,159 and 6,142,424
    shares, respectively]....................................         38,103,162         29,458,610
   Capital shares repurchased [(18,082,328)
    and (9,588,267) shares, respectively]....................        (98,035,825)       (48,888,399)
                                                                ----------------   ----------------
   Total Class B transactions................................        422,330,703         83,106,292
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS..................................        913,706,723         91,258,741
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................      1,041,953,714         24,770,637
NET ASSETS:
   Beginning of year.........................................        565,165,046        540,394,409
                                                                ----------------   ----------------
   End of year (a)...........................................   $  1,607,118,760   $    565,165,046
                                                                ================   ================
----------
   (a) Includes accumulated undistributed (overdistributed)
        net investment income of.............................   $       (496,851)  $        228,019
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $160,373,508).................   $    188,737,235
   Cash (Foreign Cash $306,337).............................          4,927,455
   Receivable for securities sold...........................          1,138,031
   Receivable from Separate Accounts for Trust
    shares sold.............................................          1,117,040
   Dividends, interest and other receivables................            221,436
   Variation margin receivable on futures contracts.........              4,983
   Receivable from broker for collateral held in
    connection with open futures contracts..................             63,459
                                                               ----------------
      Total assets..........................................        196,209,639
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................          9,955,975
   Payable for securities purchased.........................          3,000,093
   Investment management fees payable.......................            147,652
   Payable to Separate Accounts for Trust shares
    redeemed................................................             49,626
   Administrative fees payable..............................             33,456
   Distribution fees payable - Class B......................             32,677
   Recoupment fees payable..................................             15,988
   Trustees' fees payable...................................                148
   Accrued expenses.........................................             56,570
                                                               ----------------
      Total liabilities.....................................         13,292,185
                                                               ----------------
NET ASSETS..................................................   $    182,917,454
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    156,046,476
   Accumulated overdistributed net investment
    income..................................................           (591,689)
   Accumulated undistributed net realized loss..............           (947,795)
   Unrealized appreciation on investments...................         28,410,462
                                                               ----------------
      Net assets............................................   $    182,917,454
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $16,002,814 / 1,509,697 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.60
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $166,914,640 / 15,773,784 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.58
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $206,796 foreign withholding tax)......   $      1,851,009
   Interest.................................................             32,082
   Securities lending (net).................................              4,483
                                                               ----------------
      Total income..........................................          1,887,574
                                                               ----------------
EXPENSES
   Investment management fees...............................            967,597
   Custodian fees...........................................            286,162
   Administrative fees......................................            280,695
   Distribution fees - Class B..............................            219,388
   Printing and mailing expenses............................             50,581
   Professional fees........................................             43,958
   Recoupment fees..........................................             15,988
   Trustees' fees...........................................              7,145
   Miscellaneous............................................              9,490
                                                               ----------------
      Gross expenses........................................          1,881,004
   Less: Waiver of investment management fees...............           (228,775)
         Fees paid indirectly...............................            (65,601)
                                                               ----------------
      Net expenses..........................................          1,586,628
                                                               ----------------
NET INVESTMENT INCOME.......................................            300,946
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................            687,322
   Futures..................................................            107,186
   Foreign currency transactions............................           (284,973)
                                                               ----------------
      Net realized gain.....................................            509,535
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................         32,687,192
   Futures..................................................             36,200
   Foreign currency translations............................             49,127
                                                               ----------------
      Net change in unrealized appreciation.................         32,772,519
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         33,282,054
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $     33,583,000
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003              2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $        300,946   $         35,116
   Net realized gain (loss) on investments and foreign
    currency transactions....................................            509,535         (1,677,334)
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations............         32,772,519         (4,362,057)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................         33,583,000         (6,004,275)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class A...................................................            (86,031)                --
   Class B...................................................           (739,554)                --
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................           (825,585)                --
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [1,356,581 and 1,055,961 shares,
    respectively]............................................         13,242,026          9,615,712
   Capital shares issued in reinvestment of dividends
    [8,350 and 0 shares, respectively].......................             86,031                 --
   Capital shares repurchased [(129,991) and (792,872)
    shares, respectively]....................................         (1,165,590)        (7,080,587)
                                                                ----------------   ----------------
   Total Class A transactions................................         12,162,467          2,535,125
                                                                ----------------   ----------------
   Class B
   Capital shares sold [16,243,807 and 8,364,895 shares,
    respectively]............................................        144,354,968         73,986,946
   Capital shares issued in reinvestment of dividends
    [71,887 and 0 shares, respectively]......................            739,554                 --
   Capital shares repurchased [(6,492,797) and (2,425,676)
    shares, respectively]....................................        (56,373,704)       (21,474,394)
                                                                ----------------   ----------------
   Total Class B transactions................................         88,720,818         52,512,552
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        100,883,285         55,047,677
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        133,640,700         49,043,402
NET ASSETS:
   Beginning of year.........................................         49,276,754            233,352
                                                                ----------------   ----------------
   End of year (a)...........................................   $    182,917,454   $     49,276,754
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net investment
        income of............................................   $       (591,689)  $       (154,738)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $138,216,110).................   $    156,675,435
   Receivable for securities sold...........................            365,190
   Receivable from Separate Accounts for Trust
    shares sold.............................................            232,261
   Dividends, interest and other receivables................            146,603
                                                               ----------------
      Total assets..........................................        157,419,489
                                                               ----------------
LIABILITIES
   Overdraft payable........................................                353
   Collateral held for loaned securities....................         14,714,696
   Payable for securities purchased.........................          1,312,193
   Investment management fees payable.......................             72,466
   Administrative fees payable..............................             29,550
   Distribution fees payable - Class B......................             27,551
   Payable to Separate Accounts for Trust shares
    redeemed................................................              7,237
   Trustees' fees payable...................................                182
   Accrued expenses.........................................             28,108
                                                               ----------------
      Total liabilities.....................................         16,192,336
                                                               ----------------
NET ASSETS..................................................   $    141,227,153
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    124,142,156
   Accumulated overdistributed net investment
    income..................................................            (15,667)
   Accumulated undistributed net realized loss..............         (1,358,661)
   Unrealized appreciation on investments...................         18,459,325
                                                               ----------------
      Net assets............................................   $    141,227,153
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $5,049,333 / 510,509 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $           9.89
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $136,177,820 / 13,765,190 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $           9.89
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $170 foreign withholding tax)..........   $      1,315,376
   Interest.................................................             47,353
   Securities lending (net).................................              7,368
                                                               ----------------
      Total income..........................................          1,370,097
                                                               ----------------
EXPENSES
   Investment management fees...............................            810,359
   Administrative fees......................................            277,593
   Distribution fees - Class B..............................            216,579
   Custodian fees...........................................             84,409
   Printing and mailing expenses............................             47,143
   Professional fees........................................             44,234
   Trustees' fees...........................................              7,412
   Miscellaneous............................................              6,385
                                                               ----------------
      Gross expenses........................................          1,494,114
   Less: Waiver of investment management fees...............           (286,566)
         Fees paid indirectly...............................            (24,625)
                                                               ----------------
      Net expenses..........................................          1,182,923
                                                               ----------------
NET INVESTMENT INCOME.......................................            187,174
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................          1,039,265
   Foreign currency transactions............................             (7,945)
                                                               ----------------
      Net realized gain.....................................          1,031,320
                                                               ----------------
   Net change in unrealized appreciation on securities......         22,518,129
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         23,549,449
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $     23,736,623
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $        187,174   $         83,379
   Net realized gain (loss) on investments and foreign
    currency transactions....................................          1,031,320         (2,397,926)
   Net change in unrealized appreciation (depreciation) on
    investments..............................................         22,518,129         (4,058,804)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         23,736,623         (6,373,351)
                                                                ----------------   ----------------
DIVIDENDS:
   Dividends from net investment income
   Class A...................................................            (17,298)           (10,876)
   Class B...................................................           (152,939)          (103,579)
                                                                ----------------   ----------------
TOTAL DIVIDENDS..............................................           (170,237)          (114,455)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [418,759 and 317,810 shares,
    respectively]............................................          3,690,943          2,857,831
   Capital shares issued in reinvestment of dividends
    [1,789 and 1,398 shares, respectively]...................             17,298             10,876
   Capital shares repurchased [(208,228) and (32,687)
    shares, respectively]....................................         (1,820,455)          (251,608)
                                                                ----------------   ----------------
   Total Class A transactions................................          1,887,786          2,617,099
                                                                ----------------   ----------------
   Class B
   Capital shares sold [8,447,010 and 6,826,749 shares,
    respectively]............................................         72,915,974         58,961,265
   Capital shares issued in reinvestment of dividends
    [15,807 and 13,311 shares, respectively].................            152,939            103,579
   Capital shares repurchased [(995,822) and (553,533)
    shares, respectively]....................................         (8,289,588)        (4,433,833)
                                                                ----------------   ----------------
   Total Class B transactions................................         64,779,325         54,631,011
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................         66,667,111         57,248,110
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................         90,233,497         50,760,304
NET ASSETS:
   Beginning of year.........................................         50,993,656            233,352
                                                                ----------------   ----------------
   End of year (a)...........................................   $    141,227,153   $     50,993,656
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net investment
        income of............................................   $        (15,667)  $        (24,659)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $244,057,384).................   $    281,733,892
   Receivable from Separate Accounts for Trust
    shares sold.............................................            897,205
   Receivable for securities sold...........................            756,348
   Dividends, interest and other receivables................            109,635
                                                               ----------------
      Total assets..........................................        283,497,080
                                                               ----------------
LIABILITIES
   Overdraft payable........................................                353
   Collateral held for loaned securities....................         18,551,525
   Payable for securities purchased.........................          2,751,879
   Payable to Separate Accounts for Trust shares
    redeemed................................................            422,283
   Investment management fees payable.......................            140,960
   Distribution fees payable - Class B......................             51,120
   Administrative fees payable..............................             44,297
   Trustees' fees payable...................................                261
   Accrued expenses.........................................             40,434
                                                               ----------------
      Total liabilities.....................................         22,003,112
                                                               ----------------
NET ASSETS..................................................   $    261,493,968
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    230,042,310
   Accumulated overdistributed net investment
    income..................................................            (21,861)
   Accumulated undistributed net realized loss..............         (6,202,989)
   Unrealized appreciation on investments...................         37,676,508
                                                               ----------------
      Net assets............................................   $    261,493,968
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $8,167,807 / 904,555 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $           9.03
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $253,326,161 / 28,191,503 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $           8.99
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends................................................   $      1,174,816
   Interest.................................................             35,984
   Securities lending (net).................................             12,707
                                                               ----------------
      Total income..........................................          1,223,507
                                                               ----------------
EXPENSES
   Investment management fees...............................          1,415,437
   Distribution fees - Class B..............................            380,713
   Administrative fees......................................            379,696
   Custodian fees...........................................            140,389
   Printing and mailing expenses............................             83,404
   Professional fees........................................             49,457
   Trustees' fees...........................................             10,809
   Miscellaneous............................................              7,546
                                                               ----------------
      Gross expenses........................................          2,467,451
   Less: Waiver of investment management fees...............           (356,211)
         Fees paid indirectly...............................            (45,400)
                                                               ----------------
   Net expenses.............................................          2,065,840
                                                               ----------------
NET INVESTMENT LOSS.........................................           (842,333)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on securities..............................         (2,746,629)
   Net change in unrealized appreciation on securities......         45,591,832
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         42,845,203
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $     42,002,870
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $       (842,333)  $       (161,277)
   Net realized loss on investments..........................         (2,746,629)        (3,456,360)
   Net change in unrealized appreciation (depreciation) on
    investments..............................................         45,591,832         (7,915,324)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         42,002,870        (11,532,961)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [718,109 and 441,359 shares,
    respectively]............................................          5,790,908          3,602,914
   Capital shares repurchased [(195,779) and (70,802)
    shares, respectively]....................................         (1,567,310)          (520,180)
                                                                ----------------   ----------------
   Total Class A transactions................................          4,223,598          3,082,734
                                                                ----------------   ----------------
   Class B
   Capital shares sold [19,195,128 and 12,010,910 shares,
    respectively]............................................        152,886,458         94,207,732
   Capital shares repurchased [(2,130,490) and (895,713)
    shares, respectively]....................................        (16,833,135)        (6,776,680)
                                                                ----------------   ----------------
   Total Class B transactions................................        136,053,323         87,431,052
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        140,276,921         90,513,786
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        182,279,791         78,980,825
NET ASSETS:
   Beginning of year.........................................         79,214,177            233,352
                                                                ----------------   ----------------
   End of year (a)...........................................   $    261,493,968   $     79,214,177
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net investment
        income of............................................   $        (21,861)  $        (25,088)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $255,155,403).................   $    286,271,433
   Receivable for securities sold...........................          2,021,435
   Receivable from Separate Accounts for Trust shares
    sold....................................................            549,108
   Dividends, interest and other receivables................            288,705
                                                               ----------------
      Total assets..........................................        289,130,681
                                                               ----------------
LIABILITIES
   Overdraft payable........................................                411
   Collateral held for loaned securities....................         22,736,570
   Payable for securities purchased.........................          3,573,685
   Investment management fees payable.......................            152,410
   Payable to Separate Accounts for Trust shares redeemed...             73,838
   Distribution fees payable - Class B......................             51,360
   Administrative fees payable..............................             44,986
   Trustees' fees payable...................................                137
   Accrued expenses.........................................             38,103
                                                               ----------------
      Total liabilities.....................................         26,671,500
                                                               ----------------
NET ASSETS..................................................   $    262,459,181
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    229,226,288
   Accumulated overdistributed net investment income........            (22,253)
   Accumulated undistributed net realized gain..............          2,138,771
   Unrealized appreciation on investments...................         31,116,375
                                                               ----------------
      Net assets............................................   $    262,459,181
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $5,998,807 / 583,693 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.28
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $256,460,374 / 24,952,135 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.28
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $6,774 foreign withholding tax)........   $      3,135,366
   Interest.................................................             43,902
   Securities lending (net).................................             11,970
                                                               ----------------
      Total income..........................................          3,191,238
                                                               ----------------
EXPENSES
   Investment management fees...............................          1,418,234
   Distribution fees - Class B..............................            385,310
   Administrative fees......................................            381,588
   Custodian fees...........................................            142,618
   Printing and mailing expenses............................             83,358
   Professional fees........................................             50,244
   Trustees' fees...........................................             11,167
   Miscellaneous............................................              7,790
                                                               ----------------
      Gross expenses........................................          2,480,309
   Less: Waiver of investment management fees...............           (360,659)
         Fees paid indirectly...............................           (106,608)
                                                               ----------------
      Net expenses..........................................          2,013,042
                                                               ----------------
NET INVESTMENT INCOME.......................................          1,178,196
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on:
   Securities...............................................         11,127,873
   Foreign currency transactions............................              3,201
                                                               ----------------
      Net realized gain.....................................         11,131,074
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................         35,986,977
   Foreign currency translations............................                440
                                                               ----------------
      Net change in unrealized appreciation.................         35,987,417
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         47,118,491
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $     48,296,687
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income.....................................   $      1,178,196   $        374,074
   Net realized gain (loss) on investments and foreign
    currency transactions....................................         11,131,074         (5,769,254)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........         35,987,417         (4,871,042)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         48,296,687        (10,266,222)
                                                                ----------------   ----------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
   Class A...................................................            (38,524)           (16,373)
   Class B...................................................         (1,169,367)          (374,556)
                                                                ----------------   ----------------
                                                                      (1,207,891)          (390,929)
                                                                ----------------   ----------------
   Distributions from net realized capital gains
   Class A...................................................            (67,722)                --
   Class B...................................................         (3,138,149)                --
                                                                ----------------   ----------------
                                                                      (3,205,871)                --
                                                                ----------------   ----------------
TOTAL DIVIDENDS AND DISTRIBUTIONS............................         (4,413,762)          (390,929)
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [421,927 and 353,580 shares,
    respectively]............................................          3,869,421          3,309,769
   Capital shares issued in reinvestment of dividends
    and distributions [10,588 and 2,047 shares,
    respectively]............................................            106,246             16,373
   Capital shares repurchased [(142,512) and (73,605)
    shares, respectively]....................................         (1,262,081)          (647,952)
                                                                ----------------   ----------------
   Total Class A transactions................................          2,713,586          2,678,190
                                                                ----------------   ----------------
   Class B
   Capital shares sold [15,696,764 and 11,487,206
    shares, respectively]....................................        141,070,691        102,216,905
   Capital shares issued in reinvestment of dividends
    and distributions [429,226 and 46,818 shares,
    respectively]............................................          4,307,516            374,556
   Capital shares repurchased [(1,949,020) and (770,527)
    shares, respectively]....................................        (17,896,313)        (6,465,076)
                                                                ----------------   ----------------
   Total Class B transactions................................        127,481,894         96,126,385
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        130,195,480         98,804,575
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        174,078,405         88,147,424
NET ASSETS:
   Beginning of year.........................................         88,380,776            233,352
                                                                ----------------   ----------------
   End of year (a)...........................................   $    262,459,181   $     88,380,776
                                                                ================   ================
----------
(a) Includes accumulated overdistributed net investment
     income of...............................................   $        (22,253)  $         (9,760)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $628,843,874).................   $    694,354,277
   Receivable from Separate Accounts for Trust shares
    sold....................................................          1,389,765
   Receivable for securities sold...........................            717,663
   Dividends, interest and other receivables................            122,740
                                                               ----------------
      Total assets..........................................        696,584,445
                                                               ----------------
LIABILITIES
   Overdraft payable........................................                353
   Collateral held for loaned securities....................        114,522,069
   Payable for securities purchased.........................          4,613,307
   Investment management fees payable.......................            498,854
   Administrative fees payable..............................             83,495
   Distribution fees payable - Class B......................             68,089
   Payable to Separate Accounts for Trust shares
    redeemed................................................             35,324
   Trustees' fees payable...................................                169
   Accrued expenses.........................................             81,439
                                                               ----------------
      Total liabilities.....................................        119,903,099
                                                               ----------------
NET ASSETS..................................................   $    576,681,346
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    501,327,853
   Accumulated overdistributed net investment
    income..................................................            (22,588)
   Accumulated undistributed net realized gain..............          9,865,678
   Unrealized appreciation on investments...................         65,510,403
                                                               ----------------
      Net assets............................................   $    576,681,346
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $242,059,224 / 27,666,866 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $           8.75
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $334,622,122 / 38,442,133 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $           8.70
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $988 foreign withholding tax)..........   $        896,734
   Interest.................................................            123,088
   Securities lending (net).................................             46,297
                                                               ----------------
      Total income..........................................          1,066,119
                                                               ----------------
EXPENSES
   Investment management fees...............................          2,995,187
   Administrative fees......................................            552,396
   Distribution fees - Class B..............................            463,976
   Custodian fees...........................................            183,871
   Printing and mailing expenses............................            141,355
   Professional fees........................................             52,049
   Trustees' fees...........................................             13,248
   Miscellaneous............................................             10,475
                                                               ----------------
      Gross expenses........................................          4,412,557
   Less: Waiver of investment management fees...............           (272,410)
         Fees paid indirectly...............................           (387,006)
                                                               ----------------
      Net expenses..........................................          3,753,141
                                                               ----------------
   NET INVESTMENT LOSS......................................         (2,687,022)
                                                               ----------------
   REALIZED AND UNREALIZED GAIN
      Realized gain on securities...........................         33,961,940
      Net change in unrealized appreciation on securities...         66,212,408
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        100,174,348
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     97,487,326
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $     (2,687,022)  $       (465,465)
   Net realized gain (loss) on investments...................         33,961,940        (14,621,418)
   Net change in unrealized appreciation (depreciation)
    on investments...........................................         66,212,408           (702,005)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         97,487,326        (15,788,888)
                                                                ----------------   ----------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class A...................................................         (2,862,786)                --
   Class B...................................................         (3,925,032)                --
                                                                ----------------   ----------------
TOTAL DISTRIBUTIONS..........................................         (6,787,818)                --
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [27,296,137 and 559,202 shares,
    respectively]............................................        210,872,886          4,357,527
   Capital shares issued in reinvestment of distributions
    [333,542 and 0 shares, respectively].....................          2,862,786                 --
   Capital shares repurchased [(370,937) and (162,746)
    shares, respectively]....................................         (2,922,105)        (1,052,880)
                                                                ----------------   ----------------
   Total Class A transactions................................        210,813,567          3,304,647
                                                                ----------------   ----------------
   Class B
   Capital shares sold [26,816,161 and 14,588,170
    shares, respectively]....................................        201,432,405        107,696,324
   Capital shares issued in reinvestment of distributions
    [459,591 and 0 shares, respectively].....................          3,925,032                 --
   Capital shares repurchased [(2,397,757) and
    (1,035,700) shares, respectively]........................        (17,997,256)        (7,637,345)
                                                                ----------------   ----------------
   Total Class B transactions................................        187,360,181        100,058,979
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        398,173,748        103,363,626
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        488,873,256         87,574,738
NET ASSETS:
   Beginning of year.........................................         87,808,090            233,352
                                                                ----------------   ----------------
   End of year (a)...........................................   $    576,681,346   $     87,808,090
                                                                ================   ================
----------
(a) Includes accumulated overdistributed net investment
     income of...............................................   $        (22,588)  $        (25,502)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $865,736,110).................   $    993,581,079
   Cash (Foreign Cash $290,854).............................              6,511
   Receivable for securities sold...........................          2,502,285
   Receivable from Separate Accounts for Trust
    shares sold.............................................          1,122,104
   Dividends, interest and other receivables................            744,876
                                                               ----------------
      Total assets..........................................        997,956,855
                                                               ----------------
LIABILITIES
   Collateral held for loaned securities....................        122,760,837
   Payable for securities purchased.........................          5,807,426
   Investment management fees payable.......................            773,170
   Administrative fees payable..............................            119,864
   Distribution fees payable - Class B......................             64,882
   Payable to Separate Accounts for Trust shares redeemed...             50,733
   Trustees' fees payable...................................                 89
   Accrued expenses.........................................             83,414
                                                               ----------------
      Total liabilities.....................................        129,660,415
                                                               ----------------
NET ASSETS..................................................   $    868,296,440
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    733,247,279
   Accumulated undistributed net investment income..........            148,787
   Accumulated undistributed net realized gain..............          7,054,843
   Unrealized appreciation on investments...................        127,845,531
                                                               ----------------
      Net assets............................................   $    868,296,440
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $546,951,339 / 52,086,849 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.50
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $321,345,101 / 30,759,243 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $          10.45
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $18,586 foreign withholding tax).......   $      4,867,205
   Interest.................................................            109,696
   Securities lending (net).................................             49,847
                                                               ----------------
      Total income..........................................          5,026,748
                                                               ----------------
EXPENSES
   Investment management fees...............................          4,077,168
   Administrative fees......................................            701,321
   Distribution fees - Class B..............................            453,481
   Printing and mailing expenses............................            189,442
   Custodian fees...........................................            182,009
   Professional fees........................................             53,786
   Trustees' fees...........................................             14,881
   Miscellaneous............................................             13,225
                                                               ----------------
      Gross expenses........................................          5,685,313
   Less: Waiver of investment management fees...............           (227,800)
         Fees paid indirectly...............................           (305,424)
                                                               ----------------
      Net expenses..........................................          5,152,089
                                                               ----------------
NET INVESTMENT LOSS.........................................           (125,341)
                                                               ----------------
REALIZED AND UNREALIZED GAIN
   Realized gain on:
   Securities...............................................         21,423,915
   Foreign currency transactions............................             31,918
                                                               ----------------
      Net realized gain.....................................         21,455,833
                                                               ----------------
   Change in unrealized appreciation on:
   Securities...............................................        131,828,366
   Foreign currency translations............................                579
                                                               ----------------
      Net change in unrealized appreciation.................        131,828,945
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................        153,284,778
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS............................................   $    153,159,437
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $       (125,341)  $        (35,967)
   Net realized gain (loss) on investments and foreign
    currency transactions....................................         21,455,833         (9,647,494)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........        131,828,945         (3,983,414)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................        153,159,437        (13,666,875)
                                                                ----------------   ----------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class A...................................................         (2,828,969)                --
   Class B...................................................         (1,647,599)                --
                                                                ----------------   ----------------
TOTAL DISTRIBUTIONS..........................................         (4,476,568)                --
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [51,779,661 and 478,685 shares,
    respectively]............................................        462,987,897          4,288,497
   Capital shares issued in reinvestment of distributions
    [275,005 and 0 shares, respectively].....................          2,828,969                 --
   Capital shares repurchased [(365,804) and (92,366)
    shares, respectively]....................................         (3,320,519)          (743,124)
                                                                ----------------   ----------------
   Total Class A transactions................................        462,496,347          3,545,373
                                                                ----------------   ----------------
   Class B
   Capital shares sold [20,381,911 and 13,954,324
    shares, respectively]....................................        178,837,667        117,573,100
   Capital shares issued in reinvestment of distributions
    [160,970 and 0 shares, respectively].....................          1,647,599                 --
   Capital shares repurchased [(2,308,026) and
    (1,441,604) shares, respectively]........................        (19,913,714)       (11,139,278)
                                                                ----------------   ----------------
   Total Class B transactions................................        160,571,552        106,433,822
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................        623,067,899        109,979,195
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................        771,750,768         96,312,320
NET ASSETS:
   Beginning of year.........................................         96,545,672            233,352
                                                                ----------------   ----------------
   End of year (a)...........................................   $    868,296,440   $     96,545,672
                                                                ================   ================
----------
(a) Includes accumulated undistributed (overdistributed)
     net investment income of................................   $        148,787   $        (25,656)
                                                                ----------------   ----------------

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
ASSETS
   Investments at value (Cost $134,300,463).................   $    146,261,001
   Receivable for securities sold...........................            862,625
   Receivable from Separate Accounts for Trust
    shares sold.............................................            761,218
   Dividends, interest and other receivables................             30,986
   Other assets.............................................             56,046
                                                               ----------------
      Total assets..........................................        147,971,876
                                                               ----------------
LIABILITIES
   Overdraft payable........................................                353
   Collateral held for loaned securities....................         21,435,330
   Payable for securities purchased.........................          3,778,838
   Investment management fees payable.......................             95,268
   Administrative fees payable..............................             26,738
   Distribution fees payable - Class B......................             22,836
   Trustees' fees payable...................................                428
   Payable to Separate Accounts for Trust shares redeemed...                144
   Accrued expenses.........................................             57,735
                                                               ----------------
      Total liabilities.....................................         25,417,670
                                                               ----------------
NET ASSETS..................................................   $    122,554,206
                                                               ================
   Net assets were comprised of:
   Paid in capital..........................................   $    108,883,794
   Accumulated overdistributed net investment
    income..................................................            (20,560)
   Accumulated undistributed net realized gain..............          1,730,596
   Unrealized appreciation on investments...................         11,960,376
                                                               ----------------
      Net assets............................................   $    122,554,206
                                                               ================
Class A
   Net asset value, offering and redemption price per
    share, $9,302,889 / 1,049,260 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $           8.87
                                                               ================
Class B
   Net asset value, offering and redemption price per
    share, $113,251,317 / 12,839,685 shares outstanding
    (unlimited amount authorized: $0.001 par value).........   $           8.82
                                                               ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
INVESTMENT INCOME
   Dividends (net of $3,691 foreign withholding tax)........   $        115,498
   Interest.................................................             19,854
   Securities lending (net).................................             11,014
                                                               ----------------
      Total income..........................................            146,366
                                                               ----------------
EXPENSES
   Investment management fees...............................            699,933
   Administrative fees......................................            228,223
   Custodian fees...........................................            171,665
   Distribution fees - Class B..............................            134,619
   Professional fees........................................             40,196
   Printing and mailing expenses............................             32,646
   Trustees' fees...........................................              5,092
   Miscellaneous............................................              5,995
                                                               ----------------
      Gross expenses........................................          1,318,369
   Less: Waiver of investment management fees...............           (249,751)
         Fees paid indirectly...............................            (89,046)
                                                               ----------------
      Net expenses..........................................            979,572
                                                               ----------------
NET INVESTMENT LOSS.........................................           (833,206)
                                                               ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities...............................................          9,542,939
   Options written..........................................             52,871
   Foreign currency transactions............................            (19,522)
                                                               ----------------
      Net realized gain.....................................          9,576,288
                                                               ----------------
   Change in unrealized appreciation (depreciation) on:
   Securities...............................................         14,000,866
   Options written..........................................               (799)
   Foreign currency translations............................               (164)
                                                               ----------------
      Net change in unrealized appreciation.................         13,999,903
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN............................         23,576,191
                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $     22,742,985
                                                               ================

STATEMENT OF CHANGES IN NET ASSETS                                    Year Ended December 31,
                                                                -----------------------------------
                                                                      2003               2002
                                                                ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss.......................................   $       (833,206)  $       (170,227)
   Net realized gain (loss) on investments and foreign
    currency transactions....................................          9,576,288         (4,087,407)
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.........         13,999,903         (2,039,527)
                                                                ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................         22,742,985         (6,297,161)
                                                                ----------------   ----------------
DISTRIBUTIONS:
   Distributions from net realized capital gains
   Class A...................................................           (232,768)                --
   Class B...................................................         (2,711,737)                --
                                                                ----------------   ----------------
TOTAL DISTRIBUTIONS..........................................         (2,944,505)                --
                                                                ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   Class A
   Capital shares sold [1,259,033 and 367,820 shares,
    respectively]............................................         10,141,066          2,761,334
   Capital shares issued in reinvestment of distributions
    [27,064 and 0 shares, respectively]......................            232,768                 --
   Capital shares repurchased [(514,311) and (102,014)
    shares, respectively]....................................         (4,171,751)          (648,104)
                                                                ----------------   ----------------
   Total Class A transactions................................          6,202,083          2,113,230
                                                                ----------------   ----------------
   Class B
   Capital shares sold [16,966,022 and 5,808,886 shares,
    respectively]............................................        129,394,684         40,391,506
   Capital shares issued in reinvestment of distributions
    [316,897 and 0 shares, respectively].....................          2,711,737                 --
   Capital shares repurchased [(8,263,889) and
    (1,999,899) shares, respectively]........................        (59,086,801)       (12,906,904)
                                                                ----------------   ----------------
   Total Class B transactions................................         73,019,620         27,484,602
                                                                ----------------   ----------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS................................................         79,221,703         29,597,832
                                                                ----------------   ----------------
TOTAL INCREASE IN NET ASSETS.................................         99,020,183         23,300,671
NET ASSETS:
   Beginning of year.........................................         23,534,023            233,352
                                                                ----------------   ----------------
   End of year (a)...........................................   $    122,554,206   $     23,534,023
                                                                ================   ================
----------
   (a) Includes accumulated overdistributed net
        investment income of.................................   $        (20,560)  $        (27,138)
                                                                ----------------   ----------------

                       See Notes to Financial Statements

AXA PREMIER VIP TRUST
AXA CONSERVATIVE ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                        Class A           Class B
                                                      ------------      ------------
                                                        July 31,          July 31,
                                                        2003* to          2003* to
                                                      December 31,      December 31,
                                                        2003(c)           2003(c)
                                                      ------------      ------------
Net asset value, beginning of period...............   $      10.00      $      10.00
                                                      ------------      ------------
   Income from investment operations:
   Net investment income...........................           0.53              0.53
   Net realized and unrealized gain on
    investments....................................           0.06              0.05
                                                      ------------      ------------
   Total from investment operations................           0.59              0.58
                                                      ------------      ------------
   Less distributions:
   Dividends from net investment income............          (0.14)            (0.13)
                                                      ------------      ------------
Net asset value, end of period.....................   $      10.45      $      10.45
                                                      ============      ============
Total return (b)...................................           5.89%             5.78%
                                                      ============      ============
Ratios/Supplemental Data:
Net assets, end of period (000's)..................   $         93      $      5,986
Ratio of expenses to average net assets after
 waivers and reimbursements (a)....................           0.10%             0.35%
Ratio of expenses to average net assets before
 waivers and reimbursements (a)....................           9.14%             9.39%
Ratio of net investment income to average net
 assets after waivers and reimbursements (a).......          12.33%(l)         12.08%(l)
Ratio of net investment income to average net
 assets before waivers and reimbursements (a)......           3.29%(l)          3.04%(l)
Portfolio turnover rate............................              9%                9%
Effect of expense limitation during the period:
   Per share benefit to net investment income......   $       0.39      $       0.40

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                        Class A           Class B
                                                      ------------      ------------
                                                        July 31,          July 31,
                                                        2003* to          2003* to
                                                      December 31,      December 31,
                                                        2003(c)           2003(c)
                                                      ------------      ------------
Net asset value, beginning of period...............   $      10.00      $      10.00
                                                      ------------      ------------
   Income from investment operations:
   Net investment income...........................           0.47              0.46
   Net realized and unrealized gain on
    investments....................................           0.33              0.33
                                                      ------------      ------------
   Total from investment operations................           0.80              0.79
                                                      ------------      ------------
   Less distributions:
   Dividends from net investment income............          (0.14)            (0.13)
                                                      ------------      ------------
Net asset value, end of period.....................   $      10.66      $      10.66
                                                      ============      ============
Total return (b)...................................           8.02%             7.92%
                                                      ============      ============
Ratios/Supplemental Data:
Net assets, end of period (000's)..................   $        225      $      9,486
Ratio of expenses to average net assets after
 waivers and reimbursements (a)....................           0.10%             0.35%
Ratio of expenses to average net assets before
 waivers and reimbursements (a)....................           4.23%             4.48%
Ratio of net investment income to average net
 assets after waivers and reimbursements (a).......          10.64%(l)         10.39%(l)
Ratio of net investment income to average net
 assets before waivers and reimbursements (a)......           6.51%(l)          6.26%(l)
Portfolio turnover rate............................              8%                8%
Effect of expense limitation during the period:
   Per share benefit to net investment income......   $       0.18      $       0.18

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE ALLOCATION PORTFOLIO(d)(e)(f)(k)
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                       Class A
                                                     --------------------------------------------------------------------------
                                                                                Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                        2003(c)           2002           2001          2000(c)        1999(c)
                                                     ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      12.54     $      14.52   $      15.20   $      19.18   $      18.51
                                                     ------------     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.33             0.33           0.40           0.60           0.52
   Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions.........................           2.10            (2.15)         (0.69)         (0.92)          2.69
                                                     ------------     ------------   ------------   ------------   ------------
   Total from investment operations...............           2.43            (1.82)         (0.29)         (0.32)          3.21
                                                     ------------     ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.34)           (0.16)         (0.39)         (0.62)         (0.56)
   Distributions from net realized gains..........             --               --             --          (3.04)         (1.98)
                                                     ------------     ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.34)           (0.16)         (0.39)         (3.66)         (2.54)
                                                     ------------     ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      14.63     $      12.54   $      14.52   $      15.20   $      19.18
                                                     ============     ============   ============   ============   ============
Total return......................................          19.40%          (12.52)%        (1.85)%        (1.32)%        17.79%
                                                     ============     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  3,141,256     $  2,908,058   $  2,122,401   $  1,914,143   $  2,126,313
Ratio of expenses to average net assets
 after waivers....................................           0.42%            0.65%          0.65%           N/A            N/A
Ratio of expenses to average net assets
 after waivers and fees paid indirectly...........           0.37%            0.63%           N/A            N/A            N/A
Ratio of expenses to average net assets
 before waivers and fees paid indirectly..........           0.49%            0.66%          0.65%          0.59%          0.44%
Ratio of net investment income to
 average net assets after waivers.................           2.42%            1.91%          2.74%           N/A            N/A
Ratio of net investment income to average net
 assets after waivers and fees paid indirectly....           2.47%            1.93%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before waivers and fees paid indirectly...           2.35%            1.90%          2.74%          3.17%          2.68%
Portfolio turnover rate...........................            324%(h)          337%           184%           183%           107%
Effect of expense limitation during the year:
   Per share benefit to net investment income.....   $       0.01     $         --#  $         --            N/A            N/A

                                                                                       Class B
                                                     --------------------------------------------------------------------------
                                                                                Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                        2003(c)           2002           2001          2000(c)        1999(c)
                                                     ------------     ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      12.47     $      14.45   $      15.14   $      19.15   $      18.51
                                                     ------------     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.30             0.26           0.35           0.55           0.47
   Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions.........................           2.08            (2.10)         (0.67)         (0.93)          2.69
                                                     ------------     ------------   ------------   ------------   ------------
   Total from investment operations...............           2.38            (1.84)         (0.32)         (0.38)          3.16
                                                     ------------     ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.30)           (0.14)         (0.37)         (0.59)         (0.54)
   Distributions from net realized gains..........             --               --             --          (3.04)         (1.98)
                                                     ------------     ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.30)           (0.14)         (0.37)         (3.63)         (2.52)
                                                     ------------     ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      14.55     $      12.47   $      14.45   $      15.14   $      19.15
                                                     ============     ============   ============   ============   ============
Total return......................................          19.11%          (12.71)%        (2.08)%        (1.58)%        17.50%
                                                     ============     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  1,261,402     $    665,088   $    359,212   $     41,282   $     10,701
Ratio of expenses to average net assets
 after waivers....................................           0.67%            0.90%          0.90%           N/A            N/A
Ratio of expenses to average net assets
 after waivers and fees paid indirectly...........           0.62%            0.88%           N/A            N/A            N/A
Ratio of expenses to average net assets
 before waivers and fees paid indirectly..........           0.74%            0.91%          0.90%          0.84%          0.69%
Ratio of net investment income to
 average net assets after waivers.................           2.17%            1.66%          3.72%           N/A            N/A
Ratio of net investment income to average net
 assets after waivers and fees paid indirectly....           2.22%            1.68%           N/A            N/A            N/A
Ratio of net investment income to average net
 assets before waivers and fees paid indirectly...           2.10%            1.65%          3.72%          2.92%          2.43%
Portfolio turnover rate...........................            324%(h)          337%           184%           183%           107%
Effect of expense limitation during the year:
   Per share benefit to net investment income.....   $       0.01     $         --#  $         --            N/A            N/A

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA MODERATE-PLUS ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                        Class A            Class B
                                                      ------------      ------------
                                                        July 31,          July 31,
                                                        2003* to          2003* to
                                                      December 31,      December 31,
                                                         2003               2003
                                                      ------------      ------------
Net asset value, beginning of period...............   $      10.00      $      10.00
                                                      ------------      ------------
   Income from investment operations:
   Net investment income...........................           0.09              0.08
   Net realized and unrealized gain on
    investments....................................           1.17              1.17
                                                      ------------      ------------
   Total from investment operations................           1.26              1.25
                                                      ------------      ------------
   Less distributions:
   Dividends from net investment income............          (0.09)            (0.08)
                                                      ------------      ------------
Net asset value, end of period.....................   $      11.17      $      11.17
                                                      ============      ============
Total return (b)...................................          12.62%            12.50%
                                                      ============      ============
Ratios/Supplemental Data:
Net assets, end of period (000's)..................   $      1,179      $     28,383
Ratio of expenses to average net assets
 after waivers and reimbursements (a)..............           0.10%             0.35%
Ratio of expenses to average net assets
 before waivers and reimbursements (a).............           1.87%             2.12%
Ratio of net investment income to average net
 assets after waivers and reimbursements (a).......           6.91%(l)          6.66%(l)
Ratio of net investment income to average net
 assets before waivers and reimbursements (a)......           5.14%(l)          4.89%(l)
Portfolio turnover rate............................              2%                2%
Effect of expense limitation during the period:
   Per share benefit to net investment income......   $       0.02      $       0.02

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA AGGRESSIVE ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                        Class A           Class B
                                                      ------------      ------------
                                                        July 31,          July 31,
                                                        2003* to          2003* to
                                                      December 31,      December 31,
                                                        2003(c)            2003(c)
                                                      ------------      ------------
Net asset value, beginning of period...............   $      10.00      $      10.00
                                                      ------------      ------------
   Income from investment operations:
   Net investment income...........................           0.15              0.14
   Net realized and unrealized gain on
    investments....................................           1.16              1.16
                                                      ------------      ------------
   Total from investment operations................           1.31              1.30
                                                      ------------      ------------
   Less distributions:
   Dividends from net investment income............          (0.05)            (0.04)
                                                      ------------      ------------
Net asset value, end of period.....................   $      11.26      $      11.26
                                                      ============      ============
Total return (b)...................................          13.08%            12.97%
                                                      ============      ============
Ratios/Supplemental Data:
Net assets, end of period (000's)..................   $        555      $      7,807
Ratio of expenses to average net assets
 after waivers and reimbursements (a)..............           0.10%             0.35%
Ratio of expenses to average net assets
 before waivers and reimbursements (a).............           6.01%             6.26%
Ratio of net investment income to average net
 assets after waivers and reimbursements (a).......           3.38%(l)          3.13%(l)
Ratio of net investment loss to average net
 assets before waivers and reimbursements (a)......          (2.53)%(l)       (2.78)%(l)
Portfolio turnover rate............................              2%                2%
Effect of expense limitation during the period:
   Per share benefit to net investment income......   $       0.27      $       0.27

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO(d)(j)
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     Class A
                                                     --------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         2003           2002          2001(c)        2000(c)          1999(c)
                                                     ------------   ------------   ------------   ------------     ------------
Net asset value, beginning of year................   $      16.29   $      22.83   $      30.61   $      38.01     $      34.15
                                                     ------------   ------------   ------------   ------------     ------------
   Income from investment operations:
   Net investment income (loss)...................          (0.01)         (0.01)          0.11           0.12             0.12
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           6.17          (6.53)         (7.76)         (5.00)            6.22
                                                     ------------   ------------   ------------   ------------     ------------
   Total from investment operations...............           6.16          (6.54)         (7.65)         (4.88)            6.34
                                                     ------------   ------------   ------------   ------------     ------------
   Less distributions:
   Dividends from net investment income...........             --             --#         (0.10)         (0.13)           (0.12)
   Distributions from net realized gains..........             --             --          (0.03)         (2.39)           (2.36)
                                                     ------------   ------------   ------------   ------------     ------------
   Total dividends and distributions..............             --             --#         (0.13)         (2.52)           (2.48)
                                                     ------------   ------------   ------------   ------------     ------------
Net asset value, end of year......................   $      22.45   $      16.29   $      22.83   $      30.61     $      38.01
                                                     ============   ============   ============   ============     ============
Total return......................................          37.90%        (28.68)%       (24.99)%       (13.13)%          18.84%
                                                     ============   ============   ============   ============     ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $  2,141,844   $  1,333,623   $  2,179,759   $  3,285,884     $  4,368,877
Ratio of expenses to average net assets
 before fees paid indirectly......................           0.77%          0.71%          0.69%          0.65%(g)         0.56%
Ratio of expenses to average net assets
 after fees paid indirectly.......................           0.70%          0.66%           N/A            N/A              N/A
Ratio of net investment income (loss) to average
 net assets before fees paid indirectly...........          (0.16)%        (0.16)%         0.42%          0.35%(g)         0.33%
Ratio of net investment income (loss) to average
 net assets after fees paid indirectly............          (0.09)%        (0.11)%          N/A            N/A              N/A
Portfolio turnover rate...........................            119%           112%           195%           151%              87%

                                                                                     Class B
                                                     --------------------------------------------------------------------------
                                                                              Year Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         2003           2002          2001(c)        2000(c)          1999(c)
                                                     ------------   ------------   ------------   ------------     ------------
Net asset value, beginning of year................   $      16.16   $      22.72   $      30.46   $      37.83     $      34.01
                                                     ------------   ------------   ------------   ------------     ------------
   Income from investment operations:
   Net investment income (loss)...................          (0.06)         (0.07)          0.03           0.06            0.03
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           6.12          (6.49)         (7.70)         (4.99)            6.20
                                                     ------------   ------------   ------------   ------------     ------------
   Total from investment operations...............           6.06          (6.56)         (7.67)         (4.93)            6.23
                                                     ------------   ------------   ------------   ------------     ------------
   Less distributions:
   Dividends from net investment income...........             --             --#         (0.04)         (0.05)           (0.05)
   Distributions from net realized gains..........             --             --          (0.03)         (2.39)           (2.36)
                                                     ------------   ------------   ------------   ------------     ------------
   Total dividends and distributions..............             --             --#         (0.07)         (2.44)           (2.41)
                                                     ------------   ------------   ------------   ------------     ------------
Net asset value, end of year......................   $      22.22   $      16.16   $      22.72   $      30.46     $      37.83
                                                     ============   ============   ============   ============     ============
Total return......................................          37.50%        (28.86)%       (25.18)%       (13.35)%          18.55%
                                                     ============   ============   ============   ============     ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    225,426   $    146,909   $    219,748   $    267,858     $    233,265
Ratio of expenses to average net assets
 before fees paid indirectly......................           1.02%          0.96%          0.94%          0.90%(g)         0.81%
Ratio of expenses to average net assets
 after fees paid indirectly.......................           0.95%          0.91%           N/A            N/A              N/A
Ratio of net investment income (loss) to average
 net assets before fees paid indirectly...........          (0.41)%        (0.41)%         0.12%          0.10%(g)         0.07%
Ratio of net investment income (loss) to average
 net assets after fees paid indirectly............          (0.34)%        (0.36)%          N/A            N/A              N/A
Portfolio turnover rate...........................            119%           112%           195%           151%              87%

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP CORE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class A                       Class B
                                                     ---------------------------   ---------------------------
                                                        Year Ended December 31,      Year Ended December 31,
                                                     ---------------------------   ---------------------------
                                                        2003          2002(c)         2003         2002(c)
                                                     ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $      10.37   $      10.00   $    10.37     $      10.00
                                                     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.24           0.34           0.20           0.31
   Net realized and unrealized gain on
    investments and foreign currency
    transactions..................................           0.18           0.48           0.19           0.49
                                                     ------------   ------------   ------------   ------------
   Total from investment operations...............           0.42           0.82           0.39           0.80
                                                     ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.25)         (0.32)         (0.23)         (0.30)
   Distributions from realized gains..............          (0.12)         (0.13)         (0.12)         (0.13)
                                                     ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.37)         (0.45)         (0.35)         (0.43)
                                                     ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      10.42   $      10.37   $      10.41   $      10.37
                                                     ============   ============   ============   ============
Total return......................................          4.10%          8.42%          3.74%          8.21%
                                                     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    431,203   $      4,614   $    666,007   $    345,589
Ratio of expenses to average net assets
 after waivers....................................           0.70%          0.70%          0.95%          0.95%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly...........           0.70%          0.70%          0.95%          0.95%
Ratio of expenses to average net assets
 before waivers and fees paid indirectly..........           0.86%          1.01%          1.11%          1.26%
Ratio of net investment income to average
 net assets after waivers.........................           2.23%          3.28%          1.98%          3.03%
Ratio of net investment income to average
 net assets after waivers and fees paid
 indirectly.......................................           2.23%          3.28%          1.98%          3.03%
Ratio of net investment income to average
 net assets before waivers and fees paid
 indirectly.......................................           2.07%          2.97%          1.82%          2.72%
Portfolio turnover rate...........................            633%           536%           633%           536%
Effect of expense limitation during the
 year:
   Per share benefit to net investment
    income........................................   $       0.02   $       0.03   $     0.02     $       0.03

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HEALTH CARE PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                              Class A                        Class B
                                                     ---------------------------   ---------------------------
                                                        Year Ended December 31,      Year Ended December 31,
                                                     ---------------------------   ---------------------------
                                                        2003(c)        2002(c)        2003(c)        2002(c)
                                                     ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       8.02   $      10.00   $       8.01   $      10.00
                                                     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment loss............................          (0.06)         (0.06)         (0.08)         (0.08)
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions..................................           2.35          (1.92)          2.33          (1.91)
                                                     ------------   ------------   ------------   ------------
   Total from investment operations...............           2.29          (1.98)          2.25          (1.99)
                                                     ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from net realized gains..........          (0.09)            --          (0.09)            --
                                                     ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      10.22   $       8.02   $      10.17   $       8.01
                                                     ============   ============   ============   ============
Total return......................................          28.59%        (19.80)%        28.12%        (19.90)%
                                                     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $      6,376   $      2,506   $    167,416   $     49,826
Ratio of expenses to average net assets
 after waivers....................................           1.60%          1.60%          1.85%          1.85%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly...........           1.59%          1.57%          1.84%          1.82%
Ratio of expenses to average net assets
 before waivers and fees paid indirectly..........           1.68%          2.34%          1.93%          2.59%
Ratio of net investment loss to average
 net assets after waivers.........................          (0.69)%        (0.73)%        (0.94)%        (0.98)%
Ratio of net investment loss to average
 net assets after waivers and fees paid
 indirectly.......................................          (0.68)%        (0.70)%        (0.93)%        (0.95)%
Ratio of net investment loss to average
 net assets before waivers and fees paid
 indirectly.......................................          (0.77)%        (1.47)%        (1.02)%        (1.72)%
Portfolio turnover rate...........................            108%            91%           108%            91%
Effect of expense limitation during the
 year:
   Per share benefit to net investment
    loss..........................................   $       0.01   $       0.06   $       0.01   $       0.06

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP HIGH YIELD PORTFOLIO(d)(i)
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                                     Class A
                                                     ------------------------------------------------------------------------
                                                                             Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(c)        2002(c)        2001(c)        2000(c)        1999(c)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       4.82   $       5.46   $       6.00   $       7.43   $       8.71
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.42           0.48           0.63           0.76           0.90
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           0.69          (0.63)         (0.58)         (1.40)         (1.19)
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           1.11          (0.15)          0.05          (0.64)         (0.29)
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.30)         (0.49)         (0.59)         (0.79)         (0.96)
   Distributions from net realized gains..........             --             --             --             --          (0.01)
   Tax return of capital distributions............             --             --             --             --          (0.02)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.30)         (0.49)         (0.59)         (0.79)         (0.99)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $       5.63   $       4.82   $       5.46   $       6.00   $       7.43
                                                     ============   ============   ============   ============   ============
Total return......................................          22.97%         (2.72)%         0.89%         (8.65)%        (3.35)%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    784,005   $    234,361   $    254,910   $    263,012   $    336,292
Ratio of expenses to average net assets...........           0.75%          0.69%          0.67%          0.67%          0.63%
Ratio of net investment income to average net
 assets...........................................           7.67%          9.21%         10.15%         10.54%         10.53%
Portfolio turnover rate...........................             66%           141%            88%            87%           178%

                                                                                     Class B
                                                     ------------------------------------------------------------------------
                                                                             Year Ended December 31,
                                                     ------------------------------------------------------------------------
                                                        2003(c)        2002(c)        2001(c)        2000(c)        1999(c)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       4.79   $       5.43   $       5.97   $       7.40   $       8.69
                                                     ------------   ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.40           0.47           0.58           0.74           0.87
   Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions..................................           0.68          (0.63)         (0.54)         (1.40)         (1.18)
                                                     ------------   ------------   ------------   ------------   ------------
   Total from investment operations...............           1.08          (0.16)          0.04          (0.66)         (0.31)
                                                     ------------   ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.28)         (0.48)         (0.58)         (0.77)         (0.95)
   Distributions from net realized gains..........             --             --             --             --          (0.01)
   Tax return of capital distributions............             --             --             --             --          (0.02)
                                                     ------------   ------------   ------------   ------------   ------------
   Total dividends and distributions..............          (0.28)         (0.48)         (0.58)         (0.77)         (0.98)
                                                     ------------   ------------   ------------   ------------   ------------
Net asset value, end of year......................   $       5.59   $       4.79   $       5.43   $       5.97   $       7.40
                                                     ============   ============   ============   ============   ============
Total return......................................          22.54%         (2.96)%         0.66%         (8.90)%        (3.58)%
                                                     ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $    823,114   $    330,804   $    285,484   $    230,916   $    230,290
Ratio of expenses to average net assets...........           1.00%          0.94%          0.92%          0.92%          0.88%
Ratio of net investment income to average net
 assets...........................................           7.42%          8.96%          9.97%         10.28%         10.25%
Portfolio turnover rate...........................             66%           141%            88%            87%           178%

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class A                       Class B
                                                     ---------------------------   ---------------------------
                                                       Year Ended December 31,       Year Ended December 31,
                                                     ---------------------------   ---------------------------
                                                         2003          2002(c)         2003          2002(c)
                                                     ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       7.93   $      10.00   $       7.91   $      10.00
                                                     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.05           0.03           0.03           0.01
   Net realized and unrealized gain (loss) on
    investments and foreign currency tranactions..           2.69          (2.10)          2.69          (2.10)
                                                     ------------   ------------   ------------   ------------
   Total from investment operations...............           2.74          (2.07)          2.72          (2.09)
                                                     ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.07)            --          (0.05)            --
                                                     ------------   ------------   ------------   ------------
Net asset value, end of year......................   $      10.60   $       7.93   $      10.58   $       7.91
                                                     ============   ============   ============   ============
Total return......................................          34.64%        (20.70)%        34.39%        (20.90)%
                                                     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $     16,003   $      2,180   $    166,915   $     47,097

Ratio of expenses to average net assets after
 waivers and reimbursements.......................           1.55%          1.55%          1.80%          1.80%
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly.......................................           1.48%          1.53%          1.73%          1.78%
Ratio of expenses to average net assets before
 waivers, reimbursements and fees paid
 indirectly.......................................           1.78%          2.72%          2.03%          2.97%
Ratio of net investment income to average net
 assets after waivers and reimbursements..........           0.45%          0.35%          0.20%          0.10%
Ratio of net investment income to average net
 assets after waivers, reimbursements and fees
 paid indirectly..................................           0.52%          0.37%          0.27%          0.12%

Ratio of net investment income (loss) to average
 net assets before waivers, reimbursements
 and fees paid indirectly.........................           0.22%         (0.82)%        (0.03)%        (1.07)%
Portfolio turnover rate...........................             72%            22%            72%            22%

Effect of expense limitation during the year:
   Per share benefit to net investment income.....   $       0.02   $       0.10   $       0.02   $       0.10

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class A                       Class B
                                                     ---------------------------   ---------------------------
                                                       Year Ended December 31,       Year Ended December 31,
                                                     ---------------------------   ---------------------------
                                                         2003          2002(c)         2003          2002(c)
                                                     ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       7.73   $      10.00   $       7.73   $      10.00
                                                     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..........................           0.03           0.05           0.01           0.02
   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions..           2.17          (2.28)          2.16          (2.27)
                                                     ------------   ------------   ------------   ------------
   Total from investment operations...............           2.20          (2.23)          2.17          (2.25)
                                                     ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...........          (0.04)         (0.04)         (0.01)         (0.02)
                                                     ------------   ------------   ------------   ------------
Net asset value, end of year......................   $       9.89   $       7.73   $       9.89   $       7.73
                                                     ============   ============   ============   ============
Total return......................................          28.41%        (22.34)%        28.09%        (22.53)%
                                                     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $      5,049   $      2,305   $    136,178   $     48,689
Ratio of expenses to average net assets after
 waivers and reimbursements.......................           1.10%          1.10%          1.35%          1.35%
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly.......................................           1.07%          1.04%          1.32%          1.29%
Ratio of expenses to average net assets before
 waivers, reimbursements and fees paid
 indirectly.......................................           1.42%          2.02%          1.67%          2.27%
Ratio of net investment income to average net
 assets after waivers and reimbursements..........           0.42%          0.49%          0.17%          0.24%
Ratio of net investment income to average net
 assets after waivers, reimbursements and fees
 paid indirectly..................................           0.45%          0.55%          0.20%          0.30%
Ratio of net investment income (loss) to
 average net assets before waivers,
 reimbursements and fees paid indirectly..........           0.10%         (0.43)%        (0.15)%        (0.68)%
Portfolio turnover rate...........................             45%            39%            45%            39%
Effect of expense limitation during the year:
   Per share benefit to net investment income.....   $       0.03   $       0.08   $       0.03   $       0.08

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                               Class A                       Class B
                                                     ---------------------------   ---------------------------
                                                       Year Ended December 31,       Year Ended December 31,
                                                     ------------   ------------   ------------   ------------
                                                         2003          2002(c)         2003          2002(c)
                                                     ------------   ------------   ------------   ------------
Net asset value, beginning of year................   $       6.90   $      10.00   $       6.88   $      10.00
                                                     ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment loss............................          (0.01)         (0.01)         (0.03)         (0.03)
   Net realized and unrealized gain (loss)
    on investments................................           2.14          (3.09)          2.14          (3.09)
                                                     ------------   ------------   ------------   ------------
   Total from investment operations...............           2.13          (3.10)          2.11          (3.12)
                                                     ------------   ------------   ------------   ------------
Net asset value, end of year......................   $       9.03   $       6.90   $       8.99   $       6.88
                                                     ============   ============   ============   ============
Total return......................................          30.87%        (31.00)%        30.67%        (31.20)%
                                                     ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's)...................   $      8,168   $      2,637   $    253,326   $     76,577
Ratio of expenses to average net assets after
 waivers..........................................           1.10%          1.10%          1.35%          1.35%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly.................           1.07%          0.96%          1.32%          1.21%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly.................           1.33%          1.84%          1.58%          2.09%
Ratio of net investment loss to average net
 assets after waivers.............................          (0.32)%        (0.31)%        (0.57)%        (0.56)%
Ratio of net investment loss to average net
 assets after waivers and fees paid indirectly....          (0.29)%        (0.17)%        (0.54)%        (0.42)%
Ratio of net investment loss to average net
 assets before waivers and fees paid indirectly...          (0.55)%        (1.05)%        (0.80)%        (1.30)%
Portfolio turnover rate...........................             30%            19%            30%            19%
Effect of expense limitation during the year:
   Per share benefit to net investment loss.......   $       0.01   $       0.06   $       0.01   $       0.05

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                   Class A                       Class B
                                                         ---------------------------   ---------------------------
                                                           Year Ended December 31,        Year Ended December 31,
                                                         ---------------------------   ---------------------------
                                                             2003          2002(c)         2003          2002(c)
                                                         ------------   ------------   ------------   ------------
Net asset value, beginning of year....................   $       7.98   $      10.00   $       7.98   $      10.00
                                                         ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income..............................           0.07           0.09           0.05           0.07
   Net realized and unrealized gain (loss) on
    investments and foreign currency transactions.....           2.43          (2.05)          2.43          (2.05)
                                                         ------------   ------------   ------------   ------------
   Total from investment operations...................           2.50          (1.96)          2.48          (1.98)
                                                         ------------   ------------   ------------   ------------
   Less distributions:
   Dividends from net investment income...............          (0.07)         (0.06)         (0.05)         (0.04)
   Distributions from net realized gains..............          (0.13)            --          (0.13)            --
                                                         ------------   ------------   ------------   ------------
   Total dividends and distributions..................          (0.20)         (0.06)         (0.18)         (0.04)
                                                         ------------   ------------   ------------   ------------
Net asset value, end of year..........................   $      10.28   $       7.98   $      10.28   $       7.98
                                                         ============   ============   ============   ============
Total return..........................................          31.44%        (19.63)%        31.11%        (19.84)%
                                                         ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's).......................   $      5,999   $      2,345   $    256,460   $     86,036
Ratio of expenses to average net assets after
 waivers..............................................           1.10%          1.10%          1.35%          1.35%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly.....................           1.03%          0.92%          1.28%          1.17%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly.....................           1.33%          1.77%          1.58%          2.02%
Ratio of net investment income to average net
 assets after waivers.................................           0.92%          0.90%          0.67%          0.65%
Ratio of net investment income to average net
 assets after waivers and fees paid indirectly........           0.99%          1.08%          0.74%          0.83%
Ratio of net investment income (loss) to average
 net assets before waivers and fees paid indirectly...           0.69%          0.23%          0.44%         (0.02)%
Portfolio turnover rate...............................            135%           129%           135%           129%
Effect of expense limitation during the year:
   Per share benefit to net investment income.........   $       0.02   $       0.06   $       0.02   $       0.06

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                    Class A                      Class B
                                                         ---------------------------   ---------------------------
                                                           Year Ended December 31,       Year Ended December 31,
                                                         ---------------------------   ---------------------------
                                                             2003          2002(c)         2003          2002(c)
                                                         ------------   ------------   ------------   ------------
Net asset value, beginning of year....................   $       6.30   $      10.00   $       6.28   $      10.00
                                                         ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment loss................................          (0.02)         (0.06)         (0.05)         (0.08)
   Net realized and unrealized gain (loss) on
    investments.......................................           2.58          (3.64)          2.58          (3.64)
                                                         ------------   ------------   ------------   ------------
   Total from investment operations...................           2.56          (3.70)          2.53          (3.72)
                                                         ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from net realized gains..............          (0.11)            --          (0.11)            --
                                                         ------------   ------------   ------------   ------------
Net asset value, end of year..........................   $       8.75   $       6.30   $       8.70   $       6.28
                                                         ============   ============   ============   ============
Total return..........................................          40.60%        (37.00)%        40.25%        (37.20)%
                                                         ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's).......................   $    242,059   $      2,571   $    334,622   $     85,237
Ratio of expenses to average net assets
 after waivers........................................           1.35%          1.35%          1.60%          1.60%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly.....................           1.21%          1.26%          1.46%          1.51%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly.....................           1.45%          2.06%          1.70%          2.31%
Ratio of net investment loss to average net
 assets after waivers.................................          (0.96)%        (0.99)%        (1.21)%        (1.24)%
Ratio of net investment loss to average net assets
 after waivers and fees paid indirectly...............          (0.82)%        (0.90)%        (1.07)%        (1.15)%
Ratio of net investment loss to average net assets
 before waivers and fees paid indirectly..............          (1.06)%        (1.70)%        (1.31)%        (1.95)%
Portfolio turnover rate...............................            119%           196%           119%           196%
Effect of expense limitation during the year:
   Per share benefit to net investment income loss....   $       0.01   $       0.05   $       0.01   $       0.05

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                   Class A                       Class B
                                                         ---------------------------   ---------------------------
                                                           Year Ended December 31,       Year Ended December 31,
                                                         ---------------------------   ---------------------------
                                                             2003          2002(c)         2003          2002(c)
                                                         ------------   ------------   ------------   ------------
Net asset value, beginning of year....................   $       7.49   $      10.00   $       7.47   $      10.00
                                                         ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment income (loss).......................           0.01           0.01          (0.01)         (0.01)
   Net realized and unrealized gain (loss) on
    investments and foreign currency transactions.....           3.06          (2.52)          3.05          (2.52)
                                                         ------------   ------------   ------------   ------------
   Total from investment operations...................           3.07          (2.51)          3.04          (2.53)
                                                         ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from realized gains..................          (0.06)            --          (0.06)            --
                                                         ------------   ------------   ------------   ------------
Net asset value, end of year..........................   $      10.50   $       7.49   $      10.45   $       7.47
                                                         ============   ============   ============   ============
Total return..........................................          40.94%        (25.10)%        40.64%        (25.30)%
                                                         ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's).......................   $    546,951   $      2,981   $    321,345   $     93,565
Ratio of expenses to average net assets after
 waivers..............................................           1.35%          1.35%          1.60%          1.60%
Ratio of expenses to average net assets after
 waivers and fees paid indirectly.....................           1.27%          1.21%          1.52%          1.46%
Ratio of expenses to average net assets before
 waivers and fees paid indirectly.....................           1.41%          1.93%          1.66%          2.18%
Ratio of net investment income (loss) to average
 net assets after waivers.............................           0.01%          0.03%         (0.24)%        (0.22)%
Ratio of net investment income (loss) to average net
 assets after waivers and fees paid indirectly........           0.09%          0.17%         (0.16)%        (0.08)%
Ratio of net investment loss to average net assets
 before waivers and fees paid indirectly..............          (0.05)%        (0.55)%        (0.30)%        (0.80)%
Portfolio turnover rate...............................             63%            88%            63%            88%
Effect of expense limitation during the year:
   Per share benefit to net investment income (loss)..   $       0.01   $       0.05   $       0.01   $       0.05

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
AXA PREMIER VIP TECHNOLOGY PORTFOLIO
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                   Class A                       Class B
                                                         ---------------------------   ---------------------------
                                                           Year Ended December 31,       Year Ended December 31,
                                                         ---------------------------   ---------------------------
                                                              2003         2002(c)         2003          2002(c)
                                                         ------------   ------------   ------------   ------------
Net asset value, beginning of year....................   $       5.76   $      10.00   $       5.74   $      10.00
                                                         ------------   ------------   ------------   ------------
   Income from investment operations:
   Net investment loss................................          (0.05)         (0.08)         (0.06)         (0.09)
   Net realized and unrealized gain (loss) on
    investments and foreign currency transactions.....           3.38          (4.16)         3.36           (4.17)
                                                         ------------   ------------   ------------   ------------
   Total from investment operations...................           3.33          (4.24)          3.30          (4.26)
                                                         ------------   ------------   ------------   ------------
   Less distributions:
   Distributions from net realized gains..............          (0.22)            --          (0.22)            --
                                                         ------------   ------------   ------------   ------------
Net asset value, end of year..........................   $       8.87   $       5.76   $       8.82   $       5.74
                                                         ============   ============   ============   ============
Total return..........................................          58.24%        (42.50)%        57.64%        (42.60)%
                                                         ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's).......................   $      9,303   $      1,597   $    113,251   $     21,937
Ratio of expenses to average net assets after
 waivers and reimbursements...........................           1.60%          1.60%          1.85%          1.85%
Ratio of expenses to average net assets after waivers,
 reimbursements and fees paid indirectly..............           1.45%          1.48%          1.70%          1.73%
Ratio of expenses to average net assets before
 waivers, reimbursements and fees paid indirectly.....           2.03%          3.52%          2.28%          3.77%
Ratio of net investment loss to average net assets
 after waivers and reimbursements.....................          (1.35)%        (1.29)%        (1.60)%        (1.54)%
Ratio of net investment loss to average net
 assets after waivers, reimbursements and fees
 paid indirectly......................................          (1.20)%        (1.17)%        (1.45)%        (1.42)%
Ratio of net investment loss to average net assets
 before waivers, reimbursements and fees
 paid indirectly......................................          (1.78)%        (3.21)%        (2.03)%        (3.46)%
Portfolio turnover rate...............................            169%           154%           169%           154%
Effect of expense limitation during the year:
   Per share benefit to net investment loss...........   $       0.02   $       0.13   $       0.02   $       0.13

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
FINANCIAL HIGHLIGHTS -- (Concluded)

----------
*    Commencement of operations.
#    Per share amount is less than $0.01.
(a)  Ratios for periods less than one year are annualized.
(b)  Total returns for periods less than one year are not annualized.
(c) Net investment income and capital changes are based on monthly average shares outstanding.
(d) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(e) On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/ Balanced Portfolio.
(f) On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.
(g) Reflects overall fund ratios for investment income and non-class specific expense.
(h) Reflects purchases and sales from change in investment strategy due to reorganization.
(i) On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.
(j) On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/ Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/ Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.
(k) On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 1999 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.
(l) The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

                       See Notes to Financial Statements.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

Note 1 Organization and Significant Accounting Policies

     AXA Premier VIP Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with nine diversified Portfolios and seven non-diversified Portfolios (each a "Portfolio"). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, and AXA Premier VIP Technology Portfolio. The investment manager to each Portfolio is Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio ("AXA Allocation Portfolios"), is provided by one or more investment sub-advisers (each an "Adviser"). On November 29, 2001, Equitable contributed $100,000 in initial seed capital to the Trust. On December 31, 2001, additional seed capital of $2,000,000 was contributed by Equitable to the Trust, and $71,000,000 of seed capital was contributed on January 2, 2002. On January 2, 2002, the Trust commenced public offering of its shares. On July 31, 2003, Equitable contributed $100,000 in seed capital to each of the AXA Allocation Portfolios except the AXA Moderate Allocation Portfolio.

     The AXA Allocation Portfolios are types of mutual funds often described as "fund of funds." Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by Equitable.

     All of the Portfolios, except the AXA Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

     The Trust has the right to issue two classes of shares, Class A and Class
B. The Class B shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States, an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for all of the Portfolios except the AXA Allocation Portfolios, AXA Premier VIP High Yield Portfolio and AXA Premier VIP Aggressive Equity Portfolio.

     The investment objectives of each Portfolio are as follows:

     AXA Conservative Allocation Portfolio -- Seeks to achieve a high level of current income.

     AXA Conservative-Plus Allocation Portfolio -- Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

     AXA Moderate Allocation Portfolio (formerly named EQ/Balanced Portfolio) -- Seeks to achieve long-term capital appreciation and current income.

     AXA Moderate-Plus Allocation Portfolio -- Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

     AXA Aggressive Allocation Portfolio -- Seeks to achieve long-term capital appreciation.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

     AXA Premier VIP Aggressive Equity Portfolio (formerly named EQ/Aggressive Stock Portfolio) (advised by Alliance Capital Management L.P. ("Alliance")(an affiliate of Equitable), Marsico Capital Management LLC ("Marsico"), MFS Investment Management ("MFS") and Provident Investment Counsel, Inc. ("Provident")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC ("PIMCO")) -- Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

     AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC (formerly Dresdner RCM Global Investors LLC) ("RCM") and Wellington Management Company, LLP ("Wellington")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP High Yield Portfolio (formerly named EQ/High Yield Portfolio) (advised by Alliance and PIMCO) -- Seeks to achieve high total return through a combination of current income and capital appreciation.

     AXA Premier VIP International Equity Portfolio (advised by Alliance (Bernstein Unit), Bank of Ireland Asset Management (U.S.) Limited and Marsico) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance, RCM and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Growth Portfolio (advised by Alliance, Provident and Franklin Advisers, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Small/Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington and TCW) -- Seeks to achieve long-term growth of capital.

     AXA Premier VIP Technology Portfolio (advised by RCM, Firsthand Capital Management, Inc. and Wellington) -- Seeks to achieve long-term growth of capital. Effective December 12, 2003, Wellington replaced Alliance as an Adviser for the AXA Premier VIP Technology Portfolio.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reposted trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

     Investments in the AXA Allocation Portfolios are valued based on the net asset value per share of each underlying fund.

     Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

     Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

     Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

     All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities - at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

     Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2003 as follows:

                                           Undistributed   Accumulated
                                               Net             Net            Paid
                                            Investment      Realized           In
Portfolios:                                Income (Loss)   Gain (Loss)       Capital
                                           -------------   -----------   ------------
AXA Conservative Allocation.............   $         221   $      (165)  $        (56)
AXA Conservative-Plus Allocation........             391          (233)          (158)
AXA Moderate Allocation.................       2,015,905    (2,004,417)       (11,488)
AXA Moderate-Plus Allocation............           1,108          (740)          (368)
AXA Aggressive Allocation...............             713          (614)           (99)
AXA Premier VIP Aggressive Equity.......       2,025,443       662,647     (2,688,090)
AXA Premier VIP Core Bond...............       1,958,556    (1,958,556)            --
AXA Premier VIP Health Care.............         942,126      (942,126)            --
AXA Premier VIP High Yield..............         656,544      (656,544)            --
AXA Premier VIP International Equity....          87,688       (87,688)            --
AXA Premier VIP Large Cap Core Equity...          (7,945)        7,945             --
AXA Premier VIP Large Cap Growth........         845,560            --       (845,560)
AXA Premier VIP Large Cap Value.........          17,202       (16,902)          (300)
AXA Premier VIP Small/Mid Cap Growth....       2,689,936    (2,689,948)            12
AXA Premier VIP Small/Mid Cap Value.....         299,784      (277,743)       (22,041)
AXA Premier VIP Technology..............         839,784      (839,788)             4

     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 2003 to December 31, 2003, the Portfolios elected to defer until January 1, 2004 for U.S. Federal income tax purposes net capital and net currency losses.

                                              Net Currency       Net Capital
Portfolios:                                       Loss              Loss
                                             ---------------   ---------------
AXA Conservative Allocation...............   $            --   $            --
AXA Conservative-Plus Allocation..........                --                --
AXA Moderate Allocation...................                --                --
AXA Moderate-Plus Allocation..............                --                --
AXA Aggressive Allocation.................                --                --
AXA Premier VIP Aggressive Equity.........           377,946                --
AXA Premier VIP Core Bond.................                --                --
AXA Premier VIP Health Care...............                --                --
AXA Premier VIP High Yield................           717,233                --
AXA Premier VIP International Equity......            42,269            59,783
AXA Premier VIP Large Cap Core Equity.....             7,945                --
AXA Premier VIP Large Cap Growth..........                --            79,431
AXA Premier VIP Large Cap Value...........                --                --
AXA Premier VIP Small/Mid Cap Growth......                --                --
AXA Premier VIP Small/Mid Cap Value.......                --                --
AXA Premier VIP Technology................             1,253                --

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

Fees Paid Indirectly:

     For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. For the year ended December 31, 2003, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:                                                             Amount
------------------------------------------------------------   ---------------
AXA Moderate Allocation.....................................   $     1,954,148*
AXA Premier VIP Aggressive Equity...........................         1,342,256**
AXA Premier VIP Core Bond...................................               173
AXA Premier VIP Health Care.................................             8,389
AXA Premier VIP International Equity........................            65,601
AXA Premier VIP Large Cap Core Equity.......................            24,625
AXA Premier VIP Large Cap Growth............................            45,400
AXA Premier VIP Large Cap Value.............................           106,608
AXA Premier VIP Small/Mid Cap Growth........................           387,006
AXA Premier VIP Small/Mid Cap Value.........................           305,424
AXA Premier VIP Technology..................................            89,046

 * A portion of the amount received via the merger with EQ/Balanced Portfolio. ** A portion of the amount received via the merger with EQ/Aggressive Stock
   Portfolio.

Securities Lending:

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At December 31, 2003, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

     Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

     Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio's net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

     Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

     Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

     Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into two separate investment management agreements (the "Management Agreements") with Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios) obligates the Manager to:
(i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser's investment programs and results; (iv) review brokerage matters: (v) oversee the Trust's compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying portfolios in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust's compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the year ended December 31, 2003, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:                                             Management Fee
--------------------------------------------   ---------------------------------
AXA Conservative Allocation*................   0.10% of average daily net assets
AXA Conservative-Plus Allocation*...........   0.10% of average daily net assets
AXA Moderate Allocation**...................   0.10% of average daily net assets
AXA Moderate-Plus Allocation*...............   0.10% of average daily net assets
AXA Aggressive Allocation*..................   0.10% of average daily net assets
AXA Premier VIP Core Bond...................   0.60% of average daily net assets
AXA Premier VIP Health Care.................   1.20% of average daily net assets

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

Portfolios:                                             Management Fee
--------------------------------------------   ---------------------------------
AXA Premier VIP International Equity........   1.05% of average daily net assets
AXA Premier VIP Large Cap Core Equity.......   0.90% of average daily net assets
AXA Premier VIP Large Cap Growth............   0.90% of average daily net assets
AXA Premier VIP Large Cap Value.............   0.90% of average daily net assets
AXA Premier VIP Small/Mid Cap Growth........   1.10% of average daily net assets
AXA Premier VIP Small/Mid Cap Value.........   1.10% of average daily net assets
AXA Premier VIP Technology..................   1.20% of average daily net assets

                                               (as a percentage of average daily net assets)
                                         ---------------------------------------------------------
                                          First $1     Next $1    Next $3    Next $5
Portfolios:                               Billion      Billion    Billion    Billion    Thereafter
--------------------------------------   ----------   ---------   -------   ---------   ----------
AXA Premier VIP Aggressive Equity.....        0.650%      0.600%    0.575%      0.550%       0.525%

                                         First $750   Next $750   Next $1   Next $2.5
                                          Million      Million    Billion    Billion    Thereafter
                                         ----------   ---------   -------   ---------   ----------
AXA Premier VIP High Yield............        0.600%      0.575%    0.550%      0.530%       0.520%

     * For the period July 31, 2003 (commencement of operations) through December 31, 2003.

     ** Prior to August 15, 2003, the management fee was calculated daily and payable monthly as follows with respect to the predecessor portfolio, EQ/Balanced Portfolio:

                                               (as a percentage of average daily net assets)
                                         ---------------------------------------------------------
                                          First $1     Next $1    Next $3    Next $5
Portfolios:                                Billion     Billion    Billion    Billion    Thereafter
--------------------------------------   ----------   ---------   -------   ---------   ----------
AXA Moderate Allocation...............        0.600%      0.550%    0.525%      0.500%       0.475%

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

     Pursuant to an administrative agreement, Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per Portfolio and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

     Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. ("Sub-administrator") provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

     JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

     The Trust has entered into distribution agreements with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust ("Distribution Plan"). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust's Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class B shares. The Trust's Class A shares are not subject to such fees.

Note 6 Expense Limitation

     Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Portfolio through April 30, 2004 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio's expense ratio and such reimbursements do not exceed the Portfolio's expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust's Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
------------------------------------------------------------------------
AXA Conservative Allocation*............................................   0.10%
AXA Conservative-Plus Allocation*.......................................   0.10%
AXA Moderate Allocation**...............................................   0.10%
AXA Moderate-Plus Allocation*...........................................   0.10%
AXA Aggressive Allocation*..............................................   0.10%
AXA Premier VIP Core Bond...............................................   0.70%
AXA Premier VIP Health Care.............................................   1.60%
AXA Premier VIP International Equity....................................   1.55%
AXA Premier VIP Large Cap Core Equity...................................   1.10%
AXA Premier VIP Large Cap Growth........................................   1.10%
AXA Premier VIP Large Cap Value.........................................   1.10%
AXA Premier VIP Small/Mid Cap Growth....................................   1.35%
AXA Premier VIP Small/Mid Cap Value.....................................   1.35%
AXA Premier VIP Technology..............................................   1.60%

     * For the period July 31, 2003 (commencement of operations) through December 31, 2003.
    ** For the period January 1, 2003 through April 30, 2003, the predecessor portfolio, EQ/Balanced Portfolio, had an expense ratio cap of 0.65%. The Portfolio did not have an expense limitation between May 1, 2003 and August 12, 2003.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

     During the year ended December 31, 2003, the Manager received $128,742 in reimbursement, which was recouped from AXA Moderate Allocation Portfolio prior to May 1, 2003. At December 31, 2003, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

                                                        Amount Eligible through
                                                  -------------------------------------    Total Eligible
Portfolios:                                         2004         2005          2006       for Reimbursement
-----------------------------------------------   ---------   ----------   ------------   -----------------
AXA Conservative Allocation*...................   $      --     $     --   $     37,420   $          37,420
AXA Conservative-Plus Allocation*..............          --           --         38,850              38,850
AXA Moderate Allocation**......................          --           --      3,080,787           3,080,787
AXA Moderate-Plus Allocation*..................          --           --         42,615              42,615
AXA Aggressive Allocation*.....................          --           --         37,956              37,956
AXA Premier VIP Core Bond......................      29,112      467,915      1,112,891           1,609,918
AXA Premier VIP Health Care....................      29,111      210,645         87,122             326,878
AXA Premier VIP International Equity...........      13,123      300,658        228,775             542,556
AXA Premier VIP Large Cap Core Equity..........      29,111      247,010        286,565             562,686
AXA Premier VIP Large Cap Growth...............      29,111      291,043        356,211             676,365
AXA Premier VIP Large Cap Value................      29,111      299,504        360,659             689,274
AXA Premier VIP Small/Mid Cap Growth...........      29,111      288,155        272,410             589,676
AXA Premier VIP Small/Mid Cap Value............      29,111      280,579        227,801             537,491
AXA Premier VIP Technology.....................      29,111      233,940        249,751             512,802

     * For the period July 31, 2003 (commencement of operations) through December 31, 2003.
     ** Prior to August 15, 2003, the predecessor portfolio, EQ/Balanced Portfolio did not have an expense limitation.

Note 7 Trustees Deferred Compensation Plan

     A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At December 31, 2003, the total amount deferred by the Trustees participating in the Plan was $125,297.

Note 8 Percentage of Ownership

     At December 31, 2003, Equitable held investments in each of the Portfolios as follows:

Portfolios:                                           Percentage of Ownership
-------------------------------------------------     -----------------------
AXA Conservative Allocation......................                        1.24%
AXA Conservative-Plus Allocation.................                        1.21
AXA Moderate Allocation..........................                        0.09
AXA Moderate-Plus Allocation.....................                        0.41
AXA Aggressive Allocation........................                        1.43
AXA Premier VIP Aggressive Equity................                        0.11
AXA Premier VIP Core Bond........................                        0.02
AXA Premier VIP Health Care......................                        3.81
AXA Premier VIP High Yield.......................                        0.09
AXA Premier VIP International Equity.............                        3.93

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
December 31, 2003

Portfolios:                                           Percentage of Ownership
-------------------------------------------------     -----------------------
AXA Premier VIP Large Cap Core Equity............                        4.53%
AXA Premier VIP Large Cap Growth.................                        2.21
AXA Premier VIP Large Cap Value..................                        2.55
AXA Premier VIP Small/Mid Cap Growth.............                        1.64
AXA Premier VIP Small/Mid Cap Value..............                        2.03
AXA Premier VIP Technology.......................                        4.94

     The following table represents the percentage of ownership that each AXA Allocation Portfolio has in the underlying investment companies net assets as of December 31, 2003. In addition, those underlying investment companies have received subscriptions in-kind and amounts relating to those transactions are also included in the table below:

                                              AXA                        AXA
                               AXA        Conservative      AXA        Moderate       AXA
                           Conservative       Plus        Moderate       Plus      Aggressive      In Kind
Portfolios:                 Allocation     Allocation    Allocation   Allocation   Allocation    Subscription
-----------------------   -------------   ------------   ----------   ----------   ----------   ---------------
AXA Premier VIP
 Aggressive Equity                 0.01%          0.03%       19.40%        0.10%        0.05%  $   196,731,493
AXA Premier VIP
 Core Bond                         0.25           0.30        37.66         0.34         0.05        96,958,448
AXA Premier VIP
 High Yield                        0.03           0.06        27.48         0.09           --                --
AXA Premier VIP
 International
 Equity                              --             --           --         4.07         0.66                --
AXA Premier VIP
 Small Mid/Cap
 Growth                            0.02           0.08        39.95         0.25         0.14        16,329,597
AXA Premier VIP
 Small Mid/Cap
 Value                             0.02           0.08        61.45         0.32         0.09        35,852,103
EQ/Alliance
 Premier Growth                    0.02           0.05        30.33         0.16         0.08       252,108,252
EQ/Alliance Quality
 Bond                              0.05           0.06        62.64         0.07         0.01       718,657,418
EQ/Lazard Small
 Cap Value                         0.01           0.03        20.16         0.11         0.03                --
EQ/Marsico Focus                   0.02           0.04        26.68         0.14         0.07       115,813,525
EQ/Mercury Basic
 Value Equity                        --           0.03        23.25         0.30         0.08       282,523,764

Note 9 Substitution and Reorganization Transactions

     After the close of business on August 15, 2003, AXA Premier VIP High Yield Portfolio acquired the net assets of the EQ/High Yield Portfolio, pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 49,182,935 Class A shares and 112,092,210 Class B shares of AXA Premier VIP High Yield Portfolio (valued at $264,158,373 and $597,267,703, respectively) for the Class IA shares and Class IB shares of EQ/High Yield Portfolio outstanding on August 15, 2003. EQ/High Yield Portfolio's net assets at that date ($861,426,076), including $9,574,627 of unrealized depreciation, were combined with those of AXA Premier VIP High Yield Portfolio.

AXA PREMIER VIP TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
December 31, 2003

     After the close of business on August 15, 2003, AXA Premier VIP Aggressive Equity Portfolio acquired the net assets of the EQ/Aggressive Stock Portfolio, pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 77,013,768 Class A shares and 9,510,717 Class B shares of AXA Premier VIP Aggressive Equity Portfolio (valued at $1,506,420,173 and $184,359,553, respectively) for the Class IA shares and Class IB shares of EQ/Aggressive Stock Portfolio outstanding on August 15, 2003. EQ/Aggressive Stock Portfolio's net assets at that date ($1,690,779,726), including $203,152,644 of unrealized appreciation, were combined with those of AXA Premier VIP Aggressive Equity Portfolio.

     After the close of business on August 15, 2003, AXA Moderate Allocation Portfolio acquired the net assets of the EQ/Balanced Portfolio, pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 216,914,349 Class A shares and 68,699,159 Class B shares of AXA Moderate Allocation Portfolio (valued at $2,954,210,854 and $928,926,394, respectively) for the Class IA shares and Class IB shares of EQ/Balanced Portfolio outstanding on August 15, 2003. EQ/Balanced Portfolio's net assets at that date ($3,883,137,248), including $30,172,870 of unrealized appreciation, were combined with those of AXA Moderate Allocation Portfolio.

     After the close of business on November 22, 2002, EQ/Balanced Portfolio acquired the net assets of the EQ/Alliance Growth Investors Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 104,232,822 Class IA shares and 21,116,654 Class IB shares of EQ/Balanced Portfolio (valued at $1,355,622,203 and $275,034,506, respectively) for the 96,804,353 Class IA shares and 19,537,888 Class IB shares of EQ/Alliance Growth Investors Portfolio outstanding on November 22, 2002. EQ/Alliance Growth Investors Portfolio's net assets at that date ($1,630,656,709), including $98,055,584 of unrealized depreciation, were combined with those of EQ/Balanced Portfolio. The aggregate net assets of EQ/ Balanced Portfolio and EQ/Alliance Growth Investors Portfolio immediately before the substitutions were $1,630,656,709 and $2,084,965,950, respectively, resulting in combined net assets of $3,715,622,659.

                         Report of Independent Auditors

To the Trustees and Shareholders of
AXA Premier VIP Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 16 portfolios constituting AXA Premier VIP Trust (the "Trust") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 13, 2004

                   Federal Income Tax Information (Unaudited)

     For the year ended December 31, 2003, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return were as follows:

                                                  70% Dividend
                                                    Received        Foreign        Foreign        Long Term
                                                    Deduction        Taxes      Source Income   Capital Gain
                                                  ------------   ------------   -------------   ------------
AXA Conservative Allocation Portfolio..........           0.58%  $         --   $          --   $         --
AXA Conservative-Plus Allocation Portfolio.....           3.87             --              --             --
AXA Moderate Allocation Portfolio..............          85.59             --              --             --
AXA Moderate-Plus Allocation Portfolio.........          14.44             --              --             --
AXA Aggressive Allocation Portfolio............          24.15             --              --             --
AXA Premier VIP Aggressive Equity Portfolio....             --             --              --             --
AXA Premier VIP Core Bond Portfolio............             --             --              --      1,209,940
AXA Premier VIP Health Care Portfolio..........          12.95             --              --          8,270
AXA Premier VIP High Yield Portfolio...........           0.97             --              --     76,659,231
AXA Premier VIP International
 Equity Portfolio..............................           0.09        206,796       2,018,005             --
AXA Premier VIP Large Cap
 Core Equity Portfolio.........................         100.00             --              --             --
AXA Premier VIP Large Cap
 Growth Portfolio..............................             --             --              --             --
AXA Premier VIP Large Cap
 Value Portfolio...............................          33.57             --              --             --
AXA Premier VIP Small/Mid Cap
 Growth Portfolio..............................           5.16             --              --        796,300
AXA Premier VIP Small/Mid Cap
 Value Portfolio...............................          42.11             --              --      2,417,347
AXA Premier VIP Technology Portfolio...........           1.22             --              --             --

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios' investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Number of
                                                                                                     Portfolios
                                                      Term of Office**                               in Complex       Other
                                 Position(s) Held      and Length of      Principal Occupation(s)     Overseen     Directorships
Name, Address and Age               With Trust          Time Served         During Past 5 Years      by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                          Interested Trustee
----------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris*                Trustee and Chairman   From November      From May 1995 to present,       79       Director of
1290 Avenue of the Americas,                          2001 to present    Executive Vice President                 Alliance Capital
New York, New York                                                       and Chief Investment                     Management L.P.;
(48)                                                                     Officer of AXA Financial,                Director of AXA
                                                                         Inc.; from September 1999                Alternative
                                                                         to present, Executive                    Advisors Inc.
                                                                         Vice President and Chief
                                                                         Executive Officer of AXA
                                                                         Financial Services LLC;
                                                                         and from November 1995 to
                                                                         present, Executive Vice
                                                                         President of AXA Advisors
                                                                         LLC.
----------------------------------------------------------------------------------------------------------------------------------
                                                          Independent Trustees
----------------------------------------------------------------------------------------------------------------------------------
Gerald C. Crotty               Trustee                From November      Co-founder and director         26       None
c/o AXA Premier VIP Trust                             2001 to present    of Weichert Enterprise, a
1290 Avenue of the Americas,                                             private and public equity
New York, New York                                                       market investment firm;
(52)                                                                     co-founder of Excelsior
                                                                         Ventures Management, a
                                                                         private equity and
                                                                         venture capital firm;
                                                                         from 1991 to 1998, held
                                                                         various positions with
                                                                         ITT Corporation,
                                                                         including President and
                                                                         COO of ITT Consumer
                                                                         Financial Corp. and
                                                                         Chairman, President and
                                                                         CEO of ITT Information
                                                                         Services.
----------------------------------------------------------------------------------------------------------------------------------
Barry Hamerling                Trustee                From November      Since 1998, Managing            26       None
c/o AXA Premier VIP Trust                             2001 to present    Partner of Premium Ice
1290 Avenue of the Americas,                                             Cream of America; from
New York, New York                                                       1970 to 1998, President
(58)                                                                     of Ayco Co. L.P., the
                                                                         largest independent
                                                                         financial counseling firm
                                                                         in the United States.
----------------------------------------------------------------------------------------------------------------------------------

*    Affiliated with the Manager and Distributors.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of
                                                                                                     Portfolios
                                                      Term of Office**                               in Complex        Other
                                 Position(s) Held      and Length of      Principal Occupation(s)     Overseen     Directorships
Name, Address and Age               With Trust          Time Served         During Past 5 Years      by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                          Independent Trustees (Continued)
----------------------------------------------------------------------------------------------------------------------------------
Cynthia R. Plouche             Trustee                From November      Since April 2003,               26       None
c/o AXA Premier VIP Trust                             2001 to present    Managing Director of
1290 Avenue of the Americas,                                             Blaylock Abacus Asset
New York, New York                                                       Management, Inc.; prior
(47)                                                                     thereto, founder, Chief
                                                                         Investment Officer and
                                                                         Managing Director of
                                                                         Abacus Financial Group, a
                                                                         manager of fixed income
                                                                         portfolios for
                                                                         institutional clients.
----------------------------------------------------------------------------------------------------------------------------------
Rayman Louis Solomon           Trustee                From November      Since 1998, Dean and a          26       None
c/o AXA Premier VIP Trust                             2001 to present    Professor of Law at
1290 Avenue of the Americas,                                             Rutgers University School
New York, New York                                                       of Law; prior thereto, an
(57)                                                                     Associate Dean for
                                                                         Academic Affairs at
                                                                         Northwestern University
                                                                         School of Law.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                      Term of Office**
                                 Position(s) Held      and Length of                       Principal Occupation(s)
Name, Address and Age               With Trust          Time Served                          During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
                                                          Officers
----------------------------------------------------------------------------------------------------------------------------------
Steven M. Joenk                President and Chief    Chief Executive    From July 1999 to present, Senior Vice President of AXA
1290 Avenue of the Americas,   Executive Officer      Officer from       Financial; from 1996 to 1999, Managing Director of
New York, New York                                    December 2002 to   MeesPierson.
(45)                                                  present;
                                                      President from
                                                      November 2001
                                                      to present
----------------------------------------------------------------------------------------------------------------------------------
Patricia Louie, Esq.           Vice President and     From November      From May 2003 to present, Vice President and Associate
1290 Avenue of the Americas,   Secretary              2001 to present    General Counsel of AXA Financial and Equitable; from July
New York, New York                                                       1999 to May 2003, Vice President and Counsel of AXA
(48)                                                                     Financial and Equitable; from September 1994 to July
                                                                         1999, Assistant General Counsel of The Dreyfus
                                                                         Corporation.
----------------------------------------------------------------------------------------------------------------------------------
Kenneth T. Kozlowski           Chief Financial        Chief Financial    From February 2001 to present, Vice President of AXA
1290 Avenue of the Americas,   Officer and            Officer from       Financial; from October 1999 to February 2001, Assistant
New York, New York             Treasurer              December 2002 to   Vice President of AXA Financial; from October 1996 to
(42)                                                  present;           October 1999, Director - Fund Administration of
                                                      Treasurer From     Prudential Investments.
                                                      November 2001
                                                      to present
----------------------------------------------------------------------------------------------------------------------------------
Kenneth B. Beitler             Vice President         From November      From February 2003 to present, Vice President of AXA
1290 Avenue of the Americas,                          2001 to present    Financial; from February 2002 to February 2003, Assistant
New York, New York                                                       Vice President of AXA Financial; from May 1999 to
(45)                                                                     February 2002, Senior Investment Analyst of AXA
                                                                         Financial. Prior thereto, an Investment Systems
                                                                         Development Analyst with TIAA-CREF.
----------------------------------------------------------------------------------------------------------------------------------

*    Affiliated with the Manager and Distributors.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

----------------------------------------------------------------------------------------------------------------------------------
                                                      Term of Office**
                                 Position(s) Held      and Length of                       Principal Occupation(s)
Name, Address and Age               With Trust          Time Served                          During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
Mary E. Cantwell               Vice President         From November      From February 2001 to present, Vice President of AXA
1290 Avenue of the Americas,                          2001 to present    Financial; from September 1997 to January 2001, Assistant
New York, New York                                                       Vice President, Office of the Chief Investment Officer of
(42)                                                                     AXA Financial.
----------------------------------------------------------------------------------------------------------------------------------
Brian E. Walsh                 Vice President and     Vice President     From February 2003 to present, Vice President of AXA
1290 Avenue of the Americas,   Assistant Treasurer    from December      Financial and Equitable; from January 2001 to February
New York, New York                                    2002 to present;   2003, Assistant Vice President of AXA Financial and
(35)                                                  Assistant          Equitable; from December 1999 to January 2001, Senior
                                                      Treasurer          Fund Administrator of AXA Financial and Equitable; from
                                                      from November      January 1993 to December 1999, Manager of Prudential
                                                      2001 to present    Investment Fund Management.
----------------------------------------------------------------------------------------------------------------------------------
Andrew S. Novak, Esq.          Assistant Secretary    From September     From May 2003 to present, Vice President and Counsel of
1290 Avenue of the Americas,                          2002 to present    AXA Financial and Equitable; from May 2002 to May 2003,
New York, New York                                                       Counsel of AXA Financial and Equitable; from May 2001 to
(35)                                                                     April 2002, Associate General Counsel and Chief
                                                                         Compliance Officer of Royce & Associates, Inc.; from
                                                                         August 1997 to August 2000, Vice President and Assistant
                                                                         General Counsel of Mitchell Hutchins Asset Management.
----------------------------------------------------------------------------------------------------------------------------------
Joseph J. Paolo                Compliance Officer     From September     From May 2002 to present, Compliance Director and
1290 Avenue of the Americas,                          2002 to present    Assistant Vice President of AXA Financial and Equitable;
New York, New York                                                       February 2001 to May 2002, Compliance Officer of AXA
(33)                                                                     Financial and Equitable; from June 1998 to February 2001,
                                                                         Principal Consultant, PricewaterhouseCoopers LLP.
----------------------------------------------------------------------------------------------------------------------------------

*    Affiliated with the Manager and Distributors.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Item 2.   Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a "code of ethics," as defined in Item 2, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant's code of ethics is filed as an exhibit pursuant to Item 10(a)(1).

Item 3.   Audit Committee Financial Expert.

The registrant's board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an "audit committee financial expert" as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be "independent" for purposes of Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees for 2003: $458,130 and 2002: $247,500

(b) Audit-Related Fees for 2003: $0 and 2002: $2,700

Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, including consultation on technical accounting or regulatory matters relating to the registrant's financial statements, review of the registrant's regulatory filings that include the registrant's financial statements and issuance of consent, and additional audit procedures and subsequent event reviews performed in connection with certain portfolio reorganizations and substitutions.

(c) Tax Fees for 2003: $46,150 and 2002: $12,600

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d) All Other Fees for 2003: $0 and 2002:  $0

All other fees include amounts related to consultation on technical accounting or regulatory matters relating to certain portfolio reorganizations and substitutions, review of the registrant's related regulatory filings and applications for exemptive relief and issuance of consent.

(e)(1)

The registrant's audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant's principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. With respect to audit fees, the audit committee also pre-approves an additional amount above the pre-approved amount to allow for unanticipated scope extensions and overruns. Any audit amounts in excess of the pre-approved amounts must be approved by the audit committee or its delegate prior to payment. The audit committee chair also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant's principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant's financial statements.

(e)(2) None of the services include in (b) - (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For 2003: $2,132,267
    For 2002: $1,851,854

(h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   [Reserved]

Item 9.   Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-2(c) under the Investment Company Act of 1940.

(b) The registrant's certifying officers are not aware of any changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.   Exhibits.

(a)(1) The registrant's code of ethics required by Item 2 is filed herewith.

(a)(2) Certifications required by Item 10(a)(2) are filed herewith.

(b)    Certifications required by Item 10(b) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
--------------------------
Steven M. Joenk
President and Chief Executive Officer
February 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
--------------------------
Steven M. Joenk
Chief Executive Officer
February 29, 2004

/s/ Kenneth T. Kozlowski
--------------------------
Kenneth T. Kozlowski
Chief Financial Officer
February 29, 2004